As  filed  with  the  Securities  and  Exchange   Commission  on  April 30, 2001
                                                        Registration No. 2-89550



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO. ( )

                       POST-EFFECTIVE AMENDMENT NO. 31 (X)


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                              Amendment No. 25 (X)
                        (Check appropriate box or boxes)


                           FUTUREFUNDS SERIES ACCOUNT
                           (Exact name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road

                        Greenwood Village, Colorado 80111
        (Address of Depositor's Principal Executive Officers) (Zip Code)


               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033

                               William T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road

                        Greenwood Village, Colorado 80111

                     (Name and Address of Agent for Service)

                                    Copy to:
                                               James F. Jorden, Esq.
                                 Jorden Burt LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-0805

It is proposed that this filing will become effective (check appropriate space)


       X Immediately upon filing pursuant to paragraph (b) of Rule 485.
         On    , pursuant to paragraph (b) of Rule 485.
         60 days after filing pursuant to paragraph (a)(1) of Rule 485.
         On   , pursuant to paragraph (a)(1) of Rule 485.


         If appropriate, check the following:

         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:
flexible premium deferred variable annuity contracts.

                           FUTUREFUNDS SERIES ACCOUNT
                                       Of
                   Great-West Life & Annuity Insurance Company

                GROUP FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS

                                 Distributed by
                           BenefitsCorp Equities, Inc.
            8515 East Orchard Road, Greenwood Village, Colorado 80111
                                 (800) 701-8255
--------------------------------------------------------------------------------

Overview

This Prospectus describes a group flexible premium deferred variable annuity contract ("Group Contract") designed to provide a retirement program that qualifies for special federal income tax treatment under various sections of the Internal Revenue Code of 1986 (the "Code"). The Group Contract provides an annuity insurance contract whose value is based on the investment performance of the Investment Divisions you select. BenefitsCorp Equities, Inc. ("BCE") is the principal underwriter and distributor of the Group Contracts. Great-West Life & Annuity Insurance Company ("we," "us," "Great-West" or "GWL&A") issues the Group Contracts in connection with:

  o pension or profit-sharing plans described in Code Section 401(a) ("401(a) Plans");

  o cash or deferred profit sharing plans described in Code Section 401(k) ("401(k) Plans");

  o tax sheltered annuities described in Code Section 403(b)
  ("403(b) Plans");

  o deferred compensation plans described in Code Section 457(b)or (f) ("457(b) or (f) Plans");

  o qualified governmental excess benefit plans described in Code
  Section 415(m) ("415(m) Plans"); and

  o nonqualified deferred compensation plans ("NQDC Plans").


Participation in the Group Contracts
You may be eligible to participate in the Group Contract if you participate in one of the Plans described above. The owner of a Group Contract will be an employer, plan trustee, certain employer or employee associations, as applicable ("Group Policyholder"). We will establish a participant annuity account ("Participant Annuity Account") in your name. This Participant Annuity Account will reflect the dollar value of the Contributions made on your behalf.

Allocating your money

You can allocate your Contributions among 41 Investment Divisions of the FutureFunds Series Account (the "Series Account"). Each Investment Division invests all of its assets in one of 41 corresponding mutual funds ("Eligible Funds"). Following is a list of each Eligible Fund:

Maxim Templeton International Equity
Maxim INVESCO ADR
Janus Aspen Series Worldwide Growth
Maxim INVESCO Small-Cap Growth
Maxim Loomis-Sayles Small-Cap Value
Maxim Index 600
Maxim Ariel Small-Cap Value
Maxim T. Rowe Price MidCap Growth
Alger American MidCap Growth
Maxim Ariel Mid-Cap Value
Fidelity VIP Growth
Maxim Founders Growth & Income
Maxim Growth Index Maxim Stock Index
Maxim T. Rowe Price Equity-Income
Maxim Value Index
Fidelity VIP II Contrafund
Maxim INVESCO Balanced
Stein Roe Balanced
Alger American Balanced
Pioneer Equity-Income VCT
Maxim Bond Index
Maxim Bond
Maxim Loomis-Sayles Corporate Bond
Maxim U.S.Government Securities
Maxim Money Market
Maxim Aggressive Profile I
Maxim Moderately Aggressive Profile I
Maxim Moderate Profile I
Maxim Moderately Conservative Profile I
Maxim Conservative Profile I
AIM Blue Chip Fund
American Century Equity-Income Fund
Artisan International Fund
INVESCO Dynamics Fund
Janus Twenty Fund
Janus Worldwide Fund
RS Emerging Growth Fund
American Century Income & Growth Fund
Franklin Small Cap Growth Fund I \
Janus Fund


            The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                   The date of this Prospectus is May 1, 2001

You can also allocate your money to certain options where you can earn a fixed rate of return on your investment. Your interest in a fixed option is not considered a security and is not subject to review by the Securities and Exchange Commission.

The Investment Divisions and the Fixed Options available to you will depend on the terms of the Group Contract. Please consult with the Group Policyholder for more information.

Payment options
The Group Contract offers you a variety of payment options. You can select from options that provide for fixed or variable payments or a combination of both. If you select a variable payment option, your payments will reflect the investment experience of the Investment Divisions you select. Income can be guaranteed for your lifetime and/or your spouse's lifetime or for a specified period of time, depending on your needs and circumstances.


This Prospectus presents important information you should read before participating in the Group Contract. Please read it carefully and retain it for future reference. You can find more detailed information pertaining to the Group Contract in the Statement of Additional Information dated May 1, 2001 which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus, which means that it is legally a part of this Prospectus. Its table of contents may be found on the last page of this Prospectus. The Statement of Additional Information may be obtained without charge by contacting Great-West at its Administrative Offices or by calling (800) 701-8255 or, you can also obtain it, material incorporated by refernce, and other information regarding us, by visiting the Securities and Exchange Commission's web site at http://www.sec.gov.

                                TABLE OF CONTENTS

                                                                                                 Page

Definitions......................................................................................3
Key Features.....................................................................................4
Fee Table........................................................................................5
Condensed Financial Information..................................................................9
Great-West Life & Annuity Insurance Company......................................................9
FutureFunds Series Account.......................................................................9
Investments of the Series Account................................................................9
The Group Contracts..............................................................................12
Accumulation Period..............................................................................13
         Application and Initial Contribution....................................................13
         Free-Look Period........................................................................13
         Subsequent Contributions................................................................13
               Making Transfers..................................................................13
               Loans.............................................................................15
               Total and Partial Withdrawals.....................................................15
               Cessation of Contributions........................................................16
               Death Benefit.....................................................................16
Charges and Deductions...........................................................................17
Periodic Payment Options.........................................................................20
Annuity Payment Options..........................................................................21
Federal Tax Consequences.........................................................................23
Performance Related Information..................................................................29
Voting Rights....................................................................................31
Distribution of the Group Contracts..............................................................32
State Regulation.................................................................................32
Restrictions Under the Texas Optional Retirement Program.........................................32
Reports..........................................................................................32
Rights Reserved by Great-West....................................................................32
         Adding and Discontinuing Investment Options.............................................33
         Substitution of Investments.............................................................33
Legal Matters....................................................................................33
Available Information............................................................................33
Appendix A, Condensed Financial Information......................................................34
Appendix B, Net Investment Factor Calculation ...................................................54


This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.


               The Group Contract is not available in all states.

Definitions Accumulation Period: The period between the effective date of your participation in the Group Contract and the

Annuity Commencement Date. During this period, you are making Contributions to the Group Contract.

Accumulation Unit: An accounting measure we use to determine your Variable Account Value during the Accumulation Period.

Administrative  Offices: The Administrative Offices of GWL&A are located at 8515
E. Orchard Rd., Greenwood Village, Colorado 80111.

Annuity Commencement Date: The date payments begin under an annuity payment option.

Annuity Unit: An accounting measure we use to determine the dollar value of each variable annuity payment after the first payment.

Contribution(s): Amount(s) paid to us under the Group Contract on your behalf.

Eligible Fund: A mutual fund in which an Investment Division invests all of its assets.

Fixed Annuity: An annuity with payments that remain fixed throughout the payment period and which do not reflect the investment experience of an Investment Division.

Fixed Options: Investment options that provide a fixed rate of return to which you can allocate Contributions or make Transfers. There are currently three types of Fixed Options. They are the Daily Interest Guaranteed Sub-Account, the Guaranteed Certificate Funds and the Guaranteed Fixed Fund. Your interest in the Fixed Options are not securities and are not subject to review by the Securities and Exchange Commission. Please see your Group Contract for more information about the Fixed Options.

Group Contract: An agreement between GWL&A and the Group Policyholder providing a fixed and/or variable deferred annuity issued in connection with certain retirement plans. Group Policyholder: Depending on the type of plan and the employer's involvement, the Group Policyholder will be an employer, plan trustee, certain employer associations or employee associations.

Guaranteed Account Value: The sum of the value of each of your Guaranteed Sub-Accounts.

Guaranteed Sub-Accounts: The subdivisions of your Participant Annuity Account reflecting the value credited to you from the Fixed Options.

Investment Division: The Series Account is divided into Investment Divisions, one for each Eligible Fund. You select one or more Investment Divisions to which you allocate your Contributions. Your Variable Account Value will reflect the investment performance of the corresponding Eligible Funds.

Participant: The person who is eligible to and elects to participate in the Group Contract; sometimes referred to as "you," "your" or "yours" in this Prospectus. Participant Annuity Account: A separate record we establish in your name that reflects all transactions you make under the Group Contract.

Participant Annuity Account Value: The total value of your interest under the Group Contract. It is the total of your Guaranteed and Variable Account Values.

Premium Tax: The amount of tax, if any, charged by a state or other government authority.

Request: Any Request, either written, by telephone or computerized, which is in a form satisfactory to GWL&A and received by GWL&A at its Administrative Offices.


Series Account: FutureFunds Series Account, a separate account, established by GWL&A to provide variable funding options for the Group Contracts. It is registered as a unit investment trust under the Investment Company Act of 1940 and consists of the individual Investment Divisions.


Transfer: When you move your Participant Annuity Account Value between and among the Investment Divisions and Fixed Options.

Transfer to Other Companies: The Transfer of all or a portion of your Participant Annuity Account Value to another company.

Valuation Date: The date on which we calculate the accumulation unit value of each Investment Division. This calculation is made as of the close of business of the New York Stock Exchange (generally 4:00 p.m. ET). It is also the date on which we will process any Contribution or Request received. Contributions and Requests received after the close of trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next
Valuation Date. Your Participant Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading. On the day after Thanksgiving, however, you can only submit transaction Requests by automated voice response unit, via the Internet or by an automated computer link. The day after Thanksgiving is a valuation date.


Valuation Period: The period between the ending of two successive Valuation Dates. Variable Account Value: The total value of your Variable Sub-Accounts.


Variable  Sub-Account:   A  subdivision  of  your  Participant  Annuity  Account
reflecting the value credited to you from an Investment Division.

Key Features

Following are some of the key features of the Group Contract. These topics are discussed in more detail throughout the Prospectus so please be sure to read it carefully. Purpose of the Group Contract The Group Contract is designed to be issued in connection with:

     o401(a) Planso403(b) Plans
     o401(k) Planso457(b) or (f) Plans
     o415(m) Plans
     oNQDC Plans

Tax deferral for participants in and sponsors of qualified plans arises as a result of the plan. Tax deferral for participants in non-qualified plans also arises as a result of the plan. Sponsors of non-qualified plans will not enjoy tax deferral under the Group contract and thus will incur tax on the investment gain on the Group Contract unless they are tax exempt entities.

Participation in the Group Contract
You must complete an application to participate under the Group Contract. Once you become a Participant, you may make unlimited Contributions, subject to the terms of your plan. There is no minimum amount for your Contributions. Please consult your employer or the Group Policyholder, as the case may be, for information concerning eligibility.

Allocation of Contributions
You may allocate your Contributions to the Investment Divisions and/or the Fixed Options. In your application, you instruct us how you would like your Contributions allocated. For some plans, if you do not provide complete allocation instructions in your application, we will allocate your Contributions to an investment option specified by the Group Policyholder. Thereafter, you may change your allocation instructions as often as you like by Request. You may allocate your Contributions to the Investment Divisions where your investment returns will reflect the investment performance of the corresponding Eligible Funds or to the Fixed Options where your Contributions will earn a fixed rate of return. The Eligible Funds are described more fully in their accompanying prospectuses. The following Investment Divisions are not available for non-qualified Plans sponsored by a taxable employer: AIM Blue Chip Fund, American Century Equity-Income Fund, American Century Income & Growth Fund, Artisan International Fund, Franklin Small Cap Growth Fund I, INVESCO Dynamics Fund, Janus Fund, Janus Twenty Fund, Janus Worldwide Fund and RS Emerging Growth Fund.

Free Look Period
The free look period applies only to Group Contracts issued under 403(b) Plans. Within ten (10) days (or longer where required by law) after your application is received by GWL&A, you may cancel your interest in the Group Contract for any reason by delivering your Request to cancel, to our Administrative Offices or to an authorized agent of GWL&A. We must receive it in person or postmarked prior to the expiration of the free look period. Upon cancellation, GWL&A will refund the greater of all Contributions made, less partial withdrawals, or your Participant Annuity Account Value.

Your Participant Annuity Account

When your application is approved, we will establish a Participant Annuity Account in your name that will reflect all transactions you make under the Group Contract, including the amount of Contributions made on your behalf. We will send you a statement of your Participant Annuity Account Value at least annually. You may also check your Participant Annuity Account Value by using our voice response unit system, KeyTalk(R), or through the Internet.

Charges and Deductions Under the Group Contracts
You will pay certain charges under the Group Contract. These charges vary by Group Contract and may include:


     . An annual contract maintenance charge
     . A contingent deferred sales charge
     . A mortality and expense risk charge
     . A Premium Tax

In addition, you indirectly pay the management fees and other expenses of an Eligible Fund when you allocate your money to the corresponding Investment Division.

Total and Partial Withdrawals
You may withdraw all or part of your Participant Annuity Account Value at any time before the Annuity Commencement Date. Amounts you withdraw may be subject to a Contingent Deferred Sales Charge. In addition, there may be certain tax consequences when you make a withdrawal.

Making Transfers
You can Transfer your Participant Annuity Account Value among the Investment Divisions as often as you like before the Annuity Commencement Date. After the Annuity Commencement Date, you may continue to Transfer among the Investment Divisions if you have selected a variable annuity payment option. You can also transfer between the Investment Divisions and the Fixed Options. Transfers before the Annuity Commencement Date involving certain of the Fixed Options are subject to restrictions that are more fully described in your Group Contract.

Annuity Payment Options

We provide you with a wide range of annuity options, giving you the flexibility to choose an annuity payment schedule that meets your needs. Payments may be made on a variable, fixed, or combination basis. Under a variable annuity payment option your payments will continue to reflect the performance of the Investment Divisions you select.

Death Benefit
We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.

     o If you die before age 70, the death benefit is the greater of (1) your Participant Annuity Account Value, less any Premium Taxes, or (2) the sum of all Contributions, less any withdrawals and Premium Taxes.

     o If you die at or after age 70, the death benefit is your Participant Annuity Account Value, less any Premium Taxes.

                                    FEE TABLE

The purpose of this table and the examples that follow is to assist you in understanding the various costs and expenses that you will bear directly or indirectly when investing in the Group Contract. The table and examples reflect the maximum amount of each type of charge shown. The actual charges you may pay under your Group Contract may be lower. Please contact your employer or your BCE representative for more information about the charges that are applicable to your Group Contract. In addition to the expenses listed below, Premium Tax may be applicable.

PARTICIPANT TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of purchase payments)..........None
Contingent Deferred Sales Charge (as a percentage of amount distributed)........6%

Transfer Fee....................................................................None


Annual Contract Maintenance Charge..............................................$30

SEPARATE ACCOUNT ANNUAL EXPENSES


Maximum Periodic Mortality and Expense Risk Charge 1, 2.........................1.00%
Maximum Daily Mortality and Expense Risk Charge1................................1.25%



--------

1 Although the Mortality and Expense Risk Charge appears twice in this Fee Table, you will pay only one of these charges. Depending on the terms of your Group Contract, you will pay this charge either as a periodic deduction from your Participant Annuity Account Value or as a daily deduction from the Accumulation Unit Value of each Investment Division to which you allocate your Participant Annuity Account Value. After the Annuity Commencement Date, however, all Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. Please see "Charges and Deductions: Mortality and Expense Risk Deductions" for more information.


2 After the Annuity Commencement Date, all Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. 1Standard & Poor's, S&P 500 Composite Index, S&P Mid-Cap Index, S&P Small-Cap 600 Stock Index, S&P/BARRA Value Index and S&P/BARRA Growth Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Maxim Series Fund, Inc. and Great-West Life & Annuity Insurance Company. The Eligible Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of using any index.

                          ELIGIBLE FUND ANNUAL EXPENSES
                   (as a percentage of Eligible Fund average net assets as of December 31,2000)

                 Eligible Fund                      Management Fees       Other Expenses     Total Eligible
                                                                                             Fund Expenses

Maxim Templeton International Equity                     1.00%                0.25%              1.25%
Maxim INVESCO ADR                                        1.00%                0.14%              1.14%
Janus Aspen Series Worldwide Growth1                     0.65%                0.04%              0.69%
Maxim INVESCO Small-Cap Growth                           0.95%                0.08%              1.03%
Maxim Loomis-Sayles Small-Cap Value                      1.00%                0.16%              1.16%
Maxim Index 600                                          0.60%                 None              0.60%
Maxim Ariel Small-Cap Value                              1.00%                0.27%              1.27%
Maxim T. Rowe Price MidCap Growth                        1.00%                0.08%              1.08%
Alger American MidCap Growth                             0.80%                0.04%              0.84%
Maxim Ariel Mid-Cap Value                                0.95%                0.24%              1.19%
Fidelity VIP Growth2                                     0.57%                0.08%              0.65%
Maxim Founders Growth & Income                           1.00%                0.12%              1.12%
Maxim Growth Index                                       0.60%                 None              0.60%
Maxim Stock Index                                        0.60%                 None              0.60%
Maxim T. Rowe Price Equity-Income                        0.80%                0.10%              0.90%
Maxim Value Index                                        0.60%                 None              0.60%
Fidelity VIP II Contrafund2                             0.578%                0.09%              0.66%
Maxim INVESCO Balanced                                   1.00%                 None              1.00%
Stein Roe Balanced3                                      0.45%                0.19%              0.64%
Alger American Balanced                                  0.75%                0.13%              0.88%
Pioneer Equity-Income VCT4                               0.65%                0.06%              0.71%
Maxim Bond Index5                                        0.50%                 None              0.50%
Maxim Bond                                               0.60%                 None              0.60%
Maxim Loomis-Sayles Corporate Bond                       0.90%                 None              0.90%
Maxim U.S. Government Securities                         0.60%                 None              0.60%
Maxim Money Market                                       0.46%                 None              0.46%
AIM Blue Chip Fund6                                      0.63%                0.56%              1.19%
American Century Equity-Income Fund7                     1.00%                0.00%              1.00%
Artisan International Fund                               0.94%                0.32%              1.26%
INVESCO Dynamics Fund8                                   0.46%                0.45%              0.91%
Janus Twenty Fund1                                       0.65%                0.21%              0.86%
Janus Worldwide Fund1                                    0.65%                0.23%              0.88%
RS Emerging Growth Fund9                                 1.00%                0.29%              1.29%
American Century Income & Growth Fund6                   0.67%                0.00%              0.67%
Franklin Small Cap Growth Fund I                         0.45%                0.40%              0.85%
Janus Fund1                                              0.65%                0.19%              0.84%
Maxim Aggressive Profile I10                             0.25%                 None              0.25%
Maxim Moderately Aggressive Profile I10                  0.25%                 None              0.25%
Maxim Moderate Profile I10                               0.25%                 None              0.25%
Maxim Moderately Conservative Profile I10                0.25%                 None              0.25%
Maxim Conservative Profile I10                           0.25%                 None              0.25%

1. For the Janus Twenty Fund, Janus Worldwide Fund and Janus Fund, expenses are based on expenses for fiscal year ended October 31, 2000 and the Management Fee information has been restated to reflect a new fee schedule effective January 31, 2000. For the Janus Aspen Series Worldwide Growth Portfolio, expenses are based on expenses for the fiscal year ended December 31, 2000, re-stated to reflect a contractual reduction in the management fee.

2. For the Fidelity VIP Growth and Fidelity VIP II Contrafund Portfolios, actual annual operating expenses were lower because a portion of the brokerage commissions that the portfolios paid was used to reduced the portfolios' expenses, and/or because through arrangements with the portfolios' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the portfolios' custodian expenses. See the accompanying prospectuses for more details.

3. For the Stein Roe Balanced Fund, 0.15% of the Other Expenses is for the administrative services fee.

4. For the Pioneer Equity-Income VCT Portfolio, because the Portfolio pays 12b-1 distribution fees which are based upon the Portfolio's assets, fees may exceed the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

5. Formerly, the Maxim Investment Grade Corporate Bond Portfolio. On July 26, 1999, pursuant to a vote of the majority of the shareholders, the Portfolio changed its name and investment objective so that it now seeks investment results that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index.

6. For the AIM Blue Chip Fund, "Other Expenses" includes a 12b-1 distribution fee of 0.25%, which may cause fees for long term shareholders to exceed the economic equivalent of the maximum permitted initial sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

7. For the American Century Equity Income Fund, Other Expenses, which include the fees and expenses of the funds' independent directors, their legal counsel and interest, were less than 0.005% for the most recent fiscal year. For the American Century Income & Growth Fund, "Management Fees" are based on expenses during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase. Other Expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

8. For the INVESCO Dynamics Fund, because the Fund pays 12b-1 distribution fees of 0.25%, which are based upon the Fund's assets, fees may exceed the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

9. For the RS Emerging Growth Fund, because the Fund pays 12b-1 distribution fees which are based upon the Fund's assets, fees may exceed the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

10. Each Profile Portfolio will primarily invest in shares of other Underlying Portfolios ("Underlying Portfolios"). Therefore, each Profile Portfolio will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios, in addition to its own expenses as described more fully in the table below. This information is provided as a weighted-average range of the expense ratios since the average assets of each Profile Portfolio invested in Underlying Portfolios will fluctuate. The total expense ratios may be higher or lower depending on the allocation of a Profile Portfolio's assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios


                                         Minimum Total Maxim Series Fund        Maximum Total Maxim Series Fund
                                         Annual Expenses                        Annual Expenses

Maxim Aggressive Profile I                               0.94%                                  1.45%
Maxim Moderately Aggressive Profile I                    0.90%                                  1.38%
Maxim Moderate Profile I                                 0.88%                                  1.34%
Maxim Moderately Conservative Profile I                  0.86%                                  1.29%
Maxim Conservative Profile I                             0.81%                                  1.21%


                                    EXAMPLES


If you make a total withdrawal at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and an assessment of the maximum mortality and expense risk charge that is assessed as a daily deduction from the Investment Divisions and the Contingent Deferred Sales Charge of 6% of the Contributions made within the last 72 months under any Group Contract:


                  Investment Division                          1 Year             3 Year              5 Year             10 Year
--------------------------------------------------------- ----------------- ------------------- ------------------- ----------------

Maxim Money Market                                             $78.01            $118.54             $165.75             $258.74
Maxim Bond Index                                               $78.42            $119.86             $168.09             $264.21
Maxim Bond                                                     $79.45            $123.15             $173.91             $277.79
Maxim Stock Index                                              $79.45            $123.15             $173.91             $277.79
Maxim U.S. Government Securities                               $79.45            $123.15             $173.91             $277.79
Maxim Index 600                                                $79.45            $123.15             $173.91             $277.79
Maxim Value Index                                              $79.45            $123.15             $173.91             $277.79
Maxim Growth Index                                             $79.45            $123.15             $173.91             $277.79
Alger American MidCap Growth                                   $81.92            $131.00             $187.78             $309.83
Maxim Ariel Mid-Cap Value                                      $85.51            $142.35             $207.70             $355.19
Maxim INVESCO Small-Cap Growth                                 $83.87            $137.18             $198.63             $334.65
Maxim Templeton International Equity                           $86.13            $144.28             $211.08             $362.81
Maxim Loomis-Sayles Corporate Bond                             $85.54            $132.95             $191.22             $317.72
Alger American Balanced                                        $82.33            $132.30`            $190.07             $315.09
Pioneer Equity-Income VCT                                      $80.58            $126.75             $180.29             $292.57
Maxim Ariel Small-Cap Value                                    $86.33            $144.93             $212.20             $365.34
Maxim INVESCO ADR                                              $85.00            $140.73             $204.87             $348.81
Maxim Loomis-Sayles Small-Cap Value                            $84.20            $141.38             $206.00             $351.37
Maxim INVESCO Balanced,                                        $83.56            $136.20             $196.93             $330.76
Maxim T. Rowe Price Equity/Income                              $85.54            $132.95             $191.22             $317.72
Fidelity VIP Growth                                            $79.97            $124.79             $176.81             $284.53
Fidelity VIP II Contrafund                                     $80.07            $125.12             $177.39             $285.87
Janus Aspen Worldwide Growth                                   $80.38            $126.10             $179.13             $289.90
Stein Roe Balanced Fund, Variable Series                       $79.86            $124.46             $176.23             $283.18
Maxim Founders Growth & Income                                 $84.80            $140.09             $203.74             $346.25
Maxim T. Rowe Price MidCap Growth                              $84.38            $138.79             $201.47             $341.11
Maxim Aggressive Profile I                                     $75.84            $111.60             $153.39             $229.67
Maxim Moderately Aggressive Profile I                          $75.84            $111.60             $153.39             $229.67
Maxim Moderate Profile I                                       $75.84            $111.60             $153.39             $229.67
Maxim Moderately Conservative Profile I                        $75.84            $111.60             $153.39             $229.67
Maxim Conservative Profile I                                   $75.84            $111.60             $153.39             $229.67
AIM Blue Chip Fund                                             $85.51            $142.35             $207.70             $355.19
American Century Equity-Income Fund                            $83.56            $136.20             $196.93             $330.76
Artisan International Fund                                     $86.23            $144.60             $211.64             $364.08
INVESCO Dynamics Fund                                          $82.64            $133.28             $191.79             $319.03
Janus Twenty Fund                                              $82.13            $131.65             $188.92             $312.46
Janus Worldwide Fund                                           $82.13            $132.30             $190.07             $315.09
RS Emerging Growth Fund                                        $86.54            $145.57             $213.33             $367.87
American Century Income & Growth Fund                          $80.17            $125.44             $177.97             $287.21
Franklin Small-Cap Growth Fund I                               $82.02            $131.33             $188.35             $311.15
Janus Fund                                                     $81.92            $131.00             $187.78             $309.83







                                Examples (con't)

If you continue your interest under the Group Contract, or if you elect to take annuity payments, at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and an assessment of the maximum mortality and expense risk charge that is assessed as a daily deduction from the Investment Divisions:

                   Investment Division                          1 Year            3 Year              5 Year             10 Year
----------------------------------------------------------- ---------------- ------------------ ------------------- ----------------

Maxim Money Market                                              $18.04            $58.54             $105.75             $258.74
Maxim Bond Index                                                $18.42            $59.86             $108.09             $264.21
Maxim Bond,                                                     $19.45            $63.15             $113.91             $277.79


Maxim Stock Index                                               $19.45            $63.15             $113.91             $277.79
Maxim U.S. Government Securities                                $19.45            $63.15             $113.91             $277.79
Maxim Index 600                                                 $19.45            $63.15             $113.91             $277.79
Maxim Value Index                                               $19.45            $63.15             $113.91             $277.79
Maxim Growth Index                                              $19.45            $63.15             $113.91             $277.79
Alger American MidCap Growth                                    $21.92            $71.00             $127.78             $308.83
Maxim Ariel Mid-Cap Value                                       $25.51            $82.35             $147.70             $355.19
Maxim INVESCO Small-Cap Growth                                  $23.87            $77.18             $138.63             $334.65
Maxim Templeton International Equity                            $26.13            $84.28             $151.08             $362.81
Alger American Balanced                                         $22.33            $72.30             $130.07             $315.09
Maxim Loomis-Sayles Corporate Bond                              $22.54            $72.95             $131.22             $317.72
Pioneer Equity-Income VCT                                       $20.58            $66.75             $120.29             $292.57
Maxim Ariel Small-Cap Value                                     $26.33            $84.93             $152.20             $365.34
Maxim INVESCO ADR                                               $25.00            $80.73             $144.87             $348.81
Maxim Loomis-Sayles Small-Cap Value                             $25.20            $81.38             $146.00             $351.37
Maxim INVESCO Balanced                                          $23.56            $76.20             $136.93             $330.76
Maxim T. Rowe Price Equity/Income                               $22.54            $72.95             $131.22             $317.72
Fidelity VIP Growth                                              $1997            $64.79             $116.81             $284.53
Fidelity VIP II Contrafund                                      $20.07            $65.12             $117.39             $285.87
Janus Aspen Worldwide Growth                                    $20.48            $66.43             $119.71             $291.23
Stein Roe Balanced Fund, Variable Series                        $19.86            $64.46             $116.23             $283.18
Maxim Founders Growth & Income                                  $24.80            $80.09             $143.74             $346.25
Maxim T. Rowe Price MidCap Growth                               $24.38            $78.79             $141.47             $341.11
Aggressive Profile                                              $15.84            $51.60              $93.39             $229.67
Moderately Aggressive Profile                                   $15.84            $51.60              $93.39             $229.67
Moderate Profile                                                $15.84            $51.60              $93.39             $229.67
Moderately Conservative Profile                                 $15.84            $51.60              $93.39             $229.67
Conservative Profile                                            $15.84            $51.60              $93.39             $229.67
AIM Blue Chip Fund                                              $25.51            $82.35             $147.70             $355.19
American Century Equity-Income Fund                             $23.56            $76.20             $136.93             $300.76
Artisan International Fund                                      $26.23            $84.60             $151.64             $364.08
INVESCO Dynamics Fund                                           $22.64            $73.28             $131.79             $319.03
Janus Twenty Fund                                               $22.13            $71.65             $128.92             $312.46
Janus Worldwide Fund                                            $22.33            $72.30             $130.07             $315.09
RS Emerging Growth Fund                                         $26.54            $85.57             $153.33             $367.87
American Century Income & Growth Fund                           $20.17            $65.44             $117.97             $287.21
Franklin Small-Cap Growth Fund I                                $22.02            $71.33             $128.35             $311.15
Janus Fund                                                      $21.92            $71.00             $127.78             $309.83


The above Examples, including the performance rate assumed, should not be considered a representation of past or future performance or expenses. Actual performance achieved or expenses paid may be greater or less than those shown.

Please note that while GWL&A currently intends to pay any Premium Tax levied by any governmental entity, GWL&A reserves the right to, in the future and with prior notice to Participants, deduct the Premium Tax, if any, from Participant Annuity Account Values.

CONDENSED FINANCIAL INFORMATION

Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Investment Division. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Participant Annuity Account Value, such as the Contract Maintenance Charge or the Periodic Mortality and Expense Risk Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a fuller picture of each Investment Division's finances and performance, you should also review the Series Account's financial statements, which are contained in the SAI.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

GWL&A is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to its current name in February of 1982. In September of 1990, GWL&A redomesticated and is now organized under the laws of the state of Colorado.

GWL&A is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in Puerto Rico, the District of Columbia, the U.S. Virgin Islands, Guam and 49 states in the United States.

GWL&A is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

GWL&A has primary responsibility for administration of the Group Contracts and the Series Account. Its Administrative Offices are located at 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

FUTUREFUNDS SERIES ACCOUNT

We originally established the Series Account under Kansas law on November 15, 1983. The Series Account now exists pursuant to Colorado law as a result of our redomestication. The Series Account consists of Investment Divisions and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as a unit investment trust. This registration does not involve supervision of the management of the Series Account or GWL&A by the Securities and Exchange Commission.

We do not guarantee the investment performance of the Investment Divisions. The portion of your Participant Annuity Account Value allocated to the Investment Divisions and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, you bear the full investment risk for all Contributions allocated to the Investment Divisions.

The Series Account and its Investment Divisions are administered and accounted for as part of our general business. However, the income, gains, or losses of each Investment Division are credited to or charged against the assets held in that Investment Division, without regard to other income, gains or losses of any other Investment Division and without regard to any other business GWL&A may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business GWL&A may conduct. Nevertheless, all obligations arising under the Group Contracts are generally corporate obligations of GWL&A.


The Series Account currently has 41 Investment Divisions available for allocation of Contributions. Each Investment Division invests in shares of an Eligible Fund each having a specific investment objective. If we decide to make additional Investment Divisions available to Group Policyholders, we may or may not make them available to you based on our assessment of marketing needs and investment conditions.


INVESTMENTS OF THE SERIES ACCOUNT

The Eligible Funds

Some Eligible Funds may not be available under your Group Contract because the Group Policyholder may decide to offer only a select number of Eligible Funds under its plan. Please consult with your Group Policyholder or employer, as the case may be, or one of our authorized representatives for more information concerning the availability of Eligible Funds under your Group Contract.

Each Eligible Fund is a separate mutual fund having its own investment objectives and policies and is registered with the Securities and Exchange Commission as an open-end management investment company or portfolio thereof. The Securities and Exchange Commission does not supervise the management or the investment practices and policies of any of the Eligible Funds.

Ten of the Eligible Funds are publicly offered mutual funds. Some of the other Eligible Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Eligible Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Eligible Funds may differ substantially.

Some of the Eligible Funds' investment advisers may compensate us for providing administrative services in connection with the Eligible Funds. Such compensation is paid for from the investment adviser's assets.

The following sets forth the investment objective of each Eligible Fund and summarizes its principal investment strategy. There is no assurance that any of the Eligible Funds will achieve their respective objectives.

Maxim Series Fund, Inc.

Maxim Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Maxim Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

Maxim Bond Portfolio seeks maximum total return consistent with the preservation of capital. This portfolio invests primarily in bonds issued by the U.S. Government and its agencies and by domestic or foreign corporations.

Maxim Bond Index Portfolio seeks investment results, before fees, that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index.

Maxim Stock Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise Standard & Poor's (S&P) 500 Composite Stock Price Index and the S&P Mid-Cap Index, weighted according to their respective pro-rata shares of the market.1

Maxim U.S. Government Securities Portfolio seeks the highest level of return consistent with preservation of capital and substantial credit protection. This portfolio invests at least 65% of its total assets in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities.

Maxim Index 600 Portfolio seeks investment results, before fees. that track the total return of the common stocks that comprise the S&P Small-Cap 600 Stock Index.1

Maxim Ariel Mid-Cap Value Portfolio seeks long-term capital appreciation. This portfolio will invest primarily in equity securities of mid-cap companies which are believed to be undervalued but demonstrate a strong potential for growth.

Maxim Templeton International Equity Portfolio seeks long-term capital growth. This portfolio invests primarily in commons stocks of foreign companies.

Maxim Loomis-Sayles Corporate Bond Portfolio seeks high total investment return through a combination of current income and capital preservation. This portfolio will invest at least 65% of its total assets in corporate debt securities of any maturity. It may also invest up to 20% of its total assets in preferred stocks or foreign securities and up to 35% in below investment grade quality securities.

Maxim Ariel Small-Cap Value Portfolio seeks long term capital appreciation by investing primarily in small-cap common stocks. This portfolio will emphasize small companies that are believed to be undervalued.

Maxim INVESCO Small-Cap Growth Portfolio seeks to achieve long-term capital growth. This portfolio will invest primarily in a diversified group of equity securities of emerging growth companies with market capitalizations of $1 billion or less at the time of initial purchase.

Maxim INVESCO ADR Portfolio seeks a high total return through capital appreciation and current income, while reducing risk through diversification. This portfolio invests primarily in foreign securities that are issued in the form of American Depositary Receipts ("ADRs") or foreign stocks that are registered with the Securities and Exchange Commission and traded in the U.S.


Maxim INVESCO Balanced Portfolio seeks high total return on investment through capital appreciation and current income. This portfolio invests in a combination of common stocks and fixed income securities, including preferred stocks, convertible securities and bonds. Normally, the portfolio invests a majority of its total assets in common stocks and approximately one-third of its assets in investment grade debt securities.


Maxim T. Rowe Price Equity/Income Portfolio seeks substantial dividend income and also capital appreciation. This portfolio invests primarily in dividend-paying common stocks of established companies.


Maxim Value Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the S&P/BARRA Value Index.1 The S&P/BARRA Value Index is a widely recognized, unmanaged index that is comprised of the stocks representing half of the total market value of the S&P 500 with the lowest price-to-book value ratios.

Maxim Growth Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the S&P/BARRA Growth Index.1 The S&P/BARRA Growth Index is a widely recognized, unmanaged index that is comprised of the stocks representing half of the total market value of the S&P 500 with the highest price-to-book value ratios.


Maxim Loomis-Sayles Small-Cap Value Portfolio seeks long-term capital growth. This portfolio seeks to build a core small-cap portfolio of solid growth companies' stock with a small emphasis on companies that have experienced significant business problems but which are believed to have favorable prospects for recovery.

Maxim Founders Growth & Income Portfolio seeks long-term growth of capital and income. This portfolio invests primarily in common stocks of large, well established, stable and mature companies, commonly known as "Blue Chip" companies.


Maxim T. Rowe Price MidCap Growth Portfolio seeks long-term appreciation. This portfolio will invest primarily in a diversified portfolio of mid-cap companies emphasizing companies whose earnings are expected to grow at a faster rate than the average mid-cap company. In this regard, the portfolio will focus on issuers whose market capitalization fall withint the range of companies included in the S&P 400 MidCap Index.


Maxim Profile Portfolios
Each of the following five Profile Portfolios seeks to provide an asset allocation program designed to meet certain investment goals based on an investor's risk tolerance.

Aggressive Profile Portfolio seeks long-term capital appreciation primarily through investments in other Maxim Series Fund, Inc. portfolios that emphasize equity investments.

Moderately Aggressive Profile Portfolio seeks long-term capital appreciation primarily through investments in other Maxim Series Fund, Inc. portfolios that emphasize equity investments, though income is a secondary consideration.

Moderate Profile Portfolio seeks long-term capital appreciation primarily through investments in other Maxim Series Fund, Inc. portfolios with a relatively equal emphasis on equity and fixed income investments.

Moderately Conservative Profile Portfolio seeks capital appreciation primarily through investments in other Maxim Series Fund, Inc. portfolios that emphasize fixed income investments, and to a lesser degree equity investments.

Conservative Profile Portfolio seeks capital preservation primarily through investments in other Maxim Series Fund, Inc. portfolios that emphasize fixed income investments.

Fidelity Variable  Insurance  Products Fund and Variable  Insurance  Products II
Fund

Fidelity VIP Growth Portfolio seeks capital appreciation primarily by investing in common stocks.

Fidelity VIP II Contrafund Portfolio seeks long-term capital appreciation by investing primarily in common stocks. The fund invests its assets in securities of companies whose value its investment advisor believes is not fully recognized by the public.

Janus Aspen Series

Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests in common stocks of companies of any size throughout the world.

Stein Roe Variable Investment Trust


Stein Roe Balanced Fund, Variable Series seeks high total investment return through investment in a changing mix of common stocks, bonds and cash.


The Alger American Fund


Alger American Balanced Portfolio seeks current income and long-term capital appreciation. This portfolio focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the 4 highest categories by an established rating agency or, if not rated, which are determined by the portfolio manager to be of comparable quality. Ordinarily, at least 25% of the portfolio's net assets are invested in fixed-income securities.

Alger American MidCap Growth Portfolio seeks long-term capital appreciation. This portfolio focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.


Pioneer Variable Contracts Trust


Pioneer Equity-Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.


Following are the ten Eligible Funds which are publicly offered mutual funds. AIM Funds

AIM Blue Chip Fund seeks long term growth of capital with a secondary objective of current income. Under normal market conditions, this fund seeks to meet these objectives by investing at least 65% of its total assets in common stock of Blue Chip companies. Blue Chip companies are those companies that the fund's portfolio managers believe have the potential for above-average growth in earnings and that are will established in their respective industries.

American Century Funds (Investor Class)

American Century Equity Income Fund seeks to provide current income. Capital appreciation is a secondary objective. The fund seeks to meet these objectives by investing in common stocks of companies that the fund's managers believe have a favorable dividend-paying history that have prospects for dividend payments to continue or increase. Under normal market conditions, the fund managers intend to keep at least 85% of the fund's assets invested in income-paying securities and at least 65% of its assets in U.S. equity securities.


American Century Income & Growth Fund seeks to provide long-term capital growth. Income is a secondary objective. The fund seeks to meet these objectives by investing in common stocks primarily from the largest 1,500 publicly traded U.S. companies (measured by the value of their stock). This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the fund managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the fund managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates. The fund managers' goal is to create a fund that provides better returns than the Standard & Poor's 500 Index, without taking on significant additional risk. The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

Artisan Funds, Inc. (Investor Class)
Artisan International Fund seeks maximum long-term capital growth. Under normal market conditions, this fund seeks to meet this objective by investing at least 65% of its total assets in stocks of foreign companies.

INVESCO Stock Funds, Inc.

INVESCO Dynamics Fund attempts to make your investment grow. Under normal market conditions, it primarily invests in common stocks of mid-sized U.S. companies -
- those with market capitalizations between $2 billion and $15 billion at the time of purchase - - but also has the flexibility to invest in other types of securities including preferred stocks, convertible securities and bonds. The core of the fund's portfolio is invested in securities of established companies that are believed by the fund's managers to be leaders in attractive growth markets with a history of strong returns.


Janus Funds
Janus Twenty Fund seeks long-term growth of capital. Under normal market conditions, it seeks to meet this objective by investing primarily in common stocks selected for their growth potential. The fund normally concentrates its investments in a core group of 20-30 common stocks.

Janus Worldwide Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. Under normal market conditions, it seeks to meet this objective by investing primarily in common stocks of any size throughout the world. The fund normally invests in issuers from at least five countries, including the United States; however, the fund may invest in fewer than five countries or even a single country.

Janus Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. Under normal market conditions, it seeks to meet this objective by investing primarily in common stocks selected for their growth potential. The fund normally concentrates its investments in larger, more established companies. The fund may invest without limit in foreign equity and debt securities and less than 35% of its net assets in high-yield/high-risk bonds ("junk bonds"). The fund manager applies a "bottom up" approach in choosing investments. In other words, the fund manager looks for companies with earnings growth potential one at a time.

RS Investment Trust
RS Emerging Growth Fund seeks capital appreciation. Under normal market conditions, it seeks to meet this objective by investing primarily in smaller, rapidly growing emerging companies. The fund generally invests in industry segments that the fund's managers believe are experiencing rapid growth and in companies with proprietary advantages.
Franklin Strategic Series Funds

Franklin Small-Cap Growth Fund I seeks long-term capital growth. Under normal market conditions, the fund invests at least 65% of its total assets in equity securities of U.S. small capitalization (small cap) companies. For this fund, small cap companies are those companies with market cap values not exceeding (i) $1.5 billion, or (ii) the highest market cap value in the Russell 2000 Index, whichever is greater, at the time of purchase. The Russell 2000 Index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. The fund generally expects that its portfolio median market cap will significantly exceed the Index's median market cap. The fund manager may continue to hold an investment for further capital growth opportunities even if the company is no longer small cap.



Eligible Fund Investment Advisers

Maxim Series Fund, Inc. is advised by GW Capital Management, LLC. 8515 E. Orchard Road, Greenwood Village, Colorado 80111, a wholly owned subsidiary of Great-West.


The Alger American Fund is advised by Fred Alger Management, Inc. 1 World Trade Center, Suite 9333, New York, New York 10048.


Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products II Fund are advised by Fidelity Management & Research Company, 2 Devonshire Street, Boston Massachusetts 02109.

The Janus Aspen Series is advised by Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206.

Pioneer Variable Contracts Trust is advised by Pioneer Investment Management, Inc., 60 State Street, Boston, Massachusetts 02109.

The SteinRoe Variable Investment Trust is advised by Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, Illinois 60606.


The AIM Blue Chip Fund is advised by A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.


The American Century Investor Class Equity-Income Fund and American Century Income and Growth Fund are advised by American Century Investment Management, Inc., 4500 Main Street, Kansas City, Missouri 64111.


Artisan Funds, Inc. is advised by Artisan Partners Limited Partnership, 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202-3197.

INVESCO Stock Funds, Inc. is advised by INVESCO Funds Group, Inc., 7800 East Union Avenue, Denver, Colorado 80237.


Janus Worldwide Fund, Janus Fund and Janus Twenty Fund are advised by Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206.

RS Investment Trust is advised by RS Investment Management, Inc., 388 Market Street, Suite 200, San Francisco, California 94111.


The Franklin Small Cap Growth Fund I is advised by Franklin Advisors, Inc., 777 Mariners Island Blvd., San Mateo, California 94404.

Maxim Series Fund Sub-Advisers

GW Capital Management, LLC hires sub-advisers to manage the investment and reinvestment of assets of a number of the Maxim Series Fund, Inc. portfolios. These sub-advisers are subject to the review and supervision of GW Capital Management, LLC. and the board of directors of Maxim Series Fund, Inc.

Ariel Capital Corporation serves as the sub-adviser to the Maxim Ariel Mid-Cap Value Portfolio and the Maxim Ariel Small-Cap Value Portfolio. Ariel is located at 307 N. Michigan Avenue, Chicago, Illinois 60601.

Barclays Global Fund Advisors serves as the sub-adviser of the Maxim Stock Index, Maxim Index 600, Maxim Growth Index and Maxim Value Index Portfolios. Barclays is located at 45 Fremont Street, San Francisco, CA 94105.

Founders Asset Management, Inc. serves as the sub-adviser of the Maxim Founders Growth & Income Portfolio. Founders is located at 2930 East Third Avenue, Denver, CO 80206. INVESCO Capital Management, Inc. serves as the sub-adviser to the Maxim INVESCO ADR Portfolio. INVESCO Capital Management, Inc. is located at 1315 Peachtree Street, Atlanta, Georgia 30309.


INVESCO Funds Group, Inc. serves as the sub-adviser of the Maxim INVESCO Small-Cap Growth Portfolio and the Maxim INVESCO Balanced Portfolio. INVESCO Funds Group, Inc. is located at 7800 E. Union Avenue, Denver, Colorado 80237.


Loomis, Sayles & Company, LP ("Loomis Sayles") serves as the sub-adviser to the Maxim Loomis Sayles Corporate Bond Portfolio and the Maxim Loomis Sayles Small-Cap Value Portfolio. Loomis Sayles is located at One Financial Center, Boston, Massachusetts 02111.

Templeton  Investment  Counsel,  LLC  serves  as the  sub-adviser  of the  Maxim
Templeton International Equity Portfolio. Templeton is located at Broward Financial Centre, 500 East Broward Blvd, Suite 2100, Fort Lauderdale, Florida 33394.


T. Rowe Price Associates, Inc. serves as the sub-adviser to the Maxim T. Rowe Price Equity/Income Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. It is a wholly owned subsidiary of the T. Rowe Price Group, Inc.


Reinvestment and Redemption

All dividend distributions and capital gains made by an Eligible Fund will be automatically reinvested in shares of that Eligible Fund on the date of distribution. We will redeem Eligible Fund shares to the extent necessary to make annuity or other payments under the Group Contracts.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. There is no guarantee that any of these Eligible Funds will achieve their stated objectives.

Where to Find More Information About the Eligible Funds

Additional information about the Eligible Funds can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling Great-West at 800-701-8255, or by writing to Great-West at D790 - Savings Communications, P.O. Box 1700, Denver, Colorado 80201-9952. The Eligible Funds' prospectuses should be read carefully before you make a decision to invest in an Investment Division.

THE GROUP CONTRACTS

Group Contract Availability


The Group Contract is generally purchased by employers or certain associations or organizations to fund their retirement plans. We issue the Group Contract in connection with: o 401(a) Plans; o 401(k) Plans; o 403(b) Plans; o 457 (b) or
(f) Plans o 415(m) Plans; and o NQDC Plans.

The Group Contract is generally owned by the employer, association or organization. For Group Contracts issued in connection with certain 403(b) Plans, the Group Policyholder has no right, title or interest in the amounts held under the Group Contract and the Participants make all elections under the Group Contract. For all other Plans, Participants have only those rights that are specified in the Plan.

Purchasing an Interest in the Group Contract

Eligible organizations may acquire a Group Contract by completing and sending to us the appropriate forms. Once we approve the forms, we issue a Group Contract to the Group Policyholder. If you are eligible to participate in the plan, you may purchase an interest in a Group Contract by completing an enrollment form and giving it to your employer or Group Policyholder, as applicable or a BCE representative. Your application will be forwarded to us for processing. Please consult with your employer or the Group Policyholder, as the case may be, for information concerning your eligibility to participate in the plan and the Group Contract.

Contributions

Your employer will send us contributions on your behalf. There is no minimum amount or number of Contributions. You can make Contributions at any time before your Annuity Commencement Date.

Participant Annuity Account

When we approve your application we will establish a Participant Annuity Account in your name to reflect all of your transactions under the Group Contract. You will receive a statement of your Participant Annuity Account Value no less frequently than annually. You may also review your Participant Annuity Account Value through KeyTalk(R) or via the Internet.

ACCUMULATION  PERIOD

Application and Initial Contribution

For 403(b) Plans (other than employer-sponsored plans):

If your application is complete, we will allocate your initial Contributions to the Investment Divisions according to the instructions in your application within two business days of receipt at our Administrative Offices. If your application is incomplete, we will immediately place your initial Contributions in the Maxim Money Market Investment Division while we try to complete the application. Upon completion of your application, the initial Contribution will be allocated to the Investment Divisions according to your instructions in the application. If your application remains incomplete after 105 days we will return your Contribution along with investment earnings (if any).

For all other plans:

If your application is complete we will allocate your initial Contributions to the Investment Divisions pursuant to instructions in your application, within two business days of receipt at our Administrative Offices. If your application is incomplete, we will contact you or the Group Policyholder to obtain the missing information. If your application remains incomplete for five business days, we will immediately return your Contributions. If we complete an application within five business days of our receipt of the incomplete application, we will allocate your initial Contribution within two business days of the application's completion in accordance with your allocation instructions. However, if your application is incomplete solely because you have not provided complete allocation instructions, we will consider the application to be complete if the Group Policyholder has directed us to allocate your initial Contribution to a specified Investment Division or Fixed Option as authorized by the specific retirement plan.

Free Look Period

Under certain Group Contracts issued in connection with a 403(b) Plan, you may have the ability to cancel your interest in the Group Contract for any reason by delivering or mailing a Request to cancel to our Administrative Offices or to an authorized agent of GWL&A within 10 days after GWL&A receives your completed application form (or longer where required by law). We must receive your cancellation Request in person or postmarked prior to the expiration of the free look period. Upon cancellation, we will refund the greater of (1) Contributions, less partial withdrawals; or, (2) your Participant Annuity Account Value.

Subsequent Contributions

We will allocate subsequent Contributions according to the allocation instructions you provided in the application. We will allocate Contributions on the Valuation Date we receive them.

You may change your allocation instructions at any time by Request. Such change will be effective the later of (1) the date you specify in your Request or (2) the Valuation Date we receive your request at our Administrative Offices. Once you change your allocation instructions, those instructions will be effective for all subsequent Contributions until changed.

Participant Annuity Account Value

Before the Annuity Commencement Date, your Participant Annuity Account Value is the total value of your Variable and Guaranteed Sub-Accounts.

Before the Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you. When you allocate Contributions to an Investment Division we credit you with Accumulation Units. We determine the number of Accumulation Units credited to you by dividing your Contribution to an Investment Division by that Investment Division's Accumulation Unit value. We determine the Accumulation Unit value on each Valuation Date.

We calculate each Investment Division's Accumulation Unit value at the end of each Valuation Period by multiplying the value of that unit at the end of the prior Valuation Period by the Investment Division's Net Investment Factor for the Valuation Period. The formula used to calculate the Net Investment Factor is set forth in Appendix B. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Investment Division.

The value of an Investment Division's assets is determined at the end of each Valuation Date. On the day after Thanksgiving, you can only submit transaction Requests by KeyTalk(R) or through the Internet.

Your Variable Account Value will reflect the investment performance of the selected Investment Division(s) which in turn reflect the investment performance of the corresponding Eligible Funds, which we factor in by using the Net Investment Factor referred to above.

Making Transfers

Prior to your Annuity Commencement Date, you can Transfer your Participant Annuity Account Value among the Investment Divisions and the Fixed Options subject to the following limitations:

         . You may Transfer all or a portion of your Participant Annuity
           Account Value held in any of the Investment Divisions and/or the Daily Interest Guaranteed Fixed Option at any time by Request.

         . You may Transfer all or a portion of your Participant Annuity
           Account Value held in any of the Guaranteed Certificate Funds Fixed Options only at Certificate maturity by Request. (See your Group Contract for more information.)

         . You may Transfer all or a portion of your Participant Annuity
           Account into the Guaranteed Fixed Fund (GFF) at any time. However, the percentage available for Transferring out of the GFF will range from 20% to 100% of the previous December 31 account balance. (See your Group Contract for more information.)

Your Request must specify:
     o the amounts being transferred,
     o the Investment Division(s) or Fixed Options from which the Transfer is to be made, and
     o the Investment Division(s) or Fixed Options that will receive the Transfer.
Currently, there is no limit on the number of Transfers you can make among the Investment Divisions each calendar year. However, we reserve the right to limit the number of Transfers you make. There is no charge for Transfers.

You may make Transfers by telephone or through the Internet. We will use reasonable procedures in monitoring and accepting telephonic and Internet Transfer Requests designed to ensure that those Requests are genuine such as requiring certain identifying information, tape recording telephone instructions, and providing written confirmation of a transaction. We will not be liable for losses resulting from telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to suspend telephone or Internet transaction privileges at any time, for some or all Group Contracts, and for any reason. Withdrawals are not permitted by telephone.

A Transfer will take effect on the later of the date designated in the Request or the Valuation Date that we receive the Transfer Request at our Administrative Offices. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers to or from the Fixed Options. Please see your Group Contract for more information.

We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges at any time. Transfer restrictions may be necessary to protect investors from the negative effect large and/or numerous Transfers can have on portfolio management. Moving large amounts of money may also cause a substantial increase in Eligible Fund transaction costs which must be borne by you.

Although you are permitted to make transfers by telephone or through the Internet, we reserve the right to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted. Transfers among the Investment Divisions may also be subject to terms and conditions imposed by the Eligible Funds.

Automatic Custom Transfers

Dollar Cost Averaging


You may arrange for systematic Transfers from any Investmetn Division to any other Investment Division. These systematic Transfers may be used to Transfer values from the Maxim Money Market Investment Division to other Investment Divisions as part of a dollar cost averaging strategy. Dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. It does, however, allow you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time.


You can set up automatic dollar cost averaging on the following frequency periods: monthly, quarterly, semi-annually or annually. Your Transfer will be initiated on the Valuation Date you select one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. There will be no additional cost for using dollar cost averaging.


If there are insufficient funds in the applicable Variable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Variable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payments from an annuity payment option.


Dollar cost averaging Transfers must meet the following conditions:

  . The minimum amount that can be Transferred out of an Investment Division is $100 per month.

  . You must: (1) specify the dollar amount to be Transferred, (2) designate the Investment Division(s) to which the Transfer will be made, and (3) the percent of the dollar amount to be allocated to each Investment Division into which you are transferring money. The Accumulation Unit values will be determined on the Transfer date.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time for any reason.

Rebalancer

Because the value of your Variable Sub-Accounts will fluctuate with the investment performance of the Investment Division, your asset allocation plan percentages may become out of balance over time. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market.


You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Valuation Date specified in your Request.


If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the transaction date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. There will be no additional cost for using Rebalancer.


On a Rebalancing Valuation Date your money will be automatically reallocated among the Investment Divisions based on your allocation instructions. You can change your allocation instructions at any time by Request. The Rebalancer option will terminate automatically when you start taking payments from an annuity payment option.


Rebalancer Transfers must meet the following conditions:

  . Your entire Variable Account Value must be included.

  . You must specify the percentage of your Variable Account Value you would like allocated to each Investment Division and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time, by Request.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time and for any reason.

Loans


 . Loans are not available under 415(m), NQDC, 457(b) or 457(f) Plans.


 . Under 401(a), 401(k) or 403(b) Plans, loans may be available under your Group Contract.

 . Consult your employer or Group Policyholder, as the case may be, for complete details.

Total and Partial Withdrawals

You may Request to make a total or partial withdrawal at any time before your Annuity Commencement Date.

 . The right to a total or partial withdrawal is subject to any limitations or restrictions contained in the underlying retirement plan.

 . When we receive a Request for a partial withdrawal 30 days prior to the Annuity Commencement Date, we may delay the Annuity Commencement Date by up to 30 days.

 . A Request for partial withdrawal must specify the Investment Division(s) or Fixed Option(s) from which the partial withdrawal is to be made.

The amount available for any withdrawal is your Participant Annuity Account Value as determined on the Valuation Date you Request the withdrawal to be made. We will process your withdrawal Request on the later of the date selected in the Request or the Valuation Date on which we receive the Request at our Administrative Offices.

Withdrawal proceeds attributable to the Investment Divisions will generally be paid by us within seven days of the Valuation Date on which we process your Request, though payment may be postponed for a period in excess of seven days as permitted by the Investment Company Act of 1940. You may apply the amount payable upon a total withdrawal to an Annuity Payment Option instead of receiving a lump-sum payment.

After a total withdrawal of your Participant Annuity Account Value or at any time such value is zero, all of your rights under the Group Contract will terminate.

Withdrawal Requests must be in writing. If your instructions are not clear, your Request will be denied and will not be processed.

There are additional conditions that apply to a partial or total withdrawals of your Guaranteed Account Value. Certain restrictions apply to partial or total withdrawal under a Group Contract issued in connection with a 403(b) Plan. (See "Federal Tax Consequences: 403(b) Plans.")

You may have to pay a Contingent Deferred Sales Charge upon a partial or total withdrawal. (See "Charges and Deductions"). In addition, there may be certain tax consequences to you when you make withdrawals. (See "Federal Tax Consequences.")

Cessation of Contributions

In the future, either GWL&A or the Group Policyholder may determine that no further Contributions will be made under the Group Contract. Should this occur, then GWL&A or the Group Policyholder, as applicable, shall provide the other party 60 days written notice that no future Contributions or Transfers will be made (this is referred to as a Date of Cessation). After cessation of Contributions, GWL&A shall continue to administer all Participant Annuity Accounts in accordance with the provisions of the Group Contract until the Group Contract is terminated.

In the event that a Date of Cessation is declared and the Group Contract is terminated, the Group Policyholder must, by Request, elect one of the following Cessation Options:

Cessation Option (1):

    GWL&A will maintain each Participant Annuity Account until it is applied to a payment option. A contingent deferred sales charge, if applicable, will apply to Transfers to Other Companies.

Cessation Option (2):

    GWL&A will pay, within seven (7) days of the Date of Cessation, the Variable Account Values of the Participant Annuity Accounts to either the Group Policyholder or a person designated in writing by the Group Policyholder as the successor provider of the Group Policyholder's plan. GWL&A will pay the sum of the Guaranteed Account Values of the Participant Annuity Accounts as of the Date of Cessation to either the Group Policyholder or a person designated in writing by the Group Policyholder as the successor provider of the Group Policyholder's plan, in 20 equal quarterly installments.

Cessation Option (3):

     In the event of an early termination under certain Group Contracts with a Guaranteed Fixed Fund option, GWL&A will pay the Variable Account Values in accordance with the procedure described in Cessation Option (2). GWL&A will pay the Guaranteed Fixed Fund Values within 30 days of the Date of Cessation in accordance with the terms of the Guaranteed Fixed Fund rider to the Group Contract.

If the Group Policyholder has not elected a cessation option within thirty (30) days of the Date of Cessation, Cessation Option (1) will be deemed to have been elected for Group Contracts without a Guaranteed Fixed Fund rider.

CESSATION OPTIONS (2) AND (3) MAY NOT BE AVAILABLE IN ALL GROUP CONTRACTS.

Death Benefit

Payment of Death Benefit

We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.

         . If you die prior to age 70, the death benefit will be the greater of: (1) your Participant Annuity Account Value less any Premium Taxes, or (2) the sum of all Contributions paid less any withdrawals and any applicable Premium Tax.

         . If you die on or after your 70th birthday, the death benefit will be your Participant Annuity Account Value, less any Premium Taxes.

You designate the beneficiary to whom the death benefit will be paid.

Your beneficiary may elect to receive the death benefit:

 . under any of the Annuity Payment Options,

 . as a lump-sum payment, or

 . as a partial lump-sum payment with the balance applied toward an Annuity
   Payment Option.

Your beneficiary must make this election within 60 days after we receive adequate proof of your death. If no election is made within the 60 day period, a lump-sum payment to your beneficiary will be made.

Your Participant Annuity Account Value, for purposes of determination of the death benefit, will be calculated at the end of the Valuation Period during which we receive both proof of death and an election by the person receiving payment at GWL&A's Administrative Offices. If no election is made, your Participant Annuity Account Value will be determined 60 days after the date on which proof of death is received.

Distribution of the Proceeds

 . If the beneficiary Requests a lump-sum or partial lump-sum payment, the proceeds will be paid within seven (7) days of GWL&A's receipt of such election and adequate proof of death.

 . If the beneficiary Requests any Annuity Payment Option, the annuity payment shall commence thirty (30) days after the receipt of both such election and adequate proof of death.

We will pay the death benefit in accordance with any applicable laws and regulations governing payment of death benefits, subject to postponement in certain circumstances as permitted by the Investment Company Act of 1940.

You may designate or change a beneficiary by sending us a Request. Each change of beneficiary revokes any previous designation. Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

         . if there is more than one primary surviving beneficiary, the Participant Annuity Account Value will be shared equally among them;

         . if any primary beneficiary dies before the Participant, that beneficiary's interest will pass to any other named surviving primary beneficiary or beneficiaries, to be shared equally;

         . if there is no surviving primary beneficiary, the Participant
           Annuity Account Value will pass to any surviving contingent beneficiary and, if more than one contingent beneficiary survives the Participant, it will be shared equally among them;

         . if no beneficiary survives the Participant, or if the designation of beneficiary was not adequately made, the Participant Annuity Account Value will pass to the Participant's estate.

CHARGES AND DEDUCTIONS

The charges and deductions we assess will vary by Group Contract. Please contact your employer or the Group Policyholder, as the case may be, or your BCE representative to determine the actual charges and deductions which are applicable to your Group Contract.

Contract Maintenance Charge

 . We may deduct a Contract Maintenance Charge from your Participant Annuity
   Account of not more than $30 on the first Valuation Date of each calendar year.

 . If your Participant Annuity Account is established after that date, the Contract Maintenance Charge will be deducted on the first day of the next quarter and will be pro-rated for the year remaining.

 . The deduction will be pro-rated between your Variable and Guaranteed
   Account.

 . No refund of this charge will be made.

 . The Contract Maintenance Charge on Section 403(b) Plan Group Contracts will be waived for an initial period of no less than 12 months and up to 15 months, depending on the date you began participating under the Group Contract.

 . This Charge is assessed to reimburse us for some of our administrative expenses relating to the establishment and maintenance of Participant Annuity Accounts.

Contingent Deferred Sales Charge

Withdrawals of all or a portion of your Participant Annuity Account Value, payments made under a periodic payment option that are not to be made for more than 36 months ("Certain Periodic Payments"), or Transfers to Other Companies may be subject to a Contingent Deferred Sales Charge ("CDSC"). The amount of the CDSC depends on the type of Plan, and the Group Contract, in which you participate. The CDSC is a percentage of the amounts you withdraw or Transfer to Other Companies.

Depending upon the Group Contract in which you participate, the CDSC will be based on one of the four levels described below. In addition, if your Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract and you were a participant under that contract, we will assess an additional CDSC on amounts withdrawn or Transferred to Other Companies as described below.

While the CDSC under any level will be a percentage of the amount withdrawn or Transferred to Other Companies, in no event will the amount of a CDSC exceed 8.5% of the Contributions made to your Participant Annuity Account. For the CDSC that applies under your Group Contract, please contact your employer or the Group Policyholder, as the case may be, or your BCE representative.

Level 1: 6% Capped Contingent Deferred Sales Charge

The contingent deferred sales charge for Level 1 Group Contracts will be an amount equal to 6% of:
       . the amount of the total or partial withdrawal
       . the amount Transferred to Other Companies; or . the amount of Certain Periodic Payments

The maximum contingent deferred sales charges you pay will not exceed 6% of all Contributions made within 72 months of the total or partial withdrawals, Transfer to Other Companies or Certain Periodic Payments.

Level 2: 5% Level Charge for 5 Years

The contingent deferred sales charge for Level 2 Group Contracts will be an amount equal to 5% of the total or partial withdrawal, amounts Transferred to Other Companies or amount of Certain Periodic Payments, if such distribution occurs during the first five years of your participation in the Group Contract. If the distribution occurs in the your sixth year of participation or later, you will incur no contingent deferred sales charge.

Level 3: 5% Decreasing Charge
The contingent deferred sales charge for Level 3 Group Contracts will be an amount equal to the percentage of the amount withdrawn, Transferred to Other Companies or amount of Certain Periodic Payments based on the table below: Years of participation in The applicable this Group Contract percentage shall be 0-4 years 5% 5-9 years 4% 10-14 years 3% 15 or more years 0%

Level 4:  6% Contract Termination Decreasing Charge

The contingent deferred sales charge for Level 4 Group Contracts will be an amount equal to the percentage of the amount withdrawn or Transferred to Other Companies at the termination of the Group Contract, based on the table below:

Years since Issuance         The applicable percentage
of the Group Contract        shall be
----------------------     ------------------------
0-1 Year                            6%
2 Years                             5%
3 Years                             4%
4 Years                             3%
5 Years                             2%
6 Years                             1%
7 Years                             1%
More than 7 Years                   0%

There is no Contingent Deferred Sales Charge Free Amount for Level 4 Group Contracts.

Level 5:  No Contingent Deferred Sales Charges

Under Level 5 Group Contracts we do not assess any contingent deferred sales charge.

Additional Contingent Deferred Sales Charges:

If the Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract, the charges applicable to your Group Contract (as described in Levels 1-5 above) will apply in addition to the following charges:

an amount equal to a percentage of the amount of the total or partial withdrawal , Transferred to Other Companies, or the amount of Certain Periodic Payments, based on the number of years of participation in the both the exchanged annuity contract and the Group Contract as illustrated below:

Number of Years of Participation     Applicable Percentage
in Both the Exchanged Annuity
Contract and this Group Contract
                                   --------------------------
----------------------------------
Less than 5 Years                             6%
More than 5 Years but less than               5%
10 Years
More than 10 Years                            4%

The additional contingent deferred sales charge applies only to amounts attributable to your fixed annuity contract on the date you exchanged that contract for an interest in the Group Contract (the "Exchanged Amount"). Thus the additional contingent deferred sales charge does not apply to Contributions made under the Group Contract (other than the Exchanged Amount), earnings on those Contributions or earnings on the Exchanged Amount. To determine whether this charge applies, we first consider amounts you withdraw to be withdrawn from Contributions (other than the Exchanged Amount), earnings on those Contributions and earnings on the Exchanged Amount. The charge will not be assessed unless and until the foregoing have been depleted. The contingent deferred sales charges applicable to Participant Annuity Account Values derived from a previously exchanged Great-West annuity contract do not ever decrease below 4%.

Contingent Deferred Sales Charge Free Amount

You may be eligible for a Contingent Deferred Sales Charge "Free Amount."

   The Contingent Deferred Sales Charge "Free Amount" is an amount against which the Contingent Deferred Sales Charge will not be assessed.

   The "Free Amount" shall not exceed 10% of the Participant Annuity Account Value at December 31 of the previous calendar year and will be applied on the first distribution, payment or Transfer to Another Company made in that year.

All additional distributions, payments or Transfers to Another Company during that calendar year will be subject to a Contingent Deferred Sales Charge without application of any "Free Amount."

General Provisions Applicable to the Contingent Deferred Sales Charge.

The contingent deferred sales charge is deducted from your payment. Thus, for example (assuming a 6% contingent deferred sales charge):

         If you Request a withdrawal of $100, (and assuming that the entire withdrawal is subject to a 6% contingent deferred sales charge) you would receive a payment of $94.

The Contingent Deferred Sales Charge will not exceed 8.5% of Contributions made by the Participant under the Group Contract.

The Contingent Deferred Sales Charge is paid to GWL&A to cover expenses relating to the sale and distribution of the Group Contracts, including commissions, the cost of preparing sales literature, and other promotional activities. In certain circumstances, sales expenses associated with the sale and distribution of a Group Contract may be reduced or eliminated and, in such event, the Contingent Deferred Sales Charge applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by GWL&A based upon consideration of the following factors:

     size of the prospective group,

     projected annual Contributions for all Participants in the group,

     frequency of projected withdrawals,

     type and frequency of administrative and sales services provided,

     level of contract maintenance charge, administrative charge and mortality and expense risk charge,

     type and level of communication services provided, and

     number and type of plans.

We will notify a prospective purchaser of its eligibility for a reduction of the Contingent Deferred Sales Charge prior to the acceptance of an application for coverage.

It is possible that the Contingent Deferred Sales Charge will not be sufficient to enable GWL&A to recover all of its distribution expenses. In such case, the loss will be borne by GWL&A out of its general account assets.

Mortality and Expense Risk Deductions

We deduct a mortality and expense risk charge to compensate us for bearing certain mortality and expense risks under the Group Contracts. The level of this charge is guaranteed and will not increase above 1.25%. However, the amount charged and the methodology we use to calculate that amount may vary by Contract.

Depending on the terms of your Group Contract, we may assess this charge as:

     1) a daily deduction from the assets of each Investment Division (the "Daily M&E Deduction"); or

     2) a periodic deduction from your Participant Annuity Account Value (the "Periodic M&E Deduction")

You will never pay both a Daily M&E Deduction and a Periodic M&E Deduction. Please consult with your employer, or Group Policyholder, as the case may be, or your BCE representative for more information on how we calculate the mortality and expense risk charge under your Group Contract.

The Daily M&E Deduction

The Daily M&E Deduction is a charge we deduct from each Investment Division's Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B. The amount of the Daily M&E Deduction that you will pay depends on the terms of your Group Contract. It will be assessed at a rate between 0% and 1.25%. Currently there are six annual rates as set forth in Appendix B. Additional rates may be created in the future. Only one rate will apply to your Group Contract.

We determine the daily rate of this mortality and expense risk charge by dividing the applicable annual rate under your Group Contract by 365. You will continue to pay the Daily M&E Deduction after the Annuity Commencement Date if you have selected a variable annuity payment option.

Periodic M&E Deduction

Unlike the Daily M&E Deduction, which is deducted from each Investment Division's Accumulation Unit Value on each Valuation Date, the Periodic M&E Deduction is assessed during the accumulation period as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction. Therefore, the Periodic M&E Deduction is assessed against both your Guaranteed Account and Variable Account Values whereas the Daily M&E Deduction is assessed only against your Variable Sub-Account Value.

Depending on the terms of your Group Contract, we may assess this charge monthly, quarterly, semi-annually or annually. The level of this charge varies by Group Contract. It will be assessed at an annual rate ranging from 0% to 1.00% of Participant Annuity Account Value depending on your Group Contract.

For example, if the annual rate of the Periodic M&E Deduction under your Group Contract is 1.00% and the terms of your Group Contract require us to deduct the charge quarterly, we will deduct, at the end of each quarter, 0.25% of your Participant Annuity Account Value.

The Periodic M&E Deduction will appear on your Participant statements as a dollar amount charged against your Participant Annuity Account Value. We will deduct this charge on a pro rata basis from the value of your Variable and Guaranteed Sub-Accounts. However, we reserve the right to deduct this charge from your Variable Account Value only.

After the Annuity Commencement Date, however, all Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. (See the discussion on the Daily M&E Deduction above.)

You should know that the two methods of deducting the mortality and expense risk charge may give rise to different investment results even where the charge is assessed at identical rates.

Participant Annuity Account Values and annuity payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payments determined in accordance with the Group Contract. This means that you can be sure that neither the person receiving payment's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payments under the Contract.

We bear substantial risk in connection with the death benefit before the Annuity Commencement Date, since we bear the risk of unfavorable experience in your Variable Sub-Accounts, see "Death Benefit" for additional information.

The expense risk assumed is the risk that our actual expenses in administering the Group Contracts and the Series Account will be greater than anticipated.

In certain circumstances, the risk of adverse mortality and expense experience associated with a Group Contract may be reduced. In such event, the mortality and expense risk charge applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by GWL&A based upon consideration of the following factors:

         size of the prospective group,
         projected annual Contributions for all Participants in the group, frequency of projected distributions, type and frequency of administrative and sales services provided, and level of contract maintenance charge, administrative charge and contingent deferred sales charge.

GWL&A will notify a prospective purchaser of its eligibility for a reduction of the mortality and expense risk charge prior to the acceptance of an application for coverage.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge.

Premium Tax Deductions

GWL&A presently intends to pay any Premium Tax levied by any governmental entity as a result of the existence of the Participant Annuity Account or the Series Account. GWL&A reserves the right to deduct the Premium Tax from Participant Annuity Account Values instead of GWL&A making the Premium Tax payments. Notice will be given to all Participants prior to the imposition of any such deductions from the Participant Annuity Account Values. The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change by the respective state legislatures, by administrative interpretations or by judicial act. Such Premium Taxes will depend, among other things, on the state of residence of a Participant and the insurance tax laws and status of GWL&A in these states when the Premium Taxes are incurred.

Expenses of the Eligible Funds

The net asset value of the Eligible Funds reflect the deduction of the Eligible Funds' fees and deductions. You bear these costs indirectly when you allocate to an Investment Division.

PERIODIC PAYMENT OPTIONS

You may Request that all or part of your Participant Annuity Account Value be applied to a periodic payment option. The amount applied to a periodic payment option is your Participant Annuity Account Value, less Premium Tax, if any.

            A periodic payment option may not be used to effect Transfers under Revenue Ruling 90-24 for 403(b) Plan Participants.

           All outstanding loan balances must be paid in full or treated as a distribution before you are eligible for a periodic payment option.

In Requesting periodic payments, you must elect:

         The payment frequency of either 12-, 6-, 3- or 1-month intervals A payment amount--a minimum of $50 is required
         The calendar day of the month on which payments will be made
         One payment option

To allocate your payments from your Variable and/or Guaranteed Sub-Account(s) as follows:

     prorate  the  amount  to  be  paid  across  all  Variable  and   Guaranteed
Sub-Accounts in proportion to the assets in each sub-account, or select the Variable and/or Guaranteed Sub-Account(s) from which payments will be made.

Once the Variable and/or Guaranteed Sub-Accounts have been depleted, we will automatically prorate the remaining payments against all remaining available Variable and/or Guaranteed Sub-Accounts unless you Request the selection of another Variable and/or Guaranteed Sub-Account.

You may change the withdrawal option and/or the frequency once each calendar year unless you are a participant in a 457 plan in which case you may not elect to change the withdrawal option and/or the frequency of payments.

While periodic withdrawals are being received:

         You may continue to exercise all contractual rights that are available prior to electing an annuity payment option, except that no Contributions may be made.
         You may keep the same investment options as were in force before periodic payments began.
         Charges and fees under the Group Contract, if applicable, continue to apply, except as noted below:
         .we will not deduct a Contingent Deferred Sales Charge to
          periodic payments lasting a minimum of 36 months.
         .we will deduct a Contingent Deferred Sales Charge and/or a loss of interest charge on amounts partially withdrawn from a Guaranteed Sub-Account.

Periodic payments will cease on the earlier of the date:
         . the amount elected to be paid under the option selected has been reduced to zero.
         . the Participant Annuity Account Value is zero.
         . You Request that withdrawals stop (457 plan participants may may not elect to cease withdrawals).
         . You die.

If you choose to receive payments from the Group Contract through periodic payments, you may select from the following payment options.

Option 1--Income for a specified period (at least 36 months)

You elect the length of time over which payments will be made. The amount paid will vary based on the duration you choose.

Option 2--Income of a specified amount (at least 36 months)

You elect the dollar amount of the payments. Based on the amount elected, the duration may vary.

Option 3 - Interest Only

Your payments will be based on the amount of interest credited to your Guaranteed Sub-Account(s) between each period. This payment option is only available if 100% of your Participant Annuity Account is invested in the Guaranteed Sub-Account and you are less than 70 1/2 years of age. This option is not available to 457 participants.

Option 4 - Minimum Distribution.

Minimum distributions are not available for 457 participants. For all other plans, you may Request to receive your minimum distribution from the Group Contract as specified under Code Section 401(a)(9).

If you die while receiving periodic payments, your beneficiary must elect a payment option which complies with the distribution requirements of Code Section 401(a)(9).

If periodic payments stop, you may resume making Contributions. However, the selection of another periodic payment may not commence again for at least 36 months. We may limit the number of times you may restart a periodic payment program.

Periodic payments made for any purpose may be taxable, subject to withholding and to the 10% penalty tax. Retirement plans are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes. A competent tax adviser should be consulted before a periodic payment option is Requested.

ANNUITY PAYMENT OPTIONS

An Annuity Commencement Date and the form of annuity payments may be elected at any time during the Accumulation Period.

Under 403(b), 401(a), 401(k) and 457(b) Plans, the Annuity Commencement Date elected generally must, to avoid the imposition of an excise tax, not be later than:

         . April 1 of the calendar year following the later of either
         . the calendar year in which the Participant attains age 70 1/2; or . the calendar year in which the Participant retires.

Under all of the above-noted retirement programs, it is your responsibility to file the necessary Request with GWL&A.


Under 457(f), 415(m) and NQDCPlans, there is no required Annuity Commencement Date.


The Annuity Commencement Date may be postponed or accelerated, or the election of any of the Annuity Options changed, upon Request received by GWL&A at its Administrative Offices up to 30 days prior to the existing Annuity Commencement Date. If any Annuity Commencement Date elected would be less than 30 days from the date that the Request is received, GWL&A may delay the date elected by not more than 30 days.

You can choose from the Annuity Payment Options described below, as well as any other Annuity Payment Options which GWL&A may choose to make available in the future. Except as otherwise noted, the Annuity Payment Options are payable on a variable, fixed or combination basis. More than one Annuity Option may be elected. If no Annuity Option is elected, the Group Contracts automatically provide for variable life annuity (with respect to the variable portion of your Participant Annuity Account) and/or a fixed life annuity (with respect to the Guaranteed portion of your Participant Annuity Account) with 120 monthly payments guaranteed.

The level of annuity payments under the following options is based upon the option selected and, depending on the option chosen, such factors as the age at which payments begin and the frequency and duration of payments.

Option No. 1: Life Annuity

This option provides an annuity payable monthly during the lifetime of the payee. It would be possible under this option for the Annuitant to receive no annuity payment if he/she died prior to the date of the first annuity payment, one annuity payment if the Annuitant died before the second annuity payment, etc.

Option No. 2: Life Annuity with Payments Guaranteed for Designated Periods

This option provides an annuity payable monthly throughout the lifetime of the payee with the guarantee that if, at the death of the payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as "Installment Refund" is available only on a fixed-dollar payment basis.

Option No. 3: Joint and One-Half Survivor

This option provides an annuity payable during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor. After the death of the payee, and while only the designated second person is alive, the amount payable will be one-half the amount paid while both were living. It would be possible under this option for the payee and the beneficiary to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.

Option No. 4: Income of Specified Amount (available only as fixed-dollar payments)

Under this option, the amount of the periodic benefit is selected. This amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments as elected; provided that the annuity payment period is not less than 36 months.

Option No. 5: Income for Specified Period (available only as fixed-dollar payments)

Under this Option, the duration of the periodic benefit is selected (which may not be less than 36 months), and a resulting annuity payment amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments, as elected.

Option  No.  6:  Systematic   Withdrawal   Payment  Option  (available  only  as
fixed-dollar payments)

Under this payment option, the amount, timing and method of payment will be as elected by the payee and agreed to by GWL&A. Payments may be elected on a monthly, quarterly, semi-annual or annual basis. The minimum amount initially applied to this option must be $20,000. There are charges and restrictions which apply. (See the "Systematic Withdrawal Payment Option Rider" to the Group Contract for more information).

Variable Annuity Payments

Variable annuity payments will be determined on the basis of: (i) the Variable Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; (iii) the type of annuity option(s) selected; and (iv) the investment performance of the underlying Eligible Fund. The Participant receives the value of a fixed number of Annuity Units each month.

Annuity Units

We determine the number of Annuity Units to be credited by dividing the amount of the first monthly payment by its Accumulation Unit value as of the fifth Valuation Period prior to the Annuity Commencement Date in each Variable Sub-Account selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying Eligible Fund.


Amount of First Variable Payment

The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub-Account on the fifth Valuation Date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option. The rate applied reflects an assumed investment return ("AIR") of 5%.


For annuity options involving life income, the actual age and/or sex of the annuitant will affect the amount of each payment. We reserve the right to ask for satisfactory proof of the annuitant's age. We may delay annuity payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older annuitants than for younger annuitants.


Amount of Variable Payment after the First Payment

Payments after the first will vary depending upon the investment experience of the Investment Divisions. Your payments will increase in amount over time if the Investment Division(s) you select earn more than the 5% AIR. Likewise, your payments will decrese in amount over time if the Investment Division(s) you select earn less than the 5% AIR. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. We guarantee that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.


Fixed Annuity Payments

The guaranteed level of Fixed Annuity payments will be determined on the basis of: (i) the Guaranteed Account Value prior to the Annuity Commencement Date;
(ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; and (iii) the type of annuity option(s) elected. The payment amount may be greater, however, if GWL&A is using a more favorable table as of a Participant's Annuity Commencement Date.

Combination Variable and Fixed Annuity Payments

If an election is made to receive annuity payments on a combination variable and fixed basis, the Variable Account Value of a Participant Annuity Account will be applied to the variable annuity option elected and the Guaranteed Account Value to the Fixed Annuity option.

Transfer to Effect Annuity Option Elected

If you wish to apply all or part of the Guaranteed Account Value of your Participant Annuity Account to a variable annuity option, or all or a part of the Variable Account Value to a Fixed Annuity option, a Request to Transfer must be received at GWL&A's Administrative Office prior to your Annuity Commencement Date. This also applies to a beneficiary or payee who elects to receive a death benefit under any of the annuity options, and the Request to Transfer can be submitted by the beneficiary or payee after the death of the Participant.

Transfer After the Annuity Commencement Date

Once annuity payments have begun, no Transfers may be made from a Fixed Annuity payment option to a variable annuity payment option, or vice versa. However, for variable annuity payment options, Transfers may be made among Investment Divisions. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Variable Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.

Proof of Age and Survival

GWL&A may require proof of age or survival of any payee upon whose age or survival payments depend. If the age of the Participant, or beneficiary, as applicable has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, the difference with interest may be deducted by us from the next payment or payments. If payments were too small, the difference with interest may be added by us to the next payment. This interest is at an annual effective rate which will not be less than the interest rate guaranteed by the Group Contract.

Frequency and Amount of Annuity Payments

Variable annuity payments will be paid as monthly installments; Fixed Annuity payments will be paid annually, semiannually, quarterly or monthly, as Requested. However, if any payment to be made under any annuity option will be less than $50, GWL&A may make the payments in the most frequent interval which produces a payment of at least $50. If the net amount available to apply under any Annuity Option is less than $2,000, GWL&A may pay it in one lump sum. The maximum amount that may be applied under any Annuity Option without the prior written consent of GWL&A is $1,000,000.

Other Restrictions

Once payments start under the annuity form you select:

         . no changes can be made in the annuity form, . no additional Contributions will be accepted under the Contract and . no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

FEDERAL TAX CONSEQUENCES

Introduction

The following discussion is a general description of federal income tax considerations relating to the Group Contracts and is not intended as tax advice. This discussion assumes that the Group Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Group Contract. If you're concerned about these tax implications you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.


The Group Contracts are designed for use by groups under retirement programs which may qualify for special tax treatment under a 401(a), 401(k), 403(b), 457(b) or (f), 415(m) of the Code or a NQDC Plan.


Taxation of Annuities in General


Section 72 of the Code governs the taxation of non-qualified annuities in general and distributions from qualified plans. A Participant is not generally taxed on increases (if any) in the value of a Participant Annuity Account until a distribution occurs by withdrawing all or part of the Participant Annuity Account Value (for example, withdrawals or annuity payments under the annuity payment option elected). The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.


Currently, none of the amounts contributed to a 457(b) or (f), 415(m) or NQDC Plan constitute cost basis in the contract. Thus, all amounts distributed to Participants from a 457(b) or (f), 415(m) or NQDC Plan are taxable at ordinary income rates. No special averaging rules apply to distributions from 403(b), 457(b) or (f) or 415(m) Plans.

If a Group Contract will be held by a taxable employer (e.g., a sole proprietorship, partnership or corporation), the investment gain on the Group Contract is included in the entity's income each year. This rule does not apply where the Group Contract is held under a 401(a), 401(k), or 403(b) Plan. If the employer maintaining a 457(b) or (f) or 415(m) Plan is either a state or local government or a tax-exempt organization, the employer may not be subject to tax on the gain in the Group Contract. If this Group Contract is intended to be held by a taxable employer that entity may wish to discuss these matters with a competent tax adviser.

401(a) Plans


Section 401(a) of the Code provides special tax treatment for pension, profit-sharing and stock bonus plans established by employers or employee organizations for their employees. All types of employers, including for-profit organizations, tax-exempt organizations and state and local governments, are allowed to establish and maintain 401(a) Plans. Employer Contributions and any earnings thereon are currently excluded from the Participant's gross income. Generally, the total amount of employer and employee Contributions which can be contributed to all of an employer's defined contribution qualified plan is limited to the lesser of $30,000 or 25% of a Participant's compensation as defined in Section 415 of the Code. Distributions from the plan are subject to the restrictions contained in the plan document and the Code. Participants should consult with their employer or employee organization as to the applicability of the above limitations and restrictions to their plan.


401(k) Plans


Section 401(k) of the Internal Revenue Code allows non-governmental employers or employee organizations, rural cooperatives, Indian tribal governments and rural irrigation and water conservation entities to offer a cash or deferred arrangement to employees under a profit-sharing or stock bonus plan. Generally, state and local governments are not permitted to establish 401(k) Plans. However, under a grandfather rule, certain plans adopted before certain dates in 1986 may continue to be offered by governmental entities. Pre-tax salary reduction Contributions and any income thereon are currently excluded from the Participant's gross income. Generally, the maximum elective deferral amount that an individual may defer on a pre-tax basis to one or more 401(k) Plans is limited to $7,000 per year (adjusted for cost-of-living increases). Elective deferrals to a 401(k) Plan must also be aggregated with elective deferrals made by the Participant to a 403(b) Plan, to a simplified employee pension or to a SIMPLE retirement account. For 2001, the total amount of elective deferrals which can be contributed to all such plans is $10,500. The contribution limits in Section 415 of the Internal Revenue Code also apply. The amount which a highly compensated employee may contribute may be further reduced to enable the plan to meet the discrimination testing requirements. Amounts contributed to a 401(k) Plan are subject to FICA and FUTA tax when contributed.

Pre-tax amounts deferred into the plan within the applicable limits, and the net investment gain, if any, reflected in the Participant Annuity Account Value are included in a Participant's gross income only for the taxable year when such amounts are paid to the Participant under the terms of the plan. Elective deferrals and earnings thereon may not be distributed prior to age 59 1/2, unless the Participant dies, becomes disabled, separates from service or suffers a genuine financial hardship meeting the requirements of the Internal Revenue Code. Restrictions apply to the amount which may be distributed for financial hardship. Participants should consult with their employer as to the availability of benefits under the employer's plan.


Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income in accordance with IRS rules and regulations. Excess amounts which are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

403(b) Plans

Tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code and public educational organizations are permitted to purchase 403(b) Plans for employees. Amounts contributed toward the purchase of such annuities are excluded from the gross income of the Participant in the year contributed to the extent that the Contributions do not exceed three separate, yet interrelated contribution limitations.

         the exclusion allowance described in Section 403(b)(2) of the Internal Revenue Code;

         the contribution limit in Section 415 of the Internal Revenue Code; and

         the elective deferral limitation in Section 402(g) of the Internal Revenue Code.

Elective deferrals to a 403(b) Plan must also be aggregated with elective deferrals made by the Participant to a 401(k) Plan, a simplified employee pension or a SIMPLE retirement account. For 2000, the total amount of elective deferrals which can be contributed to all such plans is $10,500. Amounts contributed to a 403(b) Plan are subject to FICA and FUTA tax when contributed.

The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable until received by the Participant or his beneficiary.

Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income in accordance with IRS rules and regulations. Excess amounts which are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

         . Pre-1989 Contributions to a 403(b) Plan may be distributed to an employee at any time, subject to a 10% penalty on withdrawals prior to age 59 1/2, unless an exception applies under Section 72(t) of the Code.


         . Post-1988 Salary Reduction Contributions and earnings, and the earnings on the December 31, 1988 account balance as well as all amounts transferred from a 403(b)(7) custodial account, may not be distributed prior to age 59 1/2, unless the Participant:

                  . dies,
                  . becomes disabled,
                  . separates from service or
                  . suffers a genuine financial hardship meeting the
                    requirements of the Code. Restrictions apply to the amount which may be distributed for financial hardship.

457(b) Plans


Section 457(b) of the Code allows state and local governmental employers and certain tax-exempt organizations to establish and maintain an eligible deferred compensation plan for its employees and independent contractors. Non-governmental tax-exempt organizations may establish eligible deferred compensation plans only for a select group of management or highly compensated employees without being subject to the funding requirements of ERISA.

Federal income tax is deferred on Contributions to a 457(b) Plan to the extent that the aggregate amount contributed per year for a Participant does not exceed the lesser of $7,500 (as adjusted for cost-of-living increases) or 33 1/3% of a Participant's includable compensation. For 2001, the maximum amount that maybe contributed is $8,500. Any elective deferral amount excluded from gross income by a Participant under a 401(k) Plan, a 403(b) Plan, a simplified employee pension, or to a SIMPLE retirement account for the taxable year must be treated as an amount deferred under the 457(b) Plan. Amounts contributed are subject to FICA and FUTA tax when contributed.


The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable until received by or made available to the Participant or his beneficiary.

Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income. Excess amounts which are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

Contributions and earnings may not be distributed prior to the calendar year in which the Participant attains age 70 1/2, unless the Participant, separates from service or suffers a genuine unforeseeable emergency meeting the requirements of the Code and plan document. Restrictions apply to the amount which may be distributed for unforeseeable emergency.

457(f) Plans


Section 457(f) of the Code allows state and local governmental employers and non-governmental tax exempt employers to establish and maintain a nonqualified deferred compensation plan.


A Participant in a 457(f) Plan is not subject to federal income tax on Contributions to the nonqualified plan until the tax year in which the Contributions are no longer subject to a substantial risk of forfeiture as provided in the underlying plan document.

The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable to the Participant until made available to the Participant or his beneficiary as provided in the underlying plan document.

Distributions from the 457(f) Plan are subject to the provisions of the underlying plan.

415(m) Plans

Section 415(m) of the Code allows state and local governmental employers to establish and maintain an excess benefit plan for employees whose benefits are limited by the qualified plan contribution and benefit limits under either
Section 415 or Section 457 of the Code.

A Participant in a 415(m) Plan is not subject to federal income tax on Contributions to the excess benefit plan until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying excess benefit plan document.

The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable to the Participant until made available to the Participant or his beneficiary as provided in the underlying excess benefit plan document.

Distributions from the 415(m) Plan are subject to the provisions of the underlying plan.

NQDC Plans

Any employer other than a governmental or tax-exempt employer may establish and maintain a nonqualified deferred compensation plan (NQDC) plan for a select group of management or highly compensated employees under a NQDC Plan.

A Participant in a NQDC Plan is not subject to federal income tax on Contributions to the NQDC Plan until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying nonqualified deferred compensation plan document.

The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable to the Participant until made available to the Participant or his beneficiary as provided in the underlying nonqualified deferred compensation plan document.

Distributions from the NQDC Plan are subject to the provisions of the underlying plan.

Under 457(f), 415(m), and NQDC Plans, if the employer is subject to taxation, the employer may not take a deduction for a Contribution until the year in which Contribution is included in the gross income of the employee.

Portability


When the Participant is eligible to take a distribution from a 401(a), 401(k) or 403(b) Plan, eligible rollover distributions may be rolled over to an IRA or another qualified plan or 403(b) annuity contract or custodial account as provided in the Code. Amounts properly rolled over will not be included in gross income until a subsequent distribution is made. However, an eligible rollover distribution is subject to mandatory income tax withholding at a 20% rate. See the discussion under Federal Income Tax Withholding later in this Prospectus.


For 403(b) Plans only, Revenue Ruling 90-24 allows participants to transfer funds from one 403(b) annuity or custodial account to another 403(b) annuity contract or custodial account with the same or more stringent restrictions without incurring current taxation. If the 403(b) Plan is employer-sponsored, transfers under Revenue Ruling 90-24 may be restricted to 403(b) providers approved by the plan sponsor.

Amounts distributed from a NQDC, 457(b) or (f) or 415(m) Plan cannot be rolled over to an IRA or a qualified plan or 403(b) Plan.

Required Beginning Date/Required Minimum Distributions

Distributions from a 401(a), 401(k), 403(b) and 457(b) Plan must begin no later than April 1 of the calendar year following the later of:

         . the calendar year in which  the Participant attains age 70 1/2; or

         . the calendar year in which the Participant retires.

All amounts in a 401(a), 401(k) and 457(b) Plan and amounts accruing after December 31, 1986 under a 403(b) Plan must be distributed in compliance with the minimum distribution requirements. All distributions, regardless of when the amounts accrued, must satisfy the "incidental benefit" or "minimum distribution incidental benefit" rule. If the amount distributed does not meet the minimum requirements, a 50% penalty tax on the amount which was required to be, but was not, distributed may be imposed upon the employee by the IRS under Section 4974 of the Code. These rules are extremely complex, and the Participant should seek the advice of a competent tax adviser.

Federal Taxation of Distributions

All payments received from a 401(a), 401(k) or 403(b) Plan are normally taxable in full as ordinary income to the Participant. Since premiums derived from salary reduction have not been previously taxed to the Participant, they cannot be treated as a cost basis for the contract. The Participant will have a cost basis for the contract only when after-tax Contributions have been made.

If the Participant takes the entire value in his Participant Annuity Account in a single sum cash payment, the full amount received will be ordinary income in the year of receipt unless after-tax Contributions were made. If the distribution includes after-tax Contributions, the amount in excess of the cost basis will be ordinary income.


A "10-year averaging" procedure may also be available for lump sum distributions to individuals who attained age 50 before January 1, 1986.


For further information regarding lump sum distributions, a competent tax adviser should be consulted.

Amounts received before the annuity starting date by a Participant who has made after-tax Contributions are taxed under a rule that provides for pro rata recovery of cost, under Section 72(e)(8) of the Code. If an employee who has a cost basis for his contract receives life annuity or installment payments, the cost basis will be recovered from the payments under the annuity rules of
Section 72 of the Code. Typically, however, there is no cost basis and the full amount received is taxed as ordinary income in the year distributed.

All amounts received from a 457(b) or (f), 415(m) or NQDC Plan, whether in the form of total or partial withdrawals or annuity payments are taxed in full as wages to the Participant in the year distributed.

Penalty Taxes

Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans. Distributions made before the Participant attains age 59 1/2 are premature distributions and subject to an additional tax equal to 10% of the amount of the distributions which is included in gross income in the tax year. However, under Code Section 72(t), the penalty tax may not apply to distributions:

     (1) made to a beneficiary on or after the death of the Participant;
     (2) attributable to the Participant's being disabled within the meaning of Code Section 72(m)(7);
     (3) made as a part of a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the Participant or the joint lives or life expectancies of the Participant and his designated beneficiary;
     (4) made to a Participant on account of separation from service after attaining age 55;
     (5) properly made to an alternate payee under a qualified domestic relations order;
     (6) made to an Participant for medical care, but not in excess of the amount allowable as a medical expense deduction to the Participant for amounts paid during the taxable year for medical care;
     (7) timely made to correct an excess aggregate contribution;
     (8) timely made to reduce an excess elective deferral; or
     (9) made subject to an IRS levy imposed on the plan.

If exception (3) above (substantially equal payments) was selected at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability) before the later of:

         . the Participant reaching age 591/2or,
         . within five years of the date of the first payment,

Then the Participant is liable for the 10% penalty plus interest on all payments received before age 59 1/2. This penalty is imposed in the year the modification or discontinuance occurs. The premature distribution penalty tax does not apply to distributions from a 457(b) or (f), 415(m) or NQDC Plan.

If the amount distributed during a tax year is less than the minimum required distribution, there is an additional tax imposed on the Participant equal to 50% of the amount that the distribution made in the year falls short of the required amount, as set forth in Section 4974 of the Code.

Distributions on Death of Participant

Distributions made to a beneficiary from a 401(a), 401(k), 457(b) or 403(b) Plan upon the Participant's death must be made pursuant to the rules contained in
Section 401(a)(9) of the Code and the regulations thereunder. Distributions from a 457(b) Plan must also meet the requirements under Section 457(d) of the Code. Generally, if the Participant dies while receiving annuity payments or other required minimum distributions under the plan and before the entire interest in the account has been distributed, the remainder of his interest must be distributed to the beneficiary at least as rapidly as under the method in effect as of the Participant's date of death.

If the Participant dies before payments have begun, his entire interest must generally be distributed within five (5) years after the date of death. This five year rule applies to all non-individual beneficiaries.

However, if an individual other than the surviving spouse has been designated as beneficiary, payments may be made:

  . over the life of that individual or

  . over a period not extending beyond the life expectancy of the beneficiary so long as payments begin on or before December 31 of the year following the year of death.

If the beneficiary is the Participant's spouse, distributions are not required to begin until:

        . the date the employee would have attained age 70 1/2.
        . If the spouse dies before distributions begin, the rules discussed above will apply as if the spouse were the employee.

Participants and beneficiaries should seek competent tax or legal advice about the tax consequences of distributions.

Federal Income Tax Withholding

Effective January 1, 1993, certain distributions from 401(a), 401(k) and 403(b) Plans are defined as "eligible rollover distributions."

         . Generally, any eligible rollover distribution is subject to mandatory income tax withholding at the rate of 20% unless the employee elects to have the distribution paid as a direct rollover to an IRA or to another qualified plan or Section 403(b) annuity contract or custodial account, as applicable.

         . With respect to distributions other than eligible rollover distributions, amounts will be withheld from annuity (periodic) payments at the rates applicable to wage payments and from other distributions at a flat 10% rate, unless the Participant elects not to have federal income tax withheld.

All amounts distributed are tax reported on Form 1099-R.

Distributions to a Participant from a 457, 415(m) or NQDC Plan retain their character as wages and are tax reported on Form W-2. Federal income taxes must be withheld under the wage withholding rules. Participants cannot elect not to have federal income tax withheld. Payments to beneficiaries are not treated as wages and are tax reported on Form 1099-R. Federal income tax on payments to beneficiaries will be withheld from annuity (periodic) payments at the rates applicable to wage withholding, and from other distributions at a flat 10% rate, unless the beneficiary elects not to have federal income tax withheld.

Seek Tax Advice

The above discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Group Contract depend on your individual circumstances or the circumstances of the recipient of the distribution. A competent tax adviser should be consulted for further information.

PERFORMANCE RELATED INFORMATION

From time to time, we may advertise yields and average annual total returns for the Investment Divisions. In addition, we may advertise the effective yield of the Maxim Money Market Investment Division. We may advertise both standardized and non-standardized performance data for the Investment Divisions. All performance information will be based on historical information and is not intended to indicate future performance.

The yield of the Maxim Money Market Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified 7-day period. It is calculated by assuming that the income generated for that seven-day period is generated each 7-day period over a period of 52 weeks and is shown as a percentage of the investment.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

The yield calculations do not reflect the effect of any Contingent Deferred Sales Charge or any Premium Tax that may be applicable to the Group Contract. To the extent that any Contingent Deferred Sales Charge or Premium Taxes are applicable to the Group Contract, the yield of that Investment Division will be reduced. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.

    Investment Division        Yield      Effective
                                            Yield
    Maxim Money Market

Average annual total return quotations represent the average annual compounded rate of return that would equate to an initial investment of $1,000 to the redemption value of that investment (excluding Premium Taxes, if any) on the last day of each period for which total return quotations are provided.


The following table illustrates standardized and non-standardized average annual total return for the one, five and ten year periods (or the period since inception, as appropriate) ended December 31, 2000. The standardized data reflect the deduction of the Level 1 Contingent Deferred Sales Charge and the highest level of all other fees and charges under the Group Contract that would be imposed upon a total withdrawal, and are calculated from the inception date of the Investment Division. The non-standardized data reflect the deductions of all fees and charges under the Group Contract, and are:

         . shown without the effect of any Contingent Deferred Sales Charges imposed upon a total withdrawal of your interest in the Group Contract, and are calculated from the inception date of the Investment Division;
         . shown with the effect of the Level 1 Contingent Deferred Sales Charges imposed upon a total withdrawal of your interest in the Group Contract, and are calculated from the inception date of the Eligible Fund and includes periods preceding the inception date of the corresponding Investment Division; and
         . shown without the effect of any Contingent Deferred Sales Charges imposed upon a total withdrawal of your interest in the Group Contract, and are calculated from the inception date of the Eligible Fund and includes periods preceding the inception date of the corresponding Investment Division.

Following the tables is a chart, which lists the inception dates of the Investment Divisions and their corresponding Eligible Funds.

AVERAGE ANNUAL TOTAL RETURNS

The following table illustrates Average Annual Total Return assuming a Level 1 Contingent Deferred Sales Charge, a $30 Contract Maintenance Charge and a 1.25% Mortality and Expense Charge

                         INVESTMENT                                      After                   After         Before
                          DIVISION                         Before        CDSC     Before          CDSC          CDSC      After
                                                                         1           CDSC        5            10             CDSC
                                                            CDSC       Year          5         Years      Years or if   10 Years
                                                               1                  Years                  Less, Life of  or if
                                                            Year                                                        Less,
                                                                                                          Investment    Life of
                                                                                                              Division  Investment

                                                                                                                        Division

     Maxim Templeton International Equity                  0.39%       -5.63%         7.52%     6.59%           7.34%      7.32%
     Maxim INVESCO ADR                                   -11.27%      -17.29%         9.24%     8.36%           10.02%     10.00%
     Janus Aspen Series Worldwide Growth                 -16.70%      -22.71%          N/A       N/A            13.72%    11.78%
     Maxim INVESCO Small-Cap Growth                      -13.54%      -19.56%        21.35%     20.76%          22.75%    22.72%
     Maxim Loomis-Sayles Small-Cap Value                  22.21%      16.19%          N/A         N/A          5.31%      3.67%
     Maxim Index 600                                       8.88%       2.86%          9.73%       8.86%         9.37%      9.35%
     Maxim Ariel Small-Cap Value                          25.11%      19.08%         12.86%      12.08%        12.78%    12.76%
     Maxim T. Rowe Price MidCap Growth                     6.02%      -0.01%          N/A         N/A          16.43%    15.13%
     Alger American MidCap Growth                          7.83%       1.81%          N/A         N/A          25.27%    21.06%
     Maxim Ariel Mid-Cap Value                            17.23%      11.20%         12.35%     11.56%        14.45%    14.42%
     Fidelity VIP Growth                                 -12.08%     -18.10%         17.83%     17.18%        18.11%    18.09%
     Maxim Founders Growth & Income                      -20.59%     -26.61%          N/A         N/A          3.14%      1.41%
     Maxim Growth Index                                  -23.32%     -29.34%          N/A         N/A          10.10%     8.62%
     Maxim Stock Index                                   -9.08%      -15.10%         16.16%      15.47%        14.50%    14.47%
     Maxim T. Rowe Price Equity-Income                   11.51%        5.49%         12.94%      12.17%        15.12%    15.09%
     Pioneer Equity-Income VCT                           13.01%        7.07%           N/A         N/A          7.92%      3.49%
     Maxim Value Index                                    4.05%       -1.97%          N/A         N/A          11.20%     9.75%
     Fidelity VIP II Contrafund                          -7.78%      -13.80%          N/A         N/A          14.88%    12.47%
     Maxim INVESCO Balanced                              -3.22%       -9.24%          N/A         N/A          12.70%    11.68%
     Stein Roe Balanced, Variable Series                 -2.73%       -8.38%          N/A         N/A          5.72%      3.54%
     Alger American Balanced                             -3.96%       -9.98%          N/A         N/A          7.73%      3.30%
     Maxim Bond Index                                     9.93%        3.91%          N/A         N/A          7.70%      3.27%
     Maxim Bond                                           6.22%        0.20%         3.71%       2.63%         5.31%      5.29%
     Maxim Loomis-Sayles Corporate Bond                   3.31%       -2.71%         5.80%       4.81%         8.98%      8.29%
     Maxim U.S. Government Securities                     9.20%        3.18%         4.73%       3.69%         6.12%      6.10%
     Maxim Aggressive Profile                            -7.98%       -14.00%          N/A       N/A            7.96%      6.41%
     Maxim Moderately Aggressive Profile I               -5.54$       -11.56%          N/A       N/A            8.33%      6.79%
     Maxim Moderate Profile I                            -2.62%       -8.64%          N/A       N/A            7.14%      5.56%
     Maxim Moderately Conservative Profile I             -1.77%       -7.79%          N/A       N/A            4.56%      2.89%
     Maxim Conservative Profile I                         4.55%       -1.47%          N/A       N/A            5.46%      3.82%


     AIM Blue Chip Fund                                        N/A     N/A            N/A       N/A            -9.05%    -15.07%
     American Century Equity-Income Fund                       N/A     N/A            N/A       N/A            18.21%    12.19%
     Artisan International Fund                                N/A     N/A            N/A       N/A           -11.61%    -17.63%
     INVESCO Dynamics Fund                                     N/A     N/A            N/A       N/A            -5.38%    -11.40%
     Janus Twenty Fund                                         N/A     N/A            N/A       N/A           -22.14%    -28.16%
     Janus Worldwide Fund                                      N/A     N/A            N/A       N/A           -14.76%    -20.77%
     RS Emerging Growth Fund                                   N/A     N/A            N/A       N/A           -10.93%    -16.95%



     American Century Income & Growth Fund                     N/A     N/A            N/A       N/A            -7.11%    -13.13%
     Franklin Small Cap Growth Fund I                          N/A     N/A            N/A       N/A           -15.94%    -21.95%
     Janus Fund                                                N/A     N/A            N/A       N/A           -15.87%    -21.89%




       Before             After
        CDSC              CDSC
     10 Years or        10 Years
if Less, Life of    or if Less,
     Underlying       Life of
        Fund
   Portfolio         Underlying
                        Fund
                     Portfolio


         7.20%          7.18%
         9.49%          9.47%
        20.73%          20.72%
        22.19%          22.17%
       14.35%          14.33%
         9.34%          9.32%
       10.82%          10.80%
       17.01%          15.82%
       21.03%          21.00%
      13.48%          13.46%
      18.46%          18.43%
        2.12%          0.44%
       15.14%          15.12%
       14.50%          14.47%
       15.12%          15.09%
        16.55%         16.03%
       14.97%          14.94%
       64.43%          62.85%
       12.43%          11.43%
       10.55%          10.29%
       11.34%          11.32%
        4.93%          4.91%
        5.31%          5.29%
        8.73%          8.71%
        6.13%          6.10%
         7.96%         6.41%
         8.33%         6.79%
        7.14%          5.56%
        4.56%          2.89%
        5.46%          3.82%



       15.26%          15.24%
       16.14%          16.12%
       22.40%          21.86%
       22.34%          22.32%
        20.42%         20.40%
       18.30%          18.28%
       22.20%          22.17%



       13.22%          12.99%
       16.24%          16.22%
       12.02%          11.79%



The following table sets forth the inception date of each Investment Division and the inception date of the corresponding Eligible Fund.

              INVESTMENT DIVISION                     Eligible Fund Inception Date                Investment Division
                                                                                              Inception In Series Account

Maxim Money Market                                       February 25, 1982                        October 5, 1984
Maxim Bond                                               July 1, 1982                             October 5, 1984
Maxim Stock Index                                        July 1, 1982                             October 5, 1984
Maxim U.S. Government Securities                         April 4, 1985                            April 4, 1985
Maxim Index 600                                          December 1, 1993                         March 15, 1994
Maxim Ariel Mid-Cap Value                                December 31, 1993                        April 13, 1994
Maxim Templeton International Equity                     December 1, 1993                         April 13, 1994
Maxim Loomis-Sayles Corporate Bond                       November 1, 1994                         February 2, 1995
Maxim Ariel Small-Cap Value                              December 1, 1993                         November 4, 1994
Maxim INVESCO ADR                                        November 1, 1994                         January 5, 1995
Maxim INVESCO Small-Cap Growth                           November 1, 1994                         January 9, 1995
Maxim INVESCO Balanced                                   October 1, 1996                          October 31, 1996
Maxim T. Rowe Price Equity/Income                        November 1, 1994                         November 1, 1994
Maxim Value Index                                        December 1, 1993                         September 11, 1997
Maxim Growth Index                                       December 1, 1993                         September 11, 1997
Maxim Loomis-Sayles Small-Cap Value                      November 1, 1994                         September 11, 1997
Maxim Founders Growth & Income                           June 30, 1997                            September 11, 1997
Maxim T. Rowe Price MidCap Growth                        June 30, 1997                            September 11, 1997
Maxim Aggressive Profile                                 September 11, 1997                       September 11, 1997
Moderately Aggressive Profile                            September 11, 1997                       September 11, 1997
Moderate Profile                                         September 11, 1997                       September 11, 1997
Maxim Moderately Conservative Profile                    September 11, 1997                       September 11, 1997
Maxim Conservative Profile                               September 11, 1997                       September 11, 1997
Fidelity VIP Growth                                      October 9, 1986                          April 21, 1994
Fidelity VIP II Contrafund                               November 5, 1998                         November 12, 1998
Janus Aspen Series, Worldwide Growth                     September 13, 1993                       June 2, 1998
Stein Roe Balanced, Variable Series                      January 1, 1989                          June 2, 1998
Pioneer Equity-Income VCT                                March 1, 1995                            September 13, 1999
Alger American Balanced                                  September 5, 1989                        September 13, 1999
Alger American MidCap Growth                             May 3, 1993                              September 13, 1999
Maxim Bond Index                                         December 1, 1992                         September 13, 1999
AIM Blue Chip Fund                                       February 4, 1987                         June 15, 2000
American Century Equity-Income Fund                      August 1, 1994                           June 15, 2000
Artisan International Fund                               December 28, 1995                        June 15, 2000
INVESCO Dynamics Fund                                    September 1, 1967                        June 15, 2000
Janus Twenty Fund                                        April 30, 1985                           June 15, 2000
Janus Worldwide Fund                                     May 15, 1991                             June 15, 2000
RS Emerging Growth Fund                                  November 30, 1987                        June 15, 2000
American Century Income & Growth Fund                    December 17, 1990                        November 1, 2000
Franklin Small Cap Growth Fund I                         February 14, 1992                        November 1, 2000
Janus Fund                                               February 5, 1970                         November 1, 2000



VOTING RIGHTS

To the extent required by applicable law, all Eligible Fund shares held in the Series Account will be voted by Great-West at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from persons having voting interests in the corresponding Investment Division. If, however, the 1940 Act or any regulation should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, the Participant under a 403(b) Plan or the Group Policyholder under all other plans has the voting interest. After annuity payments begin under a variable annuity option, the person receiving payments will have the voting interest.


The number of votes which are available will be calculated separately for each Investment Division. That number will be determined by applying the Participant's percentage interest, if any, in a particular Investment Division to the total number of votes attributable to that Investment Division. The Participant or Group Policyholder, as applicable, hold a voting interest in each Investment Division to which a Participant's Variable Sub-Account Value is allocated. If a Participant selects a variable annuity payment option, the votes attributable to the Participant will decrease as annuity payments are made.


Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds.

Shares for which we do not receive timely instructions and shares held by us as to which Participants and Group Policyholders have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Group Contracts participating in the Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

DISTRIBUTION OF THE GROUP CONTRACTS

BCE is the principal underwriter and the distributor of the Group Contracts, and a wholly owned indirect subsidiary of Great-West. BCE is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, telephone 1-800-701-8255.

The maximum commission as a percentage of the Contributions made under a Group Contract payable to BCE agents, independent registered insurance brokers and other registered broker-dealers is 8.0%. An expense allowance that will not exceed 40% of the maximum commission paid may also be paid. Additionally, a maximum of 1% of Contributions may also be paid as a persistency bonus to qualifying brokers.

STATE REGULATION

As a life insurance company organized and operated under Colorado law, GWL&A is subject to provisions governing such companies and to regulation by the Colorado Commissioner of Insurance. GWL&A's books and accounts are subject to review and examination by the Colorado Insurance Department at all times and a full examination of its operations is conducted by the National Association of Insurance Commissioners ("NAIC") at least once every three years.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 36.105 of the Teacher Retirement System of Texas permits Participants in the Texas Optional Retirement Program ("ORP") to redeem their interest in a variable annuity contract issued under the ORP only upon termination of employment in the Texas public institutions of higher education, retirement or death. Accordingly, if you are a Participant in the ORP you will be required to obtain a certificate of termination from your employer before you can redeem your Participant Annuity Account.

REPORTS

We will send all Participants, at least semi-annually, reports concerning the operations of the Series Account. In addition, all Participants will receive from us not less frequently than annually a statement of the Participant Annuity Account Value established in his/her name.

RIGHTS RESERVED BY GREAT-WEST

We reserve the right to make certain changes if, in our judgment, they would best serve the interests of Group Policyholders or Participants or would be appropriate in carrying out the purposes of the Group Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain the Participant's or Group Policyholder's, as applicable, approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

            To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

            To Transfer any assets in any Investment Division to another Investment Division, or to one or more separate accounts, or to a Guaranteed Sub-Account; or to add, combine or remove Investment Divisions of the Series Account.


           To substitute, for the Eligible Fund shares underying any Investment Division, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law.

            To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

           To change the time or time of day at which a Valuation Date is deemed to have ended.

            To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing as to any then outstanding Contract the aggregate amount of the types of charges which we have guaranteed.

            To reject any application for any reason.


Since some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. If a material conflict arises, we and other affected insurance companies are required to take any necessary steps to resolve the matter, including stopping our respective separate accounts from investing in the Eligible Funds.


Adding and Discontinuing Investment Options

We may, upon 30 days written notice to you, direct that you may not make any future Contributions or Transfers to a particular Investment Division or Fixed Option.

When we inform you that we are discontinuing an Investment Division or Fixed Option to which you are allocating money, we will ask that you promptly submit alternative allocation instructions. If we do not receive your changed allocation instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you. Contributions and Transfers you make to a discontinued Investment Division or Fixed Option before the effective date of the notice may be kept in those Investment Divisions or Fixed Options, unless we substitute shares of one mutual fund for shares of the corresponding Eligible Fund.

In addition, we may discontinue all investment options under the Group Contracts and refuse to accept any new Contributions. Should this occur, we will follow the procedures as set forth under the heading Cessation of Contributions.

If we determine to make new Investment Divisions or Fixed Options available under the Group Contracts, in our sole discretion we may or may not make those new Investment Divisions or Fixed Options available to you.

Substitution of Investments

When we determine to discontinue an Investment Division, in our sole discretion, we may substitute shares of another mutual fund for the shares of the corresponding Eligible Fund. No substitution may take place without prior approval of the Securities and Exchange Commission, and prior notice to you and the Group Policyholders.

LEGAL MATTERS

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Group Contract has been provided by Jorden Burt LLP.


AVAILABLE INFORMATION


We have filed a registration statement ("Registration Statement") with the Securities and Exchange Commission under the 1933 Act relating to the Group Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Reference is made to the Registration Statement and exhibits for further information relating to us and the Group Contracts. Statements contained in this Prospectus, regarding the content of the Group Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement. The Registration Statement and its exhibits may be inspected and copied at the Public Reference Room of the Securities and Exchange Commission located at 450 Fifth Street, N.W., Washington, D.C.


The Statement of Additional Information contains more specific information and financial statements relating to the Series Account and GWL&A. The Table of Contents of the Statement of Additional Information is set forth below:

         1.       Custodian and Independent Auditors
         2.       Underwriter
         3.       Calculation of Performance Data
         4.       Financial Statements

                                   Appendix A
      Condensed Financial Information Selected Data for Accumulation Units Outstanding Throughout Each Period For The Periods Ended December 31,


                                                =================================================================================

                                                        1991               1997                1996               1995






INVESTMENT DIVISION       (1.25)

                                                ======================================-------------------------------------------
================================================== ------------- ------------ ------------ ------------              ------------

MAXIM MONEY
MARKET

==================================================

Value at beginning of period                              19.68        19.01       $18.30       $17.60       $16.96       $16.25
Value at end of period Value                              20.61        19.68       $19.01       $18.30       $17.60       $16.96
Number of accumulation units outstanding at end    2,985,215.34  3,701.304.91 3,758,054.92 3,877,164.14 3,129,281.92 2,880,571.67
of period

-------------------------------------------------- ------------- ------------ ------------ ------------ ------------ ------------

MAXIM
BOND
Value at beginning of period                              29.42        29.87       $28.36       $26.82       $26.05       $22.89
Value at end of period                                    31.25        29.42       $29.87       $28.36       $26.82       $26.05
Number of accumulation units outstanding at end      889,880.80  1,202.989.21 1,478,126.62 1,688,345.67 1,890,635.84 2,010,468.99
of period

-------------------------------------------------- ------------- ------------ ------------ ------------ ------------ ------------

MAXIM STOCK
INDEX
Value at beginning of period                              85.06        71.93       $57.44       $44.00       $36.57       $27.30
Value at end of period                                    77.33        85.06       $71.93       $57.44       $44.00       $36.57
Number of accumulation units outstanding at end    5,911,559.63  6,767,826.02 7,484,324.11 8,215,445.99 7,884,581.79 7,636,165.40
of period


-------------------------------------------------- ------------- ------------ ------------ ------------ ------------ ------------

MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                              14.18        14.31       $13.51       $12.61       $12.29       $10.71
Value at end of period                                    15.48        14.18       $14.31       $13.51       $12.61       $12.29
Number of accumulation units outstanding at end    2,041,895.23  2,599,233.40 3,217,525.64 3,225,407.45 3,234,023.68 3,165,425.83
of period

-------------------------------------------------- ------------- ------------ ------------ ------------ ------------ ------------

MAXIM ARIEL MID-CAP
VALUE
Value at beginning of period                              20.92        21.12       $15.99       $14.34       $13.70       $10.96
Value at end of period                                    24.52        20.92       $21.12       $15.99       $14.34       $13.70
Number of accumulation units outstanding at end    1,544,026.15  2,033,465.79 2,277,248.95 2,495,810.84 2,440,068.07 1,715,174.42
of period

-------------------------------------------------- ------------- ------------ ------------ ------------ ------------ ------------

MAXIM INDEX
600
Value at beginning of period                              17.27        15.63       $16.08       $13.46       $11.82        $9.48
Value at end of period                                    18.80        17.27       $15.63       $16.08       $13.46       $11.82
Number of accumulation units outstanding at end      489,660.16   524,935.92   654,733.49   711,865.97   477,902.35   296,281.36
of period

-------------------------------------------------- ------------- ------------ ------------ ------------ ------------ ------------

MAXIM TEMPLETON INTERNATIONAL
EQUITY
Value at beginning of period                              16.16        12.59       $13.43       $13.33       $11.29       $10.49
Value at end of period                                    16.22        16.16       $12.59       $13.43       $13.33       $11.29
Number of accumulation units outstanding at end    1,916,973.55  2,107,351.45 2,333,665.81 2,831,592.94 2,249,181.67 1,645,237.34
of period

-------------------------------------------------- ------------- ------------ ------------ ------------ ------------ ------------
--------------------------------------------------

FIDELITY VIP
GROWTH
Value at beginning of period                              33.23        24.48       $17.77       $14.57       $12.86        $9.62
Value at end of period                                    29.22        33.23       $24.48       $17.77       $14.57       $12.86
Number of accumulation units outstanding at end    4,063,604.45  3,970,113.12 3,681,235.62 3,352,899.82 2,500,808.02 1,502,634.51
of period

-------------------------------------------------- ------------- ------------ ------------ ------------ ------------ ------------

==================================

    1994               1993                1992








----------------------------------
               --------------             -----------






       $15.84         $15.60      $15.26      $14.59
       $16.25         $15.84      $15.60      $15.26
 2,277,816.08     684,668.93     787,941     901,603


 ------------- -------------- ----------- -----------



       $23.74         $22.14      $21.10      $18.63
       $22.89         $23.74      $22.14      $21.10
 2,102,049.13   2,301,785.20   1,995,291   2,067,966


 ------------- -------------- ----------- -----------



       $27.61         $25.44      $24.33      $19.97
       $27.30         $27.61      $25.44      $24.33
 7,589,448.89   9,325,064.15   8,106,011   8,262,908


                                          -----------
 ------------- -------------- -----------


       $11.21         $10.38      $10.00
       $10.71         $11.21      $10.38
 2,756,894.60   1,892,295.35     251,644


 ------------- -------------- -----------



       $10.00
       $10.96
   788,758.55


 -------------



       $10.00
        $9.48
   152,895.00


 -------------



       $10.00
       $10.49
 1,075,821.94


 -------------




        $10.00
         $9.62
    559,313.44


 --------------







                                   Appendix A
                       Condensed Financial Information Selected Data for Accumulation Units
                       Outstanding Throughout Each Period For The Periods Ended December 31,



-------------------------------------------------- ------------ ------------- ------------ ------------ ------------ ------------
-------------------------------------------------- ------------ ------------- ------------ ------------ ------------ ------------

INVESTMENT DIVISION       (1.25)                          2000          1999         1998         1997         1996         1995

-------------------------------------------------- ------------ ------------- ------------ ------------ ------------ ------------
-------------------------------------------------- ------------ ------------- ------------ ------------ ------------ ------------

MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                             21.39         20.94       $19.47       $15.30       $12.98        $9.85
Value at end of period                                   23.85         21.39       $20.94       $19.47       $15.30       $12.98
Number of accumulation units outstanding at end    2,612,275.66 3,377,050.02  3,756,224.78 3,595,375.07 1,702,863.67  550,610.66
of period

-------------------------------------------------- ------------ ------------- ------------ ------------ ------------ ------------
-------------------------------------------------- ------------ ------------- ------------ ------------ ------------ ------------

MAXIM ARIEL SMALL-CAP
VALUE
Value at beginning of period                             16.94         18.21       $17.03       $13.48       $11.58       $10.15
Value at end of period                                   21.19         16.94       $18.21       $17.03       $13.48       $11.58
Number of accumulation units outstanding at end     169,805.26    141,840.01   162,035.10   113,566.69    39,184.70    30,919.44
of period

-------------------------------------------------- ------------ ------------- ------------ ------------ ------------ ------------

--------------
--------------

         1994

--------------
--------------


       $10.00
        $9.85
    16,574.29


--------------
--------------



       $10.00
       $10.15
          .01


--------------


-------------------------------------------------- ------------ ------------- ------------ ------------ ------------ ------------

MAXIM LOOMIS-SAYLES CORPORATE BOND
Value at beginning of period                             15.96         15.41       $15.09       $13.55       $12.44       $10.00
Value at end of period                                   16.49         15.96       $15.41       $15.09       $13.55       $12.44
Number of accumulation units outstanding at end     829,133.50  1,005,368.97  1,134,813.38  986,392.61   478,757.71   220,637.10
of period

-------------------------------------------------- ------------ ------------- ------------ ------------ ------------ ------------
-------------------------------------------------- ------------ ------------- ------------ ------------ ------------ ------------

MAXIM INVESCO
ADR
Value at beginning of period                             19.72         16.28       $14.90       $13.46       $11.25       $10.00
Value at end of period                                   17.49         19.72       $16.28       $14.90       $13.46       $11.25
Number of accumulation units outstanding at end     345,072.00    343,437.29   347,745.34   314,943.72   126,363.18    23,104.73
of period

-------------------------------------------------- ------------ ------------- ------------ ------------ ------------
-------------------------------------------------- ------------ ------------- ------------ ------------ ------------ ------------

MAXIM INVESCO SMALL-CAP GROWTH
Value at beginning of period                             39.83         22.31       $19.21       $16.38       $13.09       $10.00
Value at end of period                                   34.44         39.83       $22.31       $19.21       $16.38       $13.09
Number of accumulation units outstanding at end    1,403,141.94 1,279,850.46  1,277,401.42 1,340,084.31  776,719.68   210,982.04
of period

-------------------------------------------------- ------------ ------------- ------------ ------------ ------------ ------------
-------------------------------------------------- ------------ ------------ ------------ ------------ ------------

MAXIM INVESCO
BALANCED
Value at beginning of period                             17.01        14.76       $12.62       $10.13       $10.00
Value at end of period                                   16.47        17.01       $14.76       $12.62       $10.13
Number of accumulation units outstanding at end    5,796,613.43 5,105,248.56 5,029,978.19 4,925,017.36   22,568.19
of period

-------------------------------------------------- ------------ ------------ ------------ ------------
-------------------------------------------------- ------------ ------------ ------------ ------------ ------------

MAXIM VALUE
INDEX
Value at beginning of period                             13.46        12.23       $10.82       $10.00
Value at end of period                                   14.00        13.46       $12.23       $10.82
Number of accumulation units outstanding at end     424,615.85   424,659.62   362,062.57    55,506.37
of period

-------------------------------------------------- ------------ ------------ ------------ ------------
-------------------------------------------------- ------------ ------------ ------------ ------------

MAXIM GROWTH
INDEX
Value at beginning of period                             17.74        14.16       $10.44       $10.00
Value at end of period                                   13.60       17.784       $14.16       $10.44
Number of accumulation units outstanding at end    1,224,149.18 1,021,201.64  566,409.87    47,353.03
of period

-------------------------------------------------- ------------ ------------ ------------ ------------

MAXIM LOOMIS-SAYLES SMALL-CAP VALUE
Value at beginning of period                              9.49         9.66       $10.01       $10.00
Value at end of period                                   11.60         9.49        $9.66       $10.01
Number of accumulation units outstanding at end     210,919.85   163,845.38   188,314.26    70,399.46
of period

-------------------------------------------------- ------------ ------------ ------------ ------------
-------------------------------------------------- ------------ ------------ ------------ ------------

MAXIM FOUNDERS GROWTH & INCOME
Value at beginning of period                             13.82        12.17       $10.45       $10.00
Value at end of period                                   10.98        13.82       $12.17       $10.45
Number of accumulation units outstanding at end     232,000.47   225,791.18   209,618.75    81,095.13
of period

-------------------------------------------------- ------------ ------------ ------------ ------------
-------------------------------------------------- ------------ ------------ ------------ ------------

MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                             15.32        12.45       $10.31       $10.00
Value at end of period                                   16.24        15.32       $12.45       $10.31
Number of accumulation units outstanding at end     583,195.94   470,150.71   384,828.79   128,683.86
of period

-------------------------------------------------- ------------ ------------ ------------ ------------
-------------------------------------------------- ------------ ------------ ------------ ------------

MAXIM AGGRESSIVE
PROFILE
Value at beginning of period                             14.04        11.68       $10.29       $10.00
Value at end of period                                   12.92        14.04       $11.68       $10.29
Number of accumulation units outstanding at end     303,041.18   223,144.49   192,086.65    58,762.77
of period

-------------------------------------------------- ------------ ------------ ------------ ------------





                                   Appendix A
                       Condensed Financial Information Selected Data for Accumulation Units
                       Outstanding Throughout Each Period For The Periods Ended December 31,


------------------------------------------------- ------------ ------------ ------------ ------------

INVESTMENT DIVISION       (1.25)                         2000         1999         1998         1997
MAXIM MODERATELY AGGRESSIVE
PROFILE
Value at beginning of period                            13.83        11.48       $10.33       $10.00
Value at end of period                                  13.07        13.83       $11.48       $10.33
Number of accumulation units outstanding at end    559,268.52   478,876.63   446,496.19   141,839.79
of period

------------------------------------------------- ------------ ------------ ------------ ------------
------------------------------------------------- ------------ ------------ ------------ ------------

MAXIM MODERATE
PROFILE
Value at beginning of period                            12.93        11.25       $10.22       $10.00
Value at end of period                                  12.59        12.93       $11.25       $10.22
Number of accumulation units outstanding at end    467,845.55   479,827.82   418,487.19   110,105.33
of period

------------------------------------------------- ------------ ------------ ------------ ------------
------------------------------------------------- ------------ ------------ ------------ ------------

MAXIM MODERATELY CONSERVATIVE
PROFILE
Value at beginning of period                            11.82        11.05       $10.19       $10.00
Value at end of period                                  11.61        11.82       $11.05       $10.18
Number of accumulation units outstanding at end    294,535.03   309,247.32   354,140.45    53,608.55
of period

------------------------------------------------- ------------ ------------ ------------ ------------
------------------------------------------------- ------------ ------------ ------------ ------------

MAXIM CONSERVATIVE PROFILE
Value at beginning of period                            11.42        11.04       $10.32       $10.00
Value at end of period                                  11.94        11.42       $11.04       $10.32
Number of accumulation units outstanding at end    408,528.31   431,714.66   436,225.06    72,034.42
of period

------------------------------------------------- ------------ ------------ ------------ ------------
------------------------------------------------- ------------ ------------ ------------ ------------

FIDELITY VIP II
CONTRAFUND
Value at beginning of period                            14.35        11.69        10.00
Value at end of period                                  13.23        14.35        11.69
Number of accumulation units outstanding at end    777,969.30   490,770.66    79,502.22
of period

------------------------------------------------- ------------ ------------ ------------






                                   Appendix A
                       Condensed Financial Information Selected Data for Accumulation Units
                       Outstanding Throughout Each Period For The Periods Ended December 31,


----------------------------------------------------- ------------ ------------

INVESTMENT DIVISION (1.25)                                   2000         1999

----------------------------------------------------- ------------ ------------

ALGER AMERICAN BALANCED
Value at beginning of period                                11.36        10.00
Value at end of period                                      10.91        11.36
Number of accumulation units outstanding at end of     505,908.25    94,918.42
period

----------------------------------------------------- ------------ ------------

ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period                                12.19        10.00
Value at end of period                                      13.15        12.19
Number of accumulation units outstanding at end of     865,700.73   126,221.16
period

----------------------------------------------------- ------------ ------------

MAXIM BOND INDEX
Value at beginning of period                                10.00       10.00
Value at end of period                                      10.98        9.99
Number of accumulation units outstanding at end of      65,240.25   12,077.38
period

----------------------------------------------------- ------------ -----------

PIONEER EQUITY- INCOME VCT
Value at beginning of period                                 9.72        10.00
Value at end of period                                      11.00         9.72
Number of accumulation units outstanding at end of      53,890.54    17,679.99
period

----------------------------------------------------- ------------ ------------
----------------------------------------------------- ------------ ------------

AIM BLUE CHIP FUND
Value at beginning of period                                10.00
Value at end of period                                       8.55
Number of accumulation units outstanding at end of     290,970.96
period

----------------------------------------------------- ------------
----------------------------------------------------- ------------

AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                                10.00
Value at end of period                                      11.83
Number of accumulation units outstanding at end of      27,963.04
period

----------------------------------------------------- ------------
----------------------------------------------------- ------------

RS EMERGING GROWTH
Value at beginning of period                                10.00
Value at end of period                                       7.53
Number of accumulation units outstanding at end of     290,275.09
period

----------------------------------------------------- ------------
----------------------------------------------------- ------------

ARTISAN INTERNATIONAL
Value at beginning of period                                10.00
Value at end of period                                       8.48
Number of accumulation units outstanding at end of     144,380.21
period

----------------------------------------------------- ------------

INVESCO DYNAMICS
Value at beginning of period                                10.00
Value at end of period                                       8.46
Number of accumulation units outstanding at end of     341,994.64
period

----------------------------------------------------- ------------
----------------------------------------------------- ------------

JANUS TWENTY
Value at beginning of period                                10.00
Value at end of period                                       7.00
Number of accumulation units at end of period          621,528.05

----------------------------------------------------- ------------
----------------------------------------------------- ------------

JANUS WORLDWIDE
Value at beginning of period                                10.00
Value at end of period                                       7.96
Number of accumulation units outstanding at end of     408,303.89
period

----------------------------------------------------- ------------





                                   Appendix A
                       Condensed Financial Information Selected Data for Accumulation Units
                       Outstanding Throughout Each Period For The Periods Ended December 31,


------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------

INVESTMENT DIVISION        (0.95)                        2000         1999         1998          1997         1996         1995

-------------------------------------------------                                                      ------------ ------------
                                                  ------------ ------------ ------------ -------------

MAXIM MONEY
MARKET
Value at beginning of period                            11.77        11.34       $10.89        $10.44       $10.04       $10.00
Value at end of period Value                            12.37        11.77        11.34        $10.89       $10.44       $01.04
Number of accumulation units outstanding at end    554,768.11   430,080.54   352,052.98  1,402,319.60   343,499.44   169,096.04
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------

MAXIM
BOND
Value at beginning of period                            11.56        11.70       $11.08        $10.44       $10.11       $10.00
Value at end of period                                  12.32        11.56       $11.70        $11.08       $10.44       $10.11
Number of accumulation units outstanding at end    837,181.60   485,260.78   271,537.15    251,460.22   287,152.67   197,590.07
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------

MAXIM STOCK
INDEX
Value at beginning of period                            24.24        20.44       $16.27        $12.45       $10.30       $10.00
Value at end of period                                  22.11        24.24       $20.44        $16.27       $12.43       $10.30
Number of accumulation units outstanding at end   3,707,280.13 1,877,727.40 1,470,364.97 2,328,852.18  2,057,207.66  937,180.75
of period

                                                                                                                    ------------
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------

MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                            11.85        11.93       $11.23        $10.45       $10.15       $10.00
Value at end of period                                  12.98        11.85       $11.93        $11.23       $10.45       $10.15
Number of accumulation units outstanding at end    369,129.68   217,847.85   151,304.43    112,314.59   119,989.13    39,695.16
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------

MAXIM ARIEL MID-CAP
VALUE
Value at beginning of period                            15.97        16.08       $12.14        $10.85       $10.34       $10.00
Value at end of period                                  18.78        15.97       $16.08        $12.14       $10.85       $10.34
Number of accumulation units outstanding at end    574,831.38   529,521.61   470,211.38    422,167.92   528,556.23   194,687.27
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------

MAXIM INDEX
600
Value at beginning of period                            15.43        13.92       $14.28        $11.92       $10.43       $10.00
Value at end of period                                  16.85        15.43       $13.92        $14.28       $11.92       $10.43
Number of accumulation units outstanding at end    203,257.77   173,995.43    72,881.82    147,236.05   132,987.33    72,120.51
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------

MAXIM TEMPLETON INTERNATIONAL
EQUITY
Value at beginning of period                            15.01        11.66       $12.39        $12.27       $10.36       $10.00
Value at end of period                                  15.11        15.01       $11.66        $12.39       $12.27       $10.36
Number of accumulation units outstanding at end    539,441.58   492,141.77   498,703.59    557,569.31  $548,157.84   290,190.44
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------

FIDELITY VIP
GROWTH
Value at beginning of period                            25.14        18.46       $13.36        $10.93        $9.62       $10.00
Value at end of period                                  22.17        25.14       $18.46        $13.36       $10.93        $9.62
Number of accumulation units outstanding at end   1,163,198.41  727,652.01   503,651.35    588,801.03   463,651.69   164,201.34
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------

MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                            17.40        16.99       $15.74        $12.34       $10.43       $10.00
Value at end of period                                  19.46        17.40       $16.99        $15.74       $12.34       $10.43
Number of accumulation units outstanding at end    549,728.52   427,608.57   379,091.37    561,621.67   276,648.63     1,324.94
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------

MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period                            15.52        16.63       $15.50        $12.24       $10.48       $10.00
Value at end of period                                  19.47        15.52       $16.63        $15.50       $12.24       $10.48
Number of accumulation units outstanding at end     51,535.19    37,219.61    21,916.39      4,787.54     1,652.65       164.60
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------






                                   Appendix A
                       Condensed Financial Information Selected Data for Accumulation Units
                       Outstanding Throughout Each Period For The Periods Ended December 31,


-------------------------------------------------- ----------- ------------ ----------- ------------ ------------ ----------

INVESTMENT DIVISION        (0.95)                        2000         1999        1998         1997         1996       1995

-------------------------------------------------- ----------- ------------ ----------- ------------ ------------ ----------
-------------------------------------------------- ----------- ------------ ----------- ------------ ------------ -----------

MAXIM LOOMIS-SAYLES CORPORATE BOND
Value at beginning of period                            13.38        12.88      $12.57       $11.26       $10.30      $10.00
Value at end of period                                  13.87        13.38      $12.88       $12.57       $11.26      $10.30
Number of accumulation units outstanding at end    185,615.42   132,735.46  107,193.71    84,830.69    38,958.69      269.42
of period

-------------------------------------------------- ----------- ------------ ----------- ------------ ------------ -----------
-------------------------------------------------- ----------- ------------ ----------- ------------ ------------ ----------

MAXIM INVESCO
ADR
Value at beginning of period                            18.48        15.21      $13.88       $12.50       $10.41     $10.00
Value at end of period                                  16.44        18.48      $15.21       $13.88       $12.50     $10.41
Number of accumulation units outstanding at end    104,087.89    70,783.74   51,071.84   149,143.92    74,310.25   1,130.83
of period

-------------------------------------------------- ----------- ------------ ----------- ------------ ------------ ----------
-------------------------------------------------- ----------- ------------ ----------- ------------ ------------ ----------

MAXIM INVESCO SMALL-CAP GROWTH
Value at beginning of period                            33.17        18.52      $15.90       $13.52       $10.77     $10.00
Value at end of period                                  28.79        33.17      $18.52       $15.90       $13.52     $10.77
Number of accumulation units outstanding at end    495,178.57   335.181.31  251,992.27   296,221.15   159,393.34  24,147.18
of period

-------------------------------------------------- ----------- ------------ ----------- ------------ ------------ ----------
-------------------------------------------------- ----------- ------------ ----------- ------------ ------------

MAXIM INVESCO
BALANCED
Value at beginning of period                            17.17        14.85      $12.66       $10.14       $10.00
Value at end of period                                  16.67        17.17      $14.85       $12.66       $10.14
Number of accumulation units outstanding at end    971,565.34   478,348.00  342,274.21   340,421.00     4,262.66
of period

-------------------------------------------------- ----------- ------------ ----------- ------------
-------------------------------------------------- ----------- ------------ ----------- ------------ ------------

MAXIM VALUE
INDEX
Value at beginning of period                            13.55        12.28      $10.83       $10.00
Value at end of period                                  14.14        13.55      $12.28       $10.83
Number of accumulation units outstanding at end     70,893.39    40,924.99   23,951.01    12,307.01
of period

-------------------------------------------------- ----------- ------------ ----------- ------------
-------------------------------------------------- ----------- ------------ ----------- ------------

MAXIM GROWTH
INDEX
Value at beginning of period                            17.86        14.21      $10.45       $10.00
Value at end of period                                  13.74        17.86      $14.21       $10.45
Number of accumulation units outstanding at end    229,555.59   126,500.02   66,115.58     1,779.77
of period

-------------------------------------------------- ----------- ------------ ----------- ------------

MAXIM LOOMIS-SAYLES SMALL-CAP VALUE
Value at beginning of period                             9.56         9.69      $10.01       $10.00
Value at end of period                                  11.72         9.56       $9.69       $10.01
Number of accumulation units outstanding at end     57,078.87    32,492.98   22,333.17     9,792.14
of period

-------------------------------------------------- ----------- ------------ ----------- ------------
-------------------------------------------------- ----------- ------------ ----------- ------------

MAXIM FOUNDERS GROWTH & INCOME
Value at beginning of period                            13.92        12.22      $10.46       $10.00
Value at end of period                                  11.08        13.92      $12.22       $10.46
Number of accumulation units outstanding at end     38,911.05    25,804.74   18,073.50     7,818.57
of period

-------------------------------------------------- ----------- ------------ ----------- ------------
-------------------------------------------------- ----------- ------------ ----------- ------------

MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                            15.42        12.49      $10.32       $10.00
Value at end of period                                  16.40        15.42      $12.49       $10.32
Number of accumulation units outstanding at end    147,864.53    93,445.15   55,481.56    12,739.10
of period

-------------------------------------------------- ----------- ------------ ----------- ------------
-------------------------------------------------- ----------- ------------ ----------- ------------

MAXIM AGGRESSIVE
PROFILE
Value at beginning of period                            14.15        11.72      $10.30       $10.00
Value at end of period                                  13.06        14.15      $11.72       $10.30
Number of accumulation units outstanding at end    126,105.69    68,648.89   39,090.58     9,576.11
of period

-------------------------------------------------- ----------- ------------ ----------- ------------









                                   Appendix A
                       Condensed Financial Information Selected Data for Accumulation Units
                       Outstanding Throughout Each Period For The Periods Ended December 31,


------------------------------------------------- ------------ ------------ ------------ -------------

INVESTMENT DIVISION        (0.95)                        2000         1999         1998          1997

------------------------------------------------- ------------ ------------ ------------ -------------
------------------------------------------------- ------------ ------------ ------------ -------------

MAXIM MODERATELY AGGRESSIVE
PROFILE
Value at beginning of period                            13.93        11.52       $10.34        $10.00
Value at end of period                                  13.19        13.93       $11.52        $10.34
Number of accumulation units outstanding at end    252,330.73   163,856.44    36,452.19     53,828.37
of period

------------------------------------------------- ------------ ------------ ------------ -------------
------------------------------------------------- ------------ ------------ ------------ -------------

MAXIM MODERATE
PROFILE
Value at beginning of period                            13.00        11.28       $10.23        $10.00
Value at end of period                                  12.70        13.00       $11.28        $10.23
Number of accumulation units outstanding at end    205,574.66    91,118.94    16,878.33     44,770.91
of period

------------------------------------------------- ------------ ------------ ------------ -------------
------------------------------------------------- ------------ ------------ ------------ -------------

MAXIM MODERATELY CONSERVATIVE
PROFILE
Value at beginning of period                            11.85        11.04       $10.20        $10.00
Value at end of period                                  11.67        11.85       $11.04        $10.20
Number of accumulation units outstanding at end     49,099.83    14,657.02     4,110.80     53,438.52
of period

------------------------------------------------- ------------ ------------ ------------ -------------
------------------------------------------------- ------------ ------------ ------------ -------------

MAXIM CONSERVATIVE PROFILE
Value at beginning of period                            11.58        11.15       $10.33        $10.00
Value at end of period                                  12.14        11.58       $11.15        $10.33
Number of accumulation units outstanding at end     34,795.75    12,170.50     3,968.60     94,228.09
of period

------------------------------------------------- ------------ ------------              -------------
------------------------------------------------- ------------ ------------ ------------

JANUS ASPEN WORLDWIDE GROWTH
Value at beginning of period                            20.54        12.59       $10.00
Value at end of period                                  17.16        20.54       $12.59
Number of accumulation units outstanding at end    171,579.82   105,742.62    48,118.83
of period

------------------------------------------------- ------------ ------------ ------------

FIDELITY VIP II
CONTRAFUND
Value at beginning of period                            14.40        11.70       $10.00
Value at end of period                                  13.32        14.40       $11.70
Number of accumulation units outstanding at end    198,939.20    84,529.68     1,792.37
of period

------------------------------------------------- ------------ ------------ ------------
                                                                ------------

ALGER AMERICAN BALANCED
Value at beginning of period                             11.37        10.00
Value at end of period                                   10.96        11.37
Number of accumulation units outstanding at end     109,400.16    15,039.58
of period

-------------------------------------------------- ------------ ------------






                                   Appendix A
                       Condensed Financial Information Selected Data for Accumulation Units
                       Outstanding Throughout Each Period For The Periods Ended December 31,


----------------------------------------------------- ------------ ------------

INVESTMENT DIVISION (0.95)                                   2000         1999

----------------------------------------------------- ------------ ------------

AIM BLUE CHIP FUND
Value at beginning of period                                10.00
Value at end of period                                       8.56
Number of accumulation units outstanding at end of      33,594.30
period

----------------------------------------------------- ------------ ------------

ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period                                12.20        10.00
Value at end of period                                      13.20        12.20
Number of accumulation units outstanding at end of     219,146.68    13,680.57
period

----------------------------------------------------- ------------ ------------

PIONEER EQUITY-INCOME VCT
Value at beginning of period                                 9.73        10.00
Value at end of period                                      11.04         9.73
Number of accumulation units outstanding at end of       8,530.30     1,756.46
period

----------------------------------------------------- ------------ ------------

AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                                10.00
Value at end of period                                      11.85
Number of accumulation units outstanding at end of      11,586.51
period

----------------------------------------------------- ------------ ------------

RS EMERGING GROWTH
Value at beginning of period                                10.00
Value at end of period                                       7.54
Number of accumulation units outstanding at end of      58,620.46
period

----------------------------------------------------- ------------ ------------

ARTISAN INTERNATIONAL
Value at beginning of period                                10.00
Value at end of period                                       8.49
Number of accumulation units outstanding at end of      25,053.26
period

----------------------------------------------------- ------------ ------------

INVESCO DYNAMICS
Value at beginning of period                                10.00
Value at end of period                                       8.47
Number of accumulation units outstanding at end of      90,122.19
period

----------------------------------------------------- ------------ -----------

JANUS TWENTY
Value at beginning of period                                10.00
Value at end of period                                       7.02
Number of accumulation units at end of period          113,873.77

----------------------------------------------------- ------------ -----------

JANUS WORLDWIDE
Value at beginning of period                                 0.00
Value at end of period                                       7.97
Number of accumulation units outstanding at end of      96,439.50
period

----------------------------------------------------- ------------ -----------

MAXIM BOND INDEX
Value at beginning of period                                10.00       10.00
Value at end of period                                      11.02       10.00
Number of accumulation units outstanding at end of      10,543.97       79.29
period

----------------------------------------------------- ------------ -----------





                                   Appendix A
                       Condensed Financial Information Selected Data for Accumulation Units
                       Outstanding Throughout Each Period For The Periods Ended December 31,


------------------------------------------------- ------------ ------------ ------------ -------------

INVESTMENT DIVISION  (0.75)                              2000         1999         1998          1997

------------------------------------------------- ------------ ------------ ------------ -------------

MAXIM MONEY
MARKET
Value at beginning of period                            11.13        10.70       $10.25        $10.00
Value at end of period Value                            11.72        11.13       $10.70        $10.25
Number of accumulation units outstanding at end   1,594,293.70 2,059,542.36 1,613,050.25    11,698.04
of period

------------------------------------------------- ------------ ------------ ------------ -------------

MAXIM
BOND
Value at beginning of period                            10.88        10.99       $10.38        $10.00
Value at end of period                                  11.61        10.88       $10.99        $10.38
Number of accumulation units outstanding at end    254,757.07   288,557.62   302,285.65     19,087.44
of period

------------------------------------------------- ------------ ------------ ------------ -------------

MAXIM STOCK
INDEX
Value at beginning of period                            16.37        13.78       $10.95        $10.00
Value at end of period                                  14.96        16.37       $13.78        $10.95
Number of accumulation units outstanding at end   3,979,926.80 3,812,823.63 3,382,583.06   167,748.34
of period

------------------------------------------------- ------------ ------------ ------------ -------------

MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                            11.09        11.14       $10.47        $10.00
Value at end of period                                  12.17        11.09       $11.14        $10.47
Number of accumulation units outstanding at end    303,867.58   350,532.03   341,859.87        739.30
of period

------------------------------------------------- ------------ ------------ ------------ -------------

MAXIM ARIEL MID-CAP
VALUE
Value at beginning of period                            14.53        14.60       $11.00        $10.00
Value at end of period                                  17.12        14.53       $14.60        $11.00
Number of accumulation units outstanding at end    319,880.59   328,339.05   256,925.44      2,545.66
of period

------------------------------------------------- ------------ ------------ ------------ -------------

MAXIM INDEX
600
Value at beginning of period                            12.08        10.88       $11.14        $10.00
Value at end of period                                  13.22        12.08       $10.88        $11.14
Number of accumulation units outstanding at end    165,315.68   175,765.02   183,674.90      1,923.32
of period

------------------------------------------------- ------------ ------------ ------------ -------------

MAXIM TEMPLETON INTERNATIONAL
EQUITY
Value at beginning of period                            11.45         8.88        $9.42        $10.00
Value at end of period                                  11.55        11.45        $8.88         $9.42
Number of accumulation units outstanding at end    174,161.75   180,091.70   122,570.24      2,087.94
of period

------------------------------------------------- ------------ ------------ ------------ -------------

FIDELITY VIP
GROWTH
Value at beginning of period                            20.43        14.98       $10.82        $10.00
Value at end of period                                  18.05        20.43       $14.98        $10.82
Number of accumulation units outstanding at end    914,067.65   755,950.03   593,071.00      3,446.98
of period

------------------------------------------------- ------------ ------------ ------------ -------------
------------------------------------------------- ------------ ------------ ------------ -------------

MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                            12.36        12.01       $11.14        $10.00
Value at end of period                                  13.85        12.36       $12.04        $11.14
Number of accumulation units outstanding at end    519,589.86   625,382.39   614,261.17      1,715.12
of period

------------------------------------------------- ------------ ------------ ------------ -------------
------------------------------------------------- ------------ ------------ ------------ -------------

MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period                            11.87        12.69       $11.81        $10.00
Value at end of period                                  14.92        11.87       $12.69        $11.81
Number of accumulation units outstanding at end     30,317.16    26,816.01    24,665.53        395.12
of period






                                   Appendix A
                       Condensed Financial Information Selected Data for Accumulation Units
                       Outstanding Throughout Each Period For The Periods Ended December 31,


-------------------------------------------------- ------------ ------------ ------------ ------------

INVESTMENT DIVISION  (0.75)                               2000         1999         1998         1997

-------------------------------------------------- ------------ ------------ ------------ ------------
-------------------------------------------------- ------------ ------------ ------------ ------------

MAXIM LOOMIS-SAYLES CORPORATE BOND
Value at beginning of period                             11.27        10.83       $10.55       $10.00
Value at end of period                                   11.70        11.27       $10.83       $10.55
Number of accumulation units outstanding at end     188,987.82   189,311.10   178,619.57       140.06
of period

-------------------------------------------------- ------------ ------------ ------------ ------------
-------------------------------------------------- ------------ ------------ ------------ ------------

MAXIM INVESCO
ADR
Value at beginning of period                             13.38        10.99       $10.01       $10.00
Value at end of period                                   11.93        13.38       $10.99       $10.01
Number of accumulation units outstanding at end     275,937.25   280,188.56   292,162.25         7.11
of period

-------------------------------------------------- ------------ ------------ ------------ ------------
-------------------------------------------------- ------------ ------------ ------------ ------------

MAXIM INVESCO SMALL-CAP GROWTH
Value at beginning of period                             23.28        12.97       $11.11       $10.00
Value at end of period                                   20.24        23.28       $12.97       $11.11
Number of accumulation units outstanding at end     456,661.36   396,589.37   334,433.76       754.64
of period

-------------------------------------------------- ------------ ------------ ------------ ------------
-------------------------------------------------- ------------ ------------ ------------ ------------

MAXIM INVESCO
BALANCED
Value at beginning of period                             14.48        12.50       $10.63       $10.00
Value at end of period                                   14.09        14.48       $12.50       $10.63
Number of accumulation units outstanding at end     882,523.75   684,805.52   530,510.93     1,275.72
of period

-------------------------------------------------- ------------ ------------ ------------ ------------
-------------------------------------------------- ------------ ------------ ------------ ------------

MAXIM VALUE
INDEX
Value at beginning of period                             13.61        12.31       $10.84       $10.00
Value at end of period                                   14.23        13.61       $12.31       $10.84
Number of accumulation units outstanding at end      97,721.78    69,752.97    41,993.96
of period

-------------------------------------------------- ------------ ------------ ------------ ------------
-------------------------------------------------- ------------ ------------ ------------ ------------

MAXIM GROWTH
INDEX
Value at beginning of period                             17.94        14.25       $10.46       $10.00
Value at end of period                                   13.83        17.94       $14.25       $10.46
Number of accumulation units outstanding at end     163,752.64   102,466.53    24,247.29
of period

-------------------------------------------------- ------------ ------------ ------------ ------------

MAXIM LOOMIS-SAYLES SMALL-CAP VALUE
Value at beginning of period                              9.61         9.72       $10.02       $10.00
Value at end of period                                   11.80         9.61        $9.72       $10.02
Number of accumulation units outstanding at end      32,627.82    19,064.83    14,660.30
of period

-------------------------------------------------- ------------ ------------ ------------ ------------
-------------------------------------------------- ------------ ------------ ------------ ------------

MAXIM FOUNDERS GROWTH & INCOME
Value at beginning of period                             13.98        12.25       $10.47       $10.00
Value at end of period                                   11.16        13.98       $12.25       $10.47
Number of accumulation units outstanding at end      39,662.02    38,384.92    26,637.10
of period

-------------------------------------------------- ------------ ------------ ------------ ------------
-------------------------------------------------- ------------ ------------ ------------ ------------

MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                             15.49        12.53       $10.33       $10.00
Value at end of period                                   16.51        15.49       $12.53       $10.33
Number of accumulation units outstanding at end      86,437.80    51,474.65    36,548.42
of period

-------------------------------------------------- ------------ ------------ ------------ ------------
-------------------------------------------------- ------------ ------------ ------------ ------------

MAXIM AGGRESSIVE
PROFILE
Value at beginning of period                             14.21        11.75       $10.31       $10.00
Value at end of period                                   13.14        14.21       $11.75       $10.31
Number of accumulation units outstanding at end      97,470.17    63,448.45    15,150.39
of period

-------------------------------------------------- ------------ ------------ ------------ ------------







                                   Appendix A
                       Condensed Financial Information Selected Data for Accumulation Units
                       Outstanding Throughout Each Period For The Periods Ended December 31,


------------------------------------------------- ------------ ------------ ------------ -------------

INVESTMENT DIVISION  (0.75)                              2000         1999         1998          1997

------------------------------------------------- ------------ ------------ ------------ -------------
------------------------------------------------- ------------ ------------ ------------ -------------

MAXIM MODERATELY AGGRESSIVE PROFILE
Value at beginning of period                            14.00        11.55       $10.34        $10.00
Value at end of period                                  13.29        14.00       $11.55        $10.34
Number of accumulation units outstanding at end    233,517.97   207.585.59   140,358.02
of period

------------------------------------------------- ------------ ------------ ------------ -------------
------------------------------------------------- ------------ ------------ ------------ -------------

MAXIM MODERATE
PROFILE
Value at beginning of period                            13.08        11.32       $10.24        $10.00
Value at end of period                                  12.80        13.08       $11.32        $10.24
Number of accumulation units outstanding at end    378,015.86   347,108.62   258,990.96
of period

------------------------------------------------- ------------ ------------ ------------ -------------
------------------------------------------------- ------------ ------------ ------------ -------------

MAXIM MODERATELY CONSERVATIVE
PROFILE
Value at beginning of period                            11.96        11.12       $10.21        $10.00
Value at end of period                                  11.80        11.96       $11.12        $10.21
Number of accumulation units outstanding at end    345,938.20   383,124.12   338,437.20
of period

------------------------------------------------- ------------ ------------ ------------ -------------
------------------------------------------------- ------------ ------------ ------------ -------------

MAXIM CONSERVATIVE PROFILE
Value at beginning of period                            11.56        11.11       $10.34        $10.00
Value at end of period                                  12.15        11.56       $11.11        $10.34
Number of accumulation units outstanding at end    177,717.84   342,028.29   426,692.38
of period

------------------------------------------------- ------------ ------------ ------------ -------------
------------------------------------------------- ------------ ------------ ------------

JANUS ASPEN WORLDWIDE GROWTH
Value at beginning of period                            17.31        10.65       $10.00
Value at end of period                                  14.49        17.31       $10.65
Number of accumulation units outstanding at end    209,494.46   123,401.32    17,591.36
of period

------------------------------------------------- ------------ ------------ ------------

STEIN ROE BALANCED, VARIABLE SERIES
Value at beginning of period                            11.98        10.72       $10.00
Value at end of period                                  11.75        11.98       $10.72
Number of accumulation units outstanding at end      8,424.85     8,242.99     4,142.27
of period

------------------------------------------------- ------------ ------------ ------------

FIDELITY VIP II
CONTRAFUND
Value at beginning of period                            14.43        11.70       $10.00
Value at end of period                                  13.37        14.43       $11.70
Number of accumulation units outstanding at end     35,037.54    19,034.82       545.53
of period

------------------------------------------------- ------------ ------------ ------------





                                   Appendix A
                       Condensed Financial Information Selected Data for Accumulation Units
                       Outstanding Throughout Each Period For The Periods Ended December 31,


----------------------------------------------------- ------------ ------------

INVESTMENT DIVISION (0.75)                                   2000         1999

----------------------------------------------------- ------------ ------------

AIM BLUE CHIP FUND
Value at beginning of period                                10.00
Value at end of period                                       8.57
Number of accumulation units outstanding at end of       6,938.89
period

----------------------------------------------------- ------------ ------------

ALGER AMERICAN BALANCED
Value at beginning of period                                11.38        10.00
Value at end of period                                      10.98        11.38
Number of accumulation units outstanding at end of      12,856.34     3,327.96
period

----------------------------------------------------- ------------ ------------

FRANKLIN SMALL CAP GROWTH
Value at beginning of period                                10.00
Value at end of period                                       8.50
Number of accumulation units outstanding at end of         106.52
period

----------------------------------------------------- ------------ ------------

ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period                                12.21        10.00
Value at end of period                                      13.23        12.21
Number of accumulation units outstanding at end of      41,598.74     4,173.07
period

----------------------------------------------------- ------------ ------------

PIONEER EQUITY-INCOME VCT
Value at beginning of period                                 9.74        10.00
Value at end of period                                      11.03         9.74
Number of accumulation units outstanding at end of       1,869.22     1,471.60
period

----------------------------------------------------- ------------ ------------

AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                                10.00
Value at end of period                                      11.86
Number of accumulation units outstanding at end of       1,337.27
period

----------------------------------------------------- ------------ ------------

AMERICAN CENTURY INCOME & GROWTH
Value at beginning of period                                10.00
Value at end of period                                       9.45
Number of accumulation units outstanding at end of            ---
period

----------------------------------------------------- ------------ ------------

RS EMERGING GROWTH
Value at beginning of period                                10.00
Value at end of period                                       7.55
Number of accumulation units outstanding at end of       9,391.15
period

----------------------------------------------------- ------------ ------------

ARTISAN INTERNATIONAL
Value at beginning of period                                10.00
Value at end of period                                       8.50
Number of accumulation units outstanding at end of       2,436.41
period

----------------------------------------------------- ------------ ------------





                                   Appendix A
                       Condensed Financial Information Selected Data for Accumulation Units
                       Outstanding Throughout Each Period For The Periods Ended December 31,


-------------------------------------------------- ----------- -----------

INVESTMENT DIVISION (0.75)                               2000        1999

-------------------------------------------------- ----------- -----------

INVESCO DYNAMICS
Value at beginning of period                            10.00
Value at end of period                                   8.48
Number of accumulation units outstanding at end     13,292.47
of period

-------------------------------------------------- ----------- -----------

JANUS FUND
Value at beginning of period                            10.00
Value at end of period                                   8.57
Number of accumulation units at end of period           39.50

-------------------------------------------------- ----------- -----------

JANUS TWENTY
Value at beginning of period                            10.00
Value at end of period                                   7.02
Number of accumulation units at end of period       36,576.13

-------------------------------------------------- ----------- -----------

JANUS WORLDWIDE
Value at beginning of period                            10.00
Value at end of period                                   7.98
Number of accumulation units outstanding at end     15,875.85
of period

-------------------------------------------------- ----------- -----------

MAXIM BOND INDEX
Value at beginning of period                            10.00       10.00
Value at end of period                                  11.05       10.00
Number of accumulation units outstanding at end      1,128.60      249.52
of period

-------------------------------------------------- ----------- -----------






                                   Appendix A
                       Condensed Financial Information Selected Data for Accumulation Units
                       Outstanding Throughout Each Period For The Periods Ended December 31,


------------------------------------------------- ------------

INVESTMENT DIVISION        (0.65)                        2000

-------------------------------------------------
                                                  ------------

MAXIM MONEY
MARKET
Value at beginning of period                            10.00
Value at end of period Value                            10.35
Number of accumulation units outstanding at end         85.30
of period

------------------------------------------------- ------------

MAXIM
BOND
Value at beginning of period                            10.00
Value at end of period                                  10.62
Number of accumulation units outstanding at end      1,093.61
of period

------------------------------------------------- ------------

MAXIM STOCK
INDEX
Value at beginning of period                            10.00
Value at end of period                                   9.19
Number of accumulation units outstanding at end
of period                                            8,977.40

------------------------------------------------- ------------

MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                            10.00
Value at end of period                                  10.99
Number of accumulation units outstanding at end        357.38
of period

------------------------------------------------- ------------

MAXIM ARIEL MID-CAP
VALUE
Value at beginning of period                            10.00
Value at end of period                                  12.00
Number of accumulation units outstanding at end        902.72
of period

------------------------------------------------- ------------

MAXIM INDEX
600
Value at beginning of period                            10.00
Value at end of period                                  10.67
Number of accumulation units outstanding at end      1,054.41
of period

------------------------------------------------- ------------

MAXIM TEMPLETON INTERNATIONAL
EQUITY
Value at beginning of period                            10.00
Value at end of period                                  10.13
Number of accumulation units outstanding at end      1,957.79
of period

------------------------------------------------- ------------
------------------------------------------------- ------------

FIDELITY VIP
GROWTH
Value at beginning of period                            10.00
Value at end of period                                   8.90
Number of accumulation units outstanding at end
of period                                            4,540.67

------------------------------------------------- ------------
------------------------------------------------- ------------

MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                            10.00
Value at end of period                                  10.92
Number of accumulation units outstanding at end      1,644.45
of period

------------------------------------------------- ------------
------------------------------------------------- ------------

MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period                            10.00
Value at end of period                                  12.55
Number of accumulation units outstanding at end      1,441.16
of period

------------------------------------------------- ------------
                                                  ------------

MAXIM LOOMIS SAYLES CORPORATE BOND
Value at beginning of period                            10.00
Value at end of period Value                            10.37
Number of accumulation units outstanding at end        228.23
of period

------------------------------------------------- ------------
------------------------------------------------- ------------

MAXIM LOOMIS SAYLES SMALL-CAP
VALUE
Value at beginning of period                            10.00
Value at end of period                                  11.33
Number of accumulation units outstanding at end        128.36
of period

------------------------------------------------- ------------






                                   Appendix A
                       Condensed Financial Information Selected Data for Accumulation Units
                       Outstanding Throughout Each Period For The Periods Ended December 31,


------------------------------------------------- ------------

INVESTMENT DIVISION        (0.65)                        2000

-------------------------------------------------
------------------------------------------------- ------------

MAXIM INVESCO ADR
Value at beginning of period                            10.00
Value at end of period                                   9.69
Number of accumulation units outstanding at end
of period                                            1,844.47

------------------------------------------------- ------------

MAXIM INVESCO SMALL-CAP GROWTH
Value at beginning of period                            10.00
Value at end of period                                   9.49
Number of accumulation units outstanding at end
of period                                            4,206.33

------------------------------------------------- ------------

MAXIM INVESCO BALANCED
Value at beginning of period                            10.00
Value at end of period                                   9.84
Number of accumulation units outstanding at end
of period                                            5,028.82

------------------------------------------------- ------------

MAXIM VALUE INDEX
Value at beginning of period                            10.00
Value at end of period                                  10.33
Number of accumulation units outstanding at end        113.85
of period

------------------------------------------------- ------------

MAXIM GROWTH INDEX
Value at beginning of period                            10.00
Value at end of period                                   7.98
Number of accumulation units outstanding at end         32.68
of period

------------------------------------------------- ------------
------------------------------------------------- ------------

MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                            10.00
Value at end of period                                  10.25
Number of accumulation units outstanding at end        615.21
of period

------------------------------------------------- ------------
------------------------------------------------- ------------

MAXIM AGGRESSIVE PROFILE
Value at beginning of period                            10.00
Value at end of period                                   9.80
Number of accumulation units outstanding at end        346.13
of period

------------------------------------------------- ------------
------------------------------------------------- ------------

MAXIM MODERATELY AGGRESSIVE PROFILE
Value at beginning of period                            10.00
Value at end of period                                   9.86
Number of accumulation units outstanding at end      1,668,21
of period

------------------------------------------------- ------------
                                                  ------------

FIDELITY VIP II CONTRAFUND
Value at beginning of period                            10.00
Value at end of period Value                             9.57
Number of accumulation units outstanding at end        133.86
of period

------------------------------------------------- ------------

INVESCO DYNAMICS
Value at beginning of period                            10.00
Value at end of period                                   8.48
Number of accumulation units outstanding at end          0.23
of period

------------------------------------------------- ------------

JANUS WORLDWIDE
Value at beginning of period                            10.00
Value at end of period                                   7.99
Number of accumulation units outstanding at end
of period                                                0.05

------------------------------------------------- ------------

RS EMERGING GROWTH
Value at beginning of period                            10.00
Value at end of period                                   7.55
Number of accumulation units outstanding at end        (0.01)
of period

------------------------------------------------- ------------






                                   Appendix A
                       Condensed Financial Information Selected Data for Accumulation Units
                       Outstanding Throughout Each Period For The Periods Ended December 31,


------------------------------------------------- ------------ ------------ ------------ -------------

INVESTMENT DIVISION  (0.55)                              2000         1999         1998          1997

-------------------------------------------------                                        -------------
                                                  ------------ ------------ ------------

MAXIM MONEY
MARKET
Value at beginning of period                            11.41        10.95       $10.47        $10.00
Value at end of period Value                            12.04        11.41       $10.95        $10.47
Number of accumulation units outstanding at end    620,762.79   708,987.52   719,236.73    875,612.10
of period

------------------------------------------------- ------------ ------------ ------------ -------------

MAXIM
BOND
Value at beginning of period                            11.03        11.12       $10.48        $10.00
Value at end of period                                  11.80        11.03       $11.12        $10.48
Number of accumulation units outstanding at end     89,447.06    88,672.41     7,489.11      3,958.65
of period

------------------------------------------------- ------------ ------------ ------------ -------------

MAXIM STOCK
INDEX
Value at beginning of period                            19.74        16.58       $13.15        $10.00
Value at end of period                                  18.08        19.74       $16.58        $13.15
Number of accumulation units outstanding at end    656,870.48   610,676.95   106,369.29     94,900.40
of period

------------------------------------------------- ------------ ------------ ------------ -------------

MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                            11.30        11.33        10.62        $10.00
Value at end of period                                  12.42        11.30        11.33        $10.62
Number of accumulation units outstanding at end     20,389.60    19,724.89    13,389.95      3,531.32
of period

------------------------------------------------- ------------ ------------ ------------ -------------

MAXIM ARIEL MID-CAP
VALUE
Value at beginning of period                            14.90        14.94       $11.23        $10.00
Value at end of period                                  17.59        14.90       $14.94        $11.23
Number of accumulation units outstanding at end     53,330.80    58,898.13    39,615.48     34,374.34
of period

------------------------------------------------- ------------ ------------ ------------ -------------

MAXIM INDEX
600
Value at beginning of period                            13.10        11.78       $12.03        $10.00
Value at end of period                                  14.36        13.10       $11.78        $12.03
Number of accumulation units outstanding at end     23,270.47    22,323.57    22,273.21     20,427.36
of period

------------------------------------------------- ------------ ------------ ------------ -------------

MAXIM TEMPLETON  INTERNATIONAL
EQUITY
Value at beginning of period                            12.38         9.58       $10.14        $10.00
Value at end of period                                  12.51        12.38        $9.58        $10.14
Number of accumulation units outstanding at end     61,199.98    57,822.77    32,162.34     39,222.20
of period

------------------------------------------------- ------------ ------------ ------------ -------------
------------------------------------------------- ------------ ------------ ------------ -------------

FIDELITY VIP
GROWTH
Value at beginning of period                            23.29        17.04       $12.28        $10.00
Value at end of period                                  20.62        23.29       $17.04        $12.28
Number of accumulation units outstanding at end    272,931.05   279,463.28   157,481.96    157,223.90
of period

------------------------------------------------- ------------ ------------ ------------ -------------





                                   Appendix A
                       Condensed Financial Information Selected Data for Accumulation Units
                       Outstanding Throughout Each Period For The Periods Ended December 31,


------------------------------------------------- ------------ ------------- ------------- -----------

INVESTMENT DIVISION  (0.55)                              2000          1999          1998        1997

-------------------------------------------------                                          -----------
------------------------------------------------- ------------ ------------- ------------ ------------

MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                            14.27         13.88       $12.81       $10.00
Value at end of period                                  16.02         14.27       $13.88       $12.81
Number of accumulation units outstanding at end    103,224.91    132,978.09   119,756.04   136.599.23
of period

------------------------------------------------- ------------ ------------- ------------ ------------
------------------------------------------------- ------------ ------------- ------------ ------------

MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period                            12.83         13.69       $12.72       $10.00
Value at end of period                                  16.16         12.83       $13.69       $12.72
Number of accumulation units outstanding at end     12,922.77      7,616.79     4,136.54     5,933.43
of period

------------------------------------------------- ------------ ------------- ------------ ------------
------------------------------------------------- ------------ ------------- ------------ ------------

MAXIM LOOMIS-SAYLES CORPORATE BOND
Value at beginning of period                            12.03         11/53       $11.21       $10.00
Value at end of period                                  12.51         12.03       $11.53       $11.21
Number of accumulation units outstanding at end     12,457.72     11,524.60    10,107.63    10,505.76
of period

------------------------------------------------- ------------ ------------- ------------ ------------
------------------------------------------------- ------------ ------------- ------------ ------------

MAXIM INVESCO
ADR
Value at beginning of period                            14.96         12.26       $11.15       $10.00
Value at end of period                                  13.37         14.96       $12.26       $11.15
Number of accumulation units outstanding at end     25,346.90     29,709.85    29,294.88    34,886.43
of period

------------------------------------------------- ------------ ------------- ------------ ------------
------------------------------------------------- ------------ ------------- ------------ ------------

MAXIM INVESCO SMALL-CAP GROWTH
Value at beginning of period                            24.83         13.81       $11.80       $10.00
Value at end of period                                  21.63         24.83       $13.81       $11.80
Number of accumulation units outstanding at end    128,855.07    117,175.80    85,293.71   110,005.54
of period

------------------------------------------------- ------------ ------------- ------------ ------------
------------------------------------------------- ------------ ------------- ------------ ------------

MAXIM INVESCO
BALANCED
Value at beginning of period                            17.13         14.76       $12.53       $10.00
Value at end of period                                  16.70         17.13       $14.76       $12.53
Number of accumulation units outstanding at end    122,653.19     90,591.72    13,049.81    14,831.94
of period

------------------------------------------------- ------------ ------------- ------------ ------------
------------------------------------------------- ------------ ------------- ------------ ------------

MAXIM VALUE
INDEX
Value at beginning of period                            13.67         12.34       $10.84       $10.00
Value at end of period                                  14.33         13.67       $12.34       $10.84
Number of accumulation units outstanding at end     13,276.71     13,235.05     8,915.02
of period

------------------------------------------------- ------------ ------------- ------------ ------------
------------------------------------------------- ------------ ------------- ------------ ------------

MAXIM GROWTH
INDEX
Value at beginning of period                            18.03         14.29       $10.46       $10.00
Value at end of period                                  13.92         18.03       $14.29       $10.46
Number of accumulation units outstanding at end     35,984.89     43,961.50     6,496.27     1,592.27
of period

------------------------------------------------- ------------ ------------- ------------ ------------

MAXIM LOOMIS-SAYLES SMALL-CAP VALUE
Value at beginning of period                             9.65          9.74       $10.03       $10.00
Value at end of period                                  11.88          9.65        $9.74       $10.03
Number of accumulation units outstanding at end     16,730.71      8,763.18     5,260.61     1,448.50
of period

------------------------------------------------- ------------ ------------- ------------ ------------





                                   Appendix A
                       Condensed Financial Information Selected Data for Accumulation Units
                       Outstanding Throughout Each Period For The Periods Ended December 31,


------------------------------------------------- ------------ ------------- ------------ ------------

INVESTMENT DIVISION  (0.55)                              2000          1999         1998         1997

-------------------------------------------------
------------------------------------------------- ------------ ------------- ------------ ------------

MAXIM FOUNDERS GROWTH & INCOME
Value at beginning of period                            14.05         12/29       $10.48       $10.00
Value at end of period                                  11.23         14.05       $12.28       $10.48
Number of accumulation units outstanding at end     21,679.15     21,762.04     5,053.76     1,908.53
of period

------------------------------------------------- ------------ ------------- ------------ ------------
------------------------------------------------- ------------ ------------- ------------ ------------

MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                            15.56         12.56       $10.33       $10.00
Value at end of period                                  16.62         15.56       $12.56       $10.33
Number of accumulation units outstanding at end     23,285.28     13,098.81     3,908.23     1,741.25
of period

------------------------------------------------- ------------ ------------- ------------ ------------
------------------------------------------------- ------------ ------------ ------------ --------------

MAXIM MODERATELY AGGRESSIVE PROFILE
Value at beginning of period                            14.06        11.58       $10.35         $10.00
Value at end of period                                  13.37        14.06       $11.58         $10.35
Number of accumulation units outstanding at end      9,336.00     9,781.57     4,302.17       2,109.96
of period

------------------------------------------------- ------------ ------------ ------------ --------------
------------------------------------------------- ------------ ------------ ------------ --------------

MAXIM MODERATE
PROFILE
Value at beginning of period                            13.14        11.35       $10.24         $10.00
Value at end of period                                  12.89        13.14       $11.35         $10.24
Number of accumulation units outstanding at end      8,601.84     6,109.16     2,619.56       2,249.51
of period

------------------------------------------------- ------------ ------------ ------------ --------------
------------------------------------------------- ------------ ------------ ------------ --------------

MAXIM MODERATELY CONSERVATIVE
PROFILE
Value at beginning of period                            12.01        11.15       $10.21         $10.00
Value at end of period                                  11.88        12.01       $11.15         $10.21
Number of accumulation units outstanding at end      5,105.21     2,199.42
of period

------------------------------------------------- ------------ ------------ ------------ --------------
------------------------------------------------- ------------ ------------ ------------ --------------

MAXIM CONSERVATIVE PROFILE
Value at beginning of period                            11.61        11.14       $10.34         $10.00
Value at end of period                                  12.23        11.61       $11.14         $10.34
Number of accumulation units outstanding at end      3,983.71     1,880.81       104.91
of period

------------------------------------------------- ------------ ------------ ------------ --------------
------------------------------------------------- ------------ ------------ ------------ --------------

MAXIM AGGRESSIVE
PROFILE
Value at beginning of period                            14.28        11.79       $10.31
                                                                                         $10.00
Value at end of period                                  13.23        14.28       $11.79
                                                                                         $10.31
Number of accumulation units outstanding at end     24,789.73    25,571.23     3,713.98
of period                                                                                594.16

------------------------------------------------- ------------ ------------ ------------ --------------
------------------------------------------------- ------------ ------------ ------------ --------------

FIDELITY VIP II
CONTRAFUND
Value at beginning of period                            14.46        11.70       $10.00
Value at end of period                                  13.43        14.46       $11.70
Number of accumulation units outstanding at end     18,743.50    24,132.61
of period

------------------------------------------------- ------------ ------------ ------------






                                   Appendix A
                       Condensed Financial Information Selected Data for Accumulation Units
                       Outstanding Throughout Each Period For The Periods Ended December 31,














----------------------------------------------------- ------------ ------------

INVESTMENT DIVISION (0.55)                                   2000         1999

----------------------------------------------------- ------------ ------------

AIM BLUE CHIP FUND
Value at beginning of period                                10.00
Value at end of period                                       8.58
Number of accumulation units outstanding at end of       5,048.31
period

----------------------------------------------------- ------------ ------------

ALGER AMERICAN BALANCED
Value at beginning of period                                11.39        10.00
Value at end of period                                      11.01        11.39
Number of accumulation units outstanding at end of       5,064.04     3,334.40
period

----------------------------------------------------- ------------ ------------

ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period                                12.21        10.00
Value at end of period                                      13.26        12.21
Number of accumulation units outstanding at end of      50,676.45     2,819.93
period

----------------------------------------------------- ------------ ------------

PIONEER EQUITY-INCOME VCT
Value at beginning of period                                 9.74        10.00
Value at end of period                                      11.10         9.74
Number of accumulation units outstanding at end of       5,138.56       270.05
period

----------------------------------------------------- ------------ ------------

AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                                10.00
Value at end of period                                      11.87
Number of accumulation units outstanding at end of           7.61
period

----------------------------------------------------- ------------ ------------

RS EMERGING GROWTH
Value at beginning of period                                10.00
Value at end of period                                       7.56
Number of accumulation units outstanding at end of       2,705.56
period

----------------------------------------------------- ------------ ------------

ARTISAN INTERNATIONAL
Value at beginning of period                                10.00
Value at end of period                                       8.51
Number of accumulation units outstanding at end of       1,005.81
period

----------------------------------------------------- ------------ ------------






                                   Appendix A
                       Condensed Financial Information Selected Data for Accumulation Units
                       Outstanding Throughout Each Period For The Periods Ended December 31,


-------------------------------------------------- ----------- -----------

INVESTMENT DIVISION (0.55)                               2000        1999

-------------------------------------------------- ----------- -----------

INVESCO DYNAMICS
Value at beginning of period                            10.00
Value at end of period                                   8.49
Number of accumulation units outstanding at end     17,153.05
of period

-------------------------------------------------- ----------- -----------

JANUS TWENTY
Value at beginning of period                            10.00
Value at end of period                                   7.03
Number of accumulation units at end of period       40,607.78

-------------------------------------------------- ----------- -----------

JANUS WORLDWIDE
Value at beginning of period                            10.00
Value at end of period                                   7.99
Number of accumulation units outstanding at end     33,577.02
of period

-------------------------------------------------- ----------- -----------

MAXIM BOND INDEX
Value at beginning of period                            10.00       10.00
Value at end of period                                  11.08       10.01
Number of accumulation units outstanding at end         38.77        0.50
of period

-------------------------------------------------- ----------- -----------







                                   Appendix A
                       Condensed Financial Information Selected Data for Accumulation Units
                       Outstanding Throughout Each Period For The Periods Ended December 31,


------------------------------------------------- ------------ ------------ ------------

INVESTMENT DIVISION  (0.00)                              2000         1999         1998

-------------------------------------------------
                                                  ------------ ------------ ------------

MAXIM MONEY
MARKET
Value at beginning of period                            10.78        10.28       $10.00
Value at end of period Value                            11.43        10.78       $10.28
Number of accumulation units outstanding at end     28,693.39    64,181.93    80,123.80
of period

------------------------------------------------- ------------ ------------ ------------

MAXIM
BOND
Value at beginning of period                            10.31        10.34       $10.00
Value at end of period                                  11.09        10.31       $10.34
Number of accumulation units outstanding at end     22,907.88    32,935.95    19,021.64
of period

------------------------------------------------- ------------ ------------ ------------

MAXIM STOCK
INDEX
Value at beginning of period                            13.28        11.09       $10.00
Value at end of period                                  12.23        13.28       $11.09
Number of accumulation units outstanding at end    554,803.94   560,272.75   444,254.02
of period

------------------------------------------------- ------------ ------------ ------------

MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                            10.46        10.43       $10.00
Value at end of period                                  11.57        10.46       $10.43
Number of accumulation units outstanding at end     51,242.81    55,109.13     6,374.10
of period

------------------------------------------------- ------------ ------------ ------------

MAXIM ARIEL MID-CAP
VALUE
Value at beginning of period                            12.09        12.06       $10.00
Value at end of period                                  14.35        12.09       $12.06
Number of accumulation units outstanding at end     43,484.08    58,732.02    39,226.80
of period

------------------------------------------------- ------------ ------------ ------------

MAXIM INDEX
600
Value at beginning of period                            10.61         9.48       $10.00
Value at end of period                                  11.70        10.61        $9.48
Number of accumulation units outstanding at end     13,796.44    14,500.50    11,591.13
of period

------------------------------------------------- ------------ ------------ ------------

MAXIM TEMPLETON INTERNATIONAL
EQUITY
Value at beginning of period                            11.35         8.73       $10.00
Value at end of period                                  11.53        11.35        $8.73
Number of accumulation units outstanding at end     37,034.10    31,627.04    28,867.69
of period

------------------------------------------------- ------------ ------------ ------------
------------------------------------------------- ------------ ------------ ------------

FIDELITY VIP
GROWTH
Value at beginning of period                            16.74        12.18       $10.00
Value at end of period                                  14.90        16.74       $12.18
Number of accumulation units outstanding at end     71,676.33    82,726.28    56,691.14
of period

------------------------------------------------- ------------ ------------ ------------
------------------------------------------------- ------------ ------------ ------------

MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                            10.51        10.17       $10.00
Value at end of period                                  11.87        10.51       $10.17
Number of accumulation units outstanding at end     75,115.23   104,951.02   114,503.07
of period

------------------------------------------------- ------------ ------------ ------------





                                   Appendix A
                       Condensed Financial Information Selected Data for Accumulation Units
                       Outstanding Throughout Each Period For The Periods Ended December 31,


------------------------------------------------- ------------ ------------ ------------

INVESTMENT DIVISION  (0.00)                              2000         1999         1998

-------------------------------------------------
------------------------------------------------- ------------ ------------ ------------

MAXIM ARIEL SMALL-CAP
VALUE
Value at beginning of period                            10.24        10.87       $10.00
Value at end of period                                  12.97        10.24       $10.87
Number of accumulation units outstanding at end    431,552.88   257,904.70   117,016.71
of period

------------------------------------------------- ------------ ------------ ------------
------------------------------------------------- ------------ ------------ ------------

MAXIM LOOMIS-SAYLES CORPORATE BOND
Value at beginning of period                            10.79        10.29       $10.00
Value at end of period                                  11.28        10.79       $10.29
Number of accumulation units outstanding at end     76,001.05    69,826.06    49,103.31
of period

------------------------------------------------- ------------ ------------ ------------
------------------------------------------------- ------------ ------------ ------------

MAXIM INVESCO
ADR
Value at beginning of period                            11.96         9.75       $10.00
Value at end of period                                  10.74        11.96        $9.75
Number of accumulation units outstanding at end     12,896.48    10,506.29     5,065.09
of period

------------------------------------------------- ------------ ------------ ------------
------------------------------------------------- ------------ ------------ ------------

MAXIM INVESCO SMALL-CAP GROWTH
Value at beginning of period                            19.96        11.04       $10.00
Value at end of period                                  17.49        19.96       $11.04
Number of accumulation units outstanding at end     38,509.61    41,361.84    31,102.91
of period

------------------------------------------------- ------------ ------------ ------------
------------------------------------------------- ------------ ------------ ------------

MAXIM INVESCO
BALANCED
Value at beginning of period                            13.82        11.84       $10.00
Value at end of period                                  13.55        13.82       $11.84
Number of accumulation units outstanding at end    620,702.16   457,632.00   206,749.57
of period

------------------------------------------------- ------------ ------------ ------------
------------------------------------------------- ------------ ------------ ------------

MAXIM VALUE
INDEX
Value at beginning of period                            11.42        10.26       $10.00
Value at end of period                                  12.03        11.42       $10.26
Number of accumulation units outstanding at end     10,439.22     7,980.97     2,711.68
of period

------------------------------------------------- ------------ ------------ ------------
------------------------------------------------- ------------ ------------ ------------

MAXIM GROWTH
INDEX
Value at beginning of period                            15.06        11.87       $10.00
Value at end of period                                  11.70        15.06       $11.87
Number of accumulation units outstanding at end      8,360.45     7,108.09       602.66
of period

------------------------------------------------- ------------ ------------ ------------

MAXIM LOOMIS-SAYLES SMALL-CAP VALUE
Value at beginning of period                             9.53         9.58       $10.00
Value at end of period                                  11.80         9.53        $9.58
Number of accumulation units outstanding at end      1,778.21     2,176.29     9,120.17
of period

------------------------------------------------- ------------ ------------ ------------
------------------------------------------------- ------------ ------------ ------------

MAXIM FOUNDERS GROWTH & INCOME
Value at beginning of period                            12.08        10.50       $10.00
Value at end of period                                   9.71        12.08       $10.50
Number of accumulation units outstanding at end      2,512.18     3,248.53     1,779.20
of period

------------------------------------------------- ------------ ------------ ------------
------------------------------------------------- ------------ ------------ ------------

MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                            15.30        12.28       $10.00
Value at end of period                                  16.42        15.30       $12.28
Number of accumulation units outstanding at end    790,764.55   450,551.56   176,746.72
of period

------------------------------------------------- ------------ ------------ ------------
------------------------------------------------- ------------ ------------- -----------

MAXIM AGGRESSIVE
PROFILE
Value at beginning of period                            14.01         11.50      $10.00
Value at end of period                                  13.05         14.01      $11.50
Number of accumulation units outstanding at end   1,524,725.90   980,948.29  411,766.69
of period

------------------------------------------------- ------------ ------------- -----------





                                   Appendix A
                       Condensed Financial Information Selected Data for Accumulation Units
                       Outstanding Throughout Each Period For The Periods Ended December 31,


------------------------------------------------- ------------ ------------ ------------

INVESTMENT DIVISION  (0.00)                              2000         1999         1998

-------------------------------------------------
------------------------------------------------- ------------ ------------ ------------

MAXIM MODERATELY AGGRESSIVE PROFILE

Value at beginning of period                            13.73        11.25       $10.00
Value at end of period                                  13.13        13.73       $11.25
Number of accumulation units outstanding at end   2,956,697.36 1,804,051.78  697,144.75
of period

------------------------------------------------- ------------ ------------ ------------
------------------------------------------------- ------------ ------------ ------------

MAXIM MODERATE
PROFILE
Value at beginning of period                            12.96        11.13       $10.00
Value at end of period                                  12.78        12.96       $11.13
Number of accumulation units outstanding at end   1,899,302.27 1,219,880.72  419,765.72
of period

------------------------------------------------- ------------ ------------ ------------
------------------------------------------------- ------------ ------------ ------------

MAXIM MODERATELY CONSERVATIVE
PROFILE
Value at beginning of period                            11.87        10.95       $10.00
Value at end of period                                  11.80        11.87       $10.95
Number of accumulation units outstanding at end    669,293.04   443,954.25   177,087.47
of period

------------------------------------------------- ------------ ------------ ------------
------------------------------------------------- ------------ ------------ ------------

MAXIM CONSERVATIVE PROFILE
Value at beginning of period                            11.33        10.80       $10.00
Value at end of period                                  11.99        11.33       $10.80
Number of accumulation units outstanding at end    820,263.26   704,508.34   542,021.82
of period

------------------------------------------------- ------------ ------------ ------------
------------------------------------------------- ------------ ------------ ------------

FIDELITY VIP II
CONTRAFUND
Value at beginning of period                            14.55        11.71       $10.00
Value at end of period                                  13.59        14.55       $11.71
Number of accumulation units outstanding at end        591.75     1,704.69       -
of period

------------------------------------------------- ------------ ------------ ------------
-------------------------------------------------                           ------------

ALGER AMERICAN BALANCED
Value at beginning of period                            11.41        10.00
Value at end of period                                  11.09        11.41
Number of accumulation units outstanding at end           ---          ---
of period

------------------------------------------------- ------------ ------------
------------------------------------------------- ------------ ------------

AIM BLUE CHIP FUND
Value at beginning of period                            10.00
Value at end of period                                   8.61
Number of accumulation units outstanding at end         29.74
of period

------------------------------------------------- ------------





                                   Appendix A
                       Condensed Financial Information Selected Data for Accumulation Units
                       Outstanding Throughout Each Period For The Periods Ended December 31,


------------------------------------------------- ------------ ------------

INVESTMENT DIVISION  (0.00)                              2000         1999

-------------------------------------------------

ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period                            12.24        10.00
Value at end of period                                  13.36        12.24
Number of accumulation units outstanding at end      6,106.52     4,468.96
of period

------------------------------------------------- ------------ ------------

PIONEER EQUITY-INCOME VCT
Value at beginning of period                             9.76        10.00
Value at end of period                                  11.21         9.76
Number of accumulation units outstanding at end           ---          ---
of period

------------------------------------------------- ------------ ------------

AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                            10.00
Value at end of period                                  11.91
Number of accumulation units outstanding at end           ---
of period

------------------------------------------------- ------------ ------------

RS EMERGING GROWTH
Value at beginning of period                            10.00
Value at end of period                                   7.58
Number of accumulation units outstanding at end      2,705.97
of period

------------------------------------------------- ------------ ------------

ARTISAN INTERNATIONAL
Value at beginning of period                            10.00
Value at end of period                                   8.54
Number of accumulation units outstanding at end         15.37
of period

------------------------------------------------- ------------ ------------

INVESCO DYNAMICS
Value at beginning of period                            10.00
Value at end of period                                   8.51
Number of accumulation units outstanding at end         13.77
of period

------------------------------------------------- ------------ ------------

JANUS TWENTY
Value at beginning of period                            10.00
Value at end of period                                   7.05
Number of accumulation units at end of period           74.13

------------------------------------------------- ------------ ------------

JANUS WORLDWIDE
Value at beginning of period                            10.00
Value at end of period                                   8.02
Number of accumulation units outstanding at end         68.81
of period

------------------------------------------------- ------------ ------------

MAXIM BOND INDEX
Value at beginning of period                            10.03        10.00
Value at end of period                                  11.16        10.03
Number of accumulation units outstanding at end           ---          ---
of period

------------------------------------------------- ------------ ------------





              APPENDIX B - CALCULATION OF THE NET INVESTMENT FACTOR



     The Net Investment Factor for each Variable Sub-Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

          (i) the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period, plus

          (ii)the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

          (iii) a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Variable Sub-Account; and

(b) is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period, minus or plus

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. Such amount is equal to 1.25%, 0.95%, 0.75%, 0.65%, 0.55%, or 0.00%, depending upon the Group Policyholder's Contract.

         The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

         The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflect the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                           FUTUREFUNDS SERIES ACCOUNT

                Group Flexible Premium Variable Annuity Contracts


                                    issued by


                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road

                        Greenwood Village, Colorado 80111
                        Telephone: (800) 701-8255 (U.S.)
                       (303) 737-4538 (Greenwood Village)






                       STATEMENT OF ADDITIONAL INFORMATION






         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2001, which is available without charge by contacting Great-West Life & Annuity Insurance Company ("GWL&A") at the above address or at the above telephone number.





                                   May 1, 2001

                                TABLE OF CONTENTS


                                                                      Page

CUSTODIAN AND INDEPENDENT AUDITORS.....................................B-3
UNDERWRITER............................................................B-3
CALCULATION OF PERFORMANCE DATA........................................B-3
FINANCIAL STATEMENTS...................................................B-5

                       CUSTODIAN AND INDEPENDENT AUDITORS

A.       Custodian
         ---------

The assets of FutureFunds Series Account (the "Series Account") are held by Great-West Life & Annuity Insurance Company ("GWL&A"). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the Eligible Funds. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to The Great-West Life Assurance Company ("Great-West") in the amount of $50 million (Canadian) per occurrence, which covers all officers and employees of GWL&A.

B.       Independent Auditors
         --------------------

The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202-3942.


The consolidated financial statements of GWL&A as of December 31, 2000 and 1999 and each of the three years in the period ended December 31, 2000, as well as the financial statements of the Series Account for the years ended December 31, 2000 and 1999, which are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing herein and are included in reliance upon such reports given upon such firm as experts in accounting and auditing.


                                   UNDERWRITER


The offering of the Contracts is made on a continuous basis by BenefitsCorp Equities, Inc. ("BCE"), a wholly owned subsidiary of GWL&A. BCE received commissions paid by GWL&A in the amount of $224,330 for 2000, $207,833 for 1999 and $159,850 for 1998.


                         CALCULATION OF PERFORMANCE DATA

A. Yield and Effective Yield Quotations for the Money Market Investment Division


The yield quotation for the Money Market Investment Division set forth in the Prospectus is for the seven-day period ended December 31, 2000 and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

The effective yield quotation for the Money Market Investment Division set forth in the Prospectus is for the seven-day period ended December 31, 2000and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

        EFFECTIVE YIELD = [(BASE PERIOD RETURN +1) 365/7]-1.

For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money Market Investment Division's mean account size. The specific percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. (See Administrative Charges, Risk Charges and Other Deductions in the Prospectus.) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Investment Division's underlying Eligible Fund are excluded from the calculation of yield.


B. Total Return Quotations for All Investment Divisions


The total return quotations for all Investment Divisions set forth in the Prospectus are average annual total return quotations for the one, five and ten year periods ended December 31, 2000, or since inception if the Investment Division has not been in existence for at least the above listed period of time. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


P(1+T)n = ERV

         Where:   P =              a hypothetical initial payment of $1,000

                  T =              average annual total return


                  n =              number of years


                  ERV =    ending redeemable value of a hypothetical $1,000
payment made at the beginning of the particular period at the end of the particular period


For purposes of the total return quotations for these Investment Divisions, the calculations take into effect all fees that are charged to the Participant Annuity Account Value, and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size. The calculations also assume a complete redemption as of the end of the particular period and the maximum applicable contingent deferred sales charge.

     In addition to standardized performance, "non-standardized performance" data is also provided. Unlike standardized performance, non-standardized performance reflects average annual total return for periods prior to the inception of the Investment Division. This is possible in cases where the underlying Eligible Fund in which the Investment Division invests was created before the Investment Division's inception date. Consequently, the underlying Eligible Fund established a performance track record even before the Investment Division was created. In the case of an Investment Division that was recently created, there will be no standardized performance to show because the Investment Division will have been in existence for less than one full year. In these cases, only non-standardized performance is provided if the underlying Eligible Fund in which such an Investment Division invests was in existence prior to the Investment Division's inception date. Both standardized performance and non-standardized performance utilize the same calculation method which reflects deductions for the highest level of recurring charges under the Contract. However, non-standardized performance may be shown with and without the effect of any Contingent Deferred Sales Charges imposed upon a total withdrawal of your interest in the Group Contract.



                              FINANCIAL STATEMENTS

         The consolidated financial statements of GWL&A as contained herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

                          FUTUREFUNDS SERIES ACCOUNT OF
                            GREAT-WEST LIFE & ANNUITY
                                INSURANCE COMPANY


                    FINANCIAL STATEMENTS FOR THE YEARS ENDED

                         DECEMBER 31, 2000, 999AND 1998

                        AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Contract Owners of
         FutureFunds Series Account of
         Great-West Life & Annuity Insurance Company

We have audited the accompanying statement of assets and liabilities of FutureFunds Series Account of Great-West Life & Annuity Insurance Company (the "Series Account") as of December 31, 2000, and the related statements of operations for the year then ended, by investment division, and the statements of changes in net assets for each of the two years in the period then ended, by investment division. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FutureFunds Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2000, the results of its operations for the year then ended, by investment division, and the changes in its net assets for each of the two years in the period then ended, by investment division, in conformity with accounting principles generally accepted in the United States of America.




DELOITTE & TOUCHE LLP

February 26, 2001

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

--------------------------------------------------------------------------------------------------------------------------------

ASSETS

                                                                              Shares              Cost                Value
Investment in underlying affiliated funds:
Maxim Series Inc.                   Aggressive Profile                        24,743,311         28,096,562          27,032,242
Maxim Series Inc.                   Ariel MidCap Value                        32,239,285    $    52,142,552    $     55,579,956
Maxim Series Inc.                   Ariel Small-Cap Value                     11,602,767          9,907,068          10,874,403
Maxim Series Inc.                   Bond                                      36,803,374         43,803,853          42,315,852
Maxim Series Inc.                   Bond Index                                   651,774            837,081             838,463
Maxim Series Inc.                   Conservative Profile                      17,062,187         17,638,024          17,269,080
Maxim Series Inc.                   Founders Growth & Income                   3,901,460          4,455,017           3,662,868
Maxim Series Inc.                   Growth Index                              11,516,025         29,935,265          22,353,311
Maxim Series Inc.                   Index 600                                 19,884,600         15,607,432          15,246,787
Maxim Series Inc.                   INVESCO Balanced                         106,643,534        150,702,557         133,927,390
Maxim Series Inc.                   INVESCO (ADR)                             7,128,472         11,928,082          11,431,222
Maxim Series Inc.                   INVESCO Small Cap Growth                  34,565,410         84,720,261          75,262,257
Maxim Series Inc.                   Loomis Sayles Corporate Bond              18,881,001         21,362,995          19,377,235
Maxim Series Inc.                   Loomis Sayles Small-Cap Value              2,248,740          3,212,298           3,588,903
Maxim Series Inc.                   Moderate Profile                          35,977,512         39,015,681          37,464,756
Maxim Series Inc.                   Moderately Aggressive Profile             48,548,250         55,047,018          52,457,248
Maxim Series Inc.                   Moderately Conservative Profile           15,764,514         16,549,663          15,974,957
Maxim Series Inc.                   Money Market                              94,045,153         94,092,919          94,092,919
Maxim Series Inc.                   Stock Index                              183,443,486        541,232,847         616,013,811
Maxim Series Inc.                   T Rowe Price Equity/Income                49,374,749         85,456,240          82,160,885
Maxim Series Inc.                   T. Rowe Price MidCap Growth               17,010,312         25,378,263          26,565,206
Maxim Series Inc.                   Templeton International Equity            34,488,135         46,494,323          42,292,173
Maxim Series Inc.                   US Government Securities                  37,411,923         40,513,861          40,646,423
Maxim Series Inc.                   Value Index                                5,189,890          9,480,801           8,535,976

Investments in Underlying Funds
Aim Equity Funds Inc                Blue Chip Fund-Class A                       181,915          3,138,562           2,866,988
Alger American Fund                 Balanced                                     494,856          7,537,736           6,814,172
Alger American Fund                 Mid-cap Growth                               504,621         17,055,750          15,451,487
American Century                    Equity Income                                 72,468            442,351             479,736
Investments
American Century VP Funds           VP Balanced                                    6,514             49,518              47,360
American Century VP Funds           VP Capital Appreciation                            -                  6                   6
Artisan Funds, Inc.                 International Fund                            66,690          1,617,808           1,460,503
Fidelity Investments                VIP Growth                                 3,821,074        164,092,777         166,789,877
Fidelity Investments                VIP II Asset Manager                               -                  6                   6
Fidelity Investments                VIP II Contrafund                            572,571         14,899,605          13,592,836
Franklin                            Small Cap Growth Fund I                           23                878                 905
INVESCO                             Dynamics                                     164,608          4,733,719           3,912,738
Janus Aspen Funds                   Worldwide Growth                             161,017          7,119,365           5,954,425
Janus Funds                         Fund                                              10                360                 339
Janus Funds                         Twenty                                       102,668          7,493,449           5,626,233
Janus Funds                         Worldwide                                     76,862          5,579,079           4,370,378
Pioneering Services Corp.           VCT Equity Income-Class II                    35,409            708,479             756,689
RS                                  Emerging Growth Fund-A                        64,194          3,722,786           2,825,177
Stein Roe Funds                     Balanced Variable Series                       6,058            102,102              99,041
                                                                                            ----------------   -----------------

Total Investments                                                                           $ 1,665,904,999       1,686,013,219
                                                                                            ================

Other assets and liabilities:
  Premiums due and accrued                                                                                            7,657,383
  Investment income due and accrued                                                                                      20,130
  Due to Great-West Life &  Annuity Insurance Company                                                                 (471,465)
  Other liabilities                                                                                                    (11,673)
                                                                                                               -----------------

NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL                                                          $  1,693,207,594
                                                                                                               =================

See notes to financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------

=================================================

                                                     Maxim           Maxim Ariel      Maxim Ariel
                                                   Aggressive          Mid-Cap         Small-Cap
                                                    Profile             Value            Value          Maxim Bond
                                                   Portfolio          Portfolio        Portfolio        Portfolio
                                                   Investment        Investment        Investment       Investment
                                                    Division          Division          Division         Division
                                                 --------------------------------------------------------------------

INVESTMENT INCOME                                $    1,356,958     $   3,030,876    $      550,519   $    2,781,737

EXPENSES - mortality and expense risks:                  68,448           555,510            41,643          479,042
                                                 --                 --               --               --
                                                   -------------      ------------     -------------    -------------

=================================================
=================================================
NET INVESTMENT INCOME (LOSS)                          1,288,510         2,475,366           508,876        2,302,695
                                                 ---------------    --------------   ---------------  ---------------

=================================================
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments                 192,345         (559,203)         (199,743)         (72,581)

Net change in unrealized appreciation
(depreciation) on investments                       (3,197,050)         5,726,690         1,786,109          378,946
                                                 --                 --               --               --
                                                   -------------      ------------     -------------    -------------

=================================================
=================================================
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                              (3,004,705)         5,167,487         1,586,366          306,365
                                                 ---------------    --------------   ---------------  ---------------

=================================================
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        $  (1,716,195)     $   7,642,853    $    2,095,242   $    2,609,060
                                                 ===============    ==============   ===============  ===============

=================================================


                                                                                      Maxim
                                                                    Maxim            Founders
                                                 Maxim Bond      Conservative        Growth &
                                                    Index          Profile            Income
                                                  Portfolio       Portfolio         Portfolio
                                                 Investment       Investment        Investment
                                                  Division         Division          Division
                                              ---------------------------------------------------

INVESTMENT INCOME                               $      23,268   $      934,614    $      218,624

EXPENSES - mortality and expense risks:                 2,901           80,087            46,417
                                                ---             ---               ---
                                                   -----------     ------------      ------------

==============================================
==============================================
NET INVESTMENT INCOME (LOSS)                           20,367          854,527           172,207
                                                --------------  ---------------   ---------------

==============================================
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments                 5,415        (177,552)           119,700

Net change in unrealized appreciation
(depreciation) on investments                           4,033          169,397       (1,197,986)
                                                ---             ---               ---
                                                   -----------     ------------      ------------

==============================================
==============================================
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                                  9,448          (8,155)       (1,078,286)
                                                --------------  ---------------   ---------------

==============================================
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                       $      29,815   $      846,372    $    (906,079)
                                                ==============  ===============   ===============

==============================================



See notes to financial statements                                                                                    (Continued)






FUTUREFUNDS SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------




                                                                                                      Maxim INVESCO
                                                                                     Maxim INVESCO        ADR
                                                     Maxim           Maxim Index        Balanced        Portfolio
                                                  Growth Index           600           Portfolio        Investment
                                                   Portfolio          Portfolio        Investment        Division
                                                   Investment        Investment         Division
                                                    Division          Division

                                                 ----------------------------------------------------------------------

INVESTMENT INCOME                                $    2,941,984     $   1,925,723    $   13,538,006   $    1,109,408

EXPENSES - mortality and expense risks:                 302,745           158,887         1,397,385          121,520
                                                 --                 --               --               --
                                                   -------------      ------------     -------------    -------------

=================================================
=================================================
NET INVESTMENT INCOME (LOSS)                          2,639,239         1,766,836        12,140,621          987,888
                                                 ---------------    --------------   ---------------  ---------------

=================================================
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments                 936,826       (1,273,803)         1,346,464          340,166

Net change in unrealized appreciation
(depreciation) on investments                      (10,320,684)           755,867      (17,334,922)      (2,753,093)
                                                 --                 --               --               --
                                                   -------------      ------------     -------------    -------------

=================================================
=================================================
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                              (9,383,858)         (517,936)      (15,988,458)      (2,412,927)
                                                 ---------------    --------------   ---------------  ---------------

=================================================
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        $  (6,744,619)     $   1,248,900    $  (3,847,837)   $  (1,425,039)
                                                 ===============    ==============   ===============  ===============


=================================================


FUTUREFUNDS SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000
---------------------------------------------------------------------------------------------



                                                                                   Maxim
                                                 Maxim            Maxim            Loomis
                                                INVESCO           Loomis           Sayles
                                               Small-Cap          Sayles         Small-Cap
                                                Growth          Corporate          Value
                                               Portfolio           Bond          Portfolio
                                               Investment       Portfolio        Investment
                                               Division         Investment        Division
                                                                 Division
                                          ---------------------------------------------------

INVESTMENT INCOME                           $    11,132,527   $    1,541,797    $    111,263

EXPENSES - mortality and expense risks:             950,047          214,210          26,898
                                            ---               ---               --
                                               -------------     ------------     -----------

==========================================
==========================================
NET INVESTMENT INCOME (LOSS)                     10,182,480        1,327,587          84,365
                                            ----------------  ---------------   -------------

==========================================
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments           9,792,373        (813,388)          83,892

Net change in unrealized appreciation
(depreciation) on investments                  (33,510,620)          146,238         370,880
                                            ---               ---               --
                                               -------------     ------------     -----------

==========================================
==========================================
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                         (23,718,247)        (667,150)         454,772
                                            ----------------  ---------------   -------------

==========================================
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                   $  (13,535,767)   $      660,437    $    539,137
                                            ================  ===============   =============


==========================================



See notes to financial statements                                                                             (Continued)







FUTUREFUNDS SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------------


                                                                        Maxim            Maxim
                                                     Maxim           Moderately        Moderately
                                                    Moderate         Aggressive       Conservative     Maxim Money
                                                    Profile            Profile          Profile           Market
                                                   Portfolio          Portfolio        Portfolio        Portfolio
                                                   Investment        Investment        Investment       Investment
                                                    Division          Division          Division         Division

                                                 ----------------------------------------------------------------------

INVESTMENT INCOME                                $    2,299,938     $   3,849,276    $      608,586   $    5,798,530

EXPENSES - mortality and expense risks:                 131,136           137,028            78,377        1,044,207
                                                 --                 --               --               --
                                                   -------------      ------------     -------------    -------------

=================================================
=================================================
NET INVESTMENT INCOME (LOSS)                          2,168,802         3,712,248           530,209        4,754,323
                                                 ---------------    --------------   ---------------  ---------------

=================================================
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments                 239,469           403,091            11,015          (6,837)

Net change in unrealized appreciation
(depreciation) on investments                       (3,082,307)       (6,387,130)         (685,400)            7,572
                                                 --                 --               --               --
                                                   -------------      ------------     -------------    -------------

=================================================
=================================================
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                              (2,842,838)       (5,984,039)         (674,385)              735
                                                 ---------------    --------------   ---------------  ---------------

=================================================
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        $    (674,036)     $ (2,271,791)    $    (144,176)   $    4,755,058
                                                 ===============    ==============   ===============  ===============


=================================================



FUTUREFUNDS SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

----------------------------------------------------------------------------------------------


                                                                                   Maxim T
                                                                Maxim T Rowe      Rowe Price
                                                               Price Equity/       Mid-Cap
                                               Maxim Stock         Income           Growth
                                                  Index          Portfolio        Portfolio
                                                Portfolio        Investment       Investment
                                               Investment         Division         Division
                                                Division
                                          ----------------------------------------------------

INVESTMENT INCOME                            $    64,021,280   $    8,848,405    $  2,099,697

EXPENSES - mortality and expense risks:            7,681,389          892,006         141,265
                                             ---               ---               --
                                                -------------     ------------     -----------

==========================================
==========================================
NET INVESTMENT INCOME (LOSS)                      56,339,891        7,956,399       1,958,432
                                             ----------------  ---------------   -------------

==========================================
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments           74,190,280            7,153         644,749

Net change in unrealized appreciation
(depreciation) on investments                   (192,599,129)        (93,173)      (1,334,047)
                                             ---               ---               --
                                                -------------     ------------     -----------

==========================================
==========================================
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                          (118,408,849)        (86,020)       (689,298)
                                             ----------------  ---------------   -------------

==========================================
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                    $  (62,068,958)   $    7,870,379    $  1,269,134
                                             ================  ===============   =============


==========================================



See notes to financial statements                                                                                (Continued)







FUTUREFUNDS SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------------------


                                                                           Maxim
                                                   Templeton          Maxim US
                                                 International       Government       Maxim Value
                                                     Equity          Securities          Index        AIM Blue Chip
                                                   Portfolio          Portfolio        Portfolio       Class A Fund
                                                   Investment        Investment        Investment       Investment
                                                    Division          Division          Division         Division
                                                 ---------------------------------------------------------------------

INVESTMENT INCOME                                $    8,908,606     $   2,498,766    $    1,160,348   $            -

EXPENSES - mortality and expense risks:                 510,501           464,945            85,536            7,096
                                                 --                 --               --               --
                                                   -------------      ------------     -------------    -------------

=================================================
=================================================
NET INVESTMENT INCOME (LOSS)                          8,398,105         2,033,821         1,074,812          (7,096)
                                                 ---------------    --------------   ---------------  ---------------

=================================================
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments               1,955,271         (292,762)         (267,120)          (2,383)

Net change in unrealized appreciation
(depreciation) on investments                      (10,064,871)         1,817,852         (472,381)        (271,574)
                                                 --                 --               --               --
                                                   -------------      ------------     -------------    -------------

=================================================
=================================================
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                              (8,109,600)         1,525,090         (739,501)        (273,957)
                                                 ---------------    --------------   ---------------  ---------------

=================================================
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        $      288,505     $   3,558,911    $      335,311   $    (281,053)
                                                 ===============    ==============   ===============  ===============





FUTUREFUNDS SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------



                                               Alger American                         Alger
                                               Mid-Cap Growth       American         American
                                                    Fund           Century VP        Balanced
                                                 Investment      Balanced Fund         Fund
                                                  Division         Investment       Investment
                                                                    Division         Division
                                             ---------------------------------------------------

INVESTMENT INCOME                              $     1,161,369   $        1,966    $    447,680

EXPENSES - mortality and expense risks:                121,710              576          63,997
                                               ---               ---               --
                                                  -------------     ------------     -----------

=============================================
=============================================
NET INVESTMENT INCOME (LOSS)                         1,039,659            1,390         383,683
                                               ----------------  ---------------   -------------

=============================================
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments                303,811            (138)          47,266

Net change in unrealized appreciation
(depreciation) on investments                      (1,848,165)          (3,077)       (819,904)
                                               ---               ---               --
                                                  -------------     ------------     -----------

=============================================
=============================================
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                             (1,544,354)          (3,215)       (772,638)
                                               ----------------  ---------------   -------------

=============================================
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                      $     (504,695)   $      (1,825)    $  (388,955)
                                               ================  ===============   =============



See notes to financial statements                                                                                     (Continued)





FUTUREFUNDS SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------

                                                American
                                               Century VP         American        American                           Fidelity
                                                Capital            Century         Century          Artisan         Investments
                                              Appreciation         Equity         Income &       International      VIP Growth
                                                  Fund           Income Fund     Growth Fund         Fund            Portfolio
                                               Investment        Investment      Investment       Investment        Investment
                                                Division          Division        Division         Division          Division
                                             ---------------------------------------------------------------------------------------

INVESTMENT INCOME                            $    1,194,605     $       3,660   $           -    $     171,927    $    19,814,266

EXPENSES - mortality and expense risks:             195,165               990               -            3,865          2,134,931
                                             --                 --              ---              ---              ---
                                               -------------      ------------     -----------      -----------      -------------

=============================================
=============================================
NET INVESTMENT INCOME (LOSS)                        999,440             2,670               -          168,062         17,679,335
                                             ---------------    --------------  --------------   --------------   ----------------

=============================================
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments          19,336,707             4,653               -         (78,843)         10,729,765

Net change in unrealized appreciation
(depreciation) on investments                  (15,741,211)            37,385               -        (157,305)       (51,668,765)
                                             --                 --              ---              ---              ---
                                               -------------      ------------     -----------      -----------      -------------

=============================================
=============================================
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                            3,595,496            42,038               -        (236,148)       (40,939,000)
                                             ---------------    --------------  --------------   --------------   ----------------

=============================================
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                    $    4,594,936     $      44,708   $           -    $    (68,086)    $  (23,259,665)
                                             ===============    ==============  ==============   ==============   ================

=============================================


FUTUREFUNDS SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

--------------------------------------------------------------------------------

                                                   Fidelity         Fidelity
                                                 Investments      Investments
                                                 VIP II Asset        VIP II
                                                   Manager         Contrafund
                                                  Portfolio        Portfolio
                                                  Investment       Investment
                                                   Division         Division
                                              ----------------------------------

INVESTMENT INCOME                               $    3,401,534   $    1,466,971

EXPENSES - mortality and expense risks:                150,138          153,604
                                                ---              ---
                                                   ------------     ------------

==============================================
==============================================
NET INVESTMENT INCOME (LOSS)                         3,251,396        1,313,367
                                                ---------------  ---------------

==============================================
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments              (333,851)           42,784

Net change in unrealized appreciation
(depreciation) on investments                      (3,379,471)      (2,438,521)
                                                ---              ---
                                                   ------------     ------------

==============================================
==============================================
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                             (3,713,322)      (2,395,737)
                                                ---------------  ---------------

==============================================
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                       $    (461,926)   $  (1,082,370)
                                                ===============  ===============

==============================================










See notes to financial statements                                                                                       (Continued)







FUTUREFUNDS SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------




                                                   Franklin                       Janus Aspen
                                                  Small Cap        INVESCO         Worldwide
                                                    Growth        Dynamics          Growth          Janus Fund       Janus Twenty
                                                  Portfolio       Portfolio        Portfolio        Portfolio         Portfolio
                                                  Investment     Investment       Investment        Investment        Investment
                                                   Division       Division         Division          Division          Division
                                                 -----------------------------------------------------------------------------------

INVESTMENT INCOME                                $          -   $      11,729    $     559,783    $           19    $      174,332

EXPENSES - mortality and expense risks:                     -          12,385           55,411                 -            17,992
                                                 --             ----             --               ----              ---
                                                   -----------      ----------     ------------       -----------      ------------

=================================================
=================================================
NET INVESTMENT INCOME (LOSS)                                -           (656)          504,372                19           156,340
                                                 -------------  --------------   --------------   ---------------   ---------------

=================================================
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments                     -       (166,168)          653,215                 -          (80,068)

Net change in unrealized appreciation
(depreciation) on investments                              27       (820,981)      (2,462,022)              (21)       (1,867,216)
                                                 --             ----             --               ----              ---
                                                   -----------      ----------     ------------       -----------      ------------

=================================================
=================================================
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                                     27       (987,149)      (1,808,807)              (21)       (1,947,284)
                                                 -------------  --------------   --------------   ---------------   ---------------

=================================================
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        $         27   $   (987,805)    $ (1,304,435)    $          (2)    $  (1,790,944)
                                                 =============  ==============   ==============   ===============   ===============


=================================================



FUTUREFUNDS SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

-----------------------------------------------------------------------------------


                                                                     Pioneering
                                                                      Services
                                                                     Corporation
                                                     Janus           VCT Equity
                                                   Worldwide          Portfolio
                                                   Portfolio       Income - Class
                                                   Investment       II Investment
                                                    Division          Division
                                              -------------------------------------

INVESTMENT INCOME                                $      470,772    $        31,338

EXPENSES - mortality and expense risks:                  13,575              4,269
                                                 ---               ----
                                                    ------------       ------------

==============================================
==============================================
NET INVESTMENT INCOME (LOSS)                            457,197             27,069
                                                 ---------------   ----------------

==============================================
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments                (18,230)            (5,690)

Net change in unrealized appreciation
(depreciation) on investments                       (1,208,701)             50,390
                                                 ---               ----
                                                    ------------       ------------

==============================================
==============================================
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                              (1,226,931)             44,700
                                                 ---------------   ----------------

==============================================
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        $    (769,734)    $        71,769
                                                 ===============   ================


==============================================








See notes to financial statements                                                                                       (Continued)





FUTUREFUNDS SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------




                                                                        SteinRoe
                                                    RS Emerging         Balanced
                                                  Growth Fund           Fund              Total
                                                   Investment        Investment        FutureFunds
                                                    Division          Division        Series Account
                                                 -----------------------------------------------------

INVESTMENT INCOME                                $       85,969     $       7,780    $    170,296,436

EXPENSES - mortality and expense risks:                   9,471               819          18,558,124
                                                 --                 --               --
                                                   -------------      ------------     ---------------

NET INVESTMENT INCOME (LOSS)                             76,498             6,961         151,738,312
                                                 ---------------    --------------   -----------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments                (60,570)             3,422         116,980,902

Net change in unrealized appreciation
(depreciation) on investments                         (897,609)          (12,550)       (355,378,500)
                                                 --                 --               --
                                                   -------------      ------------     ---------------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                                (958,179)           (9,128)       (238,397,598)
                                                 ---------------    --------------   -----------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        $    (881,681)     $     (2,167)    $   (86,659,286)
                                                 ===============    ==============   =================









See notes to financial statements                                                                                       (Continued)







FUTUREFUNDS SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

----------------------------------------------------------------------------------------------------------------


                                                       Maxim Aggressive Profile       Maxim Ariel Mid-Cap Value
                                                               Portfolio                      Portfolio
==================================================
                                                        Investment Division             Investment Division
                                                    -----------------------------   ----------------------------

                                                        2000            1999           2000            1999
                                                        ----            ----           ----            ----

FROM OPERATIONS:
Net investment income (loss)                      $     1,288,510  $   1,115,108  $   2,475,366  $    9,461,476
Net realized gain (loss) on investments                   192,345        162,340      (559,203)       3,165,933
Net change in unrealized appreciation
(depreciation)
on investments                                        (3,197,050)      1,692,738      5,726,690    (13,189,477)
                                                  ---------------- -------------- -------------- ---------------

==================================================
Increase (decrease) in net assets resulting from
operations                                            (1,716,195)      2,970,186      7,642,853       (562,068)
                                                  ---------------- -------------- -------------- ---------------

==================================================
FROM UNIT TRANSACTIONS (by category):
Purchase payments                                      10,663,030      8,790,577      4,145,094       4,910,945

Redemptions                                           (1,452,712)      (680,431)    (5,723,122)     (5,125,379)

Net transfers                                             468,385        373,647    (7,712,224)     (2,360,395)
                                                  ---------------- -------------- -------------- ---------------

==================================================
Increase (decrease) in net assets resulting from
unit transactions                                       9,678,703      8,483,793    (9,290,252)     (2,574,829)
                                                  ---------------- -------------- -------------- ---------------

==================================================
Due to/from GWLA                                                -              -              -               -

INCREASE (DECREASE) IN NET ASSETS                       7,962,508     11,453,979    (1,647,399)     (3,136,897)

NET ASSETS:
Beginning of year                                      19,110,750      7,656,771     57,346,551      60,483,448
                                                  ---------------- -------------- -------------- ---------------

==================================================
End of year                                       $    27,073,258  $  19,110,750  $  55,699,152  $   57,346,551
                                                  ================ ============== ============== ===============

==================================================


FUTUREFUNDS SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------


                                                    Maxim Ariel Small-Cap Value
                                                             Portfolio              Maxim Bond Portfolio
================================================
                                                      Investment Division           Investment Division
                                                   ---------------------------   ---------------------------

                                                      2000           1999           2000           1999
                                                      ----           ----           ----           ----

FROM OPERATIONS:
Net investment income (loss)                     $     508,876  $     676,068  $   2,302,695  $   2,334,389
Net realized gain (loss) on investments              (199,743)      (106,399)       (72,581)        335,495
Net change in unrealized appreciation
(depreciation)
on investments                                       1,786,109      (929,245)        378,946    (3,397,451)
                                                 -------------- -------------- -------------- --------------

================================================
Increase (decrease) in net assets resulting from
operations                                           2,095,242      (359,576)      2,609,060      (727,567)
                                                 -------------- -------------- -------------- --------------

================================================
FROM UNIT TRANSACTIONS (by category):
Purchase payments                                    2,290,626      2,216,496      2,008,305      2,576,711

Redemptions                                          (542,901)      (445,088)    (4,906,130)    (5,729,346)

Net transfers                                          999,139      (331,018)    (2,770,530)    (1,592,126)
                                                 -------------- -------------- -------------- --------------

================================================
Increase (decrease) in net assets resulting from
unit transactions                                    2,746,864      1,440,390    (5,668,355)    (4,744,761)
                                                 -------------- -------------- -------------- --------------

================================================
Due to/from GWLA                                             -              -              -              -

INCREASE (DECREASE) IN NET ASSETS                    4,842,106      1,080,814    (3,059,295)    (5,472,328)

NET ASSETS:
Beginning of year                                    6,038,454      4,957,640     45,455,613     50,927,941
                                                 -------------- -------------- -------------- --------------

================================================
End of year                                      $  10,880,560  $   6,038,454  $  42,396,318  $  45,455,613
                                                 ============== ============== ============== ==============

================================================




(1) The  Investment  Division  commenced  operations  on June  15,  2000 (2) The
Investment Division commenced operations on November 01, 2000 (3) The Investment
Division commenced operations on July 19, 2000

See notes to financial statements                                                                                    (Continued)









FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

----------------------------------------------------------------------------------------------------------------


                                                           Maxim Bond Index           Maxim Conservative Profile
                                                               Portfolio                      Portfolio
==================================================
                                                        Investment Division             Investment Division
                                                    -----------------------------   ----------------------------

                                                        2000            1999           2000            1999
                                                        ----            ----           ----            ----

FROM OPERATIONS:
Net investment income (loss)                      $        20,367  $       1,886  $     854,527  $      987,797
Net realized gain (loss) on investments                     5,415          (139)      (177,552)        (65,879)
Net change in unrealized appreciation
(depreciation)
on investments                                              4,033        (2,651)        169,397       (245,275)
                                                  ---------------- -------------- -------------- ---------------

==================================================
Increase (decrease) in net assets resulting from
operations                                                 29,815          (904)        846,372         676,643
                                                  ---------------- -------------- -------------- ---------------

==================================================
FROM UNIT TRANSACTIONS (by category):
Purchase payments                                          37,516          2,337      3,317,375       3,043,454

Redemptions                                              (63,290)              -    (1,886,858)     (1,529,521)

Net transfers                                             717,455        122,487    (1,961,081)       (617,893)
                                                  ---------------- -------------- -------------- ---------------

==================================================
Increase (decrease) in net assets resulting from
unit transactions                                         691,681        124,824      (530,564)         896,040
                                                  ---------------- -------------- -------------- ---------------

==================================================
Due to/from GWLA                                             (35)              -              -               -

INCREASE (DECREASE) IN NET ASSETS                         721,461        123,920        315,808       1,572,683

NET ASSETS:
Beginning of year                                         123,920              -     17,030,270      15,457,587
                                                  ---------------- -------------- -------------- ---------------

==================================================
End of year                                       $       845,381  $     123,920  $  17,346,078  $   17,030,270
                                                  ================ ============== ============== ===============

==================================================


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

--------------------------------------------------------------------------------------------------------


                                                  Maxim Founders Growth &        Maxim Growth Index
                                                     Income Portfolio                Portfolio
================================================
                                                  Investment Division           Investment Division
                                                --------------------------   ---------------------------

                                                  2000           1999           2000           1999
                                                  ----           ----           ----           ----

FROM OPERATIONS:
Net investment income (loss)                       172,207  $     176,849  $   2,639,239  $   1,253,879
Net realized gain (loss) on investments            119,700         68,789        936,826        822,087
Net change in unrealized appreciation
(depreciation)
on investments                                  1,197,986)        295,343    (10,320,684)     1,931,172
                                                ----------- -------------- -------------- --------------

================================================
Increase (decrease) in net assets resulting from
operations                                       (906,079)        540,981    (6,744,619)      4,007,138
                                                ----------- -------------- -------------- --------------

================================================
FROM UNIT TRANSACTIONS (by category):
Purchase payments                                  548,168        494,460      4,331,912      2,313,632

Redemptions                                      (430,905)      (394,314)    (2,598,444)    (1,090,071)

Net transfers                                      115,220        542,148      4,566,407      8,479,439
                                                ----------- -------------- -------------- --------------

================================================
Increase (decrease) in net assets resulting from
unit transactions                                  232,483        642,294      6,299,875      9,703,000
                                                ----------- -------------- -------------- --------------

================================================
Due to/from GWLA                                      (13)              -          (540)              -

INCREASE (DECREASE) IN NET ASSETS                (673,609)      1,183,275      (445,284)     13,710,138

NET ASSETS:
Beginning of year                                4,361,705      3,178,430     23,114,535      9,404,397
                                                ----------- -------------- -------------- --------------

================================================
End of year                                      3,688,096  $   4,361,705  $  22,669,251  $  23,114,535
                                                =========== ============== ============== ==============

================================================




(1) The  Investment  Division  commenced  operations  on June  15,  2000 (2) The
Investment Division commenced operations on November 01, 2000 (3) The Investment
Division commenced operations on July 19, 2000

See notes to financial statements
(Continued)








FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

---------------------------------------------------------------------------------------------------------------



                                                                                       Maxim INVESCO Balanced
                                                       Maxim Index 600 Portfolio              Portfolio
==================================================
                                                        Investment Division            Investment Division
                                                  ------------------------------- -----------------------------

                                                        2000            1999           2000           1999
                                                        ----            ----           ----           ----

FROM OPERATIONS:
Net investment income (loss)                      $     1,766,836  $   1,148,614  $  12,140,621  $  17,721,046
Net realized gain (loss) on investments               (1,273,803)    (3,530,744)      1,346,464      5,418,555
Net change in unrealized appreciation
(depreciation)
on investments                                            755,867      3,782,515    (17,334,922)   (8,530,178)
                                                  ---------------- -------------- -------------- --------------

==================================================
Increase (decrease) in net assets resulting from
operations                                              1,248,900      1,400,385    (3,847,837)     14,609,423
                                                  ---------------- -------------- -------------- --------------

==================================================
FROM UNIT TRANSACTIONS ( by category):
Purchase payments                                       1,255,818      1,416,166     10,433,422     10,904,162

Redemptions                                           (1,311,041)    (1,199,372)    (14,125,155)   (8,776,469)

Net transfers                                           (188,875)      (919,893)     29,253,032      7,551,395
                                                  ---------------- -------------- -------------- --------------

==================================================
Increase (decrease) in net assets resulting from
unit transactions                                       (244,098)      (703,099)     25,561,299      9,679,088
                                                  ---------------- -------------- -------------- --------------

==================================================
Due to/from GWLA                                                -              -              -              -

INCREASE (DECREASE) IN NET ASSETS                       1,004,802        697,286     21,713,462     24,288,511

NET ASSETS:
Beginning of year                                      14,317,016     13,619,730    112,862,557     88,574,046
                                                  ---------------- -------------- -------------- --------------

==================================================
End of year                                       $    15,321,818  $  14,317,016  $ 134,576,019  $ 112,862,557
                                                  ================ ============== ============== ==============

==================================================


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

-------------------------------------------------------------------------------------------------------------


                                                    Maxim INVESCO International
                                                       Growth Portfolio (ADR)           Maxim INVESCO
                                                                                       Small-Cap Growth
================================================
                                                       Investment Division           Investment Division
                                                 ------------------------------ -----------------------------

                                                       2000           1999           2000           1999
                                                       ----           ----           ----           ----

FROM OPERATIONS:
Net investment income (loss)                     $      987,888  $     (8,331)  $  10,182,480  $   9,215,360
Net realized gain (loss) on investments                 340,166        176,589      9,792,373      2,616,982
Net change in unrealized appreciation
(depreciation)
on investments                                      (2,753,093)      1,990,404    (33,510,620)    19,019,601
                                                 --------------- -------------- -------------- --------------

================================================
Increase (decrease) in net assets resulting from
operations                                          (1,425,039)      2,158,662    (13,535,767)    30,851,943
                                                 --------------- -------------- -------------- --------------

================================================
FROM UNIT TRANSACTIONS ( by category):
Purchase payments                                     1,713,006      1,460,680      6,699,890      4,494,205

Redemptions                                         (1,262,025)      (936,193)    (7,159,893)    (3,125,846)

Net transfers                                           111,223      (340,095)     14,254,942      3,814,787
                                                 --------------- -------------- -------------- --------------

================================================
Increase (decrease) in net assets resulting from
unit transactions                                       562,204        184,392     13,794,939      5,183,146
                                                 --------------- -------------- -------------- --------------

================================================
Due to/from GWLA                                              -              -              -              -

INCREASE (DECREASE) IN NET ASSETS                     (862,835)      2,343,054        259,172     36,035,089

NET ASSETS:
Beginning of year                                    12,398,828     10,055,774     75,060,552     39,025,463
                                                 --------------- -------------- -------------- --------------

================================================
End of year                                      $   11,535,993  $  12,398,828  $  75,319,724  $  75,060,552
                                                 =============== ============== ============== ==============

================================================





(1) The  Investment  Division  commenced  operations  on June  15,  2000 (2) The
Investment Division commenced operations on November 01, 2000 (3) The Investment
Division commenced operations on July 19, 2000

Sees note to financial statements
(Continued)







FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

----------------------------------------------------------------------------------------------------------------

                                                         Maxim Loomis Sayles           Maxim Loomis Sayles
                                                      Corporate Bond Portfolio      Small-Cap Value Portfolio
==================================================
                                                        Investment Division            Investment Division
                                                  ------------------------------- -----------------------------

                                                        2000            1999           2000           1999
                                                        ----            ----           ----           ----

FROM OPERATIONS:
Net investment income (loss)                      $     1,327,587  $   1,632,098  $      84,365  $     127,160
Net realized gain (loss) on investments                 (813,388)      (443,563)         83,892      (229,894)
Net change in unrealized appreciation
(depreciation)
on investments                                            146,238      (438,028)        370,880         54,058
                                                  ---------------- -------------- -------------- --------------

==================================================
Increase (decrease) in net assets resulting from
operations                                                660,437        750,507        539,137       (48,676)
                                                  ---------------- -------------- -------------- --------------

==================================================
FROM UNIT TRANSACTIONS  (by category):
Purchase payments                                       1,621,712      1,903,631        490,206        522,187

Redemptions                                           (2,393,880)    (1,974,449)      (359,644)      (212,260)

Net transfers                                         (1,264,153)    (1,255,770)        897,592      (422,877)
                                                  ---------------- -------------- -------------- --------------

==================================================
Increase (decrease) in net assets resulting from
unit transactions                                     (2,036,321)    (1,326,588)      1,028,154      (112,950)
                                                  ---------------- -------------- -------------- --------------

==================================================
Due to/from GWLA                                                -              -             37              -

INCREASE (DECREASE) IN NET ASSETS                     (1,375,884)      (576,081)      1,567,328      (161,626)

NET ASSETS:
Beginning of year                                      20,847,912     21,423,993      2,154,292      2,315,918
                                                  ---------------- -------------- -------------- --------------

==================================================
End of year                                       $    19,472,028  $  20,847,912  $   3,721,620  $   2,154,292
                                                  ================ ============== ============== ==============

==================================================


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

-------------------------------------------------------------------------------------------------------------

                                                    Maxim Moderate Profile     Maxim Moderately Aggressive
                                                          Portfolio                 Profile Portfolio
================================================
                                                       Investment Division           Investment Division
                                                 -----------------------------  -----------------------------

                                                       2000           1999           2000           1999
                                                       ----           ----           ----           ----

FROM OPERATIONS:
Net investment income (loss)                     $    2,168,802  $  2,044,844   $   3,712,248  $   2,157,614
Net realized gain (loss) on investments                 239,469       112,653         403,091        212,675
Net change in unrealized appreciation
(depreciation)
on investments                                      (3,082,307)     1,196,942     (6,387,130)      3,280,255
                                                 --------------- -------------  -------------- --------------

================================================
Increase (decrease) in net assets resulting from
operations                                            (674,036)     3,354,439     (2,271,791)      5,650,544
                                                 --------------- -------------  -------------- --------------

================================================
FROM UNIT TRANSACTIONS  (by category):
Purchase payments                                    13,397,746    11,447,952      20,005,750     15,976,919

Redemptions                                         (2,316,740)     (891,412)     (2,415,111)    (1,411,116)

Net transfers                                         (504,678)     1,374,839         672,159      1,447,230
                                                 --------------- -------------  -------------- --------------

================================================
Increase (decrease) in net assets resulting from
unit transactions                                    10,576,328    11,931,379      18,262,798     16,013,033
                                                 --------------- -------------  -------------- --------------

================================================
Due to/from GWLA                                              -             -               -              -

INCREASE (DECREASE) IN NET ASSETS                     9,902,292    15,285,818      15,991,007     21,663,577

NET ASSETS:
Beginning of year                                    27,818,166    12,532,348      36,724,922     15,061,345
                                                 --------------- -------------  -------------- --------------

================================================
End of year                                      $   37,720,458  $ 27,818,166   $  52,715,929  $  36,724,922
                                                 =============== =============  ============== ==============

==================================================



(1) The  Investment  Division  commenced  operations  on June  15,  2000 (2) The
Investment Division commenced operations on November 01, 2000 (3) The Investment
Division commenced operations on July 19, 2000

See notes to financial statements
(Continued)







FUTUREFUNDS SERIES ACCOUNT OF




GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

---------------------------------------------------------------------------------------------------------------

                                                          Maxim Moderately
                                                        Conservative Profile           Maxim Money Market
==================================================
                                                        Investment Division            Investment Division
                                                  ------------------------------- -----------------------------

                                                        2000            1999           2000           1999
                                                        ----            ----           ----           ----

FROM OPERATIONS:
Net investment income (loss)                      $       530,209  $     805,578  $   4,754,323  $   3,699,816
Net realized gain (loss) on investments                    11,015         21,951        (6,837)        (7,353)
Net change in unrealized appreciation
(depreciation)
on investments                                          (685,400)        105,650          7,572          7,354
                                                  ---------------- -------------- -------------- --------------

==================================================
Increase (decrease) in net assets resulting from
operations                                              (144,176)        933,179      4,755,058      3,699,817
                                                  ---------------- -------------- -------------- --------------

==================================================
FROM UNIT TRANSACTIONS (by category):
Purchase payments                                       3,956,929      4,138,130      7,018,370      5,634,174

Redemptions                                             (745,896)      (827,270)    (20,423,078)   (18,814,495)

Net transfers                                           (734,638)      (201,468)    (6,076,447)     17,704,125
                                                  ---------------- -------------- -------------- --------------

==================================================
Increase (decrease) in net assets resulting from
unit transactions                                       2,476,395      3,109,392    (19,481,155)     4,523,804
                                                  ---------------- -------------- -------------- --------------

==================================================
Due to/from GWLA                                                -              -              -              -

INCREASE (DECREASE) IN NET ASSETS                       2,332,219      4,042,571    (14,726,097)     8,223,621

NET ASSETS:
Beginning of year                                      13,703,172      9,660,601    109,601,599    101,377,978
                                                  ---------------- -------------- -------------- --------------

==================================================
End of year                                       $    16,035,391  $  13,703,172  $  94,875,502  $ 109,601,599
                                                  ================ ============== ============== ==============

==================================================


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

--------------------------------------------------------------------------------------------------------------

                                                                                     Maxim T Rowe Price
                                                       Maxim Stock Index               Equity/ Income
=================================================
                                                        Investment Division           Investment Division
                                                  -----------------------------  -----------------------------

                                                        2000           1999           2000           1999
                                                        ----           ----           ----           ----

FROM OPERATIONS:
Net investment income (loss)                      $   56,339,891  $ 31,180,512   $   7,956,399  $   8,168,430
Net realized gain (loss) on investments               74,190,280    63,972,777           7,153      3,418,143
Net change in unrealized appreciation
(depreciation)
on investments                                       (192,599,129)  16,131,973        (93,173)    (9,475,721)
                                                  --------------- -------------  -------------- --------------

=================================================
Increase (decrease) in net assets resulting from
operations                                           (62,068,958)   111,285,262      7,870,379      2,110,852
                                                  --------------- -------------  -------------- --------------

=================================================
FROM UNIT TRANSACTIONS (by category):
Purchase payments                                     23,638,011    25,039,154       6,068,195      7,614,787

Redemptions                                          (64,690,269)   (54,086,945)   (8,768,022)    (8,491,487)

Net transfers                                         17,408,323     (823,664)     (12,809,509)   (6,184,286)
                                                  --------------- -------------  -------------- --------------

=================================================
Increase (decrease) in net assets resulting from
unit transactions                                    (23,643,935)   (29,871,455)   (15,509,336)   (7,060,986)
                                                  --------------- -------------  -------------- --------------

=================================================
Due to/from GWLA                                               -             -               -              -

INCREASE (DECREASE) IN NET ASSETS                    (85,712,893)   81,413,807     (7,638,957)    (4,950,134)

NET ASSETS:
Beginning of year                                    703,101,705    621,687,898     90,388,428     95,338,562
                                                  --------------- -------------  -------------- --------------

=================================================
End of year                                       $  617,388,812  $ 703,101,705  $  82,749,471  $  90,388,428
                                                  =============== =============  ============== ==============

==================================================





(1) The  Investment  Division  commenced  operations  on June  15,  2000 (2) The
Investment Division commenced operations on November 01, 2000 (3) The Investment
Division commenced operations on July 19, 2000

See notes to financial statements
(Continued)







FUTUREFUNDS SERIES ACCOUNT OF




GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

---------------------------------------------------------------------------------------------------------------

                                                         Maxim T Rowe Price              Maxim Templeton
                                                      Mid-Cap Growth Portfolio        International Equity
                                                                                            Portfolio
==================================================
                                                        Investment Division            Investment Division
                                                  ------------------------------- -----------------------------

                                                        2000            1999           2000           1999
                                                        ----            ----           ----           ----

FROM OPERATIONS:
Net investment income (loss)                      $     1,958,432  $     753,860  $   8,398,105  $     215,387
Net realized gain (loss) on investments                   644,749        422,777      1,955,271        457,260
Net change in unrealized appreciation
(depreciation)
on investments                                        (1,334,047)      1,655,670    (10,064,871)     9,273,339
                                                  ---------------- -------------- -------------- --------------

==================================================
Increase (decrease) in net assets resulting from
operations                                              1,269,134      2,832,307        288,505      9,945,986
                                                  ---------------- -------------- -------------- --------------

==================================================
FROM UNIT TRANSACTIONS (by category):
Purchase payments                                       6,503,631      4,545,636      3,260,185      3,377,668

Redemptions                                           (1,465,734)      (610,921)    (4,568,325)    (3,531,231)

Net transfers                                           3,859,033      1,608,936    (1,082,830)    (2,072,048)
                                                  ---------------- -------------- -------------- --------------

==================================================
Increase (decrease) in net assets resulting from
unit transactions                                       8,896,930      5,543,651    (2,390,970)    (2,225,611)
                                                  ---------------- -------------- -------------- --------------

==================================================
Due to/from GWLA                                                8              -              -              -

INCREASE (DECREASE) IN NET ASSETS                      10,166,072      8,375,958    (2,102,465)      7,720,375

NET ASSETS:
Beginning of year                                      16,535,453      8,159,495     44,573,813     36,853,438
                                                  ---------------- -------------- -------------- --------------

==================================================
End of year                                       $    26,701,525  $  16,535,453  $  42,471,348  $  44,573,813
                                                  ================ ============== ============== ==============

==================================================


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

--------------------------------------------------------------------------------------------------------------

                                                      Maxim US Government
                                                      Securities Portfolio      Maxim Value Index Portfolio

=================================================
                                                        Investment Division           Investment Division
                                                  -----------------------------  -----------------------------

                                                        2000           1999           2000           1999
                                                        ----           ----           ----           ----

FROM OPERATIONS:
Net investment income (loss)                      $    2,033,821  $  2,113,899   $   1,074,812  $     948,717
Net realized gain (loss) on investments                (292,762)       260,856       (267,120)          8,285
Net change in unrealized appreciation
(depreciation)
on investments                                         1,817,852    (2,852,562)      (472,381)      (353,335)
                                                  --------------- -------------  -------------- --------------

=================================================
Increase (decrease) in net assets resulting from
operations                                             3,558,911     (477,807)         335,311        603,667
                                                  --------------- -------------  -------------- --------------

=================================================
FROM UNIT TRANSACTIONS (by category):
Purchase payments                                      2,239,735     2,462,742         963,965      1,129,919

Redemptions                                          (5,055,805)    (6,014,775)      (915,314)      (730,371)

Net transfers                                        (3,907,302)    (3,732,724)        781,242      1,109,153
                                                  --------------- -------------  -------------- --------------

=================================================
Increase (decrease) in net assets resulting from
unit transactions                                    (6,723,372)    (7,284,757)        829,893      1,508,701
                                                  --------------- -------------  -------------- --------------

=================================================
Due to/from GWLA                                               -             -               8              -

INCREASE (DECREASE) IN NET ASSETS                    (3,164,461)    (7,762,564)      1,165,212      2,112,368

NET ASSETS:
Beginning of year                                     44,115,050    51,877,614       7,489,775      5,377,407
                                                  --------------- -------------  -------------- --------------

=================================================
End of year                                       $   40,950,589  $ 44,115,050   $   8,654,987  $   7,489,775
                                                  =============== =============  ============== ==============

==================================================


(1) The  Investment  Division  commenced  operations  on June  15,  2000 (2) The
Investment Division commenced operations on November 01, 2000 (3) The Investment
Division commenced operations on July 19, 2000

See notes to financial statements                                                                                   (Continued)







FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

-----------------------------------------------------------------------------------------------------------------


                                                                                     Alger American Balanced
                                                     AIM Blue Chip Class A Fund               Fund
==================================================
                                                        Investment Division             Investment Division
                                                  ------------------------------- ------------------------------

                                                        2000            1999           2000            1999
                                                        ----            ----           ----            ----
                                                                             (1)
FROM OPERATIONS:
Net investment income (loss)                      $       (7,096)  $           -  $     383,683  $      (2,378)
Net realized gain (loss) on investments                   (2,383)              -         47,266          13,234
Net change in unrealized appreciation
(depreciation)
on investments                                          (271,574)              -      (819,904)          96,340
                                                  ---------------- -------------- -------------- ---------------

==================================================
Increase (decrease) in net assets resulting from                               -
operations                                              (281,053)                     (388,955)         107,196
                                                  ---------------- -------------- -------------- ---------------

==================================================
FROM UNIT TRANSACTIONS (by category):
Purchase payments                                         159,833              -        950,537          23,789

Redemptions                                               (8,349)              -      (446,738)         (3,830)

Net transfers                                           3,007,974              -      5,476,618       1,198,452
                                                  ---------------- -------------- -------------- ---------------

==================================================
Increase (decrease) in net assets resulting from                               -
unit transactions                                       3,159,458                     5,980,417       1,218,411
                                                  ---------------- -------------- -------------- ---------------

==================================================
Due to/from GWLA                                                -              -            (9)               -

INCREASE (DECREASE) IN NET ASSETS                       2,878,405              -      5,591,453       1,325,607

NET ASSETS:
Beginning of year                                               -              -      1,325,607               -
                                                  ---------------- -------------- -------------- ---------------

==================================================
End of year                                       $     2,878,405  $           -  $   6,917,060  $    1,325,607
                                                  ================ ============== ============== ===============

==================================================


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------


                                                   Alger American Mid-cap     American Century VP Balanced
                                                        Growth Fund                       Fund
================================================
                                                      Investment Division           Investment Division
                                                 ----------------------------  -----------------------------

                                                      2000           1999           2000           1999
                                                      ----           ----           ----           ----

FROM OPERATIONS:
Net investment income (loss)                     $   1,039,659  $    (3,196)   $       1,390  $       5,655
Net realized gain (loss) on investments                303,811        20,165           (138)          (818)
Net change in unrealized appreciation
(depreciation)
on investments                                     (1,848,165)       243,902         (3,077)        (1,012)
                                                 -------------- -------------  -------------- --------------

================================================
Increase (decrease) in net assets resulting from
operations                                           (504,695)       260,871         (1,825)          3,825
                                                 -------------- -------------  -------------- --------------

================================================
FROM UNIT TRANSACTIONS (by category):
Purchase payments                                    1,719,211        32,715           3,712          7,789

Redemptions                                          (756,677)      (32,238)         (1,522)        (1,525)

Net transfers                                       13,274,330     1,584,407            (14)        (6,374)
                                                 -------------- -------------  -------------- --------------

================================================
Increase (decrease) in net assets resulting from
unit transactions                                   14,236,864     1,584,884           2,176          (110)
                                                 -------------- -------------  -------------- --------------

================================================
Due to/from GWLA                                       (1,515)             -               -              -

INCREASE (DECREASE) IN NET ASSETS                   13,730,654     1,845,755             351          3,715

NET ASSETS:
Beginning of year                                    1,845,755             -          46,993         43,278
                                                 -------------- -------------  -------------- --------------

================================================
End of year                                      $  15,576,409  $  1,845,755   $      47,344  $      46,993
                                                 ============== =============  ============== ==============

==================================================


(1) The  Investment  Division  commenced  operations  on June  15,  2000 (2) The
Investment Division commenced operations on November 01, 2000 (3) The Investment
Division commenced operations on July 19, 2000

See notes to financial statements                                                                              (Continued)







FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

---------------------------------------------------------------------------------------------------------------

                                                     American Century VP Capital     American Century Equity
                                                          Appreciation Fund                Income Fund
==================================================
                                                        Investment Division            Investment Division
                                                  ------------------------------- -----------------------------

                                                        2000            1999           2000           1999
                                                        ----            ----           ----           ----

FROM OPERATIONS:
Net investment income (loss)                      $       999,440  $   (345,032)  $       2,670  $           -
Net realized gain (loss) on investments                19,336,707    (4,265,915)          4,653              -
Net change in unrealized appreciation
(depreciation)
on investments                                       (15,741,211)     20,021,065         37,385              -
                                                  ---------------- -------------- -------------- --------------

Increase (decrease) in net assets resulting from
operations                                              4,594,936     15,410,118         44,708              -
                                                  ---------------- -------------- -------------- --------------

FROM UNIT TRANSACTIONS (by category):
Purchase payments                                           2,024        210,251         20,540              -

Redemptions                                           (1,943,790)    (4,164,724)       (16,309)              -

Net transfers                                        (40,859,503)    (5,071,511)        434,975              -
                                                  ---------------- -------------- -------------- --------------

Increase (decrease) in net assets resulting from
unit transactions                                    (42,801,269)    (9,025,984)        439,206              -
                                                  ---------------- -------------- -------------- --------------

Due to/from GWLA                                                -              -              1              -

INCREASE (DECREASE) IN NET ASSETS                    (38,206,333)      6,384,134        483,915              -

NET ASSETS:
Beginning of year                                      38,206,338     31,822,204              -              -
                                                  ---------------- -------------- -------------- --------------

End of year                                       $             5  $  38,206,338  $     483,915  $           -
                                                  ================ ============== ============== ==============


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

-------------------------------------------------------------------------------------------------------------


                                                   Artisan International Fund
================================================
                                                        Investment Division
                                                   -----------------------------

                                                        2000           1999
                                                        ----           ----
                                                         (1)
FROM OPERATIONS:
Net investment income (loss)                       $     168,062  $           -
Net realized gain (loss) on investments                 (78,843)              -
Net change in unrealized appreciation
(depreciation)
on investments                                         (157,305)              -
                                                   -------------- --------------

Increase (decrease) in net assets resulting from
operations                                              (68,086)              -
                                                   -------------- --------------

FROM UNIT TRANSACTIONS (by category):
Purchase payments                                         91,068              -

Redemptions                                              (1,003)              -

Net transfers                                          1,444,398              -
                                                   -------------- --------------

Increase (decrease) in net assets resulting from
unit transactions                                      1,534,463              -
                                                   -------------- --------------

Due to/from GWLA                                               -              -

INCREASE (DECREASE) IN NET ASSETS                      1,466,377              -

NET ASSETS:
Beginning of year                                              -              -
                                                   -------------- --------------

End of year                                        $   1,466,377  $           -
                                                   ============== ==============




(1) The  Investment  Division  commenced  operations  on June  15,  2000 (2) The
Investment Division commenced operations on November 01, 2000 (3) The Investment
Division commenced operations on July 19, 2000

See notes to financial statements                                                                               (Continued)








FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

---------------------------------------------------------------------------------------------------------------

                                                      Fidelity Investments VIP     Fidelity Investments VIP II
                                                          Growth Portfolio          Assets Manager Portfolio
==================================================
                                                        Investment Division            Investment Division
                                                  ------------------------------- -----------------------------

                                                        2000            1999           2000           1999
                                                        ----            ----           ----           ----

FROM OPERATIONS:
Net investment income (loss)                      $    17,679,335  $  11,478,122  $   3,251,396  $   2,493,022
Net realized gain (loss) on investments                10,729,765      6,059,384      (333,851)      1,465,055
Net change in unrealized appreciation
(depreciation)
on investments                                       (51,668,765)     26,326,245    (3,379,471)      (755,804)
                                                  ---------------- -------------- -------------- --------------

==================================================
Increase (decrease) in net assets resulting from
operations                                           (23,259,665)     43,863,751      (461,926)      3,202,273
                                                  ---------------- -------------- -------------- --------------

==================================================
FROM UNIT TRANSACTIONS (by category):
Purchase payments                                      16,787,134     12,561,248        126,343        673,810

Redemptions                                          (14,934,741)    (9,392,922)    (1,621,086)    (2,997,371)

Net transfers                                          15,588,888     14,852,013    (31,080,581)   (8,938,413)
                                                  ---------------- -------------- -------------- --------------

==================================================
Increase (decrease) in net assets resulting from
unit transactions                                      17,441,281     18,020,339    (32,575,324)   (11,261,974)
                                                  ---------------- -------------- -------------- --------------

==================================================
Due to/from GWLA                                                -              -              -              -

INCREASE (DECREASE) IN NET ASSETS                     (5,818,384)     61,884,090    (33,037,250)   (8,059,701)

NET ASSETS:
Beginning of year                                     173,566,429    111,682,339     33,037,257     41,096,958
                                                  ---------------- -------------- -------------- --------------

==================================================
End of year                                       $   167,748,045  $ 173,566,429  $           7  $  33,037,257
                                                  ================ ============== ============== ==============

==================================================


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

-------------------------------------------------------------------------------------------------------------

                                                 Fidelity Investments VIP II    Franklin Small Cap Growth
                                                     Contrafund Portfolio               Portfolio
================================================
                                                       Investment Division           Investment Division
                                                 -----------------------------  -----------------------------

                                                       2000           1999           2000           1999
                                                       ----           ----           ----           ----
                                                                                      (2)
FROM OPERATIONS:
Net investment income (loss)                     $    1,313,367  $     20,898   $           -  $           -
Net realized gain (loss) on investments                  42,784        97,909               -              -
Net change in unrealized appreciation
(depreciation)
on investments                                      (2,438,521)     1,067,059              27              -
                                                 --------------- -------------  -------------- --------------

================================================
Increase (decrease) in net assets resulting from
operations                                          (1,082,370)     1,185,866              27              -
                                                 --------------- -------------  -------------- --------------

================================================
FROM UNIT TRANSACTIONS (by category):
Purchase payments                                     2,657,698       852,141               -              -

Redemptions                                           (791,900)     (287,143)               -              -

Net transfers                                         3,982,107     6,198,914             878              -
                                                 --------------- -------------  -------------- --------------

================================================
Increase (decrease) in net assets resulting from
unit transactions                                     5,847,905     6,763,912             878              -
                                                 --------------- -------------  -------------- --------------

================================================
Due to/from GWLA                                              -             -               -              -

INCREASE (DECREASE) IN NET ASSETS                     4,765,535     7,949,778             905              -

NET ASSETS:
Beginning of year                                     8,906,626       956,848               -              -
                                                 --------------- -------------  -------------- --------------

================================================
End of year                                      $   13,672,161  $  8,906,626   $         905  $           -
                                                 =============== =============  ============== ==============

================================================


(1) The  Investment  Division  commenced  operations  on June  15,  2000 (2) The
Investment Division commenced operations on November 01, 2000 (3) The Investment
Division commenced operations on July 19, 2000

See notes to financial statements                                                                                 (Continued)












FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

----------------------------------------------------------------------------------------------------------------

                                                                                  Janus Aspen Worldwide Growth
                                                        INVESCO Dynamics Fund               Portfolio
==================================================
                                                        Investment Division             Investment Division

                                                        2000            1999           2000            1999
                                                        ----            ----           ----            ----
                                                         (1)
FROM OPERATIONS:
Net investment income (loss)                      $         (656)  $           -  $     504,372  $     (13,084)
Net realized gain (loss) on investments                 (166,168)              -        653,215          90,171
Net change in unrealized appreciation
(depreciation)
on investments                                          (820,981)              -    (2,462,022)       1,198,225
                                                  ---------------- -------------- -------------- ---------------

==================================================
Increase (decrease) in net assets resulting from
operations                                              (987,805)              -    (1,304,435)       1,275,312
                                                  ---------------- -------------- -------------- ---------------

==================================================
FROM UNIT TRANSACTIONS (by category):
Purchase payments                                         314,665              -      1,484,008         628,428

Redemptions                                              (13,674)              -      (734,260)        (54,609)

Net transfers                                           4,600,865              -      2,232,590       1,658,414
                                                  ---------------- -------------- -------------- ---------------

==================================================
Increase (decrease) in net assets resulting from
unit transactions                                       4,901,856              -      2,982,338       2,232,233
                                                  ---------------- -------------- -------------- ---------------

==================================================
Due to/from GWLA                                                -              -        (6,266)           6,515

INCREASE (DECREASE) IN NET ASSETS                       3,914,051              -      1,671,637       3,514,060

NET ASSETS:
Beginning of year                                               -              -      4,307,363         793,303
                                                  ---------------- -------------- -------------- ---------------

==================================================
End of year                                       $     3,914,051  $           -  $   5,979,000  $    4,307,363
                                                  ================ ============== ============== ===============

==================================================



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------

                                                                                   Janus Twenty Fund
                                                    Janus Fund Portfolio               Portfolio
================================================
                                                      Investment Division           Investment Division

                                                      2000           1999           2000           1999
                                                      ----           ----           ----           ----
                                                       (2)                           (1)
FROM OPERATIONS:
Net investment income (loss)                     $          19  $          -   $     156,340  $           -
Net realized gain (loss) on investments                      -             -        (80,068)              -
Net change in unrealized appreciation
(depreciation)
on investments                                            (21)             -     (1,867,216)              -
                                                 -------------- -------------  -------------- --------------

================================================
Increase (decrease) in net assets resulting from
operations                                                 (2)             -     (1,790,944)              -
                                                 -------------- -------------  -------------- --------------

================================================
FROM UNIT TRANSACTIONS (by category):
Purchase payments                                          341             -         585,064              -

Redemptions                                                  -             -       (146,114)              -

Net transfers                                                -             -       7,047,725              -
                                                 -------------- -------------  -------------- --------------

================================================
Increase (decrease) in net assets resulting from
unit transactions                                          341             -       7,486,675              -
                                                 -------------- -------------  -------------- --------------

================================================
Due to/from GWLA                                             -             -               -              -

INCREASE (DECREASE) IN NET ASSETS                          339             -       5,695,731              -

NET ASSETS:
Beginning of year                                            -             -               -              -
                                                 -------------- -------------  -------------- --------------

================================================
End of year                                      $         339  $          -   $   5,695,731  $           -
                                                 ============== =============  ============== ==============

================================================



(1) The  Investment  Division  commenced  operations  on June  15,  2000 (2) The
Investment Division commenced operations on November 01, 2000 (3) The Investment
Division commenced operations on July 19, 2000

See notes to financial statements                                                                         (Continued)











FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

----------------------------------------------------------------------------------------------------------------

                                                                                       Pioneering Services
                                                                                         Corporation VCT
                                                      Janus Worldwide Portfolio    Equity Income Fund - Class
                                                                                               II
==================================================
                                                        Investment Division            Investment Division
                                                  ------------------------------- -----------------------------

                                                        2000            1999           2000           1999
                                                        ----            ----           ----           ----
                                                         (3)
FROM OPERATIONS:
Net investment income (loss)                      $       457,197  $           -  $      27,069  $         585
Net realized gain (loss) on investments                  (18,230)              -        (5,690)          (414)
Net change in unrealized appreciation
(depreciation)
on investments                                        (1,208,701)              -         50,390        (2,180)
                                                  ---------------- -------------- -------------- --------------
                                                                                    .
==================================================
Increase (decrease) in net assets resulting from
operations                                              (769,734)              -         71,769        (2,009)
                                                  ---------------- -------------- -------------- --------------

==================================================
FROM UNIT TRANSACTIONS (by category):
Purchase payments                                         510,591              -         89,513          6,705

Redemptions                                               (4,384)              -       (37,900)              -

Net transfers                                           4,678,642              -        435,019        201,217
                                                  ---------------- -------------- -------------- --------------

==================================================
Increase (decrease) in net assets resulting from
unit transactions                                       5,184,849              -        486,632        207,922
                                                  ---------------- -------------- -------------- --------------

==================================================
Due to/from GWLA                                                -              -           (10)             18

INCREASE (DECREASE) IN NET ASSETS                       4,415,115              -        558,391        205,931

NET ASSETS:
Beginning of year                                               -              -        205,931              -
                                                  ---------------- -------------- -------------- --------------

==================================================
End of year                                       $     4,415,115  $           -  $     764,322  $     205,931
                                                  ================ ============== ============== ==============

==================================================


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------

                                                                                   Janus Twenty Fund
                                                    Janus Fund Portfolio               Portfolio
================================================
                                                      Investment Division           Investment Division

                                                      2000           1999           2000           1999
                                                      ----           ----           ----           ----
                                                       (2)                           (1)
FROM OPERATIONS:
Net investment income (loss)                     $          19  $          -   $     156,340  $           -
Net realized gain (loss) on investments                      -             -        (80,068)              -
Net change in unrealized appreciation
(depreciation)
on investments                                            (21)             -     (1,867,216)              -
                                                 -------------- -------------  -------------- --------------

================================================
Increase (decrease) in net assets resulting from
operations                                                 (2)             -     (1,790,944)              -
                                                 -------------- -------------  -------------- --------------

================================================
FROM UNIT TRANSACTIONS (by category):
Purchase payments                                          341             -         585,064              -

Redemptions                                                  -             -       (146,114)              -

Net transfers                                                -             -       7,047,725              -
                                                 -------------- -------------  -------------- --------------

================================================
Increase (decrease) in net assets resulting from
unit transactions                                          341             -       7,486,675              -
                                                 -------------- -------------  -------------- --------------

================================================
Due to/from GWLA                                             -             -               -              -

INCREASE (DECREASE) IN NET ASSETS                          339             -       5,695,731              -

NET ASSETS:
Beginning of year                                            -             -               -              -
                                                 -------------- -------------  -------------- --------------

================================================
End of year                                      $         339  $          -   $   5,695,731  $           -
                                                 ============== =============  ============== ==============

================================================


(1) The  Investment  Division  commenced  operations  on June  15,  2000 (2) The
Investment Division commenced operations on November 01, 2000 (3) The Investment
Division commenced operations on July 19, 2000

See notes to financial statements                                                                               (Continued)









FUTUREFUNDS SERIES ACCOUNT OF




GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

-------------------------------------------------------------------------------------------


                                                      Total FutureFunds Series Account
                                                  ----------------------------------------

                                                         2000                  1999
                                                         ----                  ----

FROM OPERATIONS:
Net investment income (loss)                      $     151,738,312   $       111,570,255
Net realized gain (loss) on investments                 116,980,902            80,749,044
Net change in unrealized appreciation
(depreciation)
on investments                                        (355,378,500)            69,201,564
                                                  ------------------  --------------------

Increase (decrease) in net assets resulting from       (86,659,286)           261,520,863
operations
                                                  ------------------  --------------------

FROM UNIT TRANSACTIONS (by category):
Purchase payments                                       162,388,280           141,459,600

Redemptions                                           (177,089,747)         (143,563,124)

Net transfers                                            28,754,607            34,951,048
                                                  ------------------  --------------------

Increase (decrease) in net assets resulting from
unit transactions                                        14,053,140            32,847,524
                                                  ------------------  --------------------

Due to/from GWLA                                            (8,334)                 6,533

INCREASE (DECREASE) IN NET ASSETS                      (72,614,480)           294,374,920

NET ASSETS:
Beginning of year                                     1,765,822,074         1,471,447,154
                                                  ------------------  --------------------

End of year                                       $   1,693,207,594   $     1,765,822,074
                                                  ==================  ====================




See notes to financial statements                                                                              (Continued)


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000 AND 1999
--------------------------------------------------------------------------------

1.    HISTORY OF THE SERIES ACCOUNT

      The FutureFunds Series Account of Great-West Life & Annuity Insurance Company (the Series Account) is a separate account of Great-West Life & Annuity Insurance Company (the Company) and was established under Kansas law on November 15, 1983. In 1990, the Series Account was amended to conform to and comply with Colorado law in connection with the Company's redomestication to the State of Colorado. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940, as amended.

2.    Significant Accounting Policies

      The following is a summary of significant accounting policies of the Series Account, which are in accordance with the accounting principles generally accepted in the investment company industry.

      Security Transactions - Security transactions are recorded on the trade date. Cost of investments sold is determined on the basis of identified cost.

      Dividend income is accrued as of the ex-dividend date and expenses are accrued on a daily basis.

      Security Valuation - The investments in shares of the underlying funds are valued at the closing net asset value per share as determined by the appropriate portfolio at year-end.

      The cost of investments represents shares of the underlying funds that were purchased by the Series Account. Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the underlying fund.

      Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves. Under the existing federal income tax law, this income is not taxed to the extent that it is applied to increase reserves under a contract. The Company reserves the right to charge the Series Account for federal income taxes attributable to the Series Account if such taxes are imposed in the future.

      Net Transfers - Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.

3.    CHARGES UNDER THE CONTRACT

      Contact Maintenance Charge - To compensate the Company for administrative services, a contract maintenance charge of not more than $60 is deducted from each participant's account on the first day of each calendar year. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and is prorated for the portion of the year remaining.

      Charges Incurred for Total or Partial Surrenders - Pursuant to the contract, charges will be made for total or partial surrenders of a contract in excess of the "free amount" before the retirement date by a deduction from a participant's account. The "free amount" is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.

      Premium Taxes - The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

      Deductions for Assumption of Mortality and Expense Risk - The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to an annual rate from .00% to 1.25% depending on the size of the contract. This charge is designed to compensate the Company for its assumption of certain mortality, death benefit and expense risks. The level of this charge is guaranteed and will not change.

4.    RELATED PARTY SERVICES

      A wholly owned subsidiary of the Company, GW Capital Management, Inc., serves as investment advisor to Maxim Series Fund, Inc. Fees are assessed against the average daily net asset value of the affiliated funds to compensate GW Capital Management, Inc. for investment advisory services.


5. SELECTED DATA
                The following is a summary of selected data for a
             unit of capital and net assets of the Series Account.

                                                                                        Maxim Aggressive Profile Portfolio
                                                --------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          01/02/98           09/11/97           05/15/00            09/11/97

2000
 Beginning Unit Value                                       $14.01             $14.28              $10.00             $14.21
                                                ================================================================================
 Ending Unit Value                                          $13.05             $13.23               $9.80             $13.14
                                                ================================================================================
 Number of Units Outstanding
                                                      1,524,725.90          24,789.73              346.13          97,470.17
                                                ================================================================================
 Net Assets (000's)                                        $19,898               $328                  $3             $1,281
                                                ================================================================================

1999
 Beginning Unit Value                                       $11.50             $11.79                                 $11.75
                                                                                      ====================
                                                ======================================                    ======================
 Ending Unit Value                                          $14.01             $14.28                                 $14.21
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                        980,948.29          25,571.23                              63,448.45
                                                ================================================================================
 Net Assets (000's)                                        $13,739               $365                                   $901
                                                ================================================================================

1998
 Beginning Unit Value                                       $10.00             $10.31                                 $10.31
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                          $11.50             $11.79                                 $11.75
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                        411,766.69           3,713.98                              15,150.39
                                                                   ===================                    ======================
                                                ===================                   ====================
 Net Assets (000's)                                         $4,734                $44                                   $178
                                                ================================================================================

1997
 Beginning Unit Value                                                          $10.00                                 $10.00
                                                ================================================================================
                                                ===================                   ====================
 Ending Unit Value                                                             $10.31                                 $10.31
                                                ================================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                                               594.16                                      -
                                                ================================================================================
 Net Assets (000's)                                                                $6                                      -
                                                ================================================================================

1996
 Beginning Unit Value
                                                ====================================================================================
                                                ====================================================================================
 Ending Unit Value
                                                ==========================================================
                                                ====================================================================================
 Number of Units Outstanding
                                                ===================                   ==============================================
                                                ====================================================================================
 Net Assets (000's)
                                                ====================================================================================


-----------------------------------
    0.95               1.25

  09/11/97           09/11/97


         $14.15             $14.04
===================================
         $13.06             $12.92
===================================

     126,105.69         303,041.18
===================================
         $1,647             $3,916
===================================


         $11.72             $11.68

===================================
         $14.15             $14.04

===================================

      68,648.89         223,144.49
===================================
          $ 971             $3,134
===================================


         $10.30             $10.29

===================================
         $11.72             $11.68

===================================

      39,090.58         192,086.65
===================================

           $458             $2,243
===================================


         $10.00             $10.00
===================================

         $10.30             $10.29
===================================


       9,576.11          58,762.77
===================================
            $99              $ 605
===================================



                                                                                                                        (Continued)










5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                       Maxim Ariel Mid-Cap Value Portfolio
                                                -------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          06/10/98           01/01/97           05/15/00            06/13/97

2000
 Beginning Unit Value                                       $12.09             $14.90              $10.00             $14.53
                                                ===============================================================================
 Ending Unit Value                                          $14.35             $17.59              $12.00             $17.12
                                                ===============================================================================
 Number of Units Outstanding
                                                         43,484.08          53,330.80              902.72         319,880.59
                                                ===============================================================================
 Net Assets (000's)                                           $624               $938                 $11             $5,476
                                                ===============================================================================

1999
 Beginning Unit Value                                       $12.06             $14.94                                 $14.60
                                                                                      ====================
                                                ===============================================================================
 Ending Unit Value                                          $12.09             $14.90                                 $14.53
                                                                                      ====================
                                                ===============================================================================
 Number of Units Outstanding
                                                         58,732.02          58,898.13                             328,339.05
                                                ===============================================================================
 Net Assets (000's)                                           $710               $878                                 $4,771
                                                ===============================================================================

1998
 Beginning Unit Value                                       $10.00             $11.23                                 $11.00
                                                                                      ====================
                                                ===============================================================================
 Ending Unit Value                                          $12.06             $14.94                                 $14.60
                                                                                      ====================
                                                ===============================================================================
 Number of Units Outstanding
                                                         39,226.80          39,615.48                             256,925.44
                                                                   ===================                    =====================
                                                ===================                   ====================
 Net Assets (000's)                                           $473               $592                                 $3,752
                                                ===============================================================================

1997
 Beginning Unit Value                                                          $10.00                                 $10.00
                                                ===============================================================================
                                                ===================                   ====================
 Ending Unit Value                                                             $11.23                                 $11.00
                                                ===============================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                                            34,374.34                               2,545.66
                                                ===============================================================================
 Net Assets (000's)                                                              $386                                    $28
                                                ===============================================================================

1996
 Beginning Unit Value
                                                ===============================================================================
                                                ===============================================================================
 Ending Unit Value
                                                ===============================================================================
                                                ===============================================================================
 Number of Units Outstanding
                                                ===============================================================================
                                                ===================                   ====================
 Net Assets (000's)
                                                ===============================================================================



------------------------------------
     0.95               1.25

   12/04/95           04/13/94


          $15.97             $20.92
====================================
          $18.78             $24.52
====================================

      574,831.38       1,544,026.15
====================================
         $10,793            $37,857
====================================


          $16.08             $21.12

====================================
          $15.97             $20.92

====================================

      529,521.61       2,033,465.79
====================================
          $8,456            $42,532
====================================


          $12.14             $15.99

====================================
          $16.08             $21.12

====================================

      470,211.38       2,277,248.95
====================================

          $7,561            $48,105
====================================


          $10.85             $14.34
====================================

          $12.14             $15.99
====================================


      422,167.92       2,495,810.84
====================================
          $5,125            $39,908
====================================


          $10.34             $13.70
====================================
====================================
          $10.85             $14.34
====================================
====================================
      528,556.23       2,440,068.07
====================================

          $5,733            $34,979
====================================





                                                                                                                      (Continued)










5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                      Maxim Ariel Small-Cap Value Portfolio
                                                --------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          01/02/98           01/01/97           05/15/00            06/13/97

2000
 Beginning Unit Value                                       $10.24             $12.83              $10.00             $11.87
                                                ================================================================================
 Ending Unit Value                                          $12.97             $16.16              $12.55             $14.92
                                                ================================================================================
 Number of Units Outstanding
                                                        431,552.88          12,922.77            1,441.16          30,317.16
                                                ================================================================================
 Net Assets (000's)                                         $5,599               $209                 $18               $452
                                                ================================================================================

1999
 Beginning Unit Value                                       $10.87             $13.69                                 $12.69
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                          $10.24             $12.83                                 $11.87
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                        257,904.70           7,616.79                              26,816.01
                                                                                      ====================
                                                ================================================================================
 Net Assets (000's)                                         $2,642                $98                                   $318
                                                ================================================================================

1998
 Beginning Unit Value                                       $10.00             $12.72                                 $11.81
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                          $10.87             $13.69                                 $12.69
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                        117,016.71           4,136.54                              24,665.53
                                                                   =============================================================
                                                ===================                   ====================
 Net Assets (000's)                                         $1,273                $57                                   $313
                                                ================================================================================

1997
 Beginning Unit Value                                                          $10.00                                 $10.00
                                                ================================================================================
                                                ===================                   ====================
 Ending Unit Value                                                             $12.72                                 $11.81
                                                ================================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                                             5,933.43                                 395.12
                                                ================================================================================
 Net Assets (000's)                                                               $75                                     $5
                                                ================================================================================

1996
 Beginning Unit Value
                                                ================================================================================
                                                ================================================================================
 Ending Unit Value
                                                ================================================================================
                                                ================================================================================
 Number of Units Outstanding
                                                ================================================================================
 Net Assets (000's)
                                                ================================================================================

-----------------------------------
    0.95               1.25

  12/04/95           11/04/94


         $15.52             $16.94
===================================
         $19.47             $21.19
===================================

      51,535.19         169,805.26
===================================
         $1,003             $3,599
===================================


         $16.63             $18.21

===================================
         $15.52             $16.94

===================================

      37,219.61         141,840.01

===================================
           $578             $2,403
===================================


         $15.50             $17.03

===================================
         $16.63             $18.21

===================================

      21,916.39         162,035.10
===================================

           $364             $2,951
===================================


         $12.24             $13.48
===================================

         $15.50             $17.03
===================================


       4,787.54         113,566.69
===================================
            $74             $1,934
===================================


         $10.48             $11.58
===================================
===================================
         $12.24             $13.48
===================================
===================================
       1,652.65          39,184.70
===================================
            $20               $528
===================================



                                                                                                                      (Continued)





5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                               Maxim Bond Portfolio
                                                --------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          06/10/98           01/01/97           05/15/00            06/13/97

2000
 Beginning Unit Value                                       $10.31             $11.03              $10.00             $10.88
                                                ================================================================================
 Ending Unit Value                                          $11.09             $11.80              $10.62             $11.61
                                                ================================================================================
 Number of Units Outstanding
                                                         22,907.88          89,447.06            1,093.61         254,757.07
                                                ================================================================================
 Net Assets (000's)                                           $254             $1,055                 $12             $2,959
                                                ================================================================================

1999
 Beginning Unit Value                                       $10.34             $11.12                                 $10.99
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                          $10.31             $11.03                                 $10.88
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                         32,935.95          88,672.41                             288,557.62
                                                                                      ====================
                                                ================================================================================
 Net Assets (000's)                                           $340               $978                                 $3,139
                                                ================================================================================

1998
 Beginning Unit Value                                       $10.00             $10.48                                 $10.38
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                          $10.34             $11.12                                 $10.99
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                         19,021.64           7,489.11                             302,285.65
                                                                   =============================================================
                                                ===================                   ====================
 Net Assets (000's)                                           $197                $83                                 $3,322
                                                ================================================================================

1997
 Beginning Unit Value                                                          $10.00                                 $10.00
                                                ================================================================================
                                                ===================                   ====================
 Ending Unit Value                                                             $10.48                                 $10.38
                                                ================================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                                             3,958.65                              19,087.44
                                                ===================
                                                ================================================================================
 Net Assets (000's)                                                               $41                                   $198
                                                ================================================================================
                                                ===================

1996
 Beginning Unit Value
                                                ================================================================================
                                                ===================                   ==========================================
 Ending Unit Value
                                                ================================================================================
                                                ================================================================================
 Number of Units Outstanding
                                                ================================================================================
                                                ===================                   ====================
 Net Assets (000's)
                                                ================================================================================

-----------------------------------
    0.95               1.25

  12/04/95           10/05/84


         $11.56             $29.42
===================================
         $12.32             $31.25
===================================

     837,181.60         889,880.80
===================================
        $10,311            $27,806
===================================


         $11.70             $29.87

===================================
         $11.56             $29.42

===================================

     485,260.78       1,202,989.21

===================================
         $5,610            $35,389
===================================


         $11.08             $28.36

===================================
         $11.70             $29.87

===================================

     271,537.15       1,478,126.62
===================================

         $3,178            $44,148
===================================


         $10.44             $26.82
===================================

         $11.08             $28.36
===================================


     251,460.22       1,688,345.67

===================================
         $2,786            $47,881
===================================



         $10.11             $26.05
===================================
===================================
         $10.44             $26.82
===================================
===================================
     287,152.67       1,890,635.84
===================================

         $2,999            $52,363
===================================



                                                                                                                      (Continued)






5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                            Maxim Bond Index Portfolio
                                                ---------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          09/13/99           09/13/99           05/15/00            09/13/99

2000
 Beginning Unit Value                                       $10.03             $10.01              $10.00             $10.00
                                                =================================================================================
 Ending Unit Value                                          $11.16             $11.08              $11.02             $11.05
                                                =================================================================================
 Number of Units Outstanding
                                                                 -              38.77                   -           1,128.60
                                                =================================================================================
 Net Assets (000's)                                              -                 $0                   -                $12
                                                =================================================================================

1999
 Beginning Unit Value                                       $10.00             $10.00                                 $10.00
                                                                                      ====================
                                                =================================================================================
 Ending Unit Value                                          $10.03             $10.01                                 $10.00
                                                                                      ====================
                                                =================================================================================
 Number of Units Outstanding
                                                                 -               0.50                                 249.52
                                                                                      ====================
                                                =================================================================================
 Net Assets (000's)                                              -                 $0                                     $2
                                                =================================================================================

1998
 Beginning Unit Value
                                                ====================================================================================
                                                ====================================================================================
 Ending Unit Value
                                                ====================================================================================
                                                ====================================================================================
 Number of Units Outstanding
                                                ====================================================================================
                                                ====================================================================================
 Net Assets (000's)
                                                ====================================================================================

1997
 Beginning Unit Value
                                                ====================================================================================
                                                ====================================================================================
 Ending Unit Value
                                                ====================================================================================
                                                ====================================================================================
 Number of Units Outstanding
                                                ====================================================================================
                                                ====================================================================================
 Net Assets (000's)
                                                ====================================================================================

1996
 Beginning Unit Value
                                                ====================================================================================
                                                ====================================================================================
 Ending Unit Value
                                                ==========================================================
                                                ====================================================================================
 Number of Units Outstanding
                                                ===================                   ==============================================
                                                ====================================================================================
 Net Assets (000's)
                                                ====================================================================================



----------------------------------
   0.95               1.25

 09/13/99           09/13/99


        $10.00             $10.00
==================================
        $11.02             $10.98
==================================

     10,543.97          65,240.25
==================================
          $116               $716
==================================


        $10.00             $10.00

==================================
        $10.00             $ 9.99

==================================

         79.29          12,077.38

==================================
            $1               $121
==================================





                                                                                                                     (Continued)






5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                       Maxim Conservative Profile Portfolio
                                                -------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          01/02/98           09/11/97           05/15/00            09/11/97

2000
 Beginning Unit Value                                       $11.33             $11.61              $10.00             $11.56
                                                ===============================================================================
 Ending Unit Value                                          $11.99             $12.23              $10.48             $12.15
                                                ===============================================================================
 Number of Units Outstanding                                                                            -
                                                        820,263.26           3,983.71                             177,717.84
                                                ===============================================================================
 Net Assets (000's)                                         $9,837                $49                   -             $2,159
                                                ===============================================================================

1999
 Beginning Unit Value                                       $10.80             $11.14                                 $11.11
                                                                                      ====================
                                                ===============================================================================
 Ending Unit Value                                          $11.33             $11.61                                 $11.56
                                                                                      ====================
                                                ===============================================================================
 Number of Units Outstanding
                                                        704,508.34           1,880.81                             342,028.29
                                                                                      ====================
                                                ===============================================================================
 Net Assets (000's)                                         $7,981                $22                                 $3,955
                                                ===============================================================================

1998
 Beginning Unit Value                                       $10.00             $10.34                                 $10.34
                                                                                      ====================
                                                ===============================================================================
 Ending Unit Value                                          $10.80             $11.14                                 $11.11
                                                                                      ====================
                                                ===============================================================================
 Number of Units Outstanding
                                                        542,021.82             104.91                             426,692.38
                                                                   ===================                    =====================
                                                ===================                   ====================
 Net Assets (000's)                                         $5,856                 $1                                 $4,741
                                                ===============================================================================

1997
 Beginning Unit Value                                                          $10.00                                 $10.00
                                                ===============================================================================
                                                ===================                   ====================
 Ending Unit Value                                                             $10.34                                 $10.34
                                                ===============================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                                                    -                                      -
                                                                   ============================================================
                                                ===================                   ====================
 Net Assets (000's)                                                                 -                                      -
                                                ===============================================================================

1996
 Beginning Unit Value
                                                ===============================================================================
                                                ===================                   ====================
 Ending Unit Value
                                                ===============================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                ======================================                    =====================
                                                ===================                   ====================
 Net Assets (000's)
                                                ===============================================================================

------------------------------------
     0.95               1.25

   09/11/97           09/11/97


          $11.58             $11.42
====================================
          $12.14             $11.94
====================================

       34,795.75         408,528.31
====================================
            $423             $4,879
====================================


          $11.15             $11.04

====================================
          $11.58             $11.42

====================================

       12,170.50         431,714.66

====================================
            $141             $4,932
====================================


          $10.33             $10.32

====================================
          $11.15             $11.04

====================================

        3,968.60         436,225.06
====================================

             $44             $4,816
====================================


          $10.00             $10.00
====================================

          $10.33             $10.32
====================================


       94,228.09          72,034.42
====================================

            $973               $743
====================================



====================================


====================================


====================================


====================================



                                                                                                                 (Continued)






5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                     Maxim Founders Growth & Income Portfolio
                                                --------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          06/10/98           09/11/97           05/15/00            09/11/97

2000
 Beginning Unit Value                                       $12.08             $14.05              $10.00             $13.98
                                                ================================================================================
 Ending Unit Value                                          $ 9.71             $11.23               $8.52             $11.16
                                                ================================================================================
 Number of Units Outstanding
                                                          2,512.18          21,679.15                   -          39,662.02
                                                ================================================================================
 Net Assets (000's)                                            $24               $243                   -               $443
                                                ================================================================================

1999
 Beginning Unit Value                                       $10.50             $12.28                                 $12.25
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                          $12.08             $14.05                                 $13.98
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                          3,248.53          21,762.04                              38,384.92
                                                                                      ====================
                                                ================================================================================
 Net Assets (000's)                                            $39               $306                                   $537
                                                ================================================================================

1998
 Beginning Unit Value                                       $10.00             $10.48                                 $10.47
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                          $10.50             $12.28                                 $12.25
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                          1,779.20           5,053.76                              26,637.10
                                                                   ===================                    ======================
                                                ===================                   ====================
 Net Assets (000's)                                            $19                $62                                   $326
                                                ================================================================================

1997
 Beginning Unit Value                                                          $10.00                                 $10.00
                                                ================================================================================
                                                ===================                   ====================
 Ending Unit Value                                                             $10.48                                 $10.47
                                                ================================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                                             1,908.53                                      -
                                                                   =============================================================
                                                ===================                   ====================
 Net Assets (000's)                                                               $20
                                                                                                                           -
                                                ================================================================================

1996
 Beginning Unit Value
                                                ================================================================================
                                                ===================                   ====================
 Ending Unit Value
                                                ================================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                ======================================                    ======================
                                                ===================                   ====================
 Net Assets (000's)
                                                ================================================================================



-----------------------------------
    0.95               1.25

  09/11/97           09/11/97


         $13.92             $13.82
===================================
         $11.08             $10.98
===================================

      38,911.05         232,000.47
===================================
           $431             $2,546
===================================


         $12.22             $12.17

===================================
         $13.92             $13.82

===================================

      25,804.74         225,791.18

===================================
           $359             $3,121
===================================


         $10.46             $10.45

===================================
         $12.22             $12.17

===================================

      18,073.50         209,618.75
===================================

           $221             $2,551
===================================


         $10.00             $10.00
===================================

         $10.46             $10.45
===================================


       7,818.57          81,095.13
===================================

            $82               $847

===================================



===================================


===================================


===================================


===================================




                                                                                                                      (Continued)






5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                           Maxim Growth Index Portfolio
                                                ---------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          06/10/98           09/11/97           05/15/00            09/11/97

2000
 Beginning Unit Value                                       $15.06             $18.03              $10.00             $17.94
                                                =================================================================================
 Ending Unit Value                                          $11.70             $13.92               $7.98             $13.83
                                                =================================================================================
 Number of Units Outstanding
                                                          8,360.45          35,984.89               32.68         163,752.64
                                                =================================================================================
 Net Assets (000's)                                            $98               $501                   -             $2,264
                                                =================================================================================

1999
 Beginning Unit Value                                       $11.87             $14.29                                 $14.25
                                                                                      ====================
                                                =================================================================================
 Ending Unit Value                                          $15.06             $18.03                                 $17.94
                                                                                      ====================
                                                =================================================================================
 Number of Units Outstanding
                                                          7,108.09          43,961.50                             102,466.53
                                                                                      ====================
                                                =================================================================================
 Net Assets (000's)                                           $107               $792                                 $1,839
                                                =================================================================================

1998
 Beginning Unit Value                                       $10.00             $10.46                                 $10.46
                                                                                      ====================
                                                =================================================================================
 Ending Unit Value                                          $11.87             $14.29                                 $14.25
                                                                                      ====================
                                                =================================================================================
 Number of Units Outstanding
                                                            602.66           6,496.27                              24,247.29
                                                                   ===================                    =======================
                                                ===================                   ====================
 Net Assets (000's)                                             $7                $93                                   $346
                                                =================================================================================

1997
 Beginning Unit Value                                                          $10.00                                 $10.00
                                                =================================================================================
                                                ===================                   ====================
 Ending Unit Value                                                             $10.46                                 $10.46
                                                =================================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                                             1,592.27                                      -
                                                ======================================                    =======================
                                                ===================                   ====================
 Net Assets (000's)                                                               $17                                      -
                                                =================================================================================

1996
 Beginning Unit Value
                                                =================================================================================
                                                ===================                   ====================
 Ending Unit Value
                                                =================================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                ======================================                    =======================
                                                ===================                   ====================
 Net Assets (000's)
                                                =================================================================================


----------------------------------
   0.95               1.25

 09/11/97           09/11/97


        $17.86             $17.74
==================================
        $13.74             $13.60
==================================

    229,555.59       1,224,149.18
==================================
        $3,153            $16,652
==================================


        $14.21             $14.16

==================================
        $17.86             $17.74

==================================

    126,500.02       1,021,201.64

==================================
        $2,259            $18,117
==================================


        $10.45             $10.44

==================================
        $14.21             $14.16

==================================

     66,115.58         566,409.87
==================================

          $940             $8,019
==================================


        $10.00             $10.00
==================================

        $10.45             $10.44
==================================


      1,779.77          47,353.03
==================================

           $19               $494
==================================



==================================


==================================


==================================


==================================



                                                                                                                   (Continued)






5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                            Maxim Index 600 Portfolio
                                                --------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          06/10/98           01/01/97           05/15/00            06/13/97

2000
 Beginning Unit Value                                       $10.61             $13.10              $10.00             $12.08
                                                ================================================================================
 Ending Unit Value                                          $11.70             $14.36              $10.67             $13.22
                                                ================================================================================
 Number of Units Outstanding
                                                         13,796.44          23,270.47            1,054.41         165,315.68
                                                ================================================================================
 Net Assets (000's)                                           $161               $334                 $11             $2,185
                                                ================================================================================

1999
 Beginning Unit Value                                        $9.48             $11.78                                 $10.88
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                          $10.61             $13.10                                 $12.08
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                         14,500.50          22,323.57                             175,765.02
                                                ================================================================================
 Net Assets (000's)                                           $154               $292                                 $2,123
                                                ================================================================================

1998
 Beginning Unit Value                                       $10.00             $12.03                                 $11.14
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                           $9.48             $11.78                                 $10.88
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                         11,591.13          22,273.21                             183,674.90
                                                                   ===================                    ======================
                                                ===================                   ====================
 Net Assets (000's)                                           $110               $262                                 $1,998
                                                ================================================================================

1997
 Beginning Unit Value                                                          $10.00                                 $10.00
                                                ================================================================================
                                                ===================                   ====================
 Ending Unit Value                                                             $12.03                                 $11.14
                                                ================================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                                            20,427.36                               1,923.32
                                                ===================
                                                ================================================================================
 Net Assets (000's)                                                              $246                                    $21
                                                ================================================================================
                                                ===================

1996
 Beginning Unit Value
                                                ================================================================================
                                                ================================================================================
 Ending Unit Value
                                                ================================================================================
                                                ================================================================================
 Number of Units Outstanding
                                                ================================================================================
                                                ===================                   ====================
 Net Assets (000's)
                                                ================================================================================

-----------------------------------
    0.95               1.25

  12/04/95           03/15/94


         $15.43             $17.27
===================================
         $16.85             $18.80
===================================

     203,257.77         489,660.16
===================================
         $3,424             $9,206
===================================


         $13.92             $15.63

===================================
         $15.43             $17.27

===================================

     173,995.43         524,935.92
===================================
         $2,684             $9,064
===================================


         $14.28             $16.08

===================================
         $13.92             $15.63

===================================

      72,881.82         654,733.49
===================================

         $1,015            $10,235
===================================


         $11.92             $13.46
===================================

         $14.28             $16.08
===================================


     147,236.05         711,865.97

===================================
         $2,103            $11,447
===================================



         $10.43             $11.82
===================================
===================================
         $11.92             $13.46
===================================
===================================
     132,987.33         477,902.35
===================================

         $1,585             $6,433
===================================




                                      (Continued)






5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                         Maxim INVESCO Balanced Portfolio
                                                -------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          01/02/98           01/01/97           05/15/00            06/13/97

2000
 Beginning Unit Value                                       $13.82             $17.13              $10.00             $14.48
                                                ===============================================================================
 Ending Unit Value                                          $13.55             $16.70               $9.84             $14.09
                                                ===============================================================================
 Number of Units Outstanding
                                                        620,702.16         122,653.19            5,028.82         882,523.75
                                                ===============================================================================
 Net Assets (000's)                                         $8,409             $2,048                 $49            $12,433
                                                ===============================================================================

1999
 Beginning Unit Value                                       $11.84             $14.76                                 $12.50
                                                                                      ====================
                                                ===============================================================================
 Ending Unit Value                                          $13.82             $17.13                                 $14.48
                                                                                      ====================
                                                ===============================================================================
 Number of Units Outstanding
                                                        457,632.00          90,591.72                             684,805.52
                                                ===============================================================================
 Net Assets (000's)                                         $6,327             $1,552                                 $9,919
                                                ===============================================================================

1998
 Beginning Unit Value                                       $10.00             $12.53                                 $10.63
                                                                                      ====================
                                                ===============================================================================
 Ending Unit Value                                          $11.84             $14.76                                 $12.50
                                                                                      ====================
                                                ===============================================================================
 Number of Units Outstanding
                                                        206,749.57          13,049.81                             530,510.93
                                                                   ===================                    =====================
                                                ===================                   ====================
 Net Assets (000's)                                         $2,448               $193                                 $6,632
                                                ===============================================================================

1997
 Beginning Unit Value                                                          $10.00                                 $10.00
                                                ===============================================================================
 Ending Unit Value                                                             $12.53                                 $10.63
                                                ===============================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                                            14,831.94                               1,275.72
                                                ===================
                                                ===============================================================================
 Net Assets (000's)                                                              $186                                    $14
                                                ===============================================================================
                                                ===================

1996
 Beginning Unit Value
                                                ===============================================================================
                                                ===============================================================================
 Ending Unit Value
                                                ===============================================================================
                                                ===============================================================================
 Number of Units Outstanding
                                                ===============================================================================
                                                ===================
 Net Assets (000's)
                                                ===============================================================================


     0.95               1.25

   10/31/96           10/31/96


          $17.17             $17.01
====================================
          $16.67             $16.47
====================================

      971,565.34       5,796,613.43
====================================
         $16,194            $95,442
====================================


          $14.85             $14.76

====================================
          $17.17             $17.01

====================================

      478,348.00       5,105,248.56
====================================
          $8,213            $86,852
====================================


          $12.66             $12.62

====================================
          $14.85             $14.76

====================================

      342,274.21       5,029,978.19
====================================

          $5,082            $74,219
====================================


          $10.14             $10.13
====================================
          $12.66             $12.62
====================================


      340,421.00       4,925,017.36

====================================
          $4,310            $62,154
====================================



          $10.00             $10.00
====================================
====================================
          $10.14             $10.13
====================================
====================================
        4,262.66          22,568.19
====================================

             $43               $229
====================================



                                                               (Continued)


5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                Maxim INVESCO International Growth Portfolio (ADR)
                                                --------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          06/10/98           01/01/97           05/15/00            06/13/97

2000
 Beginning Unit Value                                       $11.96             $14.96              $10.00             $13.38
                                                ================================================================================
 Ending Unit Value                                          $10.74             $13.37               $9.69             $11.93
                                                ================================================================================
 Number of Units Outstanding
                                                         12,896.48          25,346.90            1,844.47         275,937.25
                                                ================================================================================
 Net Assets (000's)                                           $139               $339                 $18             $3,292
                                                ================================================================================

1999
 Beginning Unit Value                                        $9.75             $12.26                                 $10.99
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                          $11.96             $14.96                                 $13.38
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                         10,506.29          29,709.85                             280,188.56
                                                                                      ====================
                                                ================================================================================
 Net Assets (000's)                                           $126               $445                                 $3,749
                                                ======================================                    ======================
                                                                                      ====================

1998
 Beginning Unit Value                                       $10.00             $11.15                                 $10.01
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                           $9.75             $12.26                                 $10.99
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                          5,065.09          29,294.88                             292,162.25
                                                                   =============================================================
                                                ===================                   ====================
 Net Assets (000's)                                            $49               $359                                 $3,211
                                                ======================================                    ======================
                                                                                      ====================

1997
 Beginning Unit Value                                                          $10.00                                 $10.00
                                                ================================================================================
                                                ===================                   ====================
 Ending Unit Value                                                             $11.15                                 $10.01
                                                ================================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                                            34,886.43                                   7.11
                                                ===================
                                                ================================================================================
 Net Assets (000's)                                                              $389                                      -
                                                ================================================================================
                                                ===================

1996
 Beginning Unit Value
                                                ================================================================================
                                                ================================================================================
 Ending Unit Value
                                                ================================================================================
                                                ================================================================================
 Number of Units Outstanding
                                                ================================================================================
                                                ===================
 Net Assets (000's)
                                                ================================================================================



-----------------------------------
    0.95               1.25

  12/04/95           01/05/95


         $18.48             $19.72
===================================
         $16.44             $17.49
===================================

     104,087.89         345,072.00
===================================
         $1,712             $6,037
===================================


         $15.21             $16.28

===================================
         $18.48             $19.72

===================================

      70,783.74         343,437.29

===================================
         $1,308             $6,772
===================================



         $13.88             $14.90

===================================
         $15.21             $16.28

===================================

      51,071.84         347,745.34
===================================

           $777             $5,660
===================================



         $12.50             $13.46
===================================

         $13.88             $14.90
===================================


     149,143.92         314,943.72

===================================
         $2,070             $4,693
===================================



         $10.41             $11.25
===================================
===================================
         $12.50             $13.46
===================================
===================================
      74,310.25         126,363.18
===================================

           $929             $1,701
===================================


                                                                                                               (Continued)






5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                     Maxim INVESCO Small-Cap Growth Portfolio
                                                --------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          06/10/98           01/01/97           05/15/00            06/13/97

2000
 Beginning Unit Value                                       $19.96             $24.83              $10.00             $23.28
                                                ================================================================================
 Ending Unit Value                                          $17.49             $21.63               $9.49             $20.24
                                                ================================================================================
 Number of Units Outstanding
                                                         38,509.61         128,855.07            4,206.33         456,661.36
                                                ================================================================================
 Net Assets (000's)                                           $674             $2,788                 $40             $9,244
                                                ================================================================================

1999
 Beginning Unit Value                                       $11.04             $13.81                                 $12.97
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                          $19.96             $24.83                                 $23.28
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                         41,361.84         117,175.80                             396,589.37
                                                                                      ====================
                                                ================================================================================
 Net Assets (000's)                                           $826             $2,909                                 $9,232
                                                ======================================                    ======================
                                                                                      ====================

1998
 Beginning Unit Value                                       $10.00             $11.80                                 $11.11
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                          $11.04             $13.81                                 $12.97
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                         31,102.91          85,293.71                             334,433.76
                                                                   =============================================================
                                                ===================                   ====================
 Net Assets (000's)                                           $343             $1,178                                 $4,339
                                                ======================================                    ======================
                                                                                      ====================

1997
 Beginning Unit Value                                                          $10.00                                 $10.00
                                                ================================================================================
                                                ===================                   ====================
 Ending Unit Value                                                             $11.80                                 $11.11
                                                ================================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                                           110,005.54                                 754.64
                                                ===================
                                                ================================================================================
 Net Assets (000's)                                                            $1,298                                     $8
                                                ================================================================================
                                                ===================

1996
 Beginning Unit Value
                                                ================================================================================
                                                ================================================================================
 Ending Unit Value
                                                ================================================================================
                                                ================================================================================
 Number of Units Outstanding
                                                ================================================================================
                                                ===================
 Net Assets (000's)
                                                ================================================================================

-----------------------------------
    0.95               1.25

  12/04/95           01/09/95


         $33.17             $39.83
===================================
         $28.79             $34.44
===================================

     495,178.57       1,403,141.94
===================================
        $14,254            $48,320
===================================


         $18.52             $22.31

===================================
         $33.17             $39.83

===================================

     335,181.31       1,279,850.46

===================================
        $11,117            $50,978
===================================



         $15.90             $19.21

===================================
         $18.52             $22.31

===================================

     251,992.27       1,277,401.42
===================================

         $4,667            $28,498
===================================



         $13.52             $16.38
===================================

         $15.90             $19.21
===================================


     296,221.15       1,340,084.31

===================================
         $4,710            $25,743
===================================



         $10.77             $13.09
===================================
===================================
         $13.52             $16.38
===================================
===================================
     159,393.34         776,719.68
===================================

         $2,155            $12,726
===================================




                                                                                                                  (Continued)






5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                   Maxim Loomis Sayles Corporate Bond Portfolio
                                                --------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          01/02/98           01/01/97           05/15/00            06/13/97

2000
 Beginning Unit Value                                       $10.79             $12.03              $10.00             $11.27
                                                ================================================================================
 Ending Unit Value                                          $11.28             $12.51              $10.37             $11.70
                                                ================================================================================
 Number of Units Outstanding
                                                         76,001.05          12,457.72              228.23         188,987.82
                                                ================================================================================
 Net Assets (000's)                                           $857               $156                  $2             $2,211
                                                ================================================================================

1999
 Beginning Unit Value                                       $10.29             $11.53                                 $10.83
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                          $10.79             $12.03                                 $11.27
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                         69,826.06          11,524.60                             189,311.10
                                                                                      ====================
                                                ================================================================================
 Net Assets (000's)                                           $753               $139                                 $2,133
                                                ======================================                    ======================
                                                                                      ====================

1998
 Beginning Unit Value                                       $10.00             $11.21                                 $10.55
                                                                                      ====================
                                                ======================================                    ======================
 Ending Unit Value                                          $10.29             $11.53                                 $10.83
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                         49,103.31          10,107.63                             178,619.57
                                                                   =============================================================
                                                ===================                   ====================
 Net Assets (000's)                                           $505               $117                                 $1,934
                                                ======================================                    ======================
                                                                                      ====================

1997
 Beginning Unit Value                                                          $10.00                                 $10.00
                                                ================================================================================
                                                ===================                   ====================
 Ending Unit Value                                                             $11.21                                 $10.55
                                                ================================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                                            10,505.76                                 140.06
                                                ================================================================================
 Net Assets (000's)                                                              $118                                     $1
                                                ================================================================================
                                                ===================

1996
 Beginning Unit Value
                                                ================================================================================
                                                ================================================================================
 Ending Unit Value
                                                ================================================================================
                                                ================================================================================
 Number of Units Outstanding
                                                ================================================================================
                                                ===================
 Net Assets (000's)
                                                ================================================================================

-----------------------------------
    0.95               1.25

  12/04/95           02/02/95


         $13.38             $15.96
===================================
         $13.87             $16.49
===================================

     185,615.42         829,133.50
===================================
         $2,574            $13,671
===================================


         $12.88             $15.41

===================================
         $13.38             $15.96

===================================

     132,735.46       1,005,368.97

===================================
         $1,777            $16,046
===================================



         $12.57             $15.09

===================================
         $12.88             $15.41

===================================

     107,193.71       1,134,813.38
===================================

         $1,381            $17,487
===================================



         $11.26             $13.55
===================================

         $12.57             $15.09
===================================


      84,830.69         986,392.61
===================================
         $1,066            $14,885
===================================



         $10.30             $12.44
===================================
===================================
         $11.26             $13.55
===================================
===================================
      38,958.69         478,757.71
===================================

           $439             $6,488
===================================



                                                                                                                       (Continued)






5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                  Maxim Loomis Sayles Small-Cap Value Portfolio
                                                --------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          06/10/98           09/11/97           05/15/00            09/11/97

2000
 Beginning Unit Value                                       $ 9.53              $9.65              $10.00              $9.61
                                                ================================================================================
 Ending Unit Value                                          $11.80             $11.88              $11.33             $11.80
                                                ================================================================================
 Number of Units Outstanding
                                                          1,778.21          16,730.71              128.36          32,627.82
                                                ================================================================================
 Net Assets (000's)                                            $21               $199                  $1               $385
                                                ================================================================================

1999
 Beginning Unit Value                                        $9.58              $9.74                                  $9.72
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                           $9.53              $9.65                                  $9.61
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                          2,176.29           8,763.18                              19,064.83
                                                                                      ====================
                                                ================================================================================
 Net Assets (000's)                                            $21                $85                                   $183
                                                ======================================                    ======================
                                                                                      ====================

1998
 Beginning Unit Value                                       $10.00             $10.03                                 $10.02
                                                                                      ====================
                                                ======================================                    ======================
 Ending Unit Value                                           $9.58              $9.74                                  $9.72
                                                ================================================================================
 Number of Units Outstanding
                                                          9,120.17           5,260.61                              14,660.30
                                                                   =============================================================
                                                ===================                   ====================
 Net Assets (000's)                                            $87                $51                                   $142
                                                ================================================================================

1997
 Beginning Unit Value                                                          $10.00                                 $10.00
                                                ================================================================================
                                                ===================                   ====================
 Ending Unit Value                                                             $10.03                                 $10.02
                                                ================================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                                             1,448.50                                      -
                                                ================================================================================
                                                ===================                   ====================
 Net Assets (000's)                                                               $15                                      -
                                                ================================================================================

1996
 Beginning Unit Value
                                                ================================================================================
                                                ===================                   ====================
 Ending Unit Value
                                                ================================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                ======================================                    ======================
                                                ===================                   ====================
 Net Assets (000's)
                                                ================================================================================

-----------------------------------
    0.95               1.25

  09/11/97           09/11/97


          $9.56              $9.49
===================================
         $11.72             $11.60
===================================

      57,078.87         210,919.85
===================================
           $669             $2,447
===================================


          $9.69              $9.66

===================================
          $9.56              $9.49

===================================

      32,492.98         163,845.38

===================================
           $311             $1,555
===================================



         $10.01             $10.01

===================================
          $9.69              $9.66
===================================

      22,333.17         188,314.26
===================================

           $216             $1,818
===================================


         $10.00             $10.00
===================================

         $10.01             $10.01
===================================


       9,792.14          70,399.46
===================================

            $98               $705
===================================



===================================


===================================


===================================


===================================




                                                                                                                  (Continued)






5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                         Maxim Moderate Profile Portfolio
                                                -------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          01/02/98           09/11/97           05/15/00            09/11/97

2000
 Beginning Unit Value                                       $12.96             $13.14              $10.00             $13.08
                                                ===============================================================================
 Ending Unit Value                                          $12.78             $12.89              $10.05             $12.80
                                                ===============================================================================
 Number of Units Outstanding                                                                            -
                                                      1,899,302.27           8,601.84                             378,015.86
                                                ===============================================================================
 Net Assets (000's)                                        $24,269               $111                   -             $4,840
                                                ===============================================================================

1999
 Beginning Unit Value                                       $11.13             $11.35                                 $11.32
                                                                                      ====================
                                                ===============================================================================
 Ending Unit Value                                          $12.96             $13.14                                 $13.08
                                                                                      ====================
                                                ===============================================================================
 Number of Units Outstanding
                                                      1,219,880.72           6,109.16                             347,108.62
                                                                                      ====================
                                                ===============================================================================
 Net Assets (000's)                                        $15,809                $80                                 $4,541
                                                ======================================                    =====================
                                                                                      ====================

1998
 Beginning Unit Value                                       $10.00             $10.24                                 $10.24
                                                                                      ====================
                                                ===============================================================================
 Ending Unit Value                                          $11.13             $11.35                                 $11.32
                                                                                      ====================
                                                ===============================================================================
 Number of Units Outstanding
                                                        419,765.72           2,619.56                             258,990.96
                                                                   ============================================================
                                                ===================                   ====================
 Net Assets (000's)                                         $4,672                $30                                 $2,932
                                                ======================================                    =====================
                                                                                      ====================

1997
 Beginning Unit Value                                                          $10.00                                 $10.00
                                                ===============================================================================
                                                ===================                   ====================
 Ending Unit Value                                                             $10.24                                 $10.24
                                                ===============================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                                             2,249.51                                      -
                                                ===============================================================================
                                                ===================                   ====================
 Net Assets (000's)                                                               $23                                      -
                                                ===============================================================================

1996
 Beginning Unit Value
                                                ===============================================================================
                                                ===================                   ====================
 Ending Unit Value
                                                ===============================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                ======================================                    =====================
                                                ===================                   ====================
 Net Assets (000's)
                                                ===============================================================================

------------------------------------
     0.95               1.25

   09/11/97           09/11/97


          $13.00             $12.93
====================================
          $12.70             $12.59
====================================

      205,574.66         467,845.55
====================================
          $2,611             $5,889
====================================


          $11.28             $11.25

====================================
          $13.00             $12.93

====================================

       91,118.94         479,827.82

====================================
          $1,185             $6,202
====================================



          $10.23             $10.22

====================================
          $11.28             $11.25

====================================

       16,878.33         418,487.19
====================================

            $190             $4,708
====================================



          $10.00             $10.00
====================================

          $10.23             $10.22
====================================


       44,770.91         110,105.33
====================================

            $458             $1,125
====================================



====================================


====================================


====================================


====================================



                                                                                                                   (Continued)






5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                  Maxim Moderately Aggressive Profile Portfolio
                                                --------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          01/02/98           09/11/97           05/15/00            09/11/97

2000
 Beginning Unit Value                                       $13.73             $14.06              $10.00             $14.00
                                                ================================================================================
 Ending Unit Value                                          $13.13             $13.37               $9.86             $13.29
                                                ================================================================================
 Number of Units Outstanding
                                                      2,956,697.36           9,336.00            1,668.21         233,517.97
                                                ================================================================================
 Net Assets (000's)                                        $38,835               $125                 $16             $3,103
                                                ================================================================================

1999
 Beginning Unit Value                                       $11.25             $11.58                                 $11.55
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                          $13.73             $14.06                                 $14.00
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                      1,804,051.78           9,781.57                             207,585.59
                                                                                      ====================
                                                ================================================================================
 Net Assets (000's)                                        $24,775               $138                                 $2,905
                                                ======================================                    ======================
                                                                                      ====================

1998
 Beginning Unit Value                                       $10.00             $10.35                                 $10.34
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                          $11.25             $11.58                                 $11.55
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                        697,144.75           4,302.17                             140,358.02
                                                                   =============================================================
                                                ===================                   ====================
 Net Assets (000's)                                         $7,844                $50                                 $1,622
                                                ======================================                    ======================
                                                                                      ====================

1997
 Beginning Unit Value                                                          $10.00                                 $10.00
                                                ================================================================================
                                                ===================                   ====================
 Ending Unit Value                                                             $10.35                                 $10.34
                                                ================================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                                             2,109.96                                      -
                                                ======================================                    ======================
                                                ===================                   ====================
 Net Assets (000's)                                                               $22                                      -
                                                ================================================================================

1996
 Beginning Unit Value
                                                ================================================================================
                                                ===================                   ====================
 Ending Unit Value
                                                ================================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                ======================================                    ======================
                                                ===================                   ====================
 Net Assets (000's)
                                                ================================================================================

-----------------------------------
    0.95               1.25

  09/11/97           09/11/97


         $13.93             $13.83
===================================
         $13.19             $13.07
===================================

     252,330.73         559,268.52
===================================
         $3,329             $7,309
===================================


         $11.52             $11.48

===================================
         $13.93             $13.83

===================================

     163,856.44         478,876.63

===================================
         $2,282             $6,625
===================================



         $10.34             $10.33

===================================
         $11.52             $11.48

===================================

      36,452.19         446,496.19
===================================

           $420             $5,126
===================================



         $10.00             $10.00
===================================

         $10.34             $10.33
===================================


      53,828.37         141,839.79
===================================

           $557             $1,465
===================================



===================================


===================================


===================================


===================================



                                                                                                                    (Continued)






5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                 Maxim Moderately Conservative Profile Portfolio
                                                ---------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          01/02/98           09/11/97           05/15/00            09/11/97

2000
 Beginning Unit Value                                       $11.87             $12.01              $10.00             $11.96
                                                =================================================================================
 Ending Unit Value                                          $11.80             $11.88              $10.14             $11.80
                                                =================================================================================
 Number of Units Outstanding
                                                        669,293.04           5,105.21                   -         345,938.20
                                                =================================================================================
 Net Assets (000's)                                         $7,899                $61                   -             $4,083
                                                =================================================================================

1999
 Beginning Unit Value                                       $10.95             $11.15                                 $11.12
                                                                                      ====================
                                                =================================================================================
 Ending Unit Value                                          $11.87             $12.01                                 $11.96
                                                                                      ====================
                                                =================================================================================
 Number of Units Outstanding
                                                        443,954.25           2,199.42                             383,124.12
                                                                                      ====================
                                                =================================================================================
 Net Assets (000's)                                         $5,268                $26                                 $4,581
                                                ======================================                    =======================
                                                                                      ====================

1998
 Beginning Unit Value                                       $10.00             $10.21                                 $10.21
                                                                                      ====================
                                                =================================================================================
 Ending Unit Value                                          $10.95             $11.15                                 $11.12
                                                                                      ====================
                                                =================================================================================
 Number of Units Outstanding
                                                        177,087.47                  -                             338,437.20
                                                                   ==============================================================
                                                ===================                   ====================
 Net Assets (000's)                                         $1,940                  -                                 $3,763
                                                ======================================                    =======================
                                                                                      ====================

1997
 Beginning Unit Value                                                          $10.00                                 $10.00
                                                =================================================================================
                                                ===================                   ====================
 Ending Unit Value                                                             $10.21                                 $10.21
                                                =================================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                                                    -                                      -
                                                =================================================================================
                                                ===================                   ====================
 Net Assets (000's)                                                                 -                                      -
                                                =================================================================================

1996
 Beginning Unit Value
                                                =================================================================================
                                                ===================                   ====================
 Ending Unit Value
                                                =================================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                ======================================                    =======================
                                                ===================                   ====================
 Net Assets (000's)
                                                =================================================================================

----------------------------------
   0.95               1.25

 09/11/97           09/11/97


        $11.85             $11.82
==================================
        $11.67             $11.61
==================================

     49,099.83         294,535.03
==================================
          $573             $3,419
==================================


        $11.04             $11.05

==================================
        $11.85             $11.82

==================================

     14,657.02         309,247.32

==================================
          $174             $3,655
==================================



        $10.20             $10.19

==================================
        $11.04             $11.05

==================================

      4,110.80         354,140.45
==================================

           $45             $3,913
==================================



        $10.00             $10.00
==================================

        $10.20             $10.19
==================================


     53,438.52          53,608.55
==================================

          $545               $546
==================================



==================================


==================================


==================================


==================================



                                                                                                                      (Continued)






5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                           Maxim Money Market Portfolio
                                                --------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          06/10/98           01/01/97           05/15/00            06/13/97

2000
 Beginning Unit Value                                       $10.78             $11.41              $10.00             $11.13
                                                ================================================================================
 Ending Unit Value                                          $11.43             $12.04              $10.35             $11.72
                                                ================================================================================
 Number of Units Outstanding
                                                         28,693.39         620,762.79               85.30       1,594,293.70
                                                ================================================================================
 Net Assets (000's)                                           $328             $7,472                  $1            $18,683
                                                ================================================================================

1999
 Beginning Unit Value                                       $10.28             $10.95                                 $10.70
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                          $10.78             $11.41                                 $11.13
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                         64,181.93         708,987.52                           2,059,542.36
                                                                                      ====================
                                                ================================================================================
 Net Assets (000's)                                           $692             $8,091                                $22,928
                                                ======================================                    ======================
                                                                                      ====================

1998
 Beginning Unit Value                                       $10.00             $10.47                                 $10.25
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                          $10.28             $10.95                                 $10.70
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                         80,123.80         719,236.73                           1,613,050.25
                                                                   =============================================================
                                                ===================                   ====================
 Net Assets (000's)                                           $824             $7,874                                $17,260
                                                ======================================                    ======================
                                                                                      ====================

1997
 Beginning Unit Value                                                          $10.00                                 $10.00
                                                ================================================================================
                                                ===================                   ====================
 Ending Unit Value                                                             $10.47                                 $10.25
                                                ================================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                                           875,612.10                              11,698.04
                                                ===================
                                                ================================================================================
 Net Assets (000's)                                                            $9,168                                   $120
                                                ================================================================================
                                                ===================

1996
 Beginning Unit Value
                                                ================================================================================
                                                ================================================================================
 Ending Unit Value
                                                ================================================================================
                                                ================================================================================
 Number of Units Outstanding
                                                ================================================================================
                                                ===================
 Net Assets (000's)
                                                ================================================================================

-----------------------------------
    0.95               1.25

  12/04/95           10/05/84


         $11.77             $19.68
===================================
         $12.37             $20.61
===================================

     554,768.11       2,985,215.34
===================================
         $6,862            $61,529
===================================


         $11.34             $19.01

===================================
         $11.77             $19.68

===================================

     430,080.54       3,701,304.91

===================================
         $5,064            $72,827
===================================



         $10.89             $18.30

===================================
         $11.34             $19.01

===================================

     352,052.98       3,758,054.92
===================================

         $3,992            $71,428
===================================



         $10.44             $17.60
===================================

         $10.89             $18.30
===================================


   1,402,319.60       3,877,164.14

===================================
        $15,271            $70,952
===================================



         $10.04             $16.96
===================================
===================================
         $10.44             $17.60
===================================
===================================
      343,499.4       3,129,281.92
===================================

         $3,588            $55,089
===================================




                                                                                                                      (Continued)






5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                           Maxim Stock Index Portfolio

                                                ------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          06/10/98           01/01/97           05/15/00            06/13/97

2000
 Beginning Unit Value                                       $13.28             $19.74              $10.00             $16.37
                                                ==============================================================================
 Ending Unit Value                                          $12.23             $18.08               $9.19             $14.96
                                                ==============================================================================
 Number of Units Outstanding
                                                        554,803.94         656,870.48            8,977.40       3,979,926.80
                                                ==============================================================================
 Net Assets (000's)                                         $6,785            $11,873                 $83            $59,548
                                                ==============================================================================

1999
 Beginning Unit Value                                       $11.09             $16.58                                 $13.78
                                                                                      ====================
                                                ==============================================================================
 Ending Unit Value                                          $13.28             $19.74                                 $16.37
                                                                                      ====================
                                                ==============================================================================
 Number of Units Outstanding
                                                        560,272.75         610,676.95                           3,812,823.63
                                                                                      ====================
                                                ==============================================================================
 Net Assets (000's)                                         $7,443            $12,056                                $62,432
                                                ======================================                    ====================
                                                                                      ====================

1998
 Beginning Unit Value                                       $10.00             $13.15                                 $10.95
                                                                                      ====================
                                                ==============================================================================
 Ending Unit Value                                          $11.09             $16.58                                 $13.78
                                                                                      ====================
                                                ==============================================================================
 Number of Units Outstanding
                                                        444,254.02         106,369.29                           3,382,583.06
                                                                   ===========================================================
                                                ===================                   ====================
 Net Assets (000's)                                         $4,929             $1,763                                $46,606
                                                ======================================                    ====================
                                                                                      ====================

1997
 Beginning Unit Value                                                          $10.00                                 $10.00
                                                ==============================================================================
                                                ===================                   ====================
 Ending Unit Value                                                             $13.15                                 $10.95
                                                ==============================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                                            94,900.40                             167,748.34
                                                ===================
                                                ==============================================================================
 Net Assets (000's)                                                            $1,248                                 $1,837
                                                ==============================================================================
                                                ===================

1996
 Beginning Unit Value
                                                ==============================================================================
                                                ==============================================================================
 Ending Unit Value
                                                ==============================================================================
                                                ==============================================================================
 Number of Units Outstanding
                                                ==============================================================================
                                                ===================
 Net Assets (000's)
                                                ==============================================================================


-------------------------------------
      0.95               1.25

    12/04/95           10/05/84


           $24.24             $85.06
=====================================
           $22.11             $77.33
=====================================

     3,707,280.13       5,911,559.63
=====================================
          $81,956           $457,145
=====================================


           $20.44             $71.93

=====================================
           $24.24             $85.06

=====================================

     1,877,727.40       6,767,826.02

=====================================
          $45,520           $575,651
=====================================



           $16.27             $57.44

=====================================
           $20.44             $71.93

=====================================

     1,470,364.97       7,484,324.11
=====================================

          $30,053           $538,337
=====================================



           $12.43             $44.00
=====================================

           $16.27             $57.44
=====================================


     2,328,852.18       8,215,445.99

=====================================
          $37,890           $471,895
=====================================



           $10.30             $36.57
=====================================
=====================================
           $12.43             $44.00
=====================================
=====================================
     2,057,207.66       7,884,581.79
=====================================

          $25,565           $346,883
=====================================


                                                                                                              (Continued)






5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                   Maxim T. Rowe Price Equity/Income Portfolio
                                                --------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          06/10/98           01/01/97           05/15/00            06/13/97

2000
 Beginning Unit Value                                       $10.51             $14.27              $10.00             $12.36
                                                ================================================================================
 Ending Unit Value                                          $11.87             $16.02              $10.92             $13.85
                                                ================================================================================
 Number of Units Outstanding
                                                         75,115.23         103,224.91            1,644.45         519,589.86
                                                ================================================================================
 Net Assets (000's)                                           $892             $1,654                 $18             $7,196
                                                ================================================================================

1999
 Beginning Unit Value                                       $10.17             $13.88                                 $12.04
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                          $10.51             $14.27                                 $12.36
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                        104,951.02         132,978.09                             625,382.39
                                                                                      ====================
                                                ================================================================================
 Net Assets (000's)                                         $1,103             $1,898                                 $7,729
                                                ======================================                    ======================
                                                                                      ====================

1998
 Beginning Unit Value                                       $10.00             $12.81                                 $11.14
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                          $10.17             $13.88                                 $12.04
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                        114,503.07         119,756.04                             614,261.17
                                                                   =============================================================
                                                ===================                   ====================
 Net Assets (000's)                                         $1,164             $1,662                                 $7,398
                                                ======================================                    ======================
                                                                                      ====================

1997
 Beginning Unit Value                                                          $10.00                                 $10.00
                                                ================================================================================
                                                ===================                   ====================
 Ending Unit Value                                                             $12.81                                 $11.14
                                                ================================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                                           136,599.23                               1,715.12
                                                ===================
                                                ================================================================================
 Net Assets (000's)                                                            $1,750                                    $19
                                                ================================================================================
                                                ===================

1996
 Beginning Unit Value
                                                ================================================================================
                                                ================================================================================
 Ending Unit Value
                                                ================================================================================
                                                ================================================================================
 Number of Units Outstanding
                                                ================================================================================
                                                ===================
 Net Assets (000's)
                                                ================================================================================


-----------------------------------
    0.95               1.25

  12/04/95           11/09/94


         $17.40             $21.39
===================================
         $19.46             $23.85
===================================

     549,728.52       2,612,275.66
===================================
        $10,696            $62,293
===================================


         $16.99             $20.94

===================================
         $17.40             $21.39

===================================

     427,608.57       3,377,050.02

===================================
         $7,439            $72,219
===================================



         $15.74             $19.47

===================================
         $16.99             $20.94

===================================

     379,091.37       3,756,224.78
===================================

         $6,440            $78,674
===================================



         $12.34             $15.30
===================================

         $15.74             $19.47
===================================


     561,621.67       3,595,375.07

===================================
         $8,840            $70,002
===================================



         $10.43             $12.98
===================================
===================================
         $12.34             $15.30
===================================
===================================
     276,648.63       1,702,863.67
===================================

         $3,413            $26,057
===================================


                                                                                                                   (Continued)






5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                   Maxim T. Rowe Price Mid-Cap Growth Portfolio
                                                --------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          01/02/98           09/11/97           05/15/00            09/11/97

2000
 Beginning Unit Value                                       $15.30             $15.56              $10.00             $15.49
                                                ================================================================================
 Ending Unit Value                                          $16.42             $16.62              $10.25             $16.51
                                                ================================================================================
 Number of Units Outstanding
                                                        790,764.55          23,285.28              615.21          86,437.80
                                                ================================================================================
 Net Assets (000's)                                        $12,987               $387                  $6             $1,427
                                                ================================================================================

1999
 Beginning Unit Value                                       $12.28             $12.56                                 $12.53
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                          $15.30             $15.56                                 $15.49
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                        450,551.56          13,098.81                              51,474.65
                                                                                      ====================
                                                ================================================================================
 Net Assets (000's)                                         $6,892               $204                                   $797
                                                ======================================                    ======================
                                                                                      ====================

1998
 Beginning Unit Value                                       $10.00             $10.33                                 $10.33
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                          $12.28             $12.56                                 $12.53
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                        176,746.72           3,908.23                              36,548.42
                                                                   =============================================================
                                                ===================                   ====================
 Net Assets (000's)                                         $2,170                $49                                   $458
                                                ======================================                    ======================
                                                                                      ====================

1997
 Beginning Unit Value                                                          $10.00                                 $10.00
                                                ================================================================================
                                                ===================                   ====================
 Ending Unit Value                                                             $10.33                                 $10.33
                                                ================================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                                             1,741.25                                      -
                                                ================================================================================
                                                ===================                   ====================
 Net Assets (000's)                                                               $18                                      -
                                                ================================================================================

1996
 Beginning Unit Value
                                                ================================================================================
                                                ===================                   ====================
 Ending Unit Value
                                                ================================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                ======================================                    ======================
                                                ===================                   ====================
 Net Assets (000's)
                                                ================================================================================


-----------------------------------
    0.95               1.25

  09/11/97           09/11/97


         $15.42             $15.32
===================================
         $16.40             $16.24
===================================

     147,864.53         583,195.94
===================================
         $2,425             $9,469
===================================


         $12.49             $12.45

===================================
         $15.42             $15.32

===================================

      93,445.15         470,150.71

===================================
         $1,441             $7,201
===================================



         $10.32             $10.31

===================================
         $12.49             $12.45

===================================

      55,481.56         384,828.79
===================================

           $693             $4,789
===================================



         $10.00             $10.00
===================================

         $10.32             $10.31
===================================


      12,739.10         128,683.86
===================================

           $131             $1,327
===================================



===================================


===================================


===================================


===================================


                                                                                                                       (Continued)






5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                  Maxim Templeton International Equity Portfolio
                                                --------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          06/10/98           01/01/97           05/15/00            06/13/97

2000
 Beginning Unit Value                                       $11.35             $12.38              $10.00             $11.45
                                                ================================================================================
 Ending Unit Value                                          $11.53             $12.51              $10.13             $11.55
                                                ================================================================================
 Number of Units Outstanding
                                                         37,034.10          61,199.98            1,957.79         174,161.75
                                                ================================================================================
 Net Assets (000's)                                           $427               $766                 $20             $2,012
                                                ================================================================================

1999
 Beginning Unit Value                                        $8.73              $9.58                                  $8.88
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                          $11.35             $12.38                                 $11.45
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                         31,627.04          57,822.77                             180,091.70
                                                                                      ====================
                                                ================================================================================
 Net Assets (000's)                                           $359               $716                                 $2,062
                                                ======================================                    ======================
                                                                                      ====================

1998
 Beginning Unit Value                                       $10.00             $10.14                                  $9.42
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                           $8.73              $9.58                                  $8.88
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                         28,867.69          32,162.34                             122,570.24
                                                                   =============================================================
                                                ===================                   ====================
 Net Assets (000's)                                           $252               $308                                 $1,089
                                                ======================================                    ======================
                                                                                      ====================

1997
 Beginning Unit Value                                                          $10.00                                 $10.00
                                                ================================================================================
                                                ===================                   ====================
 Ending Unit Value                                                             $10.14                                  $9.42
                                                ================================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                                            39,222.20                               2,087.94
                                                ===================
                                                ================================================================================
 Net Assets (000's)                                                              $398                                    $20
                                                ================================================================================
                                                ===================

1996
 Beginning Unit Value
                                                ================================================================================
                                                ================================================================================
 Ending Unit Value
                                                ================================================================================
                                                ================================================================================
 Number of Units Outstanding
                                                ================================================================================
                                                ===================
 Net Assets (000's)
                                                ================================================================================



-----------------------------------
    0.95               1.25

  12/04/95           04/13/94


         $15.01             $16.16
===================================
         $15.11             $16.22
===================================

     539,441.58       1,916,973.55
===================================
         $8,151            $31,095
===================================


         $11.66             $12.59

===================================
         $15.01             $16.16

===================================

     492,141.77       2,107,351.45

===================================
         $7,385            $34,051
===================================



         $12.39             $13.43

===================================
         $11.66             $12.59

===================================

     498,703.59       2,333,665.81
===================================

         $5,815            $29,389
===================================



         $12.27             $13.33
===================================

         $12.39             $13.43
===================================


     557,569.31       2,831,592.94

===================================
         $6,908            $38,028
===================================



         $10.36             $11.29
===================================
===================================
         $12.27             $13.33
===================================
===================================
     548,157.84       2,249,181.67
===================================

         $6,725            $29,981
===================================



                                                                                                                     (Continued)






5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                       Maxim Total Return Portfolio
                                                -------------------------------------------
                                                         0.95                 1.25

  Date Commenced Operations                            12/04/95             04/20/94

2000
 Beginning Unit Value                                                -                   -
                                                ===========================================
 Ending Unit Value                                                   -                   -
                                                ===========================================
 Number of Units Outstanding                                         -                   -
                                                ===========================================
 Net Assets (000's)                                                  -                   -
                                                ===========================================

1999
 Beginning Unit Value                                                -                   -
                                                ===========================================
 Ending Unit Value                                                   -                   -
                                                ===========================================
 Number of Units Outstanding                                         -                   -
                                                ===========================================
 Net Assets (000's)                                                  -                   -
                                                ===========================================

1998
 Beginning Unit Value                                           $13.79         $     15.69
                                                ===========================================
 Ending Unit Value                                                   -                   -
                                                ===========================================
 Number of Units Outstanding                                         -                   -
                                                                       ====================
                                                =======================
 Net Assets (000's)                                                  -                   -
                                                ===========================================

1997
 Beginning Unit Value                                           $11.27              $12.87
                                                ===========================================
 Ending Unit Value                                              $13.79              $15.69
                                                ===========================================
 Number of Units Outstanding
                                                                     -              285.72
                                                ===========================================
 Net Assets (000's)                                                  -                  $4

1996
 Beginning Unit Value                                           $10.18              $11.66
                                                ===========================================
                                                ===========================================
 Ending Unit Value                                              $11.27              $12.87
                                                ===========================================
                                                ===========================================
 Number of Units Outstanding                                 26,145.88          382,179.84
                                                ===========================================
 Net Assets (000's)                                               $295              $4,918
                                                ===========================================

                                                                                                         (Continued)






5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                    Maxim U.S. Government Securities Portfolio

                                                -------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          06/10/98           01/01/97           05/15/00            06/13/97

2000
 Beginning Unit Value                                       $10.46             $11.30              $10.00             $11.09
                                                ===============================================================================
 Ending Unit Value                                          $11.57             $12.42              $10.99             $12.17
                                                ===============================================================================
 Number of Units Outstanding
                                                         51,242.81          20,389.60              357.38         303,867.58
                                                ===============================================================================
 Net Assets (000's)                                           $593               $253                  $4             $3,699
                                                ===============================================================================

1999
 Beginning Unit Value                                       $10.43             $11.33                                 $11.14
                                                                                      ====================
                                                ===============================================================================
 Ending Unit Value                                          $10.46             $11.30                                 $11.09
                                                                                      ====================
                                                ===============================================================================
 Number of Units Outstanding
                                                         55,109.13          19,724.89                             350,532.03
                                                                                      ====================
                                                ===============================================================================
 Net Assets (000's)                                           $576               $223                                 $3,888
                                                ======================================                    =====================
                                                                                      ====================

1998
 Beginning Unit Value                                       $10.00             $10.62                                 $10.47
                                                                                      ====================
                                                ===============================================================================
 Ending Unit Value                                          $10.43             $11.33                                 $11.14
                                                                                      ====================
                                                ===============================================================================
 Number of Units Outstanding
                                                          6,374.10          13,389.95                             341,859.87
                                                                   ============================================================
                                                ===================                   ====================
 Net Assets (000's)                                            $66               $152                                 $3,809
                                                ======================================                    =====================
                                                                                      ====================

1997
 Beginning Unit Value                                                          $10.00                                 $10.00
                                                ===============================================================================
                                                ===================                   ====================
 Ending Unit Value                                                             $10.62                                 $10.47
                                                ===============================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                                             3,531.32                                 739.30
                                                ===================
                                                ===============================================================================
 Net Assets (000's)                                                               $38                                     $8
                                                ===============================================================================
                                                ===================

1996
 Beginning Unit Value
                                                ===============================================================================
                                                ===============================================================================
 Ending Unit Value
                                                ===============================================================================
                                                ===============================================================================
 Number of Units Outstanding
                                                ===============================================================================
                                                ===================
 Net Assets (000's)
                                                ===============================================================================


------------------------------------
     0.95               1.25

   12/04/95           04/04/85


          $11.85             $14.18
====================================
          $12.98             $15.48
====================================

      369,129.68       2,041,895.23
====================================
          $4,792            $31,610
====================================


          $11.93             $14.31

====================================
          $11.85             $14.18

====================================

      217,847.85       2,599,233.40

====================================
          $2,582            $36,846
====================================



          $11.23             $13.51

====================================
          $11.93             $14.31

====================================

      151,304.43       3,217,525.64
====================================

          $1,805            $46,046
====================================



          $10.45             $12.61
====================================

          $11.23             $13.51
====================================


      112,314.59       3,225,407.45

====================================
          $1,261            $43,575
====================================



          $10.15             $12.29
====================================
====================================
          $10.45             $12.61
====================================
====================================
      119,989.13       3,234,023.68
====================================

          $1,254            $40,777
====================================



                                                                                                                  (Continued)






5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                           Maxim Value Index Portfolio
                                                --------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          06/10/98           09/11/97           05/15/00            09/11/97

2000
 Beginning Unit Value                                       $11.42             $13.67              $10.00             $13.61
                                                ================================================================================
 Ending Unit Value                                          $12.03             $14.33              $10.33             $14.23
                                                ================================================================================
 Number of Units Outstanding
                                                         10,439.22          13,276.71              113.85          97,721.78
                                                ================================================================================
 Net Assets (000's)                                           $126               $190                  $1             $1,391
                                                ================================================================================

1999
 Beginning Unit Value                                       $10.26             $12.34                                 $12.31
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                          $11.42             $13.67                                 $13.61
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                          7,980.97          13,235.05                              69,752.97
                                                                                      ====================
                                                ================================================================================
 Net Assets (000's)                                            $91               $181                                   $949
                                                ======================================                    ======================
                                                                                      ====================

1998
 Beginning Unit Value                                       $10.00             $10.84                                 $10.84
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                          $10.26             $12.34                                 $12.31
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                          2,711.68           8,915.02                              41,993.96
                                                                   =============================================================
                                                ===================                   ====================
 Net Assets (000's)                                            $28               $110                                   $517
                                                ======================================                    ======================
                                                                                      ====================

1997
 Beginning Unit Value                                                          $10.00                                 $10.00
                                                ================================================================================
                                                ===================                   ====================
 Ending Unit Value                                                             $10.84                                  10.84
                                                ================================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                                                    -                                      -
                                                ================================================================================
                                                ===================                   ====================
 Net Assets (000's)                                                                 -                                      -
                                                ================================================================================

1996
 Beginning Unit Value
                                                ================================================================================
                                                ===================                   ====================
 Ending Unit Value
                                                ================================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                ======================================                    ======================
                                                ===================                   ====================
 Net Assets (000's)
                                                ================================================================================


-----------------------------------
    0.95               1.25

  09/11/97           09/11/97


         $13.55             $13.46
===================================
         $14.14             $14.00
===================================

      70,893.39         424,615.85
===================================
         $1,002             $5,945
===================================


         $12.28             $12.23

===================================
         $13.55             $13.46

===================================

      40,924.99         424,659.62

===================================
           $554             $5,714
===================================



         $10.83             $10.82

===================================
         $12.28             $12.23

===================================

      23,951.01         362,062.57
===================================

           $294             $4,428
===================================



         $10.00             $10.00
===================================

         $10.83             $10.82
===================================


      12,307.01          55,506.37
===================================

           $133               $601
===================================



===================================


===================================


===================================


===================================



                                                                                                                Continued)






5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                       AIM Blue Chip Fund Class A Portfolio
                                                --------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          06/15/00           06/15/00           06/15/00            06/15/00

2000
 Beginning Unit Value                                       $10.00             $10.00              $10.00             $10.00
                                                ================================================================================
 Ending Unit Value                                          $ 8.61              $8.58               $8.58              $8.57
                                                ================================================================================
 Number of Units Outstanding
                                                             29.74           5,048.31                   -           6,938.89
                                                ================================================================================
 Net Assets (000's)                                             $0                $43                   -                $59
                                                ================================================================================

1999
 Beginning Unit Value
                                                ================================================================================
                                                ================================================================================
 Ending Unit Value
                                                ================================================================================
                                                ================================================================================
 Number of Units Outstanding
                                                ================================================================================
                                                ================================================================================
 Net Assets (000's)
                                                ================================================================================

1998
 Beginning Unit Value
                                                ================================================================================
                                                ================================================================================
 Ending Unit Value
                                                ================================================================================
                                                ================================================================================
 Number of Units Outstanding
                                                ================================================================================
                                                ================================================================================
 Net Assets (000's)
                                                ================================================================================

1997
 Beginning Unit Value
                                                ================================================================================
                                                ================================================================================
 Ending Unit Value
                                                ================================================================================
                                                ================================================================================
 Number of Units Outstanding
                                                ================================================================================
                                                ================================================================================
 Net Assets (000's)
                                                ================================================================================

1996
 Beginning Unit Value
                                                ================================================================================
                                                ===================                   ====================
 Ending Unit Value
                                                ================================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                ======================================                    ======================
                                                ===================                   ====================
 Net Assets (000's)
                                                ================================================================================

-----------------------------------
    0.95               1.25

  06/15/00           06/15/00


         $10.00             $10.00
===================================
          $8.56              $8.55
===================================

      33,594.30         290,970.96
===================================
           $288             $2,488
===================================



===================================
===================================

===================================
===================================

===================================
===================================

===================================



===================================
===================================

===================================
===================================

===================================
===================================

===================================



===================================
===================================

===================================
===================================

===================================
===================================

===================================



===================================


===================================


===================================


===================================




                                                                                                                   (Continued)





5. SELECTED DATA

                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                           Alger American Balanced Fund

                                                -------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          09/13/99           09/13/99           05/15/00            09/13/99

2000
 Beginning Unit Value                                       $11.41             $11.39              $10.00             $11.38
                                                ===============================================================================
 Ending Unit Value                                          $11.09             $11.01               $9.44             $10.98
                                                ===============================================================================
 Number of Units Outstanding                                                                            -
                                                                 -           5,064.04                              12,856.34
                                                ===============================================================================
 Net Assets (000's)                                              -                $56                   -               $141
                                                ===============================================================================

1999
 Beginning Unit Value                                       $10.00             $10.00                                 $10.00
                                                                                      ====================
                                                ===============================================================================
 Ending Unit Value                                          $11.41             $11.39                                 $11.38
                                                                                      ====================
                                                ===============================================================================
 Number of Units Outstanding
                                                                 -           3,334.40                               3,327.96
                                                                                      ====================
                                                ===============================================================================
 Net Assets (000's)                                              -                $38                                    $38
                                                ===============================================================================

1998
 Beginning Unit Value
                                                ===============================================================================
                                                ===============================================================================
 Ending Unit Value
                                                ===============================================================================
                                                ===============================================================================
 Number of Units Outstanding
                                                ===============================================================================
                                                ===============================================================================
 Net Assets (000's)
                                                ===============================================================================

1997
 Beginning Unit Value
                                                ===============================================================================
                                                ===============================================================================
 Ending Unit Value
                                                ===============================================================================
                                                ===============================================================================
 Number of Units Outstanding
                                                ===============================================================================
                                                ===============================================================================
 Net Assets (000's)
                                                ===============================================================================

1996
 Beginning Unit Value
                                                ===============================================================================
                                                ===================                   ====================
 Ending Unit Value
                                                ===============================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                ======================================                    =====================
                                                ===================                   ====================
 Net Assets (000's)
                                                ===============================================================================

------------------------------------
     0.95               1.25

   09/13/99           09/13/99


          $11.37             $11.36
====================================
          $10.96             $10.91
====================================

      109,400.16         505,908.25
====================================
          $1,199             $5,521
====================================


          $10.00             $10.00

====================================
          $11.37             $11.36

====================================

       15,039.58          94,918.42

====================================
            $171             $1,079
====================================



====================================
====================================

====================================
====================================

====================================
====================================

====================================



====================================
====================================

====================================
====================================

====================================
====================================

====================================



====================================


====================================


====================================


====================================




                                                                                                                   (Continued)


5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                        Alger American Mid-Cap Growth Fund

                                                -------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          09/13/99           09/13/99           05/15/00            09/13/99

2000
 Beginning Unit Value                                       $12.24             $12.21              $10.00             $12.21
                                                ===============================================================================
 Ending Unit Value                                          $13.36             $13.26               $9.83             $13.23
                                                ===============================================================================
 Number of Units Outstanding                                                                            -
                                                          6,106.52          50,676.45                              41,598.74
                                                ===============================================================================
 Net Assets (000's)                                            $82               $672                   -               $550
                                                ===============================================================================

1999
 Beginning Unit Value                                       $10.00             $10.00                                 $10.00
                                                                                      ====================
                                                ===============================================================================
 Ending Unit Value                                          $12.24             $12.21                                 $12.21
                                                                                      ====================
                                                ===============================================================================
 Number of Units Outstanding
                                                          4,468.96           2,819.93                               4,173.07
                                                                                      ====================
                                                ===============================================================================
 Net Assets (000's)                                            $55                $34                                    $51
                                                ===============================================================================

1998
 Beginning Unit Value
                                                ===============================================================================
                                                ===============================================================================
 Ending Unit Value
                                                ===============================================================================
                                                ===============================================================================
 Number of Units Outstanding
                                                ===============================================================================
                                                ===============================================================================
 Net Assets (000's)
                                                ===============================================================================

1997
 Beginning Unit Value
                                                ===============================================================================
                                                ===============================================================================
 Ending Unit Value
                                                ===============================================================================
                                                ===============================================================================
 Number of Units Outstanding
                                                ===============================================================================
                                                ===============================================================================
 Net Assets (000's)
                                                ===============================================================================

1996
 Beginning Unit Value
                                                ===============================================================================
                                                ===================                   ====================
 Ending Unit Value
                                                ===============================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                ======================================                    =====================
                                                ===================                   ====================
 Net Assets (000's)
                                                ===============================================================================

------------------------------------
     0.95               1.25

   09/13/99           09/13/99


          $12.20             $12.19
====================================
          $13.20             $13.15
====================================

      219,146.68         865,700.73
====================================
          $2,892            $11,380
====================================


          $10.00             $10.00

====================================
          $12.20             $12.19

====================================

       13,680.57         126,221.16

====================================
            $167             $1,539
====================================



====================================
====================================

====================================
====================================

====================================
====================================

====================================



====================================
====================================

====================================
====================================

====================================
====================================

====================================



====================================


====================================


====================================


====================================



                                                                                                                   (Continued)


5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                         American Century VP Balanced Fund
                                                ----------------------------------------------------
                                                          0.95                      1.25

  Date Commenced Operations                             12/04/95                  08/03/92

2000
 Beginning Unit Value                                              $16.15                    $20.36
                                                ====================================================
 Ending Unit Value                                                 $15.58                    $19.58
                                                ====================================================
 Number of Units Outstanding                                                               1,950.18
                                                                          588.23
                                                ====================================================
 Net Assets (000's)                                                    $9                       $38
                                                ====================================================

1999
 Beginning Unit Value                                              $14.88                    $18.77
                                                ====================================================
 Ending Unit Value                                                 $16.15                    $20.36
                                                ====================================================
 Number of Units Outstanding                                                               1,841.07
                                                                          588.23
                                                ====================================================
 Net Assets (000's)                                                   $10                       $37
                                                ====================================================

1998
 Beginning Unit Value                                              $12.98                    $16.41
                                                ====================================================
 Ending Unit Value                                                 $14.88                    $18.77
                                                ====================================================
 Number of Units Outstanding                                     1,003.91                  1,510.32
                                                                          ==========================
                                                ==========================
 Net Assets (000's)                                                   $15                       $28
                                                ====================================================

1997
 Beginning Unit Value                                              $11.31                    $14.36
                                                ====================================================
 Ending Unit Value                                                 $12.98                    $16.41
                                                ====================================================
 Number of Units Outstanding                                     3,607.78                  1,890.46
                                                ====================================================
 Net Assets (000's)                                                   $47                       $31

1996
 Beginning Unit Value                                              $10.18                    $12.96
                                                ====================================================
                                                ====================================================
 Ending Unit Value                                                 $11.31                    $14.36
                                                ====================================================
                                                ====================================================
 Number of Units Outstanding                                   237,929.35              3,238,207.89
                                                ====================================================
 Net Assets (000's)                                                $2,692                   $46,492
                                                ====================================================

                                                                                                                  (Continued)

5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                  American Century VP Capital Appreciation Fund
                                                --------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          06/10/98           01/01/97           05/15/00            06/13/97

2000
 Beginning Unit Value                                       $15.99             $15.32              $10.00             $16.01
                                                ================================================================================
 Ending Unit Value                                          $17.51             $16.61              $10.21             $17.32
                                                ================================================================================
 Number of Units Outstanding
                                                                 -                  -                   -                  -
                                                ================================================================================
 Net Assets (000's)                                              -                  -                   -                  -
                                                ================================================================================

1999
 Beginning Unit Value                                        $9.72             $ 9.36                                 $ 9.80
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                          $15.99             $15.32                                 $16.01
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                         41,010.46          83,735.91                             166,119.99
                                                                                      ====================
                                                ================================================================================
 Net Assets (000's)                                           $656             $1,283                                 $2,659
                                                ======================================                    ======================
                                                                                      ====================

1998
 Beginning Unit Value                                       $10.00              $9.62                                 $10.09
                                                                                      ====================
                                                ================================================================================
 Ending Unit Value                                           $9.72              $9.36                                  $9.80
                                                                                      ====================
                                                ================================================================================
 Number of Units Outstanding
                                                         25,906.23          10,882.95                             164,721.68
                                                                   =============================================================
                                                ===================                   ====================
 Net Assets (000's)                                           $252               $102                                 $1,615
                                                ======================================                    ======================
                                                                                      ====================

1997
 Beginning Unit Value                                                          $10.00                                 $10.00
                                                ================================================================================
                                                ===================                   ====================
 Ending Unit Value                                                              $9.62                                 $10.09
                                                ================================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                                            14,859.84                                 449.77
                                                ===================
                                                ================================================================================
 Net Assets (000's)                                                              $143                                     $5
                                                ================================================================================
                                                ===================

1996
 Beginning Unit Value
                                                ================================================================================
                                                ================================================================================
 Ending Unit Value
                                                ================================================================================
                                                ================================================================================
 Number of Units Outstanding
                                                ================================================================================
                                                ===================
 Net Assets (000's)
                                                ================================================================================


-----------------------------------
    0.95               1.25

  12/04/95           08/07/92


         $14.23             $21.16
===================================
         $15.36             $22.79
===================================

              -               0.28
===================================
              -                 $0
===================================


         $ 8.73             $13.02

===================================
         $14.23             $21.16

===================================

     275,889.98       1,402,602.44

===================================
         $3,925            $29,684
===================================



          $9.01             $13.48

===================================
          $8.73             $13.02

===================================

     304,341.17       2,088,303.72
===================================

         $2,656            $27,197
===================================



          $9.40             $14.11
===================================

          $9.01             $13.48
===================================


     331,874.62       3,207,248.87

===================================
         $2,990            $43,234
===================================



          $9.92             $14.93
===================================
===================================
          $9.40             $14.11
===================================
===================================
     585,432.85       4,560,706.32
===================================

         $5,503            $64,356
===================================



----------------------------------
   0.95                      1.25

 06/15/00                 6/15/00


        $10.00             $10.00
==================================
        $11.85             $11.83
==================================

     11,586.51          27,963.04
==================================
          $137               $331
==================================



==================================
==================================

==================================
==================================

==================================
==================================

==================================



==================================
==================================

==================================
==================================

==================================
==================================

==================================



==================================
==================================

==================================
==================================

==================================
==================================

==================================



==================================


==================================


==================================


==================================





                                                                                                                      (Continued)





5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                               American Century Investment Equity Income Portfolio
                                                ---------------------------------------------------------------------------------
                                                       0.00               0.55               0.65                0.75

  Date Commenced Operations                          06/15/00           06/15/00           06/15/00            06/15/00

2000
 Beginning Unit Value                                       $10.00             $10.00              $10.00             $10.00
                                                =================================================================================
 Ending Unit Value                                          $11.91             $11.87              $11.86             $11.86
                                                =================================================================================
 Number of Units Outstanding                                                                            -
                                                                 -               7.61                               1,337.27
                                                =================================================================================
 Net Assets (000's)                                              -                 $0                   -                $16
                                                =================================================================================

1999
 Beginning Unit Value
                                                =================================================================================
                                                =================================================================================
 Ending Unit Value
                                                =================================================================================
                                                =================================================================================
 Number of Units Outstanding
                                                =================================================================================
                                                =================================================================================
 Net Assets (000's)
                                                =================================================================================

1998
 Beginning Unit Value
                                                =================================================================================
                                                =================================================================================
 Ending Unit Value
                                                =================================================================================
                                                =================================================================================
 Number of Units Outstanding
                                                =================================================================================
                                                =================================================================================
 Net Assets (000's)
                                                =================================================================================

1997
 Beginning Unit Value
                                                =================================================================================
                                                =================================================================================
 Ending Unit Value
                                                =================================================================================
                                                =================================================================================
 Number of Units Outstanding
                                                =================================================================================
                                                =================================================================================
 Net Assets (000's)
                                                =================================================================================

1996
 Beginning Unit Value
                                                =================================================================================
                                                ===================                   ====================
 Ending Unit Value
                                                =================================================================================
                                                ===================                   ====================
 Number of Units Outstanding
                                                ======================================                    =======================
                                                ===================                   ====================
 Net Assets (000's)
                                                =================================================================================


----------------------------------
   0.95                      1.25

 06/15/00                 6/15/00


        $10.00             $10.00
==================================
        $11.85             $11.83
==================================

     11,586.51          27,963.04
==================================
          $137               $331
==================================



==================================
==================================

==================================
==================================

==================================
==================================

==================================



==================================
==================================

==================================
==================================

==================================
==================================

==================================



==================================
==================================

==================================
==================================

==================================
==================================

==================================



==================================


==================================


==================================


==================================







                                                                      (Continued)





  5. SELECTED DATA
                               The following is a summary of selected data for a
  unit of capital and net assets of the Series Account.

                                                           American Century Income
                                                                     & Growth Fund
                                                  -------------------------
                                                                              0.75

    Date Commenced Operations                             11/01/00

  2000
   Beginning Unit Value                                             $10.00
                                                  =========================
   Ending Unit Value                                                 $9.45
                                                  =========================
   Number of Units Outstanding                                           -
                                                  =========================
   Net Assets (000's)                                                    -
                                                  =========================

  1999
   Beginning Unit Value
                                                  =========================
                                                  =========================
   Ending Unit Value
                                                  =========================
                                                  =========================
   Number of Units Outstanding
                                                  =========================
                                                  =========================
   Net Assets (000's)
                                                  =========================

  1998
   Beginning Unit Value
                                                  =========================
                                                  =========================
   Ending Unit Value
                                                  =========================
                                                  =========================
   Number of Units Outstanding
                                                  =========================
                                                  =========================
   Net Assets (000's)
                                                  =========================

  1997
   Beginning Unit Value
                                                  =========================
                                                  =========================
   Ending Unit Value
                                                  =========================
                                                  =========================
   Number of Units Outstanding
                                                  =========================
                                                  =========================
   Net Assets (000's)
                                                =========================

1996
 Beginning Unit Value
                                                =========================
                                                =========================
 Ending Unit Value
                                                =========================
                                                =========================
 Number of Units Outstanding
                                                =========================
                                                =========================
 Net Assets (000's)
                                                =========================

                                                                                  (Continued)


5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                              Artisan International Fund

                                                ----------------------------------------------------------------------------------
                                                       0.00                0.55                0.65                0.75

  Date Commenced Operations                          06/15/00            06/15/00            06/15/00            06/15/00

2000
 Beginning Unit Value                                        $10.00              $10.00              $10.00              $10.00
                                                ==================================================================================
 Ending Unit Value                                            $8.54               $8.51                8.51               $8.50
                                                ==================================================================================
 Number of Units Outstanding
                                                              15.37            1,005.81                   -            2,436.41
                                                ==================================================================================
 Net Assets (000's)                                              $0                  $9                   -                 $21
                                                ==================================================================================

1999
 Beginning Unit Value
                                                ==================================================================================
                                                ==================================================================================
 Ending Unit Value
                                                ==================================================================================
                                                ==================================================================================
 Number of Units Outstanding
                                                ==================================================================================
                                                ==================================================================================
 Net Assets (000's)
                                                ==================================================================================

1998
 Beginning Unit Value
                                                ==================================================================================
                                                ==================================================================================
 Ending Unit Value
                                                ==================================================================================
                                                ==================================================================================
 Number of Units Outstanding
                                                ==================================================================================
                                                ==================================================================================
 Net Assets (000's)
                                                ==================================================================================

1997
 Beginning Unit Value
                                                ==================================================================================
                                                ==================================================================================
 Ending Unit Value
                                                ==================================================================================
                                                ==================================================================================
 Number of Units Outstanding
                                                ==================================================================================
                                                ==================================================================================
 Net Assets (000's)
                                                ==================================================================================

1996
 Beginning Unit Value
                                                ==================================================================================
                                                ==================================================================================
 Ending Unit Value
                                                ==================================================================================
                                                ==================================================================================
 Number of Units Outstanding
                                                ==================================================================================
                                                ==================================================================================
 Net Assets (000's)
                                                ==================================================================================


--------------------------------------
     0.95                        1.25

   06/15/00            06/15/00


           $10.00              $10.00
======================================
            $8.49               $8.48
======================================

        25,053.26          144,380.21
======================================
             $213              $1,224
======================================



======================================
======================================

======================================
======================================

======================================
======================================

======================================



======================================
======================================

======================================
======================================

======================================
======================================

======================================



======================================
======================================

======================================
======================================

======================================
======================================

======================================



======================================
======================================

======================================
======================================

======================================
======================================

======================================



                                                                                                                     (Continued)



5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                       Fidelity Investments VIP Growth Portfolio
                                                ----------------------------------------------------------------------------------
                                                       0.00                0.55                0.65                0.75

  Date Commenced Operations                          06/10/98            01/01/97            05/15/00            06/13/97

2000
 Beginning Unit Value                                        $16.74              $23.29              $10.00              $20.43
                                                ==================================================================================
 Ending Unit Value                                           $14.90              $20.62               $8.90              $18.05
                                                ==================================================================================
 Number of Units Outstanding
                                                          71,676.33          272,931.05            4,540.67          914,067.65
                                                ==================================================================================
 Net Assets (000's)                                          $1,068              $5,627                 $40             $16,500
                                                ==================================================================================

1999
 Beginning Unit Value                                        $12.18              $17.04                                  $14.98
                                                                                        ====================
                                                ==================================================================================
 Ending Unit Value                                           $16.74              $23.29                                  $20.43
                                                                                        ====================
                                                ==================================================================================
 Number of Units Outstanding
                                                          82,726.28          279,463.28                              755,950.03
                                                                                        ====================
                                                ==================================================================================
 Net Assets (000's)                                          $1,385              $6,508                                 $15,444
                                                ========================================                    ======================
                                                                                        ====================

1998
 Beginning Unit Value                                        $10.00              $12.28                                  $10.82
                                                                                        ====================
                                                ==================================================================================
 Ending Unit Value                                           $12.18              $17.04                                  $14.98
                                                                                        ====================
                                                ==================================================================================
 Number of Units Outstanding
                                                          56,691.14          157,481.96                              593,071.00
                                                                    ==============================================================
                                                ====================                    ====================
 Net Assets (000's)                                            $691              $2,683                                  $8,882
                                                ========================================                    ======================
                                                                                        ====================

1997
 Beginning Unit Value                                                            $10.00                                  $10.00
                                                ==================================================================================
                                                ====================                    ====================
 Ending Unit Value                                                               $12.28                                  $10.82
                                                ==================================================================================
                                                ====================                    ====================
 Number of Units Outstanding
                                                                             157,223.90                                3,446.98
                                                ====================
                                                ==================================================================================
 Net Assets (000's)                                                              $1,931                                     $37
                                                ==================================================================================
                                                ====================

1996
 Beginning Unit Value
                                                ==================================================================================
                                                ==================================================================================
 Ending Unit Value
                                                ==================================================================================
                                                ==================================================================================
 Number of Units Outstanding
                                                ==================================================================================
                                                ====================
 Net Assets (000's)
                                                ==================================================================================


--------------------------------------
     0.95                1.25

   12/04/95            04/21/94


           $25.14              $33.23
======================================
           $22.17              $29.22
======================================

     1,163,198.41        4,063,604.45
======================================
          $25,785            $118,728
======================================


           $18.46              $24.48

======================================
           $25.14              $33.23

======================================

       727,652.01        3,970,113.12

======================================
          $18,292            $131,938
======================================



           $13.36              $17.77

======================================
           $18.46              $24.48

======================================

       503,651.35        3,681,235.62
======================================

           $9,300             $90,127
======================================



           $10.93              $14.57
======================================

           $13.36              $17.77
======================================


       588,801.03        3,352,899.82

======================================
           $7,866             $59,581
======================================



            $9.62              $12.86
======================================
======================================
           $10.93              $14.57
======================================
======================================
       463,651.69        2,500,808.02
======================================

           $5,068             $36,439
======================================




                                                                                                                    (Continued)


5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                              Fidelity Investments VIP II Asset Manager Portfolio
                                                -----------------------------------------------------------------------------------
                                                       0.00                0.55                0.65                0.75

  Date Commenced Operations                          06/10/98            01/01/97            05/15/00            06/13/97

2000
 Beginning Unit Value                                        $11.75              $15.17              $10.00              $13.53
                                                ===================================================================================
 Ending Unit Value                                           $11.29              $14.49               $9.70              $12.90
                                                ===================================================================================
 Number of Units Outstanding
                                                                  -                   -                   -                   -
                                                ===================================================================================
 Net Assets (000's)                                               -                   -                   -                   -
                                                ===================================================================================

1999
 Beginning Unit Value                                        $10.58              $13.73                                  $12.27
                                                                                        ====================
                                                ===================================================================================
 Ending Unit Value                                           $11.75              $15.17                                  $13.53
                                                                                        ====================
                                                ===================================================================================
 Number of Units Outstanding
                                                          39,365.73           44,428.26                              289,063.48
                                                                                        ====================
                                                ===================================================================================
 Net Assets (000's)                                            $463                $674                                  $3,911
                                                ========================================                    =======================
                                                                                        ====================

1998
 Beginning Unit Value                                        $10.00              $12.00                                  $10.74
                                                                                        ====================
                                                ===================================================================================
 Ending Unit Value                                           $10.58              $13.73                                  $12.27
                                                                                        ====================
                                                ===================================================================================
 Number of Units Outstanding
                                                          32,619.73           38,527.01                              287,339.45
                                                                    ===============================================================
                                                ====================                    ====================
 Net Assets (000's)                                            $345                $529                                  $3,526
                                                ========================================                    =======================
                                                                                        ====================

1997
 Beginning Unit Value                                                            $10.00                                  $10.00
                                                ===================================================================================
                                                ====================                    ====================
 Ending Unit Value                                                               $12.00                                  $10.74
                                                ===================================================================================
                                                ====================                    ====================
 Number of Units Outstanding
                                                                              41,233.13                                1,232.17
                                                ====================
                                                ===================================================================================
 Net Assets (000's)                                                                $495                                     $13
                                                ===================================================================================
                                                ====================

1996
 Beginning Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Ending Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Number of Units Outstanding
                                                ===================================================================================
                                                ====================
 Net Assets (000's)
                                                ===================================================================================

-------------------------------------
    0.95                1.25

  12/04/95            04/21/94


          $17.89              $18.07
=====================================
          $17.03              $17.15
=====================================

               -                0.37
=====================================
               -                  $0
=====================================


          $16.26              $16.47

=====================================
          $17.89              $18.07

=====================================

      166,809.69        1,383,474.11

=====================================
          $2,985             $25,005
=====================================



          $14.27              $14.50

=====================================
          $16.26              $16.47

=====================================

      163,995.76        2,065,741.39
=====================================

          $2,667             $34,030
=====================================



          $11.91              $12.17
=====================================

          $14.27              $14.50
=====================================


      243,166.13        2,104,778.43

=====================================
          $3,470             $30,519
=====================================



          $10.49              $10.76
=====================================
=====================================
          $11.91              $12.17
=====================================
=====================================
      220,279.35        1,593,034.53
=====================================

          $2,623             $19,393
=====================================





                                                                                                                  (Continued)

5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                   Fidelity Investments VIP II Contrafund Portfolio
                                                -----------------------------------------------------------------------------------
                                                       0.00                0.55                0.65                0.75

  Date Commenced Operations                          11/12/98            11/12/98            05/15/00            11/12/98

2000
 Beginning Unit Value                                        $14.55              $14.46              $10.00              $14.43
                                                ===================================================================================
 Ending Unit Value                                           $13.59              $13.43               $9.57              $13.37
                                                ===================================================================================
 Number of Units Outstanding
                                                             591.75           18,743.50              133.86           35,037.54
                                                ===================================================================================
 Net Assets (000's)                                              $8                $252                  $1                $469
                                                ===================================================================================

1999
 Beginning Unit Value                                        $11.71              $11.70                                  $11.70
                                                                                        ====================
                                                ========================================                    =======================
 Ending Unit Value                                           $14.55              $14.46                                  $14.43
                                                                                        ====================
                                                ===================================================================================
 Number of Units Outstanding
                                                           1,704.69           24,132.61                               19,034.82
                                                                                        ====================
                                                ===================================================================================
 Net Assets (000's)                                             $25                $349                                    $275
                                                ========================================                    =======================
                                                                                        ====================

1998
 Beginning Unit Value                                        $10.00              $10.00                                  $10.00
                                                                                        ====================
                                                ===================================================================================
 Ending Unit Value                                           $11.71              $11.70                                  $11.70
                                                                                        ====================
                                                ===================================================================================
 Number of Units Outstanding
                                                                  -                   -                                  545.53
                                                                    ===============================================================
                                                ====================                    ====================
 Net Assets (000's)                                               -                   -                                      $6
                                                ===================================================================================

1997
 Beginning Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Ending Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Number of Units Outstanding
                                                ===================================================================================
                                                ===================================================================================
 Net Assets (000's)
                                                ===================================================================================

1996
 Beginning Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Ending Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Number of Units Outstanding
                                                ===================================================================================
                                                ===================================================================================
 Net Assets (000's)
                                                ===================================================================================

-------------------------------------
    0.95                1.25

  11/12/98            11/12/98


          $14.40              $14.35
=====================================
          $13.32              $13.23
=====================================

      198,939.20          777,969.30
=====================================
          $2,649             $10,294
=====================================


          $11.70              $11.69

=====================================
          $14.40              $14.35

=====================================

       84,529.68          490,770.66

=====================================
          $1,217              $7,041
=====================================



          $10.00              $10.00

=====================================
          $11.70              $11.69

=====================================

        1,792.37           79,502.22
=====================================

             $21                $930
=====================================



=====================================
=====================================

=====================================
=====================================

=====================================
=====================================

=====================================



=====================================
=====================================

=====================================
=====================================

=====================================
=====================================

=====================================




                                                                                                                   (Continued)


5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                              Franklin Small Cap
                                                                Growth Portfolio
                                                -------------------------
                                                                            0.75

  Date Commenced Operations                             11/01/00

2000
 Beginning Unit Value                                             $10.00
                                                =========================
 Ending Unit Value                                                 $8.50
                                                =========================
 Number of Units Outstanding
                                                                          106.52
                                                =========================
 Net Assets (000's)                                                   $1
                                                =========================

1999
 Beginning Unit Value
                                                =========================
                                                =========================
 Ending Unit Value
                                                =========================
                                                =========================
 Number of Units Outstanding
                                                =========================
                                                =========================
 Net Assets (000's)
                                                =========================

1998
 Beginning Unit Value
                                                =========================
                                                =========================
 Ending Unit Value
                                                =========================
                                                =========================
 Number of Units Outstanding
                                                =========================
                                                =========================
 Net Assets (000's)
                                                =========================

1997
 Beginning Unit Value
                                                =========================
                                                =========================
 Ending Unit Value
                                                =========================
                                                =========================
 Number of Units Outstanding
                                                =========================
                                                =========================
 Net Assets (000's)
                                                =========================

1996
 Beginning Unit Value
                                                =========================
                                                =========================
 Ending Unit Value
                                                =========================
                                                =========================
 Number of Units Outstanding
                                                =========================
                                                =========================
 Net Assets (000's)
                                                =========================

                                                                                                                 (Continued)

5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                              INVESCO Dynamics Portfolio
                                                ----------------------------------------------------------------------------------
                                                       0.00                0.55                0.65                0.75

  Date Commenced Operations                          06/15/00            06/15/00            06/15/00            06/15/00

2000
 Beginning Unit Value                                        $10.00              $10.00              $10.00              $10.00
                                                ==================================================================================
 Ending Unit Value                                            $8.51               $8.49               $8.48               $8.48
                                                ==================================================================================
 Number of Units Outstanding
                                                              13.77           17,153.05                0.23           13,292.47
                                                ==================================================================================
 Net Assets (000's)                                              $0                $146                   -                $113
                                                ==================================================================================

1999
 Beginning Unit Value
                                                ==================================================================================
                                                ==================================================================================
 Ending Unit Value
                                                ==================================================================================
                                                ==================================================================================
 Number of Units Outstanding
                                                ==================================================================================
                                                ==================================================================================
 Net Assets (000's)
                                                ==================================================================================
                                                ==================================================================================

                                                ==================================================================================
1998
 Beginning Unit Value
                                                ==================================================================================
                                                ==================================================================================
 Ending Unit Value
                                                ==================================================================================
                                                ==================================================================================
 Number of Units Outstanding
                                                ==================================================================================
                                                ==================================================================================
 Net Assets (000's)
                                                ==================================================================================

1997
 Beginning Unit Value
                                                ==================================================================================
                                                ==================================================================================
 Ending Unit Value
                                                ==================================================================================
                                                ==================================================================================
 Number of Units Outstanding
                                                ==================================================================================
                                                ==================================================================================
 Net Assets (000's)
                                                ==================================================================================

1996
 Beginning Unit Value
                                                ==================================================================================
                                                ==================================================================================
 Ending Unit Value
                                                ==================================================================================
                                                ==================================================================================
 Number of Units Outstanding
                                                ==================================================================================
                                                ==================================================================================
 Net Assets (000's)
                                                ==================================================================================
                                                ==================================================================================

                                                ==================================================================================

--------------------------------------
     0.95                1.25

   06/15/00            06/15/00


           $10.00              $10.00
======================================
            $8.47               $8.46
======================================

        90,122.19          341,994.64
======================================
             $763              $2,892
======================================



======================================
======================================

======================================
======================================

======================================
======================================

======================================
======================================

======================================


======================================
======================================

======================================
======================================

======================================
======================================

======================================



======================================
======================================

======================================
======================================

======================================
======================================

======================================



======================================
======================================

======================================
======================================

======================================
======================================

======================================
======================================

======================================



                                                                                                                   (Continued)

5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                            Janus Fund Portfolio
                                                --------------------------
                                                                            0.75

  Date Commenced Operations                             11/01/00

2000
 Beginning Unit Value                                              $10.00
                                                ==========================
 Ending Unit Value                                                  $8.57
                                                ==========================
 Number of Units Outstanding
                                                                           39.50
                                                ==========================
 Net Assets (000's)                                                     -
                                                ==========================

1999
 Beginning Unit Value
                                                ==========================
                                                ==========================
 Ending Unit Value
                                                ==========================
                                                ==========================
 Number of Units Outstanding
                                                ==========================
                                                ==========================
 Net Assets (000's)
                                                ==========================

1998
 Beginning Unit Value
                                                ==========================
                                                ==========================
 Ending Unit Value
                                                ==========================
                                                ==========================
 Number of Units Outstanding
                                                ==========================
                                                ==========================
 Net Assets (000's)
                                                ==========================

1997
 Beginning Unit Value
                                                ==========================
                                                ==========================
 Ending Unit Value
                                                ==========================
                                                ==========================
 Number of Units Outstanding
                                                ==========================
                                                ==========================
 Net Assets (000's)
                                                ==========================

1996
 Beginning Unit Value
                                                ==========================
                                                ==========================
 Ending Unit Value
                                                ==========================
                                                ==========================
 Number of Units Outstanding
                                                ==========================
                                                ==========================
 Net Assets (000's)
                                                ==========================


                                                                                                                (Continued)

5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                 Janus Aspen Worldwide Growth Portfolio
                                                -----------------------------------------
                                                       0.75                 .95

  Date Commenced Operations                          06/02/98             10/12/98

2000
 Beginning Unit Value                                        $17.31               $20.54
                                                =========================================
 Ending Unit Value                                           $14.49               $17.16
                                                =========================================
 Number of Units Outstanding                                                  171,579.82
                                                                      209,494.46
                                                =========================================
 Net Assets (000's)                                          $3,035                2,944
                                                =========================================

1999
 Beginning Unit Value                                        $10.65               $12.59
                                                =========================================
 Ending Unit Value                                           $17.31               $20.54
                                                =========================================
 Number of Units Outstanding
                                                         123,401.32           105,742.62
                                                =========================================
 Net Assets (000's)                                          $2,136               $2,172
                                                =========================================

1998
 Beginning Unit Value                                        $10.00               $10.00
                                                =========================================
 Ending Unit Value                                           $10.65               $12.59
                                                =========================================
 Number of Units Outstanding
                                                          17,591.36            48,118.83
                                                                    =====================
                                                ====================
 Net Assets (000's)                                            $187                 $606
                                                =========================================

1997
 Beginning Unit Value
                                                =========================================
                                                =========================================
 Ending Unit Value
                                                =========================================
                                                =========================================
 Number of Units Outstanding
                                                =========================================
                                                =========================================
 Net Assets (000's)
                                                =========================================

1996
 Beginning Unit Value
                                                =========================================
                                                =========================================
 Ending Unit Value
                                                =========================================
                                                =========================================
 Number of Units Outstanding
                                                =========================================
                                                =========================================
 Net Assets (000's)
                                                =========================================

                                                                                                             (Continued)

5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                                Janus Twenty Portfolio
                                                -----------------------------------------------------------------------------------
                                                       0.00                0.55                0.65                0.75

  Date Commenced Operations                          06/15/00            06/15/00            06/15/00            06/15/00

2000
 Beginning Unit Value                                        $10.00              $10.00              $10.00              $10.00
                                                ===================================================================================
 Ending Unit Value                                            $7.05               $7.03               $7.03              $ 7.02
                                                ===================================================================================
 Number of Units Outstanding
                                                              74.13           40,607.78                   -           36,576.13
                                                ===================================================================================
 Net Assets (000's)                                              $1                $286                   -                $257
                                                ===================================================================================

1999
 Beginning Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Ending Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Number of Units Outstanding
                                                ===================================================================================
                                                ===================================================================================
 Net Assets (000's)
                                                ===================================================================================

1998
 Beginning Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Ending Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Number of Units Outstanding
                                                ===================================================================================
                                                ===================================================================================
 Net Assets (000's)
                                                ===================================================================================

1997
 Beginning Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Ending Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Number of Units Outstanding
                                                ===================================================================================
                                                ===================================================================================
 Net Assets (000's)
                                                ===================================================================================

1996
 Beginning Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Ending Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Number of Units Outstanding
                                                ===================================================================================
                                                ===================================================================================
 Net Assets (000's)
                                                ===================================================================================


-------------------------------------
    0.95                1.25

  06/15/00            06/15/00


          $10.00              $10.00
=====================================
           $7.02               $7.00
=====================================

      113,873.77          621,528.05
=====================================
            $799              $4,354
=====================================



=====================================
=====================================

=====================================
=====================================

=====================================
=====================================

=====================================



=====================================
=====================================

=====================================
=====================================

=====================================
=====================================

=====================================



=====================================
=====================================

=====================================
=====================================

=====================================
=====================================

=====================================



=====================================
=====================================

=====================================
=====================================

=====================================
=====================================

=====================================





                                                                                                                 (Continued)

5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                                               Janus Worldwide Portfolio

                                                ---------------------------------------------------------------------------------
                                                       0.00                0.55                0.65                0.75

  Date Commenced Operations                          06/15/00            06/15/00            06/15/00            06/15/00

2000
 Beginning Unit Value                                        $10.00              $10.00              $10.00              $10.00
                                                =================================================================================
 Ending Unit Value                                            $8.02               $7.99               $7.99               $7.98
                                                =================================================================================
 Number of Units Outstanding
                                                              68.81           33,577.02                0.05           15,875.85
                                                =================================================================================
 Net Assets (000's)                                              $1                $268                   -                $127
                                                =================================================================================

1999
 Beginning Unit Value
                                                =================================================================================
                                                =================================================================================
 Ending Unit Value
                                                =================================================================================
                                                =================================================================================
 Number of Units Outstanding
                                                =================================================================================
                                                =================================================================================
 Net Assets (000's)
                                                =================================================================================

1998
 Beginning Unit Value
                                                =================================================================================
                                                =================================================================================
 Ending Unit Value
                                                =================================================================================
                                                =================================================================================
 Number of Units Outstanding
                                                =================================================================================
                                                =================================================================================
 Net Assets (000's)
                                                =================================================================================

1997
 Beginning Unit Value
                                                =================================================================================
                                                =================================================================================
 Ending Unit Value
                                                =================================================================================
                                                =================================================================================
 Number of Units Outstanding
                                                =================================================================================
                                                =================================================================================
 Net Assets (000's)
                                                =================================================================================

1996
 Beginning Unit Value
                                                =================================================================================
                                                =================================================================================
 Ending Unit Value
                                                =================================================================================
                                                =================================================================================
 Number of Units Outstanding
                                                =================================================================================
                                                =================================================================================
 Net Assets (000's)
                                                =================================================================================

---------------------------------------
      0.95                1.25

    06/15/00            06/15/00


             $0.00              $10.00
=======================================
             $7.97               $7.96
=======================================

         96,439.50          408,303.89
=======================================
              $769              $3,250
=======================================



=======================================
=======================================

=======================================
=======================================

=======================================
=======================================

=======================================



=======================================
=======================================

=======================================
=======================================

=======================================
=======================================

=======================================



=======================================
=======================================

=======================================
=======================================

=======================================
=======================================

=======================================



=======================================
=======================================

=======================================
=======================================

=======================================
=======================================

=======================================




                                                                                                                       (Continued)

5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                                    Pioneer Services Corporation VCT Equity Income Fund - Class II
                                                -----------------------------------------------------------------------------------
                                                       0.00                0.55                0.65                0.75

  Date Commenced Operations                          09/13/99            09/13/99            05/15/00            09/13/99

2000
 Beginning Unit Value                                         $9.76               $9.74              $10.00               $9.74
                                                ===================================================================================
 Ending Unit Value                                           $11.21              $11.10              $11.21              $11.03
                                                ===================================================================================
 Number of Units Outstanding
                                                                  -            5,138.56                   -            1,869.22
                                                ===================================================================================
 Net Assets (000's)                                               -                 $57                   -                 $21
                                                ===================================================================================

1999
 Beginning Unit Value                                        $10.00              $10.00                                  $10.00
                                                ===================================================================================
 Ending Unit Value                                            $9.76               $9.74                                   $9.74
                                                ===================================================================================
 Number of Units Outstanding
                                                                  -              270.05                                1,471.60
                                                ===================================================================================
 Net Assets (000's)                                               -                  $3                                     $14
                                                ===================================================================================

1998
 Beginning Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Ending Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Number of Units Outstanding
                                                ===================================================================================
                                                ===================================================================================
 Net Assets (000's)
                                                ===================================================================================

1997
 Beginning Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Ending Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Number of Units Outstanding
                                                ===================================================================================
                                                ===================================================================================
 Net Assets (000's)
                                                ===================================================================================

1996
 Beginning Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Ending Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Number of Units Outstanding
                                                ===================================================================================
                                                ===================================================================================
 Net Assets (000's)
                                                ===================================================================================

-------------------------------------
    0.95                1.25

  09/13/99            09/13/99


           $9.73               $9.72
=====================================
          $11.04              $11.00
=====================================

        8,530.30           53,890.54
=====================================
             $94                $593
=====================================


          $10.00              $10.00
=====================================
           $9.73               $9.72
=====================================

        1,756.46           17,679.99
=====================================
             $17                $172
=====================================



=====================================
=====================================

=====================================
=====================================

=====================================
=====================================

=====================================



=====================================
=====================================

=====================================
=====================================

=====================================
=====================================

=====================================



=====================================
=====================================

=====================================
=====================================

=====================================
=====================================

=====================================




                                                                                                                      (Continued)

5. SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                                          SteinRoe Balanced Fund
                                                -----------------------

                                                                            0.75

  Date Commenced Operations                            06/02/98

2000
 Beginning Unit Value                                           $11.98
                                                =======================
 Ending Unit Value                                              $11.75
                                                =======================
 Number of Units Outstanding
                                                                        8,424.85
                                                =======================
 Net Assets (000's)                                                $99
                                                =======================

1999
 Beginning Unit Value                                           $10.72
                                                =======================
 Ending Unit Value                                              $11.98
                                                =======================
 Number of Units Outstanding
                                                                        8,242.99
                                                =======================
 Net Assets (000's)                                                $99
                                                =======================

1998
 Beginning Unit Value                                           $10.00
                                                =======================
 Ending Unit Value                                              $10.72
                                                =======================
 Number of Units Outstanding
                                                                        4,142.27
                                                =======================
 Net Assets (000's)                                                $44
                                                =======================

1997
 Beginning Unit Value
                                                =======================
                                                =======================
 Ending Unit Value
                                                =======================
                                                =======================
 Number of Units Outstanding
                                                =======================
                                                =======================
 Net Assets (000's)
                                                =======================

1996
 Beginning Unit Value
                                                =======================
                                                =======================
 Ending Unit Value
                                                =======================
                                                =======================
 Number of Units Outstanding
                                                =======================
                                                =======================
 Net Assets (000's)
                                                =======================
                                                                                                       (Continued)
                                                .
5. SELECTED DATA
                                                The following is a summary of selected data for a unit of capital and net assets of the Series Account

                                                                                                RS Emerging Growth Fund
                                                -----------------------------------------------------------------------------------
                                                       0.00                0.55                0.65                0.75

  Date Commenced Operations                          06/16/00            06/16/00            06/16/00            06/16/00

2000
 Beginning Unit Value                                        $10.00              $10.00              $10.00              $10.00
                                                ===================================================================================
 Ending Unit Value                                            $7.58               $7.56               $7.55               $7.55
                                                ===================================================================================
 Number of Units Outstanding                                                                       $ (0.01)
                                                           2,705.97            2,705.56                                9,391.15
                                                ===================================================================================
 Net Assets (000's)                                             $21                 $20                   -                 $71
                                                ===================================================================================

1999
 Beginning Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Ending Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Number of Units Outstanding
                                                ===================================================================================
                                                ===================================================================================
 Net Assets (000's)
                                                ===================================================================================

1998
 Beginning Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Ending Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Number of Units Outstanding
                                                ===================================================================================
                                                ===================================================================================
 Net Assets (000's)
                                                ===================================================================================

1997
 Beginning Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Ending Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Number of Units Outstanding
                                                ===================================================================================
                                                ===================================================================================
 Net Assets (000's)
                                                ===================================================================================

1996
 Beginning Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Ending Unit Value
                                                ===================================================================================
                                                ===================================================================================
 Number of Units Outstanding
                                                ===================================================================================
                                                ===================================================================================
 Net Assets (000's)
                                                ===================================================================================



-------------------------------------
    0.95                1.25

  06/16/00            06/16/00

         $10.00              $10.00
=====================================
           $7.54               $7.53
=====================================

       58,620.46          290,275.09
=====================================
            $442              $2,186
=====================================



=====================================
=====================================

=====================================
=====================================

=====================================
=====================================

=====================================



=====================================
=====================================

=====================================
=====================================

=====================================
=====================================

=====================================



=====================================
=====================================

=====================================
=====================================

=====================================
=====================================

=====================================



=====================================
=====================================

=====================================
=====================================

=====================================
=====================================

=====================================

(Concluded)


                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


                    FINANCIAL STATEMENTS FOR THE YEARS ENDED
                           DECEMBER 31, 2000 AND 1999
                        AND INDEPENDENT AUDITORS' REPORT

                                     INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 1999, the Company adopted Statement of Position No. 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use" and, accordingly, changed its method of accounting for software development costs.

/s/DELOITE & TOUCHE LLP
Deloitte & Touche LLP
Denver, Colorado
January 29, 2001

                                                   2
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2000 AND 1999

=======================================================================================================
(Dollars in Thousands)

                                                               2000                 1999
                                                        -------------------  -------------------
                       ASSETS

INVESTMENTS:
  Fixed Maturities:
    Held-to-maturity, at amortized cost (fair value
      $2,238,581)                                     $                    $       2,260,581
    Available-for-sale, at fair value (amortized cost
     $9,372,009 and $6,953,383)                               9,419,865            6,727,922
  Common stock, at fair value (cost $68,472 and
    $43,978)                                                     95,036               69,240
  Mortgage loans on real estate, net                            843,371              974,645
  Real estate                                                   106,690              103,731
  Policy loans                                                2,809,973            2,681,132
  Short-term investments, available-for-sale (cost
    approximates fair value)                                    414,382              240,804
                                                        -------------------  -------------------

        Total Investments                                    13,689,317           13,058,055

OTHER ASSETS:
  Cash                                                          153,977              267,514
  Reinsurance receivable
    Related party                                                 4,297                5,015
    Other                                                       229,671              168,307
  Deferred policy acquisition costs                             279,688              282,295
  Investment income due and accrued                             139,152              137,810
  Amounts receivable related to uninsured accident
    and health plan claims (net of allowances of
    $34,700 and $31,200)                                        227,803              150,133
  Other assets                                                  503,533              308,419
  Premiums in course of collection (net of
    allowances of $18,700 and $13,900)                          149,969               79,299
  Deferred income taxes                                         138,842              253,323
SEPARATE ACCOUNT ASSETS                                      12,381,137           12,819,897
                                                        -------------------  -------------------



TOTAL ASSETS                                          $      27,897,386    $      27,530,067
                                                        ===================  ===================


                                                                                (Continued)

=======================================================================================================

                                                                      2000            1999
                                                                 ---------------  --------------
LIABILITIES AND STOCKHOLDER'S EQUITY

POLICY BENEFIT LIABILITIES:
    Policy reserves
      Related party                                            $      547,558   $      555,783
      Other                                                        11,497,442       11,181,900
    Policy and contract claims                                        441,326          346,868
    Policyholders' funds                                              197,941          185,623
    Provision for policyholders' dividends                             72,716           70,726
GENERAL LIABILITIES:
    Due to GWL                                                         43,081           35,979
    Due to GWL&A Financial                                            171,347          175,035
    Repurchase agreements                                                               80,579
    Commercial paper                                                   97,631
    Other liabilities                                                 854,024          780,476
    Undistributed earnings on participating business                  165,754          130,638
SEPARATE ACCOUNT LIABILITIES                                       12,381,137       12,819,897
                                                                 ---------------  --------------
        Total Liabilities                                          26,469,957       26,363,504
                                                                 ---------------  --------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value, 50,000,000 shares
authorized,
    0 shares issued and outstanding
    Common stock, $1 par value; 50,000,000 shares
      authorized; 7,032,000 shares issued and outstanding               7,032            7,032
    Additional paid-in capital                                        717,704          700,316
    Accumulated other comprehensive income (loss)                      33,672          (84,861)
    Retained earnings                                                 669,021          544,076
                                                                 ---------------  --------------
        Total Stockholder's Equity                                  1,427,429        1,166,563
                                                                 ---------------  --------------




TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                     $   27,897,386   $   27,530,067
                                                                 ===============  ==============


See notes to consolidated financial statements.                                    (Concluded)

                                                   3
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
=======================================================================================================
(Dollars in Thousands)

                                                        2000           1999            1998
                                                    -------------  --------------  -------------
REVENUES:
  Premiums
    Related party                                 $              $               $      46,191
    Other (net of premiums ceded totaling
      $115,404, $85,803, and $86,511)                 1,332,566      1,163,183         948,672
  Fee income                                            871,627        635,147         516,052
  Net investment income (loss)
    Related party                                       (14,517)       (10,923)         (9,416)
    Other                                               945,958        886,869         906,776
  Net realized gains on investments                      28,283          1,084          38,173
                                                    -------------  --------------  -------------
                                                      3,163,917      2,675,360       2,446,448
                                                    -------------  --------------  -------------
BENEFITS AND EXPENSES:
  Life and other policy benefits (net of
    reinsurance recoveries totaling $62,803,
    $80,681, and $81,205)                             1,122,560        970,250         768,474
  Increase in reserves
    Related party                                                                       46,191
    Other                                                53,550         33,631          78,851
  Interest paid or credited to contractholders          490,131        494,081         491,616
  Provision for policyholders' share of earnings
    on participating business                             5,188         13,716           5,908
  Dividends to policyholders                             74,443         70,161          71,429
                                                    -------------  --------------  -------------
                                                      1,745,872      1,581,839       1,462,469
  Commissions                                           204,444        173,405         144,246
  Operating expenses (income):
    Related party                                          (704)          (768)         (5,094)
    Other                                               775,885        593,575         518,228
  Premium taxes                                          45,286         38,329          30,848
                                                    -------------  --------------  -------------
                                                      2,770,783      2,386,380       2,150,697
INCOME BEFORE INCOME TAXES                              393,134        288,980         295,751
                                                    -------------  --------------  -------------
PROVISION FOR INCOME TAXES:
  Current                                               108,509         72,039          81,770
  Deferred                                               25,531         11,223          17,066
                                                    -------------  --------------  -------------
                                                        134,040         83,262          98,836
                                                    -------------  --------------  -------------
NET INCOME                                        $     259,094  $     205,718   $     196,915
                                                    =============  ==============  =============




See notes to consolidated financial statements.

                                                   4
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

==============================================================================================
(Dollars in Thousands)

                                                                                                   Accumulated
                                                                                    Additional        Other
                                 Preferred Stock              Common Stock           Paid-in      Comprehensive    Retained
                             ------------------------   -------------------------
                               Shares        Amount       Shares   Amount       Capital    Income (Loss)    Earnings      Total
                             ------------  -----------  --------------------   ----------- --------------  -----------  -----------
BALANCE, JANUARY 1, 1998     2,000,800      121,800     7,032,000     7,032       690,748        52,807     313,532     1,185,919
   Net income                                                                                               196,915       196,915
   Other comprehensive income                                                                     8,753                     8,753
                                                                                                                        -----------
Total comprehensive income                                                                                                205,668
                                                                                                                        -----------
Capital contributions                                                               8,808                                   8,808
Dividends                                                                                                   (80,036)      (80,036)
Purchase of preferred shares (2,000,800)   (121,800)                                                                     (121,800)
                             ------------  -----------  --------------------   ----------- --------------  -----------  -----------
BALANCE, DECEMBER 31, 1998           0            0     7,032,000     7,032       699,556        61,560     430,411     1,198,559

   Net income                                                                                               205,718       205,718
   Other comprehensive loss                                                                    (146,421)                 (146,421)
                                                                                                                        -----------
Total comprehensive income                                                                                                 59,297
                                                                                                                        -----------
Dividends                                                                                                   (92,053)      (92,053)
Income tax benefit on stock
  Compensation                                                                        760                                     760
                             ------------  -----------  --------------------   ----------- --------------  -----------  -----------
BALANCE, DECEMBER 31, 1999           0            0     7,032,000     7,032       700,316       (84,861)    544,076     1,166,563

   Net income                                                                                               259,094       259,094
   Other comprehensive income                                                                   118,533                   118,533
                                                                                                                        -----------
Total comprehensive income                                                                                                377,627
                                                                                                                        -----------
Dividends                                                                                                  (134,149)     (134,149)
Capital contributions -
  Parent stock options                                                             15,052                                  15,052
Income tax benefit on stock
  Compensation                                                                      2,336                                   2,336
                             ------------  -----------  --------------------   ----------- --------------  -----------  -----------
BALANCE, DECEMBER 31, 2000           0   $        0     7,032,000   $  7,032 $     717,704  $      33,672  $  669,021   $ 1,427,429
                             ============  ===========  =========== =========   =========== ==============  ===========  ===========



See notes to consolidated financial statements.


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

=======================================================================================================
(Dollars in Thousands)

                                                        2000           1999            1998
                                                    -------------  --------------  -------------
OPERATING ACTIVITIES:
  Net income                                      $     259,094  $     205,718   $     196,915
  Adjustments to reconcile net income to net
    cash provided by operating activities:
      Earnings allocated to participating
        policyholders                                     5,188         13,716           5,908
      Amortization of investments                       (62,428)       (22,514)        (15,068)
      Net realized gains on investments                 (28,283)        (1,084)        (38,173)
      Depreciation and amortization                      41,693         47,339          55,550
      Deferred income taxes                              25,531         11,223          17,066
  Changes in assets and liabilities, net of effects from acquisitions:
      Policy benefit liabilities                        310,511        650,959         938,444
      Reinsurance receivable                            (35,368)        19,636         (43,643)
      Receivables                                      (128,382)       (37,482)         28,467
      Other, net                                       (103,169)      (136,476)       (184,536)
                                                    -------------  --------------  -------------
        Net cash provided by operating activities       284,387        751,035         960,930
                                                    -------------  --------------  -------------
INVESTING ACTIVITIES:
  Proceeds from sales, maturities, and
    redemptions of investments:
    Fixed maturities
         Held-to maturity
        Sales                                             8,571                          9,920
        Maturities and redemptions                      323,728        520,511         471,432
         Available-for-sale
        Sales                                         1,460,672      3,176,802       6,169,678
        Maturities and redemptions                      887,420        822,606       1,268,323
    Mortgage loans                                      139,671        165,104         211,026
    Real estate                                           8,910          5,098          16,456
    Common stock                                         61,889         18,116           3,814
  Purchases of investments:
    Fixed maturities
         Held-to-maturity                              (100,524)      (563,285)       (584,092)
         Available-for-sale                          (2,866,228)    (4,019,465)     (7,410,485)
    Mortgage loans                                       (4,208)        (2,720)       (100,240)
    Real estate                                         (20,570)       (41,482)         (4,581)
    Common stock                                        (52,972)       (19,698)        (10,020)
    Acquisitions, net of cash acquired                   82,214                        (82,669)
                                                    -------------  --------------  -------------
        Net cash provided by (used in)
          investing activities                    $     (71,427) $      61,587   $     (41,438)
                                                    =============  ==============  =============


                                                                                   (Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
=======================================================================================================
(Dollars in Thousands)

                                                        2000           1999            1998
                                                    -------------  --------------  -------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits           $    (220,167) $    (583,900)  $    (507,237)
  Due to GWL                                              7,102        (16,898)        (73,779)
  Due to GWL&A Financial                                  3,665        175,035
  Dividends paid                                       (134,149)       (92,053)        (80,036)
  Net commercial paper borrowings
    (repayments)                                         97,631        (39,731)        (14,327)
  Net repurchase agreements repayments                  (80,579)      (163,680)        (81,280)
  Capital contributions                                                                  8,808
  Purchase of preferred shares                                                        (121,800)
                                                    -------------  --------------  -------------
        Net cash used in financing activities          (326,497)      (721,227)       (869,651)
                                                    -------------  --------------  -------------

NET INCREASE (DECREASE) IN CASH                        (113,537)        91,395          49,841

CASH, BEGINNING OF YEAR                                 267,514        176,119         126,278
                                                    -------------  --------------  -------------

CASH, END OF YEAR                                 $     153,977  $     267,514   $     176,119
                                                    =============  ==============  =============

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:
    Income taxes                                  $      78,510  $      76,150   $     111,493
    Interest                                             21,060         14,125          13,849

Non-cash financing activity:
  Capital contributions - Parent stock options           15,052





See notes to consolidated financial statements.                                    (Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
================================================================================
(Amounts in Thousands, except Share Amounts)

1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

        Organization - Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of GWL&A Financial Inc., a holding company formed in 1998 (GWL&A Financial). The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States.

        On December 31, 2000, the Company and certain affiliated companies completed a corporate reorganization. Prior to December 31, 2000, GWL&A Financial, was an indirect wholly-owned subsidiary of The Great-West Life Assurance Company (GWL). Under the new structure, GWL&A Financial and GWL each continue to be indirectly and directly, respectively, owned by Great-West Lifeco Inc., a Canadian holding company (the Parent or LifeCo), but GWL no longer holds an equity interest in the Company or GWL&A Financial.

        Basis of Presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material inter-company transactions and balances have been eliminated in consolidation.

        Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation. Most significantly, amounts receivable related to uninsured accident and health plan claims and the related allowance for doubtful accounts and the allowance for doubtful accounts for premiums in course of collection were previously included in liabilities. This change in classification has no effect on previously reported stockholder's equity or net income.

        Investments - Investments are reported as follows:

        1. ____ Management determines the classification of fixed maturities at the time of purchase. Fixed maturities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost unless fair value is less than cost and the decline is deemed to be other than temporary, in which case they are written down to fair value and a new cost basis is established (See Note 6).


              Fixed maturities not classified as held-to-maturity are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the net unrealized gains and losses reported as accumulated other comprehensive income (loss) in stockholder's equity. The net unrealized gains and losses on derivative financial instruments used to hedge available-for-sale securities are also included in other comprehensive income (loss).

              The amortized cost of fixed maturities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts using the effective interest method over the estimated life of the related bonds. Such amortization is included in net investment income. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains (losses) on investments.

        2. ____ Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any valuation reserves. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

              The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgement is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

     3. Real estate is carried at cost. The carrying value of real estate is subject to periodic evaluation of recoverability.

        4.    Investments in common stock are carried at fair value.

        5.    Policy loans are carried at their unpaid balances.

        6. ____ Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost. The Company considers short-term investments to be available-for-sale and amortized cost approximates fair value.

     7. Gains and losses realized on disposal of investments are determined on a specific identification basis.

        Cash - Cash includes only amounts in demand deposit accounts.

        Internal Use Software - Effective January 1, 1999, the Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use". The Company capitalized $19,709 and $18,373 in internal use software development costs for the years ended December 31, 2000 and 1999, respectively.


        Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions and costs associated with the Company's group sales representatives related to the production of new and renewal business, have been deferred to the extent recoverable. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $36,834, $43,512, and $51,724 in 2000, 1999, and 1998,
        respectively.

        Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, Inc., open-end management investment companies which are affiliates of the Company, shares of other external mutual funds, and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees, and mortality and expense risk charges.

        Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $7,762,065 and $7,169,885 at December 31, 2000 and 1999, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $4,189,716 and $4,468,685 at December 31, 2000 and 1999, respectively, are established at the contractholder's account value.

        Reinsurance - Policy reserves ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

        Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

        Participating Fund Account - Participating life and annuity policy reserves are $4,557,599 and $4,297,823 at December 31, 2000 and 1999,
        respectively. Participating business approximates 28.6%, 31.0%, and 32.7% of the Company's ordinary life insurance in force and 85.2%, 94.0%, and 71.9% of ordinary life insurance premium income for the years ended December 31, 2000, 1999, and 1998, respectively.

        The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Earnings allocable to participating policyholders are consistent with established Company practice.


        The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheet. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

        The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from GWL under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA net of a management fee paid to the Company accrue solely for the benefit of the transferred participating policyholders.

        Revenue Recognition - In December 1999, the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101, "Revenue Recognition in Financial Statements," which provides guidance with respect to revenue recognition issues and disclosures. As amended by SAB No. 101B, the Company was required to implement the provisions of SAB No. 101 no later than the fourth quarter of the fiscal year ending December 31, 2000. The adoption of SAB No. 101 did not affect the Company's revenue recognition practices.

        Recognition of Premium and Fee Income and Benefits and Expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for future policy benefit reserves. The average crediting rate on annuity products was approximately 6.2%, 6.2%, and 6.3% in 2000, 1999, and 1998.

        Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset, net of a valuation allowance, will be realized.


        Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker/dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee received or paid is amortized over the term of the related agreement and recognized as an adjustment to investment income.

        The Company receives collateral for lending securities that are held as part of its investment portfolio. The company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower.

        Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk associated with invested assets, and therefore, are held for purposes other than trading. Such derivative instruments consist of interest rate swap agreements, interest rate floors and caps, foreign currency exchange contracts, options, interest rate futures, and equity swaps. The settlements paid or received under these contracts is deferred and recognized as an adjustment to net investment income on the accrual method. Gains and losses on foreign exchange contracts are deferred and recognized in net investment income when the hedged transactions are realized.

        Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate or vice versa, to convert from a fixed rate to floating rate. Interest rate floors and caps are interest rate protection instruments that require the payment by a counterparty to the Company of an interest rate differential only if interest rates fall or rise to certain levels. The differential represents the difference between current interest rates and an agreed-upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Written call options are used in conjunction with interest rate swap agreements to effectively convert convertible, fixed rate bonds to non-convertible variable rate bonds as part of the Company's overall asset-liability maturity program. Futures are used to hedge the interest rate risks of forecasted acquisitions of fixed rate fixed maturity investments. Equity swap transactions generally involve the exchange of variable market performance of a basket of securities for a fixed interest rate.

        Although derivative financial instruments taken alone may expose the Company to varying degrees of market and credit risk in excess of amounts recognized in the financial statements, when used for hedging purposes, these instruments typically reduce overall market, foreign exchange, and interest rate risk. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into derivative transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur.


        Effective January 1, 2001, the Company adopted FASB Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" as amended by FASB Statement No. 138. The Statements require that all derivative financial instruments be recognized in the financial statements as assets or liabilities and measured at fair value regardless of the purpose or intent for holding them. Gains or losses resulting from changes in the fair value of derivatives are accounted for depending on the intended use of the derivative and whether it qualifies for hedge accounting. Upon adoption, a transition adjustment of approximately $1,000 increased accumulated comprehensive income.

        Stock Options - The Company applies the intrinsic value measurement approach under APB Opinion No. 25, "Accounting for Stock Issued to Employees", to stock-based compensation awards to employees, as interpreted by AIN-APB 25 as it relates to accounting for stock options granted by the Parent to Company employees (See Note 13).

        Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - The Financial Accounting Standards Board (FASB) has issued Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - A replacement of FASB Statement No. 125", which revises the standards for accounting for securitizations and other transfers of financial assets and collateral, and requires certain disclosures. Statement No. 140 will be effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. However, certain disclosure requirements under statement No. 140 were effective December 15, 2000, and these requirements have been incorporated in the Company's financial statements (see Note 6). Management does not anticipate that the adoption of the new Statement will have a significant effect on the financial position or results of operations of the Company.

2.      ACQUISITIONS

        On July 8, 1998, the Company paid $82,669 in cash to acquire all of the outstanding shares of Alta Health & Life Insurance Company (Alta), formerly known as Anthem Health & Life Insurance Company. The purchase price was based on Alta's adjusted book value, and was subject to further minor adjustments. The results of Alta's operations have been combined with those of the Company since the date of acquisition.

        The acquisition was accounted for using the purchase method of accounting and, accordingly, the purchase price was allocated to the net assets acquired based on their estimated fair values. The fair value of tangible assets acquired and liabilities assumed was $379,934 and $317,440, respectively. The goodwill representing the purchase price in excess of fair value of net assets acquired is included in other assets and is being amortized over 30 years on a straight-line basis.


        Assuming the Alta acquisition had been effective on January 1, 1998, pro forma 1998 revenues would have been $2,671,361 and pro forma 1998 net income would have been $191,552. The pro forma financial information is not necessarily indicative of either the results of operations that would have occurred had this agreement been effective on January 1, 1998, or of future operations.

        Effective January 1, 2000, the Company coinsured the majority of General American Life Insurance Company's (General American) group life and health insurance business which primarily consists of administrative services only and stop loss policies. The agreement converted to an assumption reinsurance agreement January 1, 2001. The Company assumed approximately $150,000 of policy reserves and miscellaneous liabilities in exchange for $150,000 of cash and miscellaneous assets from General American.

        Assuming the reinsurance agreement had been effective on January 1, 1999, pro forma 1999 revenues would have been $2,973,247 and pro forma 1999 net income would have been $199,782. The pro forma financial information is not necessarily indicative of either the results of operations that would have occurred had this agreement been effective on January 1, 1999, or of future operations.


        On October 6, 1999, the Company entered into a purchase and sale agreement with Allmerica Financial Corporation (Allmerica) to acquire via assumption reinsurance Allmerica's group life and health insurance business on March 1, 2000. This business primarily consists of administrative services only and stop loss policies. The in-force business was immediately coinsured back to Allmerica and is expected to be underwritten and retained by the Company upon each policy renewal date. The effect of this transaction was not material to the Company's results of operations or financial position.

3.      RELATED-PARTY TRANSACTIONS

        On December 31, 1998, the Company and GWL entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain GWL individual non-participating life insurance policies. The Company recorded $859 in premium income and increase in reserves, associated with certain policies, as a result of this transaction. Of the $137,638 in reserves that was recorded as a result of this transaction, $136,779 was recorded under SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("SFAS No. 97"), accounting principles. The Company recorded, at the GWL's carrying amount, which approximated fair value, the following at December 31, 1998 as a result of this transaction:

                   Assets                              Liabilities and Stockholder's Equity

     Cash                               $    24,600    Policy reserves             $  137,638
     Deferred income taxes                    3,816
     Policy loans                            82,649
     Due from Parent Corporation             19,753
     Other                                    6,820
                                          -----------                                -----------
                                        $   137,638                                $  137,638
                                          ===========                                ===========

================================================================================


        In connection with this transaction, GWL made a capital contribution of $5,608 to the Company.

        On September 30, 1998, the Company and GWL entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain GWL individual non-participating life insurance policies. The Company recorded $45,332 in premium income and increase in reserves as a result of this transaction. Of the $428,152 in reserves that was recorded as a result of this transaction, $382,820 was recorded under SFAS No. 97 accounting principles. The Company recorded, at the Parent Corporation's carrying amount, which approximated fair value, the following at September 30, 1998 as a result of this transaction:

                   Assets                              Liabilities and Stockholder's Equity
     ===================================

     ===================================

     Bonds                              $   147,475    Policy reserves             $  428,152
     ===================================
     Mortgages                               82,637    Due to Parent Corporation       20,820
     ===================================
     Cash                                   134,900
     ===================================
     Deferred policy acquisition costs        9,724
     ===================================
     Deferred income taxes                   15,762
     ===================================
     Policy loans                            56,209
     ===================================
     Other                                    2,265
     ===================================
                                          -----------                                -----------
                                        $   448,972                                $  448,972
     ===================================  ===========                                ===========

        In connection with this transaction, GWL made a capital contribution of $3,200 to the Company.

        On September 30, 1998, the Company purchased furniture, fixtures and equipment from GWL for $25,184.

        The Company performs administrative services for the U.S. operations of GWL. The following represents revenue from GWL for services provided pursuant to these service agreements. The amounts recorded are based upon management's best estimate of actual costs incurred and resources expended based upon number of policies and/or certificates in force.

                                                             Years Ended December 31,
                                                    -------------------------------------------
                                                        2000           1999           1998
                                                    -------------  -------------  -------------

     Investment management revenue               $        120    $       130    $       475
     Administrative and underwriting revenue              704            768          5,094

        At December 31, 2000 and 1999, due to GWL includes $17,743 and $10,641 due on demand and $25,338 and $25,338 of notes payable which bear interest and mature on October 1, 2006. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The amounts due on demand to GWL bear interest at the public bond rate (7.0% and 6.7% at December 31, 2000 and 1999, respectively) while the note payable bears interest at 5.4%.


        On May 4, 1999, the Company issued a $175,000 subordinated note to GWL&A Financial, the proceeds of which were used for general corporate purposes. The subordinated note bears interest at 7.25% and is due June 30, 2048. Payments of principal and interest under this subordinated note shall be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Payments of principal and interest on this subordinated note are payable only out of surplus funds of the Company and only at such time as the financial condition of the Company is such that at the time of payment of principal or interest, its surplus after the making of any such payment would exceed the greater of $1,500 or 1.25 times the company action level amount as required by the most recent risk based capital calculations.

        Interest expense attributable to these related party obligations was $14,637, $11,053, and $9,891 for the years ended December 31, 2000,
        1999, and 1998, respectively.

4.      REINSURANCE

        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

        Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2000 and 1999, the reinsurance receivable had a carrying value of $233,968 and $173,322, respectively.

        The following schedule details life insurance in force and life and accident/health premiums:



                                            Ceded         Assumed                    Percentage
                                         Primarily to    Primarily                   of Amount
                             Gross        the Parent     from Other       Net         Assumed
                             Amount      Corporation     Companies       Amount        to Net
                          -------------  -------------  ------------- -------------  -----------
     December 31, 2000:
       Life insurance in force:
         Individual     $ 39,067,268   $  5,727,745   $  7,563,302   $ 40,902,825      18.5%
         Group            75,700,120                    20,610,896     96,311,016      21.4%
                          -------------  -------------  -------------  -------------
             Total      $ 114,767,388  $  5,727,745   $ 28,174,198   $ 137,213,841
                          =============  =============  =============  =============

       Premium Income:
         Life insurance $    349,097   $     35,448   $     88,994   $    402,643      22.1%
                             827,044         79,705        175,294        922,633      19.0%
     Accident/health

                          -------------  -------------  -------------  -------------
             Total      $  1,176,141   $    115,153   $    264,288   $  1,325,276
                          =============  =============  =============  =============


     December 31, 1999:
       Life insurance in force:
         Individual     $ 35,362,934   $  5,195,961   $  8,467,877   $ 38,634,850      21.9%
         Group            80,717,198                     2,212,741     82,929,939       2.7%
                          -------------  -------------  -------------  -------------
             Total      $ 116,080,132  $  5,195,961   $ 10,680,618   $ 121,564,789
                          =============  =============  =============  =============

       Premium Income:
         Life insurance $    306,101   $     27,399   $     46,715   $    325,417      14.4%
                             801,755         58,247         79,753        823,261       9.7%
     Accident/health

                          -------------  -------------  -------------  -------------
             Total      $  1,107,856   $     85,646   $    126,468   $  1,148,678
                          =============  =============  =============  =============

     December 31, 1998:
       Life insurance in force:
         Individual     $ 34,017,379   $  4,785,079   $  8,948,442   $ 38,180,742      23.4%
         Group            81,907,539                     2,213,372     84,120,911       2.6%
                          -------------  -------------  -------------  -------------
             Total      $ 115,924,918  $  4,785,079   $ 11,161,814   $ 122,301,653
                          =============  =============  =============  =============

       Premium Income:
         Life insurance $    352,710   $     24,720   $     65,452   $    393,442      16.6%
                             571,992         61,689         74,284        584,587      12.7%
     Accident/health

                          -------------  -------------  -------------  -------------
             Total      $    924,702   $     86,409   $    139,736   $    978,029
                          =============  =============  =============  =============

5.      NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS


        Net investment income is summarized as follows:

                                                              Years Ended December 31,
                                                     -------------------------------------------
                                                         2000           1999           1998
                                                     -------------  -------------  -------------
     Investment income:
       Fixed maturities and short-term investments  $   676,784   $    636,946   $    638,079
       Mortgage loans on real estate                     80,775         88,033        110,170
       Real estate                                       22,068         19,618         20,019
       Policy loans                                     191,320        167,109        180,933
       Other                                                120            138            285
                                                     -------------  -------------  -------------
                                                        971,067        911,844        949,486
     Investment expenses, including interest on
       amounts charged by the related parties
       of $14,637, $11,053, and $9,891                   39,626         35,898         52,126
                                                     -------------  -------------  -------------
     Net investment income                          $   931,441   $    875,946   $    897,360
                                                     =============  =============  =============


        Net realized gains on investments are as follows:

                                                              Years Ended December 31,
                                                     -------------------------------------------
                                                         2000           1999           1998
                                                     -------------  -------------  -------------
     Realized gains (losses):
       Fixed maturities                             $   (16,752)  $     (8,321)  $     36,944
       Stocks                                            33,411            463          1,447
       Mortgage loans on real estate                      2,207          1,429            424
       Real estate                                          490            513
       Provisions                                         8,927          7,000           (642)
                                                     -------------  -------------  -------------
     Net realized gains on investments              $    28,283   $      1,084   $     38,173
                                                     =============  =============  =============

6.      SUMMARY OF INVESTMENTS

        Fixed maturities owned at December 31, 2000 are summarized as follows:

                                                 Gross        Gross      Estimated
                                   Amortized   Unrealized   Unrealized      Fair      Carrying
                                      Cost       Gains        Losses       Value       Value
                                   ----------- -----------  -----------  ----------- -----------
     Available-for-Sale:
       U.S. Government Agencies  $  1,115,926 $   14,528  $    3,483   $ 1,126,971  $1,126,971
       Collateralized mortgage
         Obligations                  708,707      8,592       7,201       710,098     710,098
       Public utilities               654,729     13,251       7,063       660,917     660,917
       Corporate bonds              3,036,921     66,903      85,559     3,018,265   3,018,265
       Foreign governments             49,505      1,019         376        50,148      50,148
       State and municipalities       815,246     20,424       6,502       829,168     829,168
       Direct mortgage pass-
          through certificates        356,975      2,719       1,091       358,603     358,603
       Mortgage backed                100,786      5,401         363       105,824     105,824
     securities

       Asset backed securities      2,533,214     46,602      19,945     2,559,871   2,559,871
                                   ----------- -----------  -----------  ----------- -----------
                                 $  9,372,009 $  179,439  $  131,583   $ 9,419,865  $9,419,865
                                   =========== ===========  ===========  =========== ===========

        Fixed maturities owned at December 31, 1999 are summarized as follows:

                                                 Gross        Gross      Estimated
                                   Amortized   Unrealized   Unrealized      Fair      Carrying
                                      Cost       Gains        Losses       Value       Value
                                   ----------- -----------  -----------  ----------- -----------
     Held-to-Maturity:
         U.S. Government         $   178,801  $      448  $   10,047   $  169,202   $ 178,801
     Agencies
         Collateralized mortgage

           Obligations                 5,452          19                    5,471       5,452
         Public utilities            281,308       3,956       5,195      280,069     281,308
         Corporate bonds           1,450,576      15,840      22,654     1,443,762   1,450,576
         Foreign governments          10,000         213                   10,213      10,000
         State municipalities        123,160         691       1,494      122,357     123,160
         Direct mortgage pass-
           through certificates
         Mortgage backed
     securities

         Asset backed securities     211,284       2,184       5,961      207,507     211,284
                                   ----------- -----------  -----------  ----------- -----------
                                 $ 2,260,581  $   23,351  $   45,351   $ 2,238,581  $2,260,581
                                   =========== ===========  ===========  =========== ===========


                                                 Gross        Gross      Estimated
                                   Amortized   Unrealized   Unrealized      Fair      Carrying
                                      Cost       Gains        Losses       Value       Value
                                   ----------- -----------  -----------  ----------- -----------
     Available-for-Sale:
       U.S. Government Agencies  $   942,341  $    2,370  $   22,871   $  921,840   $ 921,840
       Collateralized mortgage
         Obligations                 862,250       1,215      38,061      825,404     825,404
       Public utilities              479,868       1,158      13,369      467,657     467,657
       Corporate bonds             1,836,482      19,120      79,079     1,776,523   1,776,523
       Foreign governments            37,864         642         856       37,650      37,650
       State and municipalities      359,367          94      17,598      341,863     341,863
       Direct mortgage pass-
          through certificates       304,099       1,419      11,704      293,814     293,814
       Mortgage backed                51,809          18       1,900       49,927      49,927
     securities

       Asset backed securities     2,079,303       5,140      71,199     2,013,244   2,013,244
                                   ----------- -----------  -----------  ----------- -----------
                                 $ 6,953,383  $   31,176  $  256,637   $ 6,727,922  $6,727,922
                                   =========== ===========  ===========  =========== ===========

        The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

        See Note 8 for additional information on policies regarding estimated fair value of fixed maturities.

        The amortized cost and estimated fair value of fixed maturity investments at December 31, 2000, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                         Available-for-Sale
                                   -------------------------------
                                     Amortized        Estimated
                                       Cost          Fair Value
                                   --------------   --------------
     Due in one year or less     $      518,895  $       527,576
     Due after one year
       through five years             2,480,365        2,487,423
     Due after five years
       through ten years              1,167,364        1,172,556
     Due after ten years                772,208          760,118
     Mortgage-backed
       securities                     1,899,963        1,912,319
     Asset-backed securities          2,533,214        2,559,873
                                   --------------   --------------
                                 $    9,372,009  $     9,419,865
                                   ==============   ==============

        Proceeds from sales of securities available-for-sale were $1,460,672, $3,176,802, and $6,169,678 during 2000, 1999, and 1998, respectively.
        The realized gains on such sales totaled $5,845, $10,080, and $41,136 for 2000, 1999, and 1998, respectively. The realized losses totaled $20,562, $19,720, and $8,643 for 2000, 1999, and 1998, respectively.
        During the years 2000, 1999, and 1998, held-to-maturity securities with amortized cost of $8,571, $0, and $9,920 were sold due to credit deterioration with insignificant gains and losses.

        During the fourth quarter of 2000, the Company transferred all securities classified as held-to-maturity into the available-for-sale category. The Company recorded a $19,908 unrealized gain associated with this transfer in other comprehensive income, net of tax.

        At December 31, 2000 and 1999, pursuant to fully collateralized securities lending arrangements, the Company had loaned $208,702 and $0 of fixed maturities, respectively. The fair value of collateral held by the Company at December 31, 2000, that can be sold or repledged is $212,876. No portion of the collateral had been sold or repledged at December 31, 2000.

        The Company engages in hedging activities to manage interest rate, market and foreign exchange risk. The following table summarizes the 2000 financial hedge instruments:


                                  Notional            Strike/Swap

     December 31, 2000             Amount                Rate                   Maturity
     ------------------------  --------------- -------------------------- ----------------------
     Interest Rate Futures   $     171,800           5.17% - 5.68%                3/01
     Interest Rate Caps          1,562,000       7.64% - 11.82% (CMT)         6/00 - 12/06
     Interest Rate Swaps           300,041          4.995% - 8.620%           1/01 - 12/06
     Foreign Currency
       Exchange Contracts           18,371                N/A                  6/05 - 7/06
     Options                       111,400              Various               5/01 - 11/05


        The following table summarizes the 1999 financial hedge instruments:

                                 Notional             Strike/Swap

     December 31, 1999            Amount                 Rate                   Maturity
     ------------------------  --------------  -------------------------- ----------------------

     Interest Rate Caps      $   1,362,000       7.64% - 11.82% (CMT)         6/00 - 12/04
     Interest Rate Swaps           217,528            4.94%-6.8%              02/00 - 12/06
     Foreign Currency
       Exchange Contracts           19,478                N/A                 03/00 - 07/06
     Equity Swap                   104,152           5.15% - 5.93%                01/01
     Options                        54,100              Various               01/02 - 12/02

        LIBOR   - London Interbank Offered Rate
        CMT            - Constant Maturity Treasury Rate

        The Company has established specific investment guidelines designed to emphasize a diversified and geographically dispersed portfolio of mortgages collateralized by commercial and industrial properties located in the United States. The Company's policy is to obtain collateral sufficient to provide loan-to-value ratios of not greater than 75% at the inception of the mortgages. At December 31, 2000, approximately 32% of the Company's mortgage loans were collateralized by real estate located in California.

        The following is information with respect to impaired mortgage loans:

                                                             2000        1999
     =======================================================--------------------
     Loans, net of related allowance for credit losses of
     $12,777 and $14,727                                   $ 21,893  $ 25,877
   Loans with no related allowance for credit losses         12,954    17,880
   Average balance of impaired loans during the year         39,321    43,866
   Interest income recognized (while impaired)                1,648     1,877
   Interest income received and recorded (while impaired)
   using the cash basis method of recognition                 1,632     1,911

        As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $73,518 and $75,691 at December 31, 2000 and 1999, respectively.

        The following table presents changes in the allowance for credit losses:

                                      2000            1999           1998
                                  -------------   -------------  -------------

     Balance, beginning of year $     77,416   $      83,416   $     83,416
     Provision for loan losses        (8,927)         (7,000)           642
     Charge-offs                      (7,247)              -           (787)
     Recoveries                            -           1,000            145
                                  -------------   -------------  -------------
     Balance, end of year       $     61,242   $      77,416   $     83,416
                                  =============   =============  =============

7.      COMMERCIAL PAPER

        The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit. At December 31, 2000, commercial paper outstanding of $97,631 had maturities ranging from 11 to 46 days and interest rates ranging from 6.59% to 6.62%. At December 31, 1999, no commercial paper was outstanding.

8.      ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                             December 31,
                                      -----------------------------------------------------------
                                                 2000                           1999
                                      ----------------------------   ----------------------------
                                        Carrying      Estimated        Carrying      Estimated
                                         Amount       Fair Value        Amount       Fair Value
                                      -------------  -------------   -------------  -------------
     ASSETS:

        Fixed maturities and

          short-term investments    $   9,834,247  $  9,834,247   $    9,229,307  $  9,207,307
        Mortgage loans on real
          estate                          843,371       856,848          974,645       968,964
        Policy loans                    2,809,973     2,809,973        2,681,132     2,681,132
        Common stock                       95,036        95,036           69,240        69,240

     LIABILITIES:
        Annuity contract reserves

          without life                  4,189,716     4,204,907        4,468,685     4,451,465
     contingencies

        Policyholders' funds              197,941       197,941          185,623       185,623
        Due to GWL                         43,081        41,332           35,979        33,590
        Due to GWL&A Financial            171,347       158,222          175,035       137,445
        Repurchase agreements                                             80,579        80,579
        Commercial paper                 97,631         97,631           - -            - -

     HEDGE CONTRACTS:
        Interest rate futures              (1,442)     (1,442)             1,015       1,015
        Interest rate caps                    405           405            4,140         4,140
        Interest rate swaps                 9,232         9,232           (1,494)       (1,494)
        Foreign currency exchange
          contracts                         1,079         1,079              (10)          (10)
        Equity swap                           - -           - -           (7,686)       (7,686)
        Options                            (3,528)       (3,528)          (6,220)       (6,220)


        The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

        The estimated fair-value of fixed maturities that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilized discounted cash flows calculated at current market rates on investments of similar quality and term.

        Mortgage loan fair value estimates generally are based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

        Policy loans accrue interest generally at variable rates with no fixed maturity dates and, therefore, estimated fair value approximates carrying value.

        The fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current crediting rates for similar products.

        The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

        The estimated fair value of due to GWL is based on discounted cash flows at current market rates on high quality investments.

        The fair value of due to GWL&A Financial reflects the last trading price of the subordinated notes in the public market at December 31, 2000.


        The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

        The estimated fair value of financial hedge instruments, all of which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net loss position for interest rates swaps are $1,858 and $772 of unrealized losses in 2000 and 1999, respectively. Included in the net gain position for foreign currency exchange contracts are $0 and $518 of loss exposures in 2000 and 1999, respectively.


9.      EMPLOYEE BENEFIT PLANS

        The following table summarizes changes for the years ended December 31, 2000, 1999, and 1998, in the benefit obligations and in plan assets for the Company's defined benefit pension plan and post-retirement medical plan. There is no additional minimum pension liability required to be recognized. There were no amendments to the plans due to the acquisition of Alta.

                                                                         Post-Retirement

                                          Pension Benefits                 Medical Plan
                                     ----------------------------  -----------------------------
                                      2000      1999      1998      2000      1999       1998
                                     --------  --------  --------  --------  --------   --------
     Change in benefit obligation

     Benefit obligation at        $  126,130 $ 131,305 $ 115,057 $ 29,228  $ 19,944  $  19,454
     beginning of year
     Service cost                     7,062     7,853     6,834    2,305     2,186       1,365
     Interest cost                    9,475     8,359     7,927    2,167     1,652       1,341
     Addition of former Alta                    4,155
     employees
     Actuarial loss (gain)            2,510    (22,363)   5,117              3,616      (1,613)
     Prior service for former
     Alta
       Employees                                                             2,471
     Benefits paid                   (4,614)   (3,179)   (3,630)    (682)     (641)       (603)
                                     --------  --------  --------  --------  --------   --------
     Benefit obligation at end    $  140,563 $ 126,130 $ 131,305 $ 33,018  $ 29,228  $  19,944
     of year
                                     --------  --------  --------  --------  --------   --------

     Change in plan assets

     Fair value of plan assets
     at

       Beginning of year          $  192,093 $ 183,136 $ 162,879 $         $         $
     Actual return on plan assets     6,032    12,055    23,887
     Addition of former Alta
     employees

       and other adjustments                       81
     Benefits paid                   (4,614)   (3,179)   (3,630)
                                     --------  --------  --------  --------  --------   --------
     Fair value of plan assets       193,511   192,093   183,136
     at end of year
                                     --------  --------  --------  --------  --------   --------

     Funded (unfunded) status        52,948    65,963    51,831    (33,018)  (29,228)   (19,944)
     Unrecognized net actuarial      (15,239)  (30,161)  (11,405)  3,430     3,464        (113)
     (gain) loss
     Unrecognized prior service       3,073     3,614              2,148     2,310
     cost
     Unrecognized net (asset)
     obligation or
       at transition                 (16,655)  (18,170)  (19,684)  12,928    13,736     14,544
                                     --------  --------  --------  --------  --------   --------
     Prepaid (accrued) benefit    $  24,127  $ 21,246  $ 20,742  $ (14,512)$ (9,718) $  (5,513)
     cost
                                     ========  ========  ========  ========  ========   ========

     Components of net periodic
     benefit cost

     Service cost                 $   7,062  $  7,853  $  6,834  $ 2,305   $ 2,186   $   1,365
     Interest cost                    9,475     8,360     7,927    2,167     1,652       1,341
     Expected return on plan         (17,567)  (15,664)  (13,691)
     assets
     Amortization of transition      (1,514)   (1,514)   (1,514)     808       808         808
     obligation
     Amortization of
     unrecognized prior
       service cost                     541       541                162       162
     Amortization of gain from
     earlier

       periods                         (879)      (80)                34        38
                                     --------  --------            --------  --------   --------
                                     --------  --------  --------  --------  --------   --------
     Net periodic (benefit) cost  $  (2,882) $   (504) $   (444) $ 5,476   $ 4,846   $   3,514
                                     ========  ========  ========  ========  ========   ========

     Weighted-average

     assumptions as

     of December 31

     Discount rate                     7.50%     7.50%    6.50%      7.50%     7.50%     6.50%
     Expected return on plan           9.25%     8.50%    8.50%      9.25%     8.50%     8.50%
     assets

     Rate of compensation              5.00%     5.00%    4.00%      5.00%     5.00%     4.00%
     increase

        The Company-sponsored post-retirement medical plan (medical plan) provides health benefits to retired employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The Company made no contributions to this plan in 2000, 1999, or 1998.

        Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 7.5% annual rate of increase in the per capita cost of covered health care benefits was assumed. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                   1-Percentage  1-Percentage
                                                      Point         Point
                                                     Increase      Decrease
                                                   ------------  ---------------
     Increase (decrease) on total of service and
       interest cost on components                   $   1,189   $      (812)
     Increase (decrease) on post-retirement benefit      7,220        (5,517)
       obligation

        The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 15% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions. For employees hired after January 1, 1999, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2000, 1999, and 1998 totaled $6,130, $5,504, and $3,915, respectively.

        The Company has a deferred compensation plan providing key executives with the opportunity to participate in an unfunded, deferred compensation program. Under the program, participants may defer base compensation and bonuses, and earn interest on their deferred amounts. The program is not qualified under Section 401 of the Internal Revenue Code. Participant deferrals, which are reflected in other liabilities, are $19,264, $17,367, and $16,102 for years ending December 31, 2000,
        1999, and 1998, respectively. The participant deferrals earn interest at a rate based on the average ten-year composite government securities rate plus 1.5%. The interest expense related to the plan for the years ending December 31, 2000, 1999, and 1998 was $1,358, $1,231, and $1,185,
        respectively.

        The Company  also  provides a  supplemental  executive  retirement  plan
        (SERP) to certain key executives. This plan provides key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The expense for this plan for 2000, 1999, and 1998 was $3,023, $3,002, and $2,840,
        respectively. The total liability of $18,794 and $14,608 as of December 31, 2000 and 1999 is included in other liabilities.

10.     FEDERAL INCOME TAXES

        The following is a reconciliation between the federal income tax rate and the Company's effective income tax rate:

                                         2000          1999         1998
                                       ----------   -----------  -----------
     Federal tax rate                      35.0  %       35.0  %      35.0  %
     Change in tax rate resulting from:
       Settlement of GWL tax exposures                   (5.9)
       Other, net                          (0.9)         (0.3)        (1.6)
                                       ----------   -----------  -----------
     Total                                 34.1  %       28.8  %      33.4  %
                                       ==========   ===========  ===========

         The Company's income tax provision was favorably impacted in 1999 by the release of contingent liabilities relating to taxes of the GWL's U.S. branch associated with blocks of business that were transferred from GWL's U.S. branch to the Company from 1989 to 1993; the Company had agreed to the transfer of these tax liabilities as part of the transfer of this business. The release recorded in 1999 reflected the resolution of certain tax issues with the Internal Revenue Service (IRS), and totaled $17,150; however, $8,900 of the release was attributable to participating policyholders and therefore had no effect on the net income of the Company since that amount was credited to the provision for policyholders' share of earnings on participating business in the accompanying 1999 statement of income.

        Excluding the effect of the 1999 tax item discussed above, the effective tax rate for 1999 was 35.2%.

        Temporary differences which give rise to the deferred tax assets and liabilities as of December 31, 2000 and 1999 are as follows:

                                                    2000                         1999
                                          --------------------------   -------------------------
                                           Deferred      Deferred       Deferred     Deferred
                                             Tax            Tax           Tax           Tax
                                            Asset        Liability       Asset       Liability
                                          -----------   ------------   -----------  ------------
     Policyholder reserves              $   114,074                 $      131,587
     Deferred policy acquisition costs               $      48,543                $     49,455
     Deferred acquisition cost

       proxy tax                            110,239                        103,529
     Investment assets                                      35,714          69,561
     Net operating loss carryforwards           444                            444
     Other                                      103                                        582
                                          -----------   ------------   -----------  ------------
             Subtotal                       224,860         84,257         305,121      50,037
     Valuation allowance                     (1,761)                        (1,761)
                                          -----------   ------------   -----------  ------------
             Total Deferred Taxes       $   223,099  $      84,257  $      303,360$     50,037
                                          ===========   ============   ===========  ============

        Amounts included in investment assets above include $21,228 and $(58,711) related to the unrealized gains (losses) on the Company's fixed maturities available-for-sale at December 31, 2000 and 1999, respectively.

        The Company will file a consolidated tax return for 2000. Losses incurred by subsidiaries in prior years cannot be offset against operating income of the Company. At December 31, 2000, the Company's subsidiaries had approximately $1,267 of net operating loss carryforwards, expiring through the year 2015. The tax benefit of subsidiaries' net operating loss carryforwards are included in the deferred tax assets at December 31, 2000 and 1999, respectively.

        The Company's valuation allowance was decreased in 2000, 1999, and 1998 by $0, $(17), and $(1,792), respectively, as a result of the re-evaluation by management of future estimated taxable income in its subsidiaries.

        Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions, which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.

11.     COMPREHENSIVE INCOME

        Other comprehensive income at December 31, 2000 is summarized as follows:

                                                  Before-Tax     Tax (Expense)     Net-of-Tax
                                                     Amount        or Benefit         Amount
     =========================================  ---------------  --------------   --------------
     Unrealized gains on available-for-sale
     securities:
        Unrealized holding gains (losses)
          arising
          during the period                   $     204,274    $     (71,495)  $      132,779
        Less:  reclassification adjustment
          for
          losses (gains) realized in net              9,436           (3,303)           6,133
          income
                                                 ---------------  --------------   --------------
        Net unrealized gains                        213,710          (74,798)         138,912
     =========================================     ============  ===============    ==========
     Reserve and  DAC adjustment                    (31,352)          10,973          (20,379)
                                                ---------------  --------------   --------------
                                                ---------------  --------------   --------------
     Other comprehensive income               $     182,358    $     (63,825)  $      118,533
     =========================================  ===============  ==============   ==============

        Other comprehensive loss at December 31, 1999 is summarized as follows:

                                                  Before-Tax     Tax (Expense)     Net-of-Tax
                                                    Amount        or Benefit         Amount
     =========================================  ---------------  --------------   --------------
     Unrealized gains on available-for-sale
     securities:

        Unrealized holding (losses) gains
     arising ring the period                  $    (303,033)   $     106,061   $     (196,972)

        Less:  reclassification adjustment
     for   (gains) losses realized in net            (9,958)           3,485           (6,473)
     income
                                                ---------------  --------------   --------------
        Net unrealized (losses) gains              (312,991)         109,546         (203,445)
        Reserve and  DAC adjustment                  87,729          (30,705)          57,024
                                                ---------------  --------------   --------------
                                                ---------------  --------------   --------------
     Other comprehensive loss                 $    (225,262)   $      78,841   $     (146,421)
     =========================================  ===============  ==============   ==============


        Other comprehensive income at December 31, 1998 is summarized as follows:

                                                  Before-Tax     Tax (Expense)     Net-of-Tax
                                                    Amount        or Benefit         Amount
                                                ---------------  -------------------------------
     Unrealized gains on available-for-sale securities:

        Unrealized holding gains (losses)
     arising

           during the period                  $      39,430    $     (13,800)  $       25,630
        Less:  reclassification adjustment
     for

           (gains) losses realized in net           (14,350)           5,022           (9,328)
     income

                                                ---------------  --------------   --------------
        Net unrealized gains (losses)                25,080           (8,778)          16,302
     Reserve and  DAC adjustment                    (11,614)           4,065           (7,549)
                                                ---------------  --------------   --------------
                                                ---------------  --------------   --------------
     Other comprehensive income               $      13,466    $      (4,713)  $        8,753
                                                ===============  ==============   ==============



12.     STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

        At December 31, 2000 and 1999, the Company has 1,500 authorized shares each of Series A, Series B, Series C and Series D cumulative preferred stock; and 2,000,000 authorized shares of non-cumulative preferred stock.

        Dividends of $0, $0, and $6,692 were paid on preferred stock in 2000, 1999, and 1998, respectively. In addition, dividends of $134,149, $92,053, and $73,344 were paid on common stock in 2000, 1999, and 1998, respectively. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.

        The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

                                     2000             1999            1998
                                 --------------  ---------------  -------------
                                  (Unaudited)
     Net income                $     293,521   $      253,123   $    225,863
     Capital and surplus           1,083,718        1,004,745        727,124

        In March 1998,  the  National  Association  of  Insurance  Commissioners
        adopted the Codification of Statutory Accounting Principles (Codification). The Codification, which is intended to standardize accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Colorado Division of Insurance will require adoption of Codification with certain modifications for the preparation of statutory financial statements effective January 1, 2001. The Company estimates that the adoption of Codification as modified by the Colorado Division of Insurance will increase statutory net worth as of January 1, 2001, by approximately $105,760 [Unaudited]. (The modifications adopted by the Colorado Division of Insurance had no effect on statutory net worth).

        The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado are subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 2000 were $1,083,718 and $275,231 [Unaudited], respectively. The Company should be able to pay up to $275,231[Unaudited] of dividends in 2001.

13.     STOCK OPTIONS

        The Parent has a stock option plan (the Lifeco plan) that provides for the granting of options on common shares of Lifeco to certain officers and employees of Lifeco and its subsidiaries, including the Company. Options may be awarded with exercise prices of no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the Lifeco plan. As of December 31, 2000, 1999, and 1998, stock available for award to Company employees under the Lifeco plan aggregated 4,808,047, 885,150, and 1,424,400 shares.

        The plan provides for the granting of options with varying terms and vesting requirements. The majority of basic options under the plan vest and become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Other basic options vest and become exercisable one-third per year commencing on various dates from December 31, 2000 to September 30, 2002 and expire ten years from the date of grant. Variable options granted to Company employees totaling 278,000 and 1,832,000 in 1998 and 1997, respectively, become exercisable if certain cumulative financial targets are attained by the end of 2001. If exercisable, the exercise period runs from April 1, 2002 to June 26, 2007. During 2000, the Company determined that it was probable that certain of these options would become exercisable and, accordingly, recorded compensation expense of $15,052 with a corresponding credit to additional paid-in capital as prescribed by AIN-APB 25.

        Additional variable options granted in 1998 and 2000 totaling 380,000 and 120,000, respectively, become exercisable if certain sales or financial targets are attained. During 2000, 1999, and 1998, 13,250, 11,250, and 30,000 of these options vested and accordingly, the Company recognized compensation expense of $151, $23, and $116, respectively. If exercisable, the exercise period expires ten years from the date of grant.

        The following table summarizes the status of, and changes in, Lifeco options granted to Company employees, which are outstanding and the weighted-average exercise price (WAEP) for 2000, 1999, and 1998. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                    2000                   1999                    1998
                            ---------------------  ----------------------  ----------------------
                             Options      WAEP      Options       WAEP      Options       WAEP
                            -----------  --------  -----------  ---------  -----------  ---------
     Outstanding, Jan. 1     6,567,098 $    9.04    6,544,824 $    8.07     5,736,000 $    7.71
       Granted               1,386,503     14.88      575,500     16.48       988,000     13.90
       Exercised               351,300      6.77      234,476      5.69        99,176      5.93
       Expired or              120,750     12.10      318,750     13.81        80,000     13.05
     canceled

                            -----------  --------  -----------  ---------  -----------  ---------
     Outstanding, Dec. 31    7,481,551 $    9.83    6,567,098 $    9.04     6,544,824 $    8.07
                            ===========  ========  ===========  =========  ===========  =========

     Options exercisable

       at year-end           2,889,848 $    7.23    2,215,998 $    6.31     1,652,424 $    5.72
                            ===========  ========  ===========  =========  ===========  =========

     Weighted average
     fair
     value of options

     granted during year  $    4.38              $    5.23               $    4.46
                            ===========            ===========             ===========


        The following table summarizes the range of exercise prices for outstanding Lifeco common stock options granted to Company employees at December 31, 2000:

                                        Outstanding                         Exercisable
     ===================  ----------------------------------------- ----------------------------
                                                         Average                      Average
     ===================
          Exercise                         Average      Exercise                      Exercise
     ===================
        Price Range          Options         Life         Price        Options         Price
     -------------------  --------------  -----------  ------------ --------------   -----------
     $ 5.65 - 7.50          3,223,248        5.65    $     5.72       2,514,448   $       5.70
     $10.82 - 15.21         4,096,803        7.66    $    12.77         350,300   $      14.28
     $15.91 - 17.95           161,500        8.18    $    17.33          25,100   $      17.74


        Of the exercisable Lifeco options, 2,845,348 relate to basic option grants and 44,500 relate to variable grants.

        Power Financial Corporation (PFC), which is the parent corporation of Lifeco, has a stock option plan (the PFC plan) that provides for the granting of options for common shares of PFC to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in 1996, certain officers of the Company participated in the PFC plan in Canada. Under the PFC plan, options may be awarded with exercise price no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the PFC plan. As of December 31, 2000, 1999, and 1998, stock available for award under the PFC plan aggregated 2,790,800, 4,340,800, and 4,400,800 shares.

        Options granted to officers of the Company under the PFC plan become exercisable twenty percent per year commencing on the date of the grant and expire ten years from the date of grant.

        The following table summarizes the status of, and changes in, PFC options granted to Company officers, which remain outstanding and the weighted-average exercise price (WAEP) for 2000, 1999, and 1998. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                    2000                   1999                    1998
                            ---------------------  ----------------------  ----------------------
                             Options      WAEP      Options       WAEP      Options       WAEP
                            -----------  --------  -----------  ---------  -----------  ---------
     Outstanding, Jan. 1,      285,054 $    3.23      355,054 $    2.89     1,076,000 $    3.05
       Exercised               215,054      3.30       70,000      2.28       720,946      2.98
                            -----------  --------  -----------  ---------  -----------  ---------
     Outstanding, Dec.          70,000 $    2.29      285,054 $    3.23       355,054 $    2.89
     31,
                            ===========  ========  ===========  =========  ===========  =========
     Options exercisable
       at year-end              70,000 $    2.29      285,054 $    3.23       355,054 $    2.89
                            ===========  ========  ===========  =========  ===========  =========

        As of December 31, 2000, the PFC options outstanding have an exercise price of $2.29 and a weighted-average remaining contractual life of 3.33 years.

        The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB 25 under which compensation expenses for stock options are generally not recognized for stock option awards granted at or above fair market value. Had compensation expense for the Company's stock option plan been determined based upon fair value at the grant dates for awards under the plan in accordance with SFAS No. 123, "Accounting for Stock-Based Compensation", the Company's net income would have been reduced by $1,147, $1,039, and $727, in 2000, 1999, and 1998, respectively. The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for those options granted in 2000, 1999, and 1998, respectively: dividend yields of 4.06%, 3.63%, and 3.0%, expected volatility of 30.1%, 32.4%, and 34.05%, risk-free interest rates of 6.61%, 6.65%, and 4.79% and expected lives of 7.5 years.

14.     SEGMENT INFORMATION

        The Company has two reportable segments: Employee Benefits and Financial Services. The Employee Benefits segment markets group life and health and 401(k) products to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to public and not-for-profit employers and individuals and offers life
        insurance   products  to  individuals  and  businesses.   The  Company's
        reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels.

        The accounting policies of the segments are the same as those described in Note 1. The Company evaluates performance based on profit or loss from operations after income taxes.

        The Company's operations are not materially dependent on one or a few customers, brokers or agents.

        Summarized segment financial information for the year ended and as of December 31 was as follows:

        Year ended December 31, 2000

        Operations:

                                                 Employee         Financial
                                                 Benefits         Services          Total
     ========================================  --------------   --------------  ---------------
     Revenue:
        Premium income                       $   1,142,136   $      190,430   $   1,332,566
        Fee income                                 752,309          119,318         871,627
        Net investment income                       94,800          836,641         931,441
        Realized investment (losses) gains          (3,572)          31,855          28,283
     ========================================  --------------   --------------  ---------------
             Total revenue                       1,985,673        1,178,244       3,163,917

     Benefits and Expenses:

        Benefits                                   922,925          822,946       1,745,871
        Operating expenses                         856,463          168,449       1,024,912
     ========================================  --------------   --------------  ---------------
             Total benefits and expenses         1,779,388          991,395       2,770,783
     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------

     Net operating income before income            206,285          186,849         393,134
     taxes

     ========================================
     Income taxes                                   70,197           63,843         134,040
                                               --------------   --------------  ---------------
             Net income                      $     136,088   $      123,006   $     259,094
     ========================================  ==============   ==============  ===============

        Assets:

                                                 Employee         Financial
                                                 Benefits         Services          Total
     ========================================  --------------   --------------  ---------------
     Investment assets                       $   1,438,650   $   12,239,947   $  13,678,597
     Other assets                                  980,245          857,407       1,837,652
     Separate account assets                     6,537,095        5,844,042      12,381,137
     ========================================  --------------   --------------  ---------------
             Total assets                    $   8,955,990   $   18,941,396   $  27,897,386
     ========================================  ==============   ==============  ===============


        Year ended December 31, 1999

        Operations:

                                                 Employee         Financial
     ========================================
                                                 Benefits         Services          Total
     ========================================  --------------   --------------  ---------------
     Revenue:

     ========================================
        Premium income                       $     990,449   $      172,734   $   1,163,183
     ========================================
        Fee income                                 548,580           86,567         635,147
     ========================================
        Net investment income                       80,039          795,907         875,946
     ========================================
        Realized investment (losses) gains          (1,224)           2,308           1,084
     ========================================  --------------   --------------  ---------------
             Total revenue                       1,617,844        1,057,516       2,675,360
     ========================================
     Benefits and Expenses:

     ========================================
        Benefits                                   789,084          792,755       1,581,839
     ========================================
        Operating expenses                         661,119          143,422         804,541
     ========================================  --------------   --------------  ---------------
             Total benefits and expenses         1,450,203          936,177       2,386,380
     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------

     ========================================
     ========================================
     Net operating income before income            167,641          121,339         288,980
     taxes

     ========================================
     Income taxes                                   51,003           32,259          83,262
                                               --------------   --------------  ---------------
             Net income                      $     116,638   $       89,080   $     205,718
     ========================================  ==============   ==============  ===============


        Assets:

                                                 Employee         Financial
                                                 Benefits         Services          Total
     ========================================  --------------   --------------  ---------------
     Investment assets                       $   1,464,111   $   11,593,944   $  13,058,055
     Other assets                                  741,438          910,677       1,652,115
     Separate account assets                     7,244,145        5,575,752      12,819,897
     ========================================  --------------   --------------  ---------------
             Total assets                    $   9,449,694   $   18,080,373   $  27,530,067
     ========================================  ==============   ==============  ===============


        Year ended December 31, 1998

        Operations:

                                                 Employee         Financial
                                                 Benefits         Services          Total
     ========================================  --------------   --------------  ---------------
     Revenue:

        Premium income                       $     746,898   $      247,965   $     994,863
        Fee income                                 444,649           71,403         516,052
        Net investment income                       95,118          802,242         897,360
        Realized investment gains                    8,145           30,028          38,173
     ========================================  --------------   --------------  ---------------
             Total revenue                       1,294,810        1,151,638       2,446,448

     Benefits and Expenses:


        Benefits                                   590,058          872,411       1,462,469
        Operating expenses                         546,959          141,269         688,228
     ========================================  --------------   --------------  ---------------
             Total benefits and expenses         1,137,017        1,013,680       2,150,697
     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------


     Net operating income before income            157,793          137,958         295,751
     taxes


     Income taxes                                   50,678           48,158          98,836
                                               --------------   --------------  ---------------
             Net income                      $     107,115   $       89,800   $     196,915
     ========================================  ==============   ==============  ===============

The following table, which summarizes premium and fee income by segment, represents supplemental information.

                                           2000            1999             1998
     ===============================  ---------------  --------------   --------------
      Premium Income:
        Employee Benefits


            Group Life & Health     $   1,142,136    $     990,449   $      746,898
     ===============================  ---------------  --------------   --------------
                 Total Employee         1,142,136          990,449          746,898
     Benefits
                                      ---------------  --------------   --------------
                                      ---------------  --------------   --------------
        Financial Services

            Savings                         7,253           14,344           16,765
            Individual Insurance          183,177          158,390          231,200
                                      ---------------  --------------   --------------
                                      ---------------  --------------   --------------
                 Total Financial          190,430          172,734          247,965
                 Services
     ===============================  ---------------  --------------   --------------
             Total premium income   $   1,332,566    $   1,163,183   $      994,863
     ===============================  ===============  ==============   ==============

     Fee Income:

            Employee Benefits


            Group Life & Health     $     648,328    $     454,071   $      366,805
              (uninsured plans)
            401(k)                        103,981           94,509           77,844
     ===============================  ---------------  --------------   --------------
                                      ---------------  --------------   --------------
                 Total Employee           752,309          548,580          444,649
     Benefits
     ===============================  ---------------  --------------   --------------
                                      ---------------  --------------   --------------
        Financial Services

            Savings                       111,201           81,331           71,403
            Individual Insurance            8,117            5,236
                                      ---------------  --------------   --------------
                                      ---------------  --------------   --------------
                 Total Financial          119,318           86,567           71,403
                 Services
     ===============================  ---------------  --------------   --------------
             Total fee income       $     871,627    $     635,147   $      516,052
     ===============================  ===============  ==============   ==============

15.     COMMITMENTS AND CONTINGENCIES

        The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.

                                     PART C
                                OTHER INFORMATION

Item 24.     Financial Statements and Exhibits


             (a)      Financial Statements


                      The consolidated financial statements of GWL&A as of December 31, 2000 and 1999 and each of the three years in the period ended December 31, 2000, as well as the financial statements of the Series Account for the years ended December 31, 2000 and 1999 , are included in Part B, filed herewith.


             (b)      Exhibits


                      Item (1) Copy of resolution of the Board of Directors is incorporated by reference to registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).


                      Item (2) is not applicable


                     Item (3) Copy of Underwriting Agreement is incorporated by reference to registrant's Post Effective Amendment No. 23 to Form N-4 registration statement filed on May 1, 1997 (File No. 2-89550).

                      Items (4) Form of each Variable Contract and (5) Form of Application are incorporated by reference to registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

                      Item (6) Copies of Articles of Incorporation and Bylaws of Depositor are incorporated by reference to Amendment No. 2 to the Registration Statement filed by Depositor on Form N-4 on October 29, 1996, (File No. 333-01153).


                      Item (7) is not applicable.


                      Item (8) Copy of Agreement between Registrant and Maxim Series Fund; Form of Fund Participation Agreement for Unaffiliated Insurance Products Funds; and, Form of Fund Participation Agreement for Retail Funds are incorporated by reference to registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

                      Item (9) Opinion of Counsel is filed herewith as Exhibit
9.

                      Item (10)(a) Written Consent of Jorden Burt LLP is filed herewith as Exhibit 10(a).

                               (b) Written Consent of Deloitte & Touche LLP is
filed herewith as Exhibit 10(b).


                      Item (11)        Not Applicable.

                      Item (12)        Not Applicable.


                      Item (13) Schedule for Computation of Performance is filed herewith as Exhibit 13.

                     Item (14) Powers of Attorney are incorporated by reference to registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).



Item 25.     Directors and Officers of the Depositor

                                                                                   Positions and Offices
Name                          Principal Business Address                           with Depositor
----                          --------------------------                           ----------------


James Balog                   2205 North Southwinds Boulevard, Apt. 307            Director
                              Vero Beach, Florida  32963


James W. Burns, O.C.                   (4)                                         Director

Orest T. Dackow                        (3)                                         Director

Andre Desmarais                        (4)                                         Director

Paul Desmarais, Jr.                    (4)                                         Director

Robert Gratton                         (5)                                         Chairman

Kevin P. Kavanagh                      (1)                                         Director


William Mackness              696 Whitehave Crescent                               Director
                              London, Ontario N6G 4V4


William T. McCallum                    (3)                                         Director, President and
                                                                                   Chief Executive Officer

Jerry E.A. Nickerson          H.B. Nickerson & Sons Limited                        Director
                              P.O. Box 130
                              275 Commercial Street
                              North Sydney, Nova Scotia  B2A 3M2

P. Michael Pitfield, P.C., Q.C.        (4)                                         Director

Michel Plessis-Belair, F.C.A.          (4)                                         Director


Brian E. Walsh                Veritas Capital Management, LLC                      Director
                              1 Dock Street, 4th Floor
                              Stamford, Connecticut 06902



John A. Brown                          (3)                                         Senior Vice-President,
                                                                                   Healthcare Markets


S. Mark Corbett                        (3)                                         Senior Vice-President,
                                                                                   Investments


Donna A. Goldin                        (2)                                         Executive Vice-President
                                                                                   Chief Operating Officer,
                                                                                   One Corporation


Mitchell T.G. Graye                    (3)                                         Executive Vice-President,
                                                                                   Chief Financial Officer

Wayne Hoff   mann                      (3)                                         Senior Vice-President,
                                                                                   Investments


Mark S. Hollen                         (3)                                         Senior Vice-President,
                                                                                   FASCorp


                                                                                   Positions and Offices
Name                          Principal Business Address                           with Depositor
----                          --------------------------                           ---------------

D. Craig Lennox                        (6)                                         Senior Vice-President,
                                                                                   General Counsel and
                                                                                   Secretary

Steve H. Miller                        (2)                                         Senior Vice-President,
                                                                                   Employee Benefits, Sales

James D. Motz                          (2)                                         Executive Vice-President,
                                                                                   Employee Benefits

Charles P. Nelson                      (3)                                         Senior Vice-President,
                                                                                   Public Non-Profit Markets

Marty Rosenbaum                        (2)                                         Senior Vice-President,
                                                                                   Employee Benefits

Gregg E. Seller                        (3)                                         Senior Vice-President,
                                                                                   Government Markets

Robert K. Shaw                         (3)                                         Senior Vice-President,
                                                                                   Individual Markets

George D. Webb                         (3)                                         Senior Vice-President,
                                                                                   Public/Non- Profit Operations


Warren J. Winer                        (2)                                         Senior Vice President,
                                                                                   Employee Benefits


Douglas L. Wooden                      (3)                                         Executive Vice-President,
                                                                                   Financial Services

Jay Wright                             (2)                                         Senior Vice-President,
______________________________________                                             Employee Benefits

(1) 100 Osborne Street North, Winnipeg, Manitoba, Canada  R3C 3A5.
(2) 8505 East Orchard Road, Greenwood Village, Colorado  80111.
(3) 8515 East Orchard Road, Greenwood Village, Colorado  80111.
(4) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada  H2Y 2J3.
(5) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada  H2Y 2J3.
(6) 8525 East Orchard Road, Greenwood Village, Colorado  80111.

Item 26.     Persons controlled by or under common control
             with the Depositor or Registrant
             -------------------------------------------------------------------


             See Page C-4.

                              ORGANIZATIONAL CHART


         (State/Country of Organization) - Nature of Business

Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
       100.0%  - 171263 Canada Inc. (Canada) - Holding Company
           67.4%  - Power Financial Corporation (Canada) - Holding Company
               80.2%  - Great-West Lifeco Inc. (Canada) - Holding Company
                   100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company
                       100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                           100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                        100.0%  - Great-West Life & Annuity Capital I (Delaware) - Business Trust
                        100.0%  - Great-West Life & Annuity Insurance Company (Colorado) - Life and Health Insurance Company
                           100.0%  - First Great-West Life & Annuity Insurance Company (New York) - Life and
                                     Health Insurance Company
                           100.0%  - Advised Assets Group, Inc. (Colorado) - Investment Adviser
                           100.0% - Alta Health & Life Insurance Company (Indiana) - Life and Health Insurance Company
                                    100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
                           100.0%  - BenefitsCorp, Inc. (Delaware) - Insurance Agency
                                    100.0%  - BenefitsCorp Equities, Inc. (Delaware) - Securities Broker/Dealer
                           100.0%  - National Plan Coordinators of Delaware, Inc. (Delaware) - Third Party Administrator
                                    100.0%  - NPC Securities, Inc. (California) - Securities Broker/Dealer
                                    100.0%  - NPC Administrative Services Corporation (California) - Third Party Administrator
                                    100.0%  - Deferred Comp of Michigan, Inc. (Michigan) - Third Party Administrator
                                    100.0%  - National Plan Coordinators of Washington, Inc. (Washington) - Third
                                              Party Administrator
                                    100.0%  - National Plan Coordinators of Ohio, Inc. (Ohio) - Third Party Administrator
                                    100.0%  - Renco, Inc. (Delaware) - Third Party Administrator
                                    100.0%  - NPC Advisers, Inc. (Delaware) - Investment Adviser
                                    100.0%  - P.C. Enrollment Services & Insurance Brokerage, Inc. (Massachusetts) - Insurance
                                              Agency
                           100.0%  - One Benefits Corporation (Colorado) - Holding Company
                                    100.0%  - One Health Plan of Alaska, Inc. (Alaska) - Preferred Provider Organization
                                    100.0%  - One Health Plan of Arizona, Inc. (Arizona) - Health Maintenance Organization
                                    100.0%  - One of Arizona, Inc. (Arizona) - Preferred Provider Organization
                                    100.0%  - One Health Plan of California, Inc. (California) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Colorado, Inc. (Colorado) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Florida, Inc. (Florida) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Georgia, Inc. (Georgia) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Illinois, Inc. (Illinois) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Indiana, Inc. (Indiana) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Kansas/Missouri, Inc. (Kansas) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Maine, Inc. (Maine) - Preferred Provider Organization
                                    100.0%  - One Health Plan of Massachusetts, Inc. (Massachusetts) -  Health
                                              Maintenance Organization
                                    100.0%  - One Health Plan of Michigan, Inc. (Michigan) - Preferred Provider Organization
                                    100.0%  - One Health Plan of Minnesota, Inc. (Minnesota) - Preferred Provider Organization
                                    100.0%  - One Health Plan of Nevada, Inc. (Nevada) - Preferred Provider Organization
                                    100.0%  - One Health Plan of New Hampshire, Inc. (New Hampshire) - Preferred
                                              Provider Organization
                                    100.0%  - One Health Plan of New Jersey, Inc. (New Jersey) - Health Maintenance Organization
                                    100.0%  - One Health Plan of New York, Inc. (New York) - Preferred Provider Organization
                                    100.0%  - One Health Plan of North Carolina, Inc. (North Carolina) - Health
                                              Maintenance Organization
                                    100.0%  - One Health Plan of Ohio, Inc. (Ohio) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Oregon, Inc. (Oregon) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Pennsylvania, Inc. (Pennsylvania) - Health
                                              Maintenance Organization
                                    100.0%  - One Health Plan of South Carolina, Inc. (South Carolina) - Preferred
                                              Provider Organization
                                    100.0%  - One Health Plan of Tennessee, Inc. (Tennessee) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Texas, Inc. (Texas) - Health Maintenance Organization
                                    100.0%  - One Health Plan, Inc. (Vermont) - Preferred Provider Organization
                                    100.0%  - One Health Plan of Virginia, Inc. (Virginia) - Preferred Provider Organization
                                    100.0%  - One Health Plan of Washington, Inc. (Washington) - Health
                                              Maintenance Organization
                                    100.0%  - One Health Plan of Wisconsin, Inc. (Wisconsin) - Preferred Provider Organization
                                    100.0%  - One Health Plan of Wyoming, Inc. (Wyoming) - Preferred Provider Organization
                                    100.0%  - One Orchard Equities, Inc. (Colorado) - Securities Broker/Dealer
                           100.0%  - Financial Administrative Services Corporation (Colorado) - Third Party Administrator
                           100.0%  - GWL Properties, Inc. (Colorado) - Real Property Corporation
                             50.0%  - Westkin Properties Ltd. (California) - Real Property Corporation
                           100.0%  - Great-West Benefit Services, Inc.(Delaware) - Leasing Company
                             92.1%  - Maxim Series Fund, Inc. (Maryland) - Investment Company
                           100.0%   - GW Capital Management, LLC (Colorado) - Investment Adviser
                                   100.0% - Orchard Capital Management, LLC (Colorado) - Investment Advisoer
                                   100.0% - Greenwood Investments, Inc. (Colorado) - Securities Broker/Dealer
                             86.8%  - Orchard Series Fund (Delaware) - Investment Company
                           100.0%  - Orchard Trust Company (Colorado) - Trust Company



Item 27.     Number of Contractowners


             On March 30, 2001, there were 2 owners of non-qualified contracts and 1,474 of qualified contracts offered by Registrant.


Item 28.     Indemnification

             Provisions exist under the Colorado General Corporation Code and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                        Colorado Business Corporation Act

    Article 109 - INDEMNIFICATION

    Section 7-109-101.  Definitions.

             As used in this Article:

             (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.


             (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, a fiduciary, a manager, a member, a partner, a promotor, or a trustee of another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.


             (3)      "Expenses" includes counsel fees.

             (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.


             (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in
             Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.


             (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

             (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

    Section 7-109-102.  Authority to indemnify directors.


             (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

                      (a)     The person conducted himself or herself in good
                       faith; and


                      (b)     The person reasonably believed:


                              (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and


                              (II) In all other cases, that his or herc onduct was at least not opposed to the corporation's best interests; and

                      (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

             (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection
             (1) of this section.

             (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

             (4) A corporation may not indemnify a director under this section:

                      (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or


                      (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.


             (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

    Section 7-109-103.  Mandatory Indemnification of Directors.


                      Unless limited by the articles of incorporation, a
             corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.


    Section 7-109-104.  Advance of Expenses to Directors.

             (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:


                      (a) The director furnishes the corporation a written affirmation of the director's good-faith belief that he has met the standard of conduct described in Section 7-109-102;


                      (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                      (c) A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

             (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

             (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

    Section 7-109-105.  Court-Ordered Indemnification of Directors.

             (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                      (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                      (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in
                      Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

    Section 7-109-106.  Determination and Authorization of Indemnification of
                        Directors.

             (1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.


             (2) The determinations required by under subsection (1) of this section shall be made:


                      (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                      (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

             (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                      (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                      (b)     By the shareholders.


             (4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.


    Section 7-109-107.  Indemnification of Officers, Employees, Fiduciaries,
                        and Agents.

             (1)     Unless otherwise provided in the articles of incorporation:

                      (a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                      (b) A corporation  may  indemnify  and  advance   expenses
                      to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                      (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

    Section 7-109-108.  Insurance.

                      A corporation may purchase and maintain insurance on
             behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

    Section 7-109-109.  Limitation of Indemnification of Directors.

             (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

             (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

    Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

                      If a corporation indemnifies or advances expenses to a
             director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.
                                 Bylaws of GWL&A

Article     II,      Section     11.      Indemnification      of     Directors.
----------------------------

The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own wilful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.     Principal Underwriter

             (a) BenefitsCorp Equities, Inc. ("BCE") currently distributes securities of Great-West Variable Annuity Account A, Maxim Series Account and Pinnacle Series Account in addition to those of the Registrant.

             (b)      Directors and Officers of BCE

                                                                                   Position and Offices
Name                          Principal Business Address                             with Underwriter
----                          --------------------------                           --------------------

Charles P. Nelson                      (1)                                         Chairman and President

Robert K. Shaw                         (1)                                         Director


David G. McLeod                        (1)                                         Director

Gregg E. Seller               18101 Von Karman Ave.                                Director and Vice President
                              Suite 1460                                           Major Accounts
                              Irvine, CA 92715

Glen R. Derback                        (1)                                         Treasurer

Beverly A. Byrne                       (1)                                         Secretary

Teresa L. Buckley                      (1)                                         Compliance Officer
------------


(1)  8515 E. Orchard Road, Greenwood Village, Colorado 80111

    (c) Commissions and other compensation received from the Registrant by Principal Underwriter during registrant's last fiscal year:


                          Net
Name of               Underwriting              Compensation
Principal             Discounts and                  on                   Brokerage
Underwriter           Commissions                Redemption               Commissions       Compensation

BCE                -0-                               -0-                        -0-                           -0-

Item 30.     Location of Accounts and Records


             All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.


Item 31.     Management Services

             Not Applicable.

Item 32.     Undertakings

             (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

             (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

             (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


             (d) Registrant represents that in connection with its offering of Group Contracts as funding vehicles for retirement plans meeting the requirement of Section 403(b) of the Internal Revenue Code of 1986, as amended, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.


             (e) Registrant represents that in connection with its offering of Group Contracts as funding vehicles under the Texas Optional Retirement Program, Registrant is relying on the exceptions provided in Rule 6c-7 of the Investment Company Act of 1940 and that the provisions of paragraphs (a) -(d) thereof have been complied with.

             (f) GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 31 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 27th day ofApril, 2001.


                                       FUTUREFUNDS SERIES ACCOUNT
                                       (Registrant)


                                       By:               /s/ W.T. McCallum
                                                --------------------------------
                                                William T. McCallum, President
                                                and Chief Executive Officer of
                                                Great-West Life & Annuity
                                                Insurance Company


                                       GREAT-WEST LIFE & ANNUITY
                                       INSURANCE COMPANY
                                       (Depositor)


                                       By:               /s/ W.T. McCallum
                                                --------------------------------
                                                William T. McCallum, President
                                                and Chief Executive Officer

         As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                                             Date



 /s/ Robert Gratton*                                                            April 27, 2001
--------------------------------------------

Director and Chairman of the Board
(Robert Gratton)



 /s/ W.T. McCallum                                                              April 27, 2001
--------------------------------------------

Director, President and Chief Executive
Officer (William T. McCallum)



 /s/ Mitchell T.G. Graye                                                        April 27, 2001
--------------------------------------------

Executive Vice President and Chief
Financial Officer (Mitchell T.G. Graye)



/s/ James Balog*                                                                April 27, 2001
-----------------------------------------------
Director, (James Balog)





 Signature and Title                                                            Date



        /s/ James W. Burns*                                                     April 27, 2001
------------------------------------------------
Director, (James W. Burns)


         /s/ Orest T. Dackow*                                                   April 27, 2001
------------------------------------------------
Director (Orest T. Dackow)



------------------------------------------------------------
Director Andre Desmarais


              /s/ Paul Desmarais, Jr*.                                          April 27, 2001
-------------------------------------------------
Director (Paul Desmarais, Jr.)


            /s/ Kevin P. Kavanagh*
---------------------------------------
Director (Kevin P. Kavanagh)



--------------------------------------
Director (William Mackness)


 /s/ Jerry E.A. Nickerson*                                                      April 27, 2001
----------------------------------------
Director (Jerry E.A. Nickerson)


         /s/ P. Michael Pitfield *                                              April 27, 2001
----------------------------------------
Director (P. Michael Pitfield)


         /s/ Michel Plessis-Belair*                                             April 27, 2001
------------ ----------------------------
Director (Michel Plessis-Belair)


             /s/ Brian E. Walsh  *                                              April 27, 2001
------------------------------------------------------
Director (Brian E. Walsh)


*By:          /s/ D.C. Lennox                                                   April 27, 2001
         ---------------------------------------------
         D. C. Lennox

         Attorney-in-fact pursuant to Powers of Attorney are incorporated by reference to registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000.

                                   EXHIBIT 9

                                                                 April 21, 1987



Great-West Life & Annuity Insurance Company
   and FutureFunds Series Account
8515 E Orchard Road, 6th Floor
Greenwood Village CO  80111

Gentlemen:

I am Vice-President, Associate Secretary and Associate Counsel of Great-West Life & Annuity Insurance Company )"GWL&A") and act in such capacity in legal matters concerning the establishment and operation of FutureFunds Series Account, a separate account established pursuant to Section 40-436 of the Kansas Insurance Code, and the validity of the flexible premium variable annuity policies ("the Policies") that have been and will be issued by GWL&A. Furthermore, I have participated in the preparation of Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 that will be filed with the Securities and Exchange Commission, which concerns this separate account with respect to the Policies that will be issued by GWL&A, and in the preparation of the Policies.

In so acting, I have made such examination of the law and examined such records and documents as in my judgment are necessary or appropriate to enable me to render the opinion expressed below. I am of the following opinion:

1. GWL&A is a valid and subsisting corporation, organized and operated under Kansas law, and subject to regulation by the Kansas Commissioner of Insurance.

2. FutureFunds Series Account is a separate account validly established and maintained by GWL&A in accordance with the provisions of the Kansas Insurance Code.

3. All of the prescribed corporate procedures for the issuance of the Policies have been followed, and when the Policies are issued in accordance with the Prospectus contained in this Registration Statement (or as amended further to comply with the requirements of the Securities and Exchange Commission), all applicable state laws will have been complied with.

4. GWL&A has been authorized by its Board of Directors to issue the Policies and has the corporate power to do so.

Great-West
April
Page 2


5.  When  issued,   the  Policies  will  be  legally  issued,   fully  paid  and
non-assessable upon receipt by GWL&A of the premium.

You may use this opinion or a copy thereof as an exhibit to Post-Effective Amendment No. 6 to the Registration Statement and you may use my name under the caption "Legal Matters" in the Prospectus.

Yours truly,


/s/ Robert J. Ornellas
Robert J. Ornellas
Vice President, Associate
Secretary and Associate
Counsel

                              EXHIBIT 10(a)

                                Jorden Burt LLP
                       1025 Thomas Jefferson Street, N.W.
                                 Suite 400 East
                          Washington, D.C. 20007-0805
                                 (202)-965-8100
                           Telecopier: (202) 965-8104
                            HTTP://WWW.JORDENUSA.COM





                                 April 26, 2001

Great-West Life & Annuity Insurance Company
8525 East Orchard Road
Greenwood Village, Colorado  80111

Re:  FutureFunds Series Account
     Post-Effective Amendment No. 31 to the Registration Statement on Form N-4 File No. 2-89550


Ladies and Gentlemen:

         We have acted as counsel to Great West Life & Annuity Insurance Company, a Colorado corporation, regarding the federal securities laws applicable to the issuance and sale of the contracts described in the above-referenced registration statement. We hereby consent to the reference to us under the caption "Legal Matters" in the prospectus filed today with the Securities and Exchange Commission. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                                                     Very truly yours,


                                                     /s/ Jorden Burt LLP


                                                     JORDEN BURT LLP






82058v1

                                 EXHIBIT 10(b)

INDEPENDENT AUDITORS' CONSENT


We consent to the use in this Post-Effective Amendment No. 31 to Registration Statement No. 2-89550 of FutureFunds Series Account of Great-West Life & Annuity Insurance Company of our report dated February 26, 2001 on the financial statements of FutureFunds Series Account and our report dated January 29, 2001 on the financial statements of Great-West Life & Annuity Insurance Company and to the references to us under the headings "Condensed Financial Information" in the Prospectus and "Independent Auditors" in the Statement of Additional Information, which are part of such Registration Statement.





DELOITTE & TOUCHE LLP

Denver, Colorado
April 25, 2001

                                   EXHIBIT 13

                                  YIELD AND EFFECTIVE YIELD CALCULATIONS

Money Market Investment Division

      Yield for the Money Market Investment Division is calculated on a seven day period.

      The current yield formula = base period return x (365/7)

      The effective yield formula = [(1 + base period return)365/7] - 1

      Base period return is calculated as follows:
            Ending account value
             -Beginning account value
             -Expenses accrued for the period
            Net change in account value

      Net change in account value/Beginning account value = base period return.

      Following is an example of these calculations based on the following assumed expenses:
         1.25% mortality and expense risk charge; $30 contract maintenance charge and a contingent deferred sales charge of 6% of the Contributions made within the last 72 months.

      a= Value of one accumulation unit at beginning of period = 17.59196 b= Value of one accumulation unit at end of period = 17.60442 c= Annual maintenance charges accrued in period = $3.14 d= Average number of units outstanding in period = 1000.00 e= Base period return

      Yield if contingent deferred sales charge does not apply:

                  Yield =     (b-a-c/d)
                a  = $17.60442 - 17.59196 - $3.14/ 1000.00
                                             17.59196
                  e=    0.00053
                  f= Annualized yield - e x (365/7) = 2.76%

                  g= Effective yield -

                  {[1 + (e)]365/7} - 1 = 2.80%

TOTAL RETURN CALCULATION

      FORMULA:    P(1+T)N = ERV

Where: T= Average annual total return

       N= The number of years including portions of years where applicable for which the performance is being measured

     ERV= Ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period

       P= A hypothetical $1,000 initial payment made at the inception of the I nvestment Division

            Assumed expenses = 1.25% mortality and expense risk charge; $30 contract maintenance charge and a contingent deferred sales charge of 6% of the Contributions made within the last 72 months.

            The above formula can be restated to solve for T as follows:

                              T = [(ERV/P)1/N] - 1

            Following are examples of this calculation on a 1 year, 5 year, 10 year and since inception basis if contingent deferred sales charge applies.

            1 year total return:
                  ERV =       1,142.20
                  N=          1.00
                  P=          1,000.00

            Therefore, 1 year total return is  14.22% .


            5 year total return:
                  ERV =       1,742.76
                  N=          5.00
                  P=          1,000.00

            Therefore, 5 year total return is  11.75% .

            10 year total return:
                  ERV =       2,975.28
                  N=          10.00
                  P=          1,000.00

            Therefore, 10 year total return is  11.52% .

            Since inception total return:
                  ERV =       5,383.53
                  N=          14.50
                  P=          1,000.00

            Therefore, since inception total return is  12.31% .

            Following are examples of this calculation on a 1 year, 5 year, 10 year and since inception basis if contingent deferred sales charge does not apply:

            1 year total return:
                  ERV =       1,202.00
                  N=          1.00
                  P=          1,000.00

            Therefore, 1 year total return is  20.20% .

            5 year total return:
                  ERV =       1,802.83
                  N=          5.00
                  P=          1,000.00

            Therefore, 5 year total return is  12.51% .

            10 year total return:
                  ERV =       2,975.28
                  N=          10.00
                  P=          1,000.00

            Therefore, 10 year total return is  11.52% .

            Since inception total return:
                  ERV = 5,383.53
                  N=          14.50
                  P=          1,000.00

            Therefore, since inception total return is  12.31% .